UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22487

DBX ETF Trust

(Exact name of registrant as specified in charter)

875 Third Avenue

New York, New York 10022

(Address of principal executive offices) (Zip code)

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-4500

Date of fiscal year end: August 31

Date of reporting period: August 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

August 31, 2020

Annual Report

DBX ETF Trust

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (DEEF)

Xtrackers MSCI Kokusai Equity ETF (KOKU)

Xtrackers Russell 1000 Comprehensive Factor ETF (DEUS)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this annual report for four of our equity ETFs for the period ended August 31, 2020.

During the reporting period, the global economy coped with its lowest growth phases on record as the COVID-19 pandemic diverted all funds towards the health crisis, suppressing investment activities. Fiscal measures in the form of relief packages cushioned the fall, ensuring consumption activity, and in some sections, such as equity markets, even sparked an immediate revival. Major central banks, including the Federal Reserve Board, European Central Bank (ECB) and Bank of England, promptly undertook sharp interest rate cuts while continuing their stimulus packages. Furthermore, all revenues from export-driven activities were stalled, and this was a discount on the trade balance, which many nations had to bear.

The U.S. economy was the most affected in terms of the number of COVID-19 cases, and hence, also one of the worst impacted in terms of growth over the review period. Unemployment was at the highest level ever witnessed, which surpassed three times its pre-COVID-19 level; however, as lockdown restrictions were increasingly alleviated, labor data started soothing, but is still at double the rate than the historic lows recorded in September 2019. Interest rates were gradually easing for the first half of the year, before taking a sharp cut, shedding a total of 2% in the wake of the virus. Additionally, the U.S. Federal government emerged steadfast amid the unforeseen entry of the pandemic and issued a sizeable USD2.2 trillion under the CARES Act to anchor economic activity1. Riding on optimistic forecasts, business confidence was high, pushing manufacturing PMIs to their highest levels since January 2019. Elsewhere, trade surplus was lower due to lower exports2. Equity markets recovered and reached new highs despite momentary volatility caused by pandemic-induced fears.

The Eurozone entered into a recession; its Q2 2020 GDP reading was the lowest on record for the region owing to the impact of COVID-19 lockdown on all major sectors, especially industrial production and exports3. In its attempt to truncate the financial risks that the region could face, the ECB sanctioned EUR1.35trn trillion in the form of a Pandemic Emergency Purchase Programme, while keeping interest rates at 0%. Germany, being one of the bloc’s largest economies, was representative of the broader zone’s state, entering into a recession, weighed by lower household spending and fixed investments. France also entered into a recession as its trade deficit increased considerably and government spending receded. Among other regions, the UK too embraced a recession, mostly dragged down by lower private consumption.

The only major economy to avoid a recession and post a positive growth quarter after a lockdown-induced negative quarter was China. The rapid recovery resulted in the largest single quarter growth in the nation’s history. Despite most major economies implied opposition towards the COVID-19 epicenter, both domestic and foreign demand resurged. In contrast, India was one of the major economies that witnessed a steep fall, as it was impacted by a sudden spike in unemployment rates - a shock to its income-generating service sector.

In anticipation of a recovery towards normalcy and growth, administrators around the world are focusing their best efforts on developing an effective vaccine quickly. However, risks include a second wave of COVID-19, resurgence of US-China trade tensions and the divide among regional political opponents pertaining to further relief packages and their composition. Manufacturing activity and business sentiment have shown initial recovery in all regions, which provides optimism to broader investor markets. However, whether markets remain relatively calm, or we witness some episodic volatility, our view is that retaining a diversified factor approach is right. It takes advantage of the relatively uncorrelated nature of their excess returns,

1

and mitigates the need to try and time a particular market cycle. Our team appreciates your trust and looks forward to continue serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 Coronavirus Aid, Relief and Economic Security (CARES) Act.

2 The Manufacturing Purchasing Managers’ Index measures the performance of the manufacturing sector and is derived from a survey of industrial companies.

3 The gross domestic product (GDP) is the monetary value of all the finished goods and services produced within a country’s borders in a specific time period.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

2

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited)

Xtrackers FTSE Developed Ex US Comprehensive Factor ETF (DEEF)

The Xtrackers FTSE Developed ex-US Comprehensive Factor ETF (DEEF) seeks investment results that correspond generally to the performance, before fees and expenses, of the FTSE Developed ex-US Comprehensive Factor Index (the DEEF Index). The DEEF index is designed to provide exposure to developed international equities (except the United States) based on five factors — value, momentum, quality, low volatility and size. For the 12-month period ended August 31, 2020, DEEF shares returned 7.49%, compared to the DEEF Index return of 7.73%.

The majority of sectors contributed positively to performance with the greatest contribution coming from Industrials, Materials and Financials. Real Estate, Energy and Communication Services were the only negative contributors to performance. From a geographical perspective, Sweden, Japan and United Kingdom were the major positive contributors, while Hong Kong and Singapore contributed negatively to performance.

Xtrackers MSCI Kokusai Equity ETF (KOKU)

The Xtrackers MSCI Kokusai Equity ETF (KOKU) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Kokusai Index (the KOKU Index). The KOKU Index is a market capitalization weighted index designed to capture exposure to the large- and mid-cap equity securities in 22 of the 23 developed stock market across the world, excluding Japan. For the period April 8, 2020 (Commencement of Operations) to August 31, 2020, KOKU shares returned 31.66%, compared to the KOKU Index return of 31.48%.

All the sectors contributed positively to performance with greatest contribution coming from Information Technology, Consumer Discretionary and Communication. From a geographical perspective, all the countries contributed positively with greatest contribution coming from United States, Germany and Canada.

Xtrackers Russell 1000 Comprehensive Factor ETF (DEUS)

The Xtrackers Russell 1000 Comprehensive Factor ETF (DEUS) seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000 Comprehensive Factor Index (the DEUS Index). The DEUS index is designed to provide exposure to large-cap United States equities based on five factors — value, momentum, quality, low volatility and size. For the 12-month period ended August 31, 2020, DEUS shares returned 4.93%, compared to the DEUS Index return of 4.94%.

The majority of sectors contributed positively to performance with the greatest contribution coming from Information Technology, Healthcare and Industrials. Financials, Real Estate and Energy were the major negative contributors to performance.

Russell 1000 US Quality at a Reasonable Price ETF (QARP)

The Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP) seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000 2Qual/Val 5% Capped Index. Russell 1000 2Qual/Val 5% Capped Index — a multifactor index designed to capture exposure to large-cap U.S. equities that exhibit strong quality and value factor characteristics. For the 12-month period ended August 31, 2020, QARP shares returned 18.72%, compared to the QARP Index return of 19.09%.

The majority of sectors contributed positively to performance with the greatest contribution coming from Information Technology, Healthcare and Communication Services. Energy and Real Estate were the major negative contributors to performance.

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Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance data visit www.Xtrackers.com. Returns assume that dividends and capital gains distributions have been reinvested. See pages 5-12 of this report for additional performance information, including performance data based on market value.

3

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk.

4

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (DEEF)

The Xtrackers FTSE Developed ex US Comprehensive Factor ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the FTSE Developed ex US Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US Index, which is comprised of large- and mid-capitalization equity securities from developed markets (except the United States). It is not possible to invest directly into an index.

Performance as of August 31, 2020

Average Annual Total Returns

	Net Asset Value	Market Value	FTSE Developed ex US Comprehensive Factor Index	FTSE Developed ex US Net Tax (US RIC) Index
One Year	7.49%	6.97%	7.73%	7.45%
Since Inception[1]	5.39%	5.24%	5.96%	5.42%

Cumulative Total Returns

	Net Asset Value	Market Value	FTSE Developed ex US Comprehensive Factor Index	FTSE Developed ex US Net Tax (US RIC) Index
One Year	7.49%	6.97%	7.73%	7.45%
Since Inception[1]	28.48%	27.60%	31.85%	28.64%

1 Total returns are calculated based on the commencement of operations, November 24, 2015 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 20, 2019, was 0.35%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

5

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (DEEF) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, November 24, 2015.

Sector Diversification* as of August 31, 2020

Industrials	23.3%
Consumer Discretionary	12.8%
Consumer Staples	10.3%
Financials	10.2%
Materials	9.6%
Real Estate	9.3%
Utilities	6.5%
Communication Services	5.6%
Information Technology	5.5%
Health Care	5.0%
Energy	1.9%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2020 (7.7% of Net Assets)

Description	% of Net Assets
Coles Group Ltd. (Australia)	1.2%
Industrivarden AB (Sweden)	1.2%
Kinnevik AB (Sweden)	1.1%
Investor AB (Sweden)	0.8%
Sekisui House Ltd. (Japan)	0.7%
Segro PLC (United Kingdom)	0.6%
Woolworths Group Ltd. (Australia)	0.6%
ITOCHU Corp. (Japan)	0.5%
Goodman Group (Australia)	0.5%
Magna International, Inc. (Canada)	0.5%

Country Diversification* as of August 31, 2020

Japan	23.1%
United Kingdom	12.0%
Australia	10.9%
Sweden	8.7%
Canada	6.1%
France	6.0%
Germany	4.8%
Switzerland	4.4%
Singapore	2.9%
Netherlands	2.6%
South Korea	2.0%
Other	16.5%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 14.

6

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Kokusai Equity ETF (KOKU)

Xtrackers MSCI Kokusai Equity ETF (the “fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Kokusai Index (the “Underlying Index”). The MSCI Kokusai Index is also known as the MSCI World ex Japan Index. The Underlying Index is designed to track the performance of equity markets in developed markets (excluding Japan). The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure developed-market equity performance throughout the world. It is not possible to invest directly into an index.

Performance as of August 31, 2020

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI Kokusai Index	MSCI World Index
Since Inception[1]	31.66%	31.46%	31.48%	30.43%

1 Total returns are calculated based on the commencement of operations, April 8, 2020 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated January 13, 2020, was 0.09%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

7

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Kokusai Equity ETF (KOKU) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, April 8, 2020.

Sector Diversification* as of August 31, 2020

Information Technology	23.1%
Health Care	13.6%
Financials	12.4%
Consumer Discretionary	11.4%
Industrials	9.3%
Communication Services	8.9%
Consumer Staples	8.1%
Materials	4.3%
Utilities	3.3%
Energy	2.9%
Real Estate	2.7%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2020 (20.5% of Net Assets)

Description	% of Net Assets
Apple, Inc. (United States)	5.2%
Microsoft Corp. (United States)	3.8%
Amazon.com, Inc. (United States)	3.4%
Alphabet, Inc. (United States)	2.3%
Facebook, Inc. (United States)	1.6%
Johnson & Johnson (United States)	0.9%
Tesla, Inc. (United States)	0.9%
Visa, Inc. (United States)	0.8%
Nestle SA (Switzerland)	0.8%
Procter & Gamble Co. (United States)	0.8%

Country Diversification* as of August 31, 2020

United States	70.2%
United Kingdom	4.7%
Switzerland	3.7%
France	3.5%
Canada	3.5%
Germany	3.1%
Australia	2.3%
Other	9.0%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 28.

8

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Russell 1000 Comprehensive Factor ETF (DEUS)

Xtrackers Russell 1000 Comprehensive Factor ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000 Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. It is not possible to invest directly into an index.

Performance as of August 31, 2020

Average Annual Total Returns

	Net Asset Value	Market Value	Russell 1000 Comprehensive Factor Index	Russell 1000 Index Total Return
One Year	4.93%	4.96%	4.94%	22.50%
Since Inception[1]	9.14%	9.14%	9.31%	13.71%

Cumulative Total Returns

	Net Asset Value	Market Value	Russell 1000 Comprehensive Factor Index	Russell 1000 Index Total Return
One Year	4.93%	4.96%	4.94%	22.50%
Since Inception[1]	51.83%	51.82%	52.99%	84.72%

1 Total returns are calculated based on the commencement of operations, November 24, 2015 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 20, 2019, was 0.17%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

9

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Russell 1000 Comprehensive Factor ETF (DEUS) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, November 24, 2015.

Sector Diversification* as of August 31, 2020

Information Technology	19.0%
Industrials	16.5%
Health Care	16.0%
Financials	10.8%
Consumer Discretionary	10.5%
Consumer Staples	7.1%
Utilities	6.0%
Materials	5.4%
Communication Services	3.9%
Real Estate	3.8%
Energy	1.0%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2020 (6.8% of Net Assets)

Description	% of Net Assets
McKesson Corp.	0.8%
Cardinal Health, Inc.	0.8%
Progressive Corp.	0.7%
Target Corp.	0.7%
Humana, Inc.	0.7%
NortonLifeLock, Inc.	0.7%
Western Union Co.	0.6%
AmerisourceBergen Corp.	0.6%
Cummins, Inc.	0.6%
Cigna Corp.	0.6%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 41.

10

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000 2Qual/Val 5% Capped Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality and value. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. It is not possible to invest directly into an index.

Performance as of August 31, 2020

Average Annual Total Returns

	Net Asset Value	Market Value	Russell 1000 2Qual/Val 5% Capped Factor Index	Russell 1000 Index Total Return
One Year	18.72%	18.81%	19.09%	22.50%
Since Inception[1]	11.99%	11.96%	12.26%	14.64%

Cumulative Total Returns

	Net Asset Value	Market Value	Russell 1000 2Qual/Val 5% Capped Factor Index	Russell 1000 Index Total Return
One Year	18.72%	18.81%	19.09%	22.50%
Since Inception[1]	31.35%	31.31%	32.16%	39.01%

1 Total returns are calculated based on the commencement of operations, April 5, 2018 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 20, 2019, was 0.19%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

11

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, April 5, 2018.

Sector Diversification* as of August 31, 2020

Information Technology	28.0%
Health Care	16.5%
Communication Services	13.0%
Consumer Discretionary	10.2%
Industrials	9.1%
Financials	8.1%
Consumer Staples	6.0%
Energy	5.2%
Materials	2.1%
Real Estate	1.2%
Utilities	0.6%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2020 (34.3% of Net Assets)

Description	% of Net Assets
Apple, Inc.	6.8%
Alphabet, Inc.	5.2%
Facebook, Inc.	4.3%
Berkshire Hathaway, Inc.	4.2%
Intel Corp.	3.0%
Johnson & Johnson	2.9%
Visa, Inc.	2.4%
Mastercard, Inc.	2.0%
Home Depot, Inc.	1.8%
Chevron Corp.	1.7%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 50.

12

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including unitary advisory fees and other Fund expenses. In the most recent six-month period the Funds limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 to August 31, 2020), except Xtrackers MSCI Kokusai Equity ETF which is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (commencement of operations, as noted below, to August 31, 2020).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers FTSE Developed ex US Comprehensive Factor ETF
Actual	$1,000.00	$1,091.80	0.24%	$1.26
Hypothetical (5% return before expenses)	$1,000.00	$1,023.93	0.24%	$1.22
Xtrackers MSCI Kokusai Equity ETF
Actual (2)	$1,000.00	$1,316.60	0.09%	$0.42
Hypothetical (5% return before expenses)	$1,000.00	$1,024.68	0.09%	$0.46
Xtrackers Russell 1000 Comprehensive Factor ETF
Actual	$1,000.00	$1,081.60	0.17%	$0.89
Hypothetical (5% return before expenses)	$1,000.00	$1,024.28	0.17%	$0.87
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
Actual	$1,000.00	$1,172.80	0.19%	$1.04
Hypothetical (5% return before expenses)	$1,000.00	$1,024.18	0.19%	$0.97

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 366.

(2) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 146 (the number of days in the period April 8, 2020 (commencement of operations) to August 31, 2020), then divided by 366.

13

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF

August 31, 2020

	Number of Shares	Value
COMMON STOCKS — 99.1%
Australia — 10.8%
AGL Energy Ltd.	16,753	$183,367
ALS Ltd.	5,889	38,021
Alumina Ltd.	26,821	31,142
Ampol Ltd.	8,602	165,529
Ansell Ltd.	4,544	129,985
APA Group (a)	15,328	118,233
Aristocrat Leisure Ltd.	7,496	157,274
ASX Ltd.	1,452	93,788
Atlas Arteria Ltd. (a)	5,510	26,487
Aurizon Holdings Ltd.	56,697	182,397
AusNet Services	26,982	36,417
Australia & New Zealand Banking Group Ltd.	1,343	18,156
Bank of Queensland Ltd. (b)	1,707	7,739
Bendigo & Adelaide Bank Ltd.	1,905	9,214
BHP Group Ltd.	2,867	80,380
BHP Group PLC	3,609	82,767
BlueScope Steel Ltd.	3,763	35,315
Boral Ltd.	29,281	86,836
Brambles Ltd.	39,037	320,166
Challenger Ltd.	3,798	11,460
Charter Hall Group REIT	24,775	229,213
Cleanaway Waste Management Ltd.	19,606	37,409
Coca-Cola Amatil Ltd.	15,829	106,528
Cochlear Ltd.	1,059	150,489
Coles Group Ltd.	66,444	871,229
Commonwealth Bank of Australia	194	9,796
Computershare Ltd.	12,443	122,298
Crown Resorts Ltd.	8,275	55,139
CSL Ltd.	215	45,477
CSR Ltd.	27,035	73,177
Dexus REIT	32,399	211,573
Domino’s Pizza Enterprises Ltd.	752	44,908
Downer EDI Ltd.	19,511	64,788
Flight Centre Travel Group Ltd.	987	9,657
Fortescue Metals Group Ltd.	928	11,955
Goodman Group REIT	26,769	362,483
GPT Group REIT	43,421	122,989
Harvey Norman Holdings Ltd.	27,149	88,745
IDP Education Ltd.	1,248	18,524
Iluka Resources Ltd.	907	6,802
Incitec Pivot Ltd.	8,895	13,814
Insurance Australia Group Ltd.	14,123	49,821
JB Hi-Fi Ltd.	8,107	300,736
Lendlease Group (a)	10,288	88,411
Macquarie Group Ltd.	270	25,499
Magellan Financial Group Ltd.	2,448	107,267
Medibank Pvt Ltd.	105,034	212,061
Metcash Ltd.	20,639	44,570
Mirvac Group REIT	169,955	265,206
National Australia Bank Ltd.	1,812	24,027
Newcrest Mining Ltd.	2,677	63,274
Oil Search Ltd.	3,350	8,101
Orica Ltd.	5,723	73,560
Origin Energy Ltd.	7,761	32,142
Orora Ltd.	32,028	53,057

	Number of Shares	Value
Australia (Continued)
OZ Minerals Ltd.	1,606	$17,364
Perpetual Ltd.	2,439	55,917
Platinum Asset Management Ltd. (b)	4,138	11,354
Qantas Airways Ltd.	36,955	107,681
QBE Insurance Group Ltd.	8,448	66,288
Qube Holdings Ltd.	28,147	57,036
Ramsay Health Care Ltd.	1,537	73,953
REA Group Ltd.	755	63,748
Scentre Group REIT	28,080	46,932
SEEK Ltd.	5,710	87,286
Shopping Centres Australasia Property Group REIT	25,914	43,121
Sonic Healthcare Ltd.	5,359	127,022
South32 Ltd.	6,076	9,436
Star Entertainment Group Ltd.	16,149	35,232
Stockland REIT	16,998	49,781
Suncorp Group Ltd.	4,070	27,993
Sydney Airport (a)	11,178	47,285
Tabcorp Holdings Ltd.	21,860	58,523
Telstra Corp. Ltd.	30,053	64,232
TPG Telecom Ltd.*	2,220	13,512
Transurban Group (a)	3,631	36,144
Treasury Wine Estates Ltd.	1,257	8,599
Tuas Ltd.*	1,110	410
Vicinity Centres REIT	20,202	21,589
Washington H Soul Pattinson & Co. Ltd.	715	11,067
Wesfarmers Ltd.	10,071	353,930
Westpac Banking Corp.	830	10,767
Woodside Petroleum Ltd.	6,232	90,242
Woolworths Group Ltd.	14,609	430,759

(Cost $7,076,243)		7,846,601

Austria — 0.2%
ANDRITZ AG	1,080	36,217
Erste Group Bank AG*	409	9,969
OMV AG*	1,012	32,993
Telekom Austria AG*	5,611	41,471
Verbund AG	310	16,683
Vienna Insurance Group AG Wiener Versicherung Gruppe*	267	6,546
voestalpine AG	1,045	26,008

(Cost $188,289)		169,887

Belgium — 1.1%
Ackermans & van Haaren NV*	337	48,002
Ageas SA/NV	1,183	49,801
Colruyt SA	566	35,876
Elia Group SA/NV	856	92,238
KBC Group NV	115	6,615
Proximus SADP	4,337	86,050
Sofina SA	901	271,004
Solvay SA	316	27,452
Telenet Group Holding NV	682	26,574
UCB SA	842	100,216
Umicore SA(b)	1,689	77,748

(Cost $748,539)		821,576

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2020

	Number of Shares	Value
Cambodia — 0.0%
NagaCorp Ltd. (Cost $30,095)	23,103	$27,932

Canada — 6.0%
Agnico Eagle Mines Ltd.	466	38,462
Alimentation Couche-Tard, Inc., Class B	9,588	313,259
Bank of Montreal	502	31,893
Bank of Nova Scotia	179	7,744
BCE, Inc.	1,059	45,564
Brookfield Asset Management, Inc., Class A	1,118	37,771
Canadian Imperial Bank of Commerce	574	45,622
Canadian National Railway Co.	690	72,583
Canadian Natural Resources Ltd.	2,916	57,561
Canadian Pacific Railway Ltd.	546	161,707
Canadian Tire Corp. Ltd., Class A	1,399	146,509
Canadian Utilities Ltd., Class A	4,179	105,008
Cenovus Energy, Inc.	2,137	10,103
CGI, Inc.*	1,606	112,930
Constellation Software, Inc.	78	90,394
Dollarama, Inc.	3,557	139,010
Enbridge, Inc.	958	30,682
Fairfax Financial Holdings Ltd.	133	41,044
Fortis, Inc.	4,901	196,236
Franco-Nevada Corp.	547	82,355
George Weston Ltd.	1,906	137,843
Great-West Lifeco, Inc.	1,312	26,795
Hydro One Ltd., 144A	7,143	148,019
IGM Financial, Inc.	3,617	88,360
Imperial Oil Ltd. (b)	2,222	36,682
Intact Financial Corp.	1,120	120,093
Inter Pipeline Ltd.	4,256	44,979
Loblaw Cos. Ltd.	1,195	61,825
Magna International, Inc.	7,308	356,272
Manulife Financial Corp.	4,443	65,608
Metro, Inc.	6,815	308,177
National Bank of Canada	1,599	87,991
Nutrien Ltd.	500	18,539
Pembina Pipeline Corp.	1,843	45,688
Power Corp. of Canada	4,172	83,379
Restaurant Brands International, Inc.	1,033	56,028
RioCan Real Estate Investment Trust REIT	11,052	129,016
Rogers Communications, Inc., Class B	1,606	66,880
Royal Bank of Canada	100	7,623
Saputo, Inc.	1,306	32,616
Shaw Communications, Inc., Class B	7,109	133,074
Sun Life Financial, Inc.	2,099	87,701
Suncor Energy, Inc.	2,469	39,661
TC Energy Corp.	1,671	78,218
TELUS Corp.	12,611	232,485
Thomson Reuters Corp.	847	64,818
Toronto-Dominion Bank	430	21,474
Wheaton Precious Metals Corp.	444	23,738

(Cost $4,203,190)		4,370,019

Chile — 0.0%
Antofagasta PLC (Cost $6,944)	597	8,585

	Number of Shares	Value
China — 0.1%
Lenovo Group Ltd.	24,848	$16,608
Tingyi Cayman Islands Holding Corp.	6,658	12,508
Uni-President China Holdings Ltd.	15,093	13,749
Want Want China Holdings Ltd.	27,846	19,115

(Cost $61,866)		61,980

Cyprus — 0.3%
Polymetal International PLC (Cost $96,014)	6,773	183,914

Czech Republic — 0.1%
Avast PLC, 144A (Cost $22,091)	5,824	41,798

Denmark — 1.6%
A.P. Moller — Maersk A/S, Class A	29	41,371
A.P. Moller — Maersk A/S, Class B	23	35,339
Carlsberg A/S, Class B	1,466	206,453
Chr Hansen Holding A/S	271	31,181
Coloplast A/S, Class B	675	114,783
Demant A/S*	638	19,085
DSV PANALPINA A/S	95	14,886
Genmab A/S*	110	41,634
GN Store Nord A/S	1,448	105,123
ISS A/S*	1,509	23,282
Novo Nordisk A/S, Class B	654	43,408
Novozymes A/S, Class B	2,127	126,124
Orsted A/S, 144A	310	43,955
Pandora A/S	285	20,860
ROCKWOOL International A/S, Class B	126	47,974
Tryg A/S	2,058	63,314
Vestas Wind Systems A/S	1,378	209,955

(Cost $840,493)		1,188,727

Finland — 1.9%
Elisa OYJ	3,558	209,738
Fortum OYJ	3,739	79,215
Huhtamaki OYJ*	3,031	146,955
Kesko OYJ, Class B	6,262	139,221
Kone OYJ, Class B	3,137	269,522
Metso Outotec OYJ	2,539	18,872
Neles OYJ	592	8,100
Neste OYJ	1,494	80,064
Nokian Renkaat OYJ	1,566	43,694
Orion OYJ, Class B	2,016	94,802
Sampo OYJ, Class A	770	31,061
Stora Enso OYJ, Class R	2,870	42,321
UPM-Kymmene OYJ	6,668	202,635
Wartsila OYJ Abp	1,811	15,516

(Cost $1,060,093)		1,381,716

France — 6.0%
Accor SA*	990	30,476
Aeroports de Paris	88	9,240
Air Liquide SA	448	74,501
Airbus SE*	55	4,528
ALD SA, 144A	1,036	10,668
Alstom SA*	5,189	289,438
Amundi SA, 144A*	421	32,777

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2020

	Number of Shares	Value
France (Continued)
Arkema SA	661	$73,440
Atos SE*	208	18,035
BioMerieux	406	61,666
Bollore SA	25,225	94,968
Bouygues SA*	6,828	271,518
Bureau Veritas SA*	2,961	67,265
Capgemini SE	840	116,533
Carrefour SA	2,262	36,412
Casino Guichard Perrachon SA*(b)	163	4,240
Cie de Saint-Gobain*	3,635	147,721
Cie Generale des Etablissements Michelin SCA	1,728	195,542
Cie Plastic Omnium SA	672	15,198
Covivio REIT	640	47,532
Danone SA	463	30,510
Dassault Aviation SA*	15	13,679
Dassault Systemes SE	33	6,230
Edenred	822	42,537
Eiffage SA*	2,374	219,242
Electricite de France SA	1,215	12,790
Elis SA*	5,086	65,996
Engie SA*	6,822	95,090
Eurazeo SE*	290	15,337
Eutelsat Communications SA	1,878	18,884
Faurecia SE*	383	16,723
Gecina SA REIT	1,681	231,597
Getlink SE*	2,205	33,860
Hermes International	19	16,347
ICADE REIT	78	5,061
Iliad SA (b)	93	19,909
Imerys SA	316	12,857
Ingenico Group SA*	167	28,401
JCDecaux SA*	378	7,229
Kering SA	17	10,462
Klepierre SA REIT (b)	371	6,119
Legrand SA	1,975	165,104
L’Oreal SA	42	13,909
Orange SA	6,385	71,245
Orpea*	284	34,186
Pernod Ricard SA	137	23,512
Peugeot SA*	2,055	35,317
Publicis Groupe SA*	1,930	67,791
Remy Cointreau SA (b)	44	7,257
Rexel SA*	6,279	84,180
Rubis SCA	2,417	114,410
Safran SA*	446	51,750
Sanofi	103	10,454
Sartorius Stedim Biotech	103	36,930
Schneider Electric SE	1,083	134,378
SCOR SE*	851	22,818
SEB SA	85	14,954
Sodexo SA	481	34,492
Suez SA	11,057	191,809
Teleperformance	525	162,243
Thales SA	163	12,769
TOTAL SE	319	12,628
Ubisoft Entertainment SA*	112	9,237

	Number of Shares	Value
France (Continued)
Unibail-Rodamco-Westfield REIT (b)	97	$4,543
Valeo SA	1,832	56,089
Veolia Environnement SA	11,173	269,920
Vinci SA	761	71,517
Vivendi SA	1,390	39,564
Wendel SE	76	7,812
Worldline SA, 144A*	386	35,555

(Cost $4,013,473)		4,306,931

Germany — 4.4%
adidas AG*	293	89,215
Allianz SE	81	17,584
BASF SE	1,116	68,149
Bayer AG	385	25,573
Bayerische Motoren Werke AG	196	14,100
Bechtle AG	402	81,347
Beiersdorf AG	567	65,641
Brenntag AG	2,363	148,254
Carl Zeiss Meditec AG	283	31,950
Continental AG	116	12,652
Covestro AG, 144A	795	37,898
CTS Eventim AG & Co. KGaA*	1,349	67,147
Daimler AG	308	15,708
Deutsche Boerse AG	54	10,230
Deutsche Lufthansa AG*(b)	808	8,436
Deutsche Post AG	1,502	68,476
Deutsche Telekom AG	3,050	53,803
Deutsche Wohnen SE	2,992	159,735
DWS Group GmbH & Co. KGaA, 144A*(c)	202	7,951
E.ON SE	6,908	81,873
Evonik Industries AG	3,799	110,405
Fielmann AG*	579	42,205
Fraport AG Frankfurt Airport Services Worldwide*(b)	642	29,299
Fresenius Medical Care AG & Co. KGaA	386	32,804
Fresenius SE & Co. KGaA	718	33,317
FUCHS PETROLUB SE	377	13,639
GEA Group AG	2,872	104,967
Hannover Rueck SE	251	42,806
HeidelbergCement AG	1,135	72,241
Hella GmbH & Co. KGaA	787	38,590
Henkel AG & Co. KGaA	132	11,879
HOCHTIEF AG	117	10,397
HUGO BOSS AG	109	2,894
Infineon Technologies AG	1,194	33,072
KION Group AG	702	59,491
Knorr-Bremse AG	297	37,821
LANXESS AG	1,937	113,534
LEG Immobilien AG	2,144	316,053
Merck KGaA	892	121,240
METRO AG	821	8,142
MTU Aero Engines AG	373	69,255
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	182	52,609
Nemetschek SE	96	7,646
ProSiebenSat.1 Media SE*(b)	2,695	30,561
Puma SE*	320	26,476

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2020

	Number of Shares	Value
Germany (Continued)
Rational AG	30	$19,231
Rheinmetall AG	475	44,049
RWE AG	1,597	63,601
SAP SE	70	11,556
Scout24 AG, 144A	407	37,942
Siemens AG	312	43,157
Siemens Healthineers AG, 144A	97	4,420
Symrise AG	631	87,199
Talanx AG	287	10,688
TeamViewer AG, 144A*	383	20,782
Telefonica Deutschland Holding AG	8,356	23,145
TUI AG (b)	6,062	26,761
Uniper SE	4,494	147,479
United Internet AG	194	9,545
Vonovia SE	1,970	141,361
Zalando SE, 144A*	287	25,104

(Cost $2,618,246)		3,203,085

Hong Kong — 1.7%
ASM Pacific Technology Ltd.	1,159	12,465
Cafe de Coral Holdings Ltd.	12,343	28,508
Cathay Pacific Airways Ltd.	8,852	7,196
China Mengniu Dairy Co. Ltd.*	12,759	62,724
Chow Tai Fook Jewellery Group Ltd.	13,706	15,386
CK Asset Holdings Ltd.	7,495	40,714
CK Hutchison Holdings Ltd.	6,587	43,133
CK Infrastructure Holdings Ltd.	1,308	6,920
CLP Holdings Ltd.	2,523	24,790
Dairy Farm International Holdings Ltd.	2,365	9,886
First Pacific Co. Ltd.	50,967	14,270
Hang Lung Group Ltd.	12,326	31,808
Hang Lung Properties Ltd.	15,742	44,381
Hang Seng Bank Ltd.	197	3,099
Henderson Land Development Co. Ltd.	8,473	33,399
Hong Kong & China Gas Co. Ltd.	11,608	16,895
Hong Kong Exchanges & Clearing Ltd.	156	7,874
Hongkong Land Holdings Ltd.	1,844	7,063
Hutchison Port Holdings Trust, Class U	71,600	7,590
Hysan Development Co. Ltd.	6,788	21,458
Jardine Matheson Holdings Ltd.	500	21,000
Jardine Strategic Holdings Ltd.	300	6,018
Johnson Electric Holdings Ltd.	9,597	18,946
Kerry Logistics Network Ltd.	16,436	27,357
Kerry Properties Ltd.	5,853	15,218
Link REIT	16,392	130,499
MTR Corp. Ltd.	675	3,514
New World Development Co. Ltd.	5,693	29,566
NWS Holdings Ltd.	5,144	4,374
PCCW Ltd.	49,281	30,903
Power Assets Holdings Ltd.	15,172	86,919
Shun Tak Holdings Ltd.	28,093	9,751
Sino Land Co. Ltd.	14,951	17,420
SITC International Holdings Co. Ltd.	18,987	24,940
Sun Art Retail Group Ltd.	5,180	6,751
Sun Hung Kai Properties Ltd.	2,281	30,668
Swire Pacific Ltd., Class A	3,572	19,450
Swire Pacific Ltd., Class B	9,035	8,207

	Number of Shares	Value
Hong Kong (Continued)
Swire Properties Ltd.	6,969	$18,883
Techtronic Industries Co. Ltd.	12,820	162,769
Vitasoy International Holdings Ltd. (b)	3,541	12,610
VTech Holdings Ltd.	5,073	29,586
WH Group Ltd., 144A	25,126	21,689
Wharf Holdings Ltd.	3,608	7,039
Wharf Real Estate Investment Co. Ltd.	1,000	4,161
Xinyi Glass Holdings Ltd.	32,015	55,354
Yue Yuen Industrial Holdings Ltd.	7,438	12,880

(Cost $1,280,767)		1,256,031

Ireland — 1.2%
CRH PLC	5,509	208,749
DCC PLC	541	48,011
Experian PLC	3,443	128,619
Flutter Entertainment PLC	670	111,061
Glanbia PLC	894	10,317
James Hardie Industries PLC CDI	1,222	27,862
Kerry Group PLC, Class A	411	54,069
Kingspan Group PLC	1,246	107,217
Smurfit Kappa Group PLC	3,863	138,309

(Cost $606,522)		834,214

Israel — 1.3%
Airport City Ltd.*	3,892	45,391
Alony Hetz Properties & Investments Ltd.	2,614	30,728
Amot Investments Ltd.	7,390	37,967
Azrieli Group Ltd.	426	23,005
Bank Hapoalim BM	4,816	29,226
Bank Leumi Le-Israel BM	10,449	53,621
Bezeq The Israeli Telecommunication Corp. Ltd.*	23,674	27,073
Elbit Systems Ltd.	259	35,005
Fattal Holdings 1998 Ltd.*	71	4,715
First International Bank of Israel Ltd.	1,028	24,122
Harel Insurance Investments & Financial Services Ltd.*	2,048	14,707
ICL Group Ltd.	4,122	15,360
Israel Discount Bank Ltd., Class A	10,002	32,109
Melisron Ltd.	1,577	63,329
Mivne Real Estate KD Ltd.*	14,527	30,122
Mizrahi Tefahot Bank Ltd.	1,759	35,902
Nice Ltd.*	1,010	231,425
Oil Refineries Ltd.	43,336	8,844
Paz Oil Co. Ltd.	400	40,671
Phoenix Holdings Ltd.*	2,462	12,333
Shapir Engineering and Industry Ltd.*	2,227	15,581
Shufersal Ltd.	2,716	21,393
Strauss Group Ltd.	1,459	42,659
Tower Semiconductor Ltd.*	1,299	25,575

(Cost $821,779)		900,863

Italy — 1.7%
A2A SpA	56,969	83,326
Amplifon SpA*	732	24,442
Assicurazioni Generali SpA	1,626	25,290
Atlantia SpA*	1,073	17,106
Banca Mediolanum SpA	2,127	15,810

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2020

	Number of Shares	Value
Italy (Continued)
Buzzi Unicem SpA	1,502	$36,860
Buzzi Unicem SpA-RSP	1,162	16,232
Davide Campari-Milano NV	2,291	23,541
DiaSorin SpA	423	76,642
Enel SpA	8,701	78,971
Eni SpA	1,502	14,011
Ferrari NV	752	146,775
Hera SpA	32,981	126,298
Infrastrutture Wireless Italiane SpA, 144A	4,469	43,639
Italgas SpA	15,890	102,525
Leonardo SpA	3,600	24,403
Mediobanca Banca di Credito Finanziario SpA	1,536	13,377
Moncler SpA*	1,143	44,358
Nexi SpA, 144A*	987	17,606
Pirelli & C SpA, 144A*	3,646	15,789
Poste Italiane SpA, 144A	2,602	23,930
Prysmian SpA	975	27,332
Recordati Industria Chimica e Farmaceutica SpA	1,039	56,749
Salvatore Ferragamo SpA*	490	7,073
Snam SpA	21,981	112,776
Telecom Italia SpA	18,390	8,771
Telecom Italia SpA-RSP	22,325	10,568
Terna Rete Elettrica Nazionale SpA	4,793	34,726
UnipolSai Assicurazioni SpA (b)	2,498	7,182

(Cost $1,121,160)		1,236,108

Japan — 22.9%
ABC-Mart, Inc. (b)	563	29,625
Advantest Corp.	400	19,124
Aeon Co. Ltd.	3,949	97,901
Aeon Mall Co. Ltd. (b)	1,200	15,876
AGC, Inc.	1,200	34,004
Aica Kogyo Co. Ltd.	1,214	41,671
Ain Holdings, Inc.	100	6,469
Air Water, Inc.	3,000	42,152
Aisin Seiki Co. Ltd.	1,593	54,755
Ajinomoto Co., Inc.	3,000	55,901
Alfresa Holdings Corp.	1,270	25,509
Alps Alpine Co. Ltd.	300	4,770
Amada Co. Ltd.	7,443	66,257
Amano Corp.	2,300	47,932
ANA Holdings, Inc.*(b)	1,243	31,032
Ariake Japan Co. Ltd.	212	14,574
Asahi Group Holdings Ltd.	1,392	48,739
Asahi Intecc Co. Ltd.	116	3,440
Asahi Kasei Corp.	6,819	57,230
ASKUL Corp.	509	15,719
Astellas Pharma, Inc.	6,783	106,467
Autobacs Seven Co. Ltd.	1,379	17,841
Azbil Corp.	4,713	147,996
Bandai Namco Holdings, Inc.	1,900	118,019
Benesse Holdings, Inc.	300	7,641
Bic Camera, Inc.	1,200	13,285
Bridgestone Corp.	3,624	114,859
Brother Industries Ltd.	1,442	23,864

	Number of Shares	Value
Japan (Continued)
Calbee, Inc.	980	$30,543
Canon Marketing Japan, Inc.	1,200	21,455
Canon, Inc.	1,322	22,838
Capcom Co. Ltd.	654	31,699
Casio Computer Co. Ltd.	1,398	22,530
Central Japan Railway Co.	156	23,375
Chubu Electric Power Co., Inc.	7,931	97,936
Chugai Pharmaceutical Co. Ltd.	600	26,711
Chugoku Electric Power Co., Inc.	8,083	98,479
Citizen Watch Co. Ltd.	1,300	4,131
COMSYS Holdings Corp.	2,234	62,399
Cosmos Pharmaceutical Corp.	390	68,589
Dai Nippon Printing Co. Ltd.	3,007	63,914
Daicel Corp.	4,127	29,966
Daido Steel Co. Ltd.	555	18,475
Daifuku Co. Ltd.	326	28,682
Dai-ichi Life Holdings, Inc.	1,200	18,168
Daiichikosho Co. Ltd.	916	28,591
Daikin Industries Ltd.	484	91,122
Daito Trust Construction Co. Ltd.	1,485	131,647
Daiwa House Industry Co. Ltd.	3,102	83,090
Daiwa Securities Group, Inc.	3,245	14,627
DeNA Co. Ltd.	600	9,556
Denka Co. Ltd.	1,200	33,744
Denso Corp.	1,644	69,096
DIC Corp.	1,100	26,171
Disco Corp.	111	25,885
Dowa Holdings Co. Ltd.	600	18,643
East Japan Railway Co.	547	35,576
Ebara Corp.	600	15,458
Electric Power Development Co. Ltd.	3,576	53,921
ENEOS Holdings, Inc.	27,620	108,245
Ezaki Glico Co. Ltd.	300	12,730
Fancl Corp.	400	13,070
FANUC Corp.	296	51,932
Fast Retailing Co. Ltd. (b)	11	6,564
FP Corp.	400	30,478
Fuji Electric Co. Ltd.	1,488	46,515
Fuji Media Holdings, Inc.	800	7,944
FUJIFILM Holdings Corp.	1,151	54,769
Fujitsu General Ltd.	900	23,543
Fujitsu Ltd.	142	18,506
Fukuyama Transporting Co. Ltd.	700	34,523
Furukawa Electric Co. Ltd.	500	11,919
Glory Ltd.	2,288	47,812
GS Yuasa Corp.	1,938	32,110
Hakuhodo DY Holdings, Inc.	3,669	45,670
Hamamatsu Photonics KK	1,450	66,043
Hankyu Hanshin Holdings, Inc.	1,767	57,403
Haseko Corp.	4,597	62,727
Heiwa Corp.	1,464	24,698
Hikari Tsushin, Inc.	100	24,160
Hino Motors Ltd.	5,759	38,775
Hirose Electric Co. Ltd.	440	49,832
Hisamitsu Pharmaceutical Co., Inc.	340	15,678
Hitachi Ltd.	5,346	177,956
Hitachi Metals Ltd.	2,000	30,006

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2020

	Number of Shares	Value
Japan (Continued)
Hitachi Transport System Ltd.	680	$23,694
Hokuriku Electric Power Co.	2,963	21,878
Honda Motor Co. Ltd.	1,645	42,333
Horiba Ltd.	500	27,394
Hoshizaki Corp.	513	39,233
House Foods Group, Inc.	657	22,180
Hoya Corp.	700	68,749
Hulic Co. Ltd.	6,848	62,381
Ibiden Co. Ltd.	600	18,813
Idemitsu Kosan Co. Ltd.	725	15,971
IHI Corp.	901	13,382
Iida Group Holdings Co. Ltd.	900	17,568
Inpex Corp.	3,399	21,597
Isetan Mitsukoshi Holdings Ltd.	900	4,956
Isuzu Motors Ltd.	2,700	26,708
Ito En Ltd.	600	36,268
ITOCHU Corp. (b)	14,636	375,889
Itochu Techno-Solutions Corp.	700	25,348
Itoham Yonekyu Holdings, Inc.	1,300	8,667
J. Front Retailing Co. Ltd. (b)	2,165	15,067
Japan Airlines Co. Ltd.	1,479	29,484
Japan Petroleum Exploration Co. Ltd.	400	6,956
Japan Tobacco, Inc.	1,664	31,108
JSR Corp.	3,332	71,011
JTEKT Corp.	500	3,862
Justsystems Corp.	307	23,507
Kagome Co. Ltd.	265	8,234
Kajima Corp.	3,500	43,599
Kakaku.com, Inc.	1,286	34,283
Kaken Pharmaceutical Co. Ltd.	547	25,275
Kamigumi Co. Ltd.	3,032	62,616
Kandenko Co. Ltd.	8,792	68,980
Kaneka Corp.	422	10,697
Kansai Electric Power Co., Inc.	2,911	28,658
Kansai Paint Co. Ltd.	2,188	52,180
Kao Corp.	553	42,078
Kawasaki Heavy Industries Ltd.	1,343	19,022
KDDI Corp.	2,629	76,308
Keihan Holdings Co. Ltd.	1,010	43,526
Keikyu Corp.	1,681	25,077
Keio Corp.	419	25,327
Keisei Electric Railway Co. Ltd.	1,100	32,364
Kewpie Corp.	1,059	20,053
Keyence Corp.	50	20,595
Kikkoman Corp.	973	52,850
Kinden Corp.	4,900	80,862
Kintetsu Group Holdings Co. Ltd.	1,500	65,915
Kirin Holdings Co. Ltd.	1,312	25,796
Kissei Pharmaceutical Co. Ltd.	300	6,541
Kobayashi Pharmaceutical Co. Ltd.	226	20,118
Koei Tecmo Holdings Co. Ltd.	740	29,343
Koito Manufacturing Co. Ltd.	400	19,388
Kokuyo Co. Ltd.	1,800	20,063
Komatsu Ltd.	1,370	29,765
Konami Holdings Corp.	1,082	41,680
K’s Holdings Corp.	9,511	134,802
Kubota Corp.	1,500	27,109

	Number of Shares	Value
Japan (Continued)
Kuraray Co. Ltd.	3,581	$36,639
Kurita Water Industries Ltd.	4,728	148,022
Kyocera Corp.	1,972	113,193
Kyowa Exeo Corp.	2,372	59,700
Kyowa Kirin Co. Ltd.	800	20,686
Kyudenko Corp.	699	19,972
Kyushu Electric Power Co., Inc.	2,164	19,162
Kyushu Railway Co.	2,424	53,443
Lawson, Inc. (b)	800	39,455
Lintec Corp.	2,613	61,897
Lion Corp.	1,306	27,661
LIXIL Group Corp.	3,411	62,723
M3, Inc.	600	34,740
Mabuchi Motor Co. Ltd.	500	17,610
Maeda Road Construction Co. Ltd.	1,300	23,978
Makita Corp.	1,318	60,901
Mani, Inc.	400	10,139
Marubeni Corp.	17,091	103,083
Marui Group Co. Ltd.	879	16,056
Maruichi Steel Tube Ltd.	1,350	36,193
Matsumotokiyoshi Holdings Co. Ltd.	897	31,382
Mazda Motor Corp.	1,400	8,977
Medipal Holdings Corp.	2,351	44,938
Megmilk Snow Brand Co. Ltd.	200	4,526
MEIJI Holdings Co. Ltd.	569	45,930
MINEBEA MITSUMI, Inc.	1,471	25,510
MISUMI Group, Inc.	1,140	29,907
Mitsubishi Chemical Holdings Corp.	9,802	57,290
Mitsubishi Corp.	4,336	102,732
Mitsubishi Electric Corp.	9,674	133,463
Mitsubishi Estate Co. Ltd.	1,500	23,502
Mitsubishi Gas Chemical Co., Inc.	8,067	144,079
Mitsubishi Heavy Industries Ltd.	2,413	59,924
Mitsubishi Logistics Corp.	900	27,286
Mitsubishi Materials Corp.	2,200	46,222
Mitsubishi Shokuhin Co. Ltd.	1,500	38,686
Mitsui & Co. Ltd.	11,925	215,234
Mitsui Chemicals, Inc.	3,100	72,878
Mitsui Fudosan Co. Ltd.	1,000	18,105
Mitsui OSK Lines Ltd.	200	3,702
Miura Co. Ltd.	1,657	67,814
Mochida Pharmaceutical Co. Ltd.	261	9,636
Morinaga & Co. Ltd.	200	7,327
Morinaga Milk Industry Co. Ltd.	400	19,426
MS&AD Insurance Group Holdings, Inc.	900	24,960
Murata Manufacturing Co. Ltd.	417	24,695
Nabtesco Corp.	800	25,310
Nagase & Co. Ltd.	3,765	49,031
Nagoya Railroad Co. Ltd.	2,276	63,508
Nankai Electric Railway Co. Ltd.	718	15,796
NEC Corp.	700	36,899
Nexon Co. Ltd.	400	9,366
NGK Insulators Ltd.	2,377	33,779
NGK Spark Plug Co. Ltd.	902	15,523
NH Foods Ltd.	2,000	90,622
NHK Spring Co. Ltd.	3,500	22,014
Nichirei Corp.	700	18,265

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2020

	Number of Shares	Value
Japan (Continued)
Nidec Corp.	272	$22,856
Nifco, Inc.	2,161	55,408
Nihon Kohden Corp.	700	23,928
Nihon M&A Center, Inc.	600	29,874
Nihon Unisys Ltd.	1,300	37,267
Nikon Corp.	2,200	17,261
Nippo Corp.	2,861	74,112
Nippon Express Co. Ltd.	1,336	78,992
Nippon Kayaku Co. Ltd.	5,800	57,100
Nippon Paper Industries Co. Ltd.	1,230	15,658
Nippon Shinyaku Co. Ltd.	300	24,754
Nippon Shokubai Co. Ltd.	500	26,310
Nippon Steel Corp.	2,513	24,752
Nippon Telegraph & Telephone Corp.	1,691	38,454
Nippon Television Holdings, Inc.	500	5,903
Nippon Yusen KK	300	4,690
Nipro Corp.	400	4,508
Nishi-Nippon Railroad Co. Ltd.	700	20,364
Nissan Chemical Corp.	1,083	57,395
Nissan Shatai Co. Ltd.	2,580	23,234
Nisshin Seifun Group, Inc.	1,378	22,753
Nissin Foods Holdings Co. Ltd.	584	58,375
Nitori Holdings Co. Ltd.	432	90,356
Nitto Denko Corp.	1,643	99,778
Noevir Holdings Co. Ltd.	200	9,147
NOF Corp.	1,307	52,997
NOK Corp.	800	8,713
Nomura Real Estate Holdings, Inc.	1,986	37,999
Nomura Research Institute Ltd.	1,730	45,989
NS Solutions Corp.	200	5,818
NSK Ltd.	2,156	16,529
NTT Data Corp.	1,917	21,910
NTT DOCOMO, Inc.	1,268	35,381
Obayashi Corp.	12,862	125,776
Obic Co. Ltd.	300	53,157
Odakyu Electric Railway Co. Ltd.	809	20,010
Oji Holdings Corp.	10,288	46,470
OKUMA Corp.	200	9,138
Olympus Corp.	456	9,026
Omron Corp.	1,500	109,906
Ono Pharmaceutical Co. Ltd.	1,177	35,506
Open House Co. Ltd.	645	22,900
Oracle Corp.	200	23,462
Oriental Land Co. Ltd.	200	27,139
ORIX Corp.	7,636	95,193
Osaka Gas Co. Ltd.	2,229	43,573
OSG Corp.	1,700	25,136
Otsuka Corp.	1,508	73,946
Otsuka Holdings Co. Ltd.	734	32,234
PALTAC Corp.	582	32,161
Pan Pacific International Holdings Corp.	2,499	58,702
Panasonic Corp.	5,472	50,460
Park24 Co. Ltd.	1,864	33,678
Penta-Ocean Construction Co. Ltd.	5,120	32,880
Persol Holdings Co. Ltd.	2,029	31,666
Pigeon Corp.	100	4,569
Pilot Corp.	448	13,181

	Number of Shares	Value
Japan (Continued)
Rakuten, Inc.	1,415	$12,449
Recruit Holdings Co. Ltd.	1,326	50,342
Relo Group, Inc.	700	15,908
Rengo Co. Ltd.	2,312	17,071
Resona Holdings, Inc.	1,100	4,045
Resorttrust, Inc.	600	8,544
Ricoh Co. Ltd. (b)	1,200	8,974
Rinnai Corp.	1,117	103,331
Rohm Co. Ltd.	414	26,625
Rohto Pharmaceutical Co. Ltd.	1,011	32,129
Ryohin Keikaku Co. Ltd.	240	3,757
Sankyo Co. Ltd.	1,209	33,404
Sankyu, Inc.	2,000	83,549
Santen Pharmaceutical Co. Ltd.	2,200	41,927
Sanwa Holdings Corp.	4,400	44,313
Sapporo Holdings Ltd.	1,200	21,410
Sawai Pharmaceutical Co. Ltd.	800	40,888
SCSK Corp.	500	27,064
Secom Co. Ltd.	1,435	135,658
Sega Sammy Holdings, Inc.	500	5,795
Seibu Holdings, Inc.	1,500	16,493
Seiko Epson Corp.	2,151	25,679
Seino Holdings Co. Ltd.	3,600	55,029
Sekisui Chemical Co. Ltd.	8,701	139,239
Sekisui House Ltd.	25,936	512,630
Seven & i Holdings Co. Ltd. (b)	1,800	58,271
SG Holdings Co. Ltd.	722	33,191
Shikoku Electric Power Co., Inc.	1,300	9,881
Shimadzu Corp.	1,496	44,649
Shimamura Co. Ltd.	300	24,754
Shimano, Inc.	266	56,313
Shimizu Corp.	6,446	49,601
Shin-Etsu Chemical Co. Ltd.	1,100	133,656
Shionogi & Co. Ltd.	900	49,929
Ship Healthcare Holdings, Inc.	319	14,740
SHO-BOND Holdings Co. Ltd.	949	44,835
Shochiku Co. Ltd.	118	15,801
SKY Perfect JSAT Holdings, Inc.	2,400	9,166
Skylark Holdings Co. Ltd.	2,046	32,529
SMC Corp.	84	46,141
SoftBank Corp. (b)	1,405	18,449
Sohgo Security Services Co. Ltd.	1,087	50,791
Sojitz Corp.	17,100	39,184
Sompo Holdings, Inc.	500	18,766
Sony Corp.	1,508	118,157
Sotetsu Holdings, Inc.	700	19,057
Square Enix Holdings Co. Ltd.	700	46,141
Stanley Electric Co. Ltd.	2,631	75,423
Subaru Corp.	3,464	71,945
Sugi Holdings Co. Ltd.	1,335	96,306
Sumitomo Bakelite Co. Ltd.	300	7,944
Sumitomo Chemical Co. Ltd.	7,700	25,051
Sumitomo Corp.	11,632	150,768
Sumitomo Electric Industries Ltd.	7,126	83,930
Sumitomo Forestry Co. Ltd.	2,383	38,134
Sumitomo Heavy Industries Ltd.	849	19,319
Sumitomo Metal Mining Co. Ltd.	1,269	38,736

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2020

	Number of Shares	Value
Japan (Continued)
Sumitomo Mitsui Financial Group, Inc.	100	$2,940
Sumitomo Osaka Cement Co. Ltd.	1,300	42,171
Sumitomo Realty & Development Co. Ltd.	771	22,764
Sumitomo Rubber Industries Ltd.	1,400	13,479
Sundrug Co. Ltd.	1,188	44,195
Suntory Beverage & Food Ltd.	974	37,566
Sushiro Global Holdings Ltd.	2,084	48,462
Suzuken Co. Ltd.	384	14,267
Suzuki Motor Corp.	1,942	79,643
Sysmex Corp.	227	19,816
T&D Holdings, Inc.	1,341	14,037
Taiheiyo Cement Corp.	1,500	38,135
Taisei Corp.	234	8,087
Taisho Pharmaceutical Holdings Co. Ltd.	100	6,148
Taiyo Nippon Sanso Corp.	859	15,115
Takashimaya Co. Ltd. (b)	1,700	13,402
TDK Corp.	510	52,950
TechnoPro Holdings, Inc.	729	38,909
Teijin Ltd.	8,020	125,845
Terumo Corp.	216	8,779
TIS, Inc.	4,000	79,966
Tobu Railway Co. Ltd.	2,800	87,397
Toho Co. Ltd.	1,059	40,245
Toho Gas Co. Ltd.	649	28,581
Tohoku Electric Power Co., Inc.	5,019	50,879
Tokai Rika Co. Ltd.	1,200	18,015
Tokio Marine Holdings, Inc.	600	27,667
Tokyo Broadcasting System Holdings, Inc.	1,172	20,247
Tokyo Electric Power Co. Holdings, Inc.*	1,904	5,602
Tokyo Electron Ltd.	311	79,623
Tokyo Gas Co. Ltd.	2,859	63,532
Tokyo Tatemono Co. Ltd.	1,100	13,391
Tokyu Corp.	2,800	37,441
Tokyu Fudosan Holdings Corp.	4,722	20,305
Toppan Printing Co. Ltd.	8,065	125,335
Toray Industries, Inc.	17,300	82,173
Toshiba Corp.	600	17,285
Toshiba TEC Corp.	891	37,263
Tosoh Corp.	3,941	58,532
TOTO Ltd.	480	21,070
Toyo Seikan Group Holdings Ltd.	1,500	16,776
Toyo Suisan Kaisha Ltd.	2,300	130,567
Toyoda Gosei Co. Ltd.	1,384	30,213
Toyota Industries Corp.	698	40,677
Toyota Motor Corp.	100	6,607
Toyota Tsusho Corp.	2,923	85,172
Trend Micro, Inc.	1,039	64,273
TS Tech Co. Ltd.	1,329	38,976
Tsuruha Holdings, Inc.	1,128	150,620
TV Asahi Holdings Corp.	300	4,756
Ube Industries Ltd.	2,393	42,762
Unicharm Corp.	877	38,158
Ushio, Inc.	1,901	23,555
USS Co. Ltd.	2,400	40,534
Wacoal Holdings Corp.	1,000	17,775
Welcia Holdings Co. Ltd.	1,242	53,114

	Number of Shares	Value
Japan (Continued)
West Japan Railway Co.	1,336	$70,186
Yakult Honsha Co. Ltd.	200	11,410
Yamada Denki Co. Ltd.	16,857	90,449
Yamaha Corp.	581	28,325
Yamato Holdings Co. Ltd.	1,200	31,368
Yamato Kogyo Co. Ltd.	700	16,813
Yamazaki Baking Co. Ltd.	2,353	38,298
Yaoko Co. Ltd.	400	31,270
Yaskawa Electric Corp.	400	14,390
Yokogawa Electric Corp.	1,400	22,879
Yokohama Rubber Co. Ltd.	900	14,097
Z Holdings Corp.	8,382	55,725
Zenkoku Hosho Co. Ltd.	1,338	47,378
Zensho Holdings Co. Ltd.	500	11,259
Zeon Corp.	5,459	57,450

(Cost $15,774,804)		16,597,218

Jordan — 0.1%
Hikma Pharmaceuticals PLC (Cost $41,108)	1,710	54,287

Luxembourg — 0.3%
Aroundtown SA*	32,099	175,897
Eurofins Scientific SE*	36	28,915
RTL Group SA*	836	27,815
Tenaris SA	744	4,378

(Cost $356,458)		237,005

Macau — 0.0%
Sands China Ltd. (Cost $6,460)	1,360	6,001

Netherlands — 2.6%
Aalberts NV	3,508	132,742
Akzo Nobel NV	1,187	117,741
ASM International NV	1,246	187,909
ASML Holding NV	104	39,092
ASR Nederland NV	656	22,791
Euronext NV, 144A	1,628	198,205
EXOR NV	285	16,838
GrandVision NV, 144A*	416	11,940
Heineken Holding NV	269	22,085
Heineken NV	184	17,067
ING Groep NV*	937	7,625
Koninklijke Ahold Delhaize NV	4,583	138,232
Koninklijke DSM NV	1,179	189,578
Koninklijke KPN NV	38,166	100,281
Koninklijke Philips NV*	1,652	78,307
Koninklijke Vopak NV	1,195	65,770
NN Group NV	572	21,583
QIAGEN NV*	261	13,288
Randstad NV	4,004	209,118
Royal Dutch Shell PLC, Class A	456	6,758
Royal Dutch Shell PLC, Class B	383	5,451
Signify NV, 144A*	5,009	167,675
Wolters Kluwer NV	1,504	123,751

(Cost $1,506,999)		1,893,827

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2020

	Number of Shares	Value
New Zealand — 1.6%
Air New Zealand Ltd.	40,013	$37,863
Auckland International Airport Ltd.	14,057	62,993
Contact Energy Ltd.	36,980	156,217
Fisher & Paykel Healthcare Corp. Ltd.	10,425	259,655
Fletcher Building Ltd.*	18,711	45,402
Kiwi Property Group Ltd.	63,421	44,581
Mercury NZ Ltd.	24,388	85,551
Meridian Energy Ltd.	25,692	88,215
Ryman Healthcare Ltd.	9,886	89,805
SKYCITY Entertainment Group Ltd.	20,445	35,238
Spark New Zealand Ltd.	85,593	279,427

(Cost $997,410)		1,184,947

Norway — 1.1%
Adevinta ASA*	1,360	25,545
DNB ASA*	782	12,634
Equinor ASA	898	14,653
Gjensidige Forsikring ASA*	2,794	59,917
Leroy Seafood Group ASA	3,656	23,264
Mowi ASA	4,991	98,261
Norsk Hydro ASA*	7,617	24,480
Orkla ASA	24,033	246,257
Salmar ASA*	1,022	55,764
Schibsted ASA, Class A*	166	7,277
Schibsted ASA, Class B*	630	25,133
Telenor ASA	1,911	31,292
Yara International ASA	3,388	142,891

(Cost $681,124)		767,368

Poland — 0.2%
Bank Polska Kasa Opieki SA*	726	10,350
CD Projekt SA*	64	7,650
Cyfrowy Polsat SA*	2,904	22,766
Dino Polska SA, 144A*	184	11,215
Grupa Lotos SA	1,549	17,084
KGHM Polska Miedz SA*	700	26,112
LPP SA*	3	5,876
Polski Koncern Naftowy ORLEN SA	2,479	34,220
Polskie Gornictwo Naftowe i Gazownictwo SA	8,422	11,777
Powszechna Kasa Oszczednosci Bank Polski SA*	1,552	9,125
Powszechny Zaklad Ubezpieczen SA*	1,128	8,354

(Cost $215,154)		164,529

Portugal — 0.5%
EDP — Energias de Portugal SA	33,770	171,323
Galp Energia SGPS SA	4,262	45,731
Jeronimo Martins SGPS SA	6,327	104,081

(Cost $310,131)		321,135

Singapore — 2.9%
Ascendas Real Estate Investment Trust REIT	54,291	132,573
Ascott Residence Trust	46,564	30,823
BOC Aviation Ltd., 144A	6,733	50,084
CapitaLand Commercial Trust REIT	48,359	59,755
CapitaLand Ltd.	25,464	51,879

	Number of Shares	Value
Singapore (Continued)
CapitaLand Mall Trust REIT	79,796	$115,034
City Developments Ltd.	5,968	35,248
ComfortDelGro Corp. Ltd.	47,544	51,754
DBS Group Holdings Ltd.	1,200	18,420
Frasers Property Ltd.	10,100	8,691
Genting Singapore Ltd.	70,300	36,194
Jardine Cycle & Carriage Ltd.	905	12,614
Keppel REIT	11,200	8,650
Keppel Corp. Ltd.	11,662	39,285
Mapletree Commercial Trust REIT	143,791	203,059
Mapletree Industrial Trust REIT	73,351	164,549
Mapletree Logistics Trust REIT	126,614	192,771
Mapletree North Asia Commercial Trust REIT	148,896	102,944
Olam International Ltd.	14,608	14,182
Oversea-Chinese Banking Corp. Ltd.	3,423	21,828
SATS Ltd.	14,965	33,021
Sembcorp Industries Ltd.	7,853	10,801
SIA Engineering Co. Ltd.	11,400	15,428
Singapore Airlines Ltd.	18,627	50,006
Singapore Exchange Ltd.	32,180	203,788
Singapore Post Ltd.	31,300	16,115
Singapore Press Holdings Ltd.	12,966	10,395
Singapore Technologies Engineering Ltd.	25,528	63,839
Singapore Telecommunications Ltd.	26,966	45,618
StarHub Ltd.	23,700	21,266
Suntec Real Estate Investment Trust REIT	35,000	36,040
United Overseas Bank Ltd.	1,500	21,580
UOL Group Ltd.	11,129	53,779
Venture Corp. Ltd.	5,362	78,285
Wilmar International Ltd.	22,800	73,116

(Cost $2,149,201)		2,083,414

South Africa — 0.0%
Investec PLC (Cost $10,963)	1,550	3,058

South Korea — 2.0%
BNK Financial Group, Inc.	1,086	4,644
Cheil Worldwide, Inc.	1,481	22,753
CJ CheilJedang Corp.	62	21,243
Coway Co. Ltd.	225	15,115
Daelim Industrial Co. Ltd.	290	21,215
Doosan Bobcat, Inc.	617	13,660
Doosan Solus Co. Ltd.*	163	5,489
E-MART, Inc.	56	5,657
GS Engineering & Construction Corp.	163	3,389
GS Holdings Corp.	791	21,641
GS Retail Co. Ltd.	324	8,987
Hana Financial Group, Inc.	512	12,155
Hankook Tire & Technology Co. Ltd.	606	15,049
Hite Jinro Co. Ltd.	514	15,967
Hyundai Department Store Co. Ltd.	161	7,278
Hyundai Glovis Co. Ltd.	398	48,749
Hyundai Heavy Industries Holdings Co. Ltd.	105	19,976
Hyundai Mobis Co. Ltd.	732	138,032

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2020

	Number of Shares	Value
South Korea (Continued)
Hyundai Motor Co.	278	$41,306
Industrial Bank of Korea	1,202	8,186
Kangwon Land, Inc.	434	7,544
KB Financial Group, Inc.	1,072	33,255
KEPCO Plant Service & Engineering Co. Ltd.	507	11,865
Kia Motors Corp.	8,553	305,644
Korea Electric Power Corp.*	594	10,251
Korea Zinc Co. Ltd.	125	41,933
KT&G Corp.	524	36,657
LG Chem Ltd.	48	29,902
LG Corp.	825	57,435
LG Electronics, Inc.	599	42,458
LG Household & Health Care Ltd.	7	8,680
LG Uplus Corp.	1,280	12,876
LOTTE Fine Chemical Co. Ltd.	466	17,535
Mando Corp.	362	9,569
NAVER Corp.	296	80,360
NCSoft Corp.	71	49,310
NongShim Co. Ltd.	59	17,855
Orion Corp.	134	15,849
POSCO	208	32,306
S-1 Corp.	154	11,305
Samsung C&T Corp.	113	10,274
Samsung Electro-Mechanics Co. Ltd.	257	26,935
Samsung Electronics Co. Ltd.	457	20,774
Samsung Fire & Marine Insurance Co. Ltd.	64	10,075
Samsung SDI Co. Ltd.	18	6,857
Shinhan Financial Group Co. Ltd.	589	14,701
SK Holdings Co. Ltd.	53	9,548
SK Hynix, Inc.	55	3,477
SK Innovation Co. Ltd.	301	36,741
SK Telecom Co. Ltd.	139	29,019
SKC Co. Ltd.	115	8,955
S-Oil Corp.	87	4,138
Woori Financial Group, Inc.	505	3,597

(Cost $1,340,096)		1,468,171

Spain — 1.3%
Acciona SA	315	37,748
ACS Actividades de Construccion y Servicios SA	1,192	29,253
Aena SME SA, 144A*	344	51,467
Amadeus IT Group SA	1,045	58,627
Banco Bilbao Vizcaya Argentaria SA	2,872	8,425
Bankinter SA	1,605	8,651
Cellnex Telecom SA, 144A*	207	13,289
EDP Renovaveis SA	1,900	32,539
Enagas SA	2,052	50,284
Endesa SA	1,778	49,396
Ferrovial SA	1,816	48,606
Grifols SA	564	15,318
Iberdrola SA	5,227	65,951
Industria de Diseno Textil SA	243	6,844
Inmobiliaria Colonial Socimi SA REIT	19,406	171,164
Mapfre SA	4,033	7,659

	Number of Shares	Value
Spain (Continued)
Merlin Properties Socimi SA REIT	7,254	$65,239
Naturgy Energy Group SA	2,136	41,282
Red Electrica Corp. SA	4,666	89,424
Repsol SA	1,907	15,103
Siemens Gamesa Renewable Energy SA	244	6,548
Telefonica SA	9,443	37,392
Zardoya Otis SA	3,702	25,768

(Cost $1,014,313)		935,977

Sweden — 8.7%
Alfa Laval AB*	5,162	126,522
Assa Abloy AB, Class B	5,399	125,195
Atlas Copco AB, Class A	1,250	57,957
Atlas Copco AB, Class B	1,061	42,723
Boliden AB	3,880	116,018
Castellum AB	13,370	274,377
Electrolux AB, Series B	2,052	44,585
Electrolux Professional AB, Class B*	1,903	8,453
Elekta AB, Class B	2,247	28,254
Epiroc AB, Class A	7,912	118,107
Epiroc AB, Class B	5,184	74,740
Essity AB, Class B*	4,463	153,994
Fastighets AB Balder, Class B*	3,985	159,216
Hennes & Mauritz AB, Class B	7,029	112,383
Hexagon AB, Class B*	1,098	79,744
Hufvudstaden AB, Class A	5,068	62,990
Husqvarna AB, Class B	7,773	84,697
ICA Gruppen AB	1,030	50,658
Industrivarden AB, Class A*	17,641	469,611
Industrivarden AB, Class C*	14,367	379,624
Investment AB Latour, Class B	3,410	76,266
Investor AB, Class A	2,114	133,826
Investor AB, Class B	7,336	468,996
Kinnevik AB, Class B (b)	20,510	794,366
L E Lundbergforetagen AB, Class B*	5,759	263,747
Lundin Energy AB	1,799	44,094
Nibe Industrier AB, Class B*	4,710	132,700
Saab AB, Class B*	658	19,835
Sandvik AB*	6,964	137,101
Securitas AB, Class B*	8,173	116,650
Skandinaviska Enskilda Banken AB, Class A*	429	4,265
Skanska AB, Class B*	8,158	166,661
SKF AB, Class B	7,769	155,471
Svenska Cellulosa AB SCA, Class B*	18,741	242,168
Svenska Handelsbanken AB, Class A*	2,082	21,006
Swedbank AB, Class A*	886	15,062
Swedish Match AB	4,169	317,378
Tele2 AB, Class B	9,866	140,184
Telefonaktiebolaget LM Ericsson, Class B	2,991	34,765
Telia Co. AB	23,922	92,388
Trelleborg AB, Class B*	3,687	64,507
Volvo AB, Class B*	12,962	248,421

(Cost $4,454,910)		6,259,705

Switzerland — 4.4%
ABB Ltd.	2,997	76,452
Adecco Group AG	4,388	230,304

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2020

	Number of Shares	Value
Switzerland (Continued)
Alcon, Inc.*	446	$25,439
Baloise Holding AG	164	25,589
Banque Cantonale Vaudoise	76	8,145
Barry Callebaut AG	26	57,749
Chocoladefabriken Lindt & Spruengli AG	1	88,622
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	2	17,092
Cie Financiere Richemont SA, Class A	650	43,138
Clariant AG	425	8,873
Coca-Cola HBC AG*	2,331	62,235
DKSH Holding AG	958	64,367
Dufry AG*	186	5,612
EMS-Chemie Holding AG	78	70,555
Flughafen Zurich AG*	454	68,570
Geberit AG	476	275,202
Georg Fischer AG	53	52,856
Givaudan SA	34	143,106
Helvetia Holding AG	292	27,580
Kuehne + Nagel International AG*	673	130,833
LafargeHolcim Ltd.*	1,462	69,654
Logitech International SA	1,673	124,149
Lonza Group AG	176	109,535
Nestle SA	218	26,283
Novartis AG	164	14,214
OC Oerlikon Corp. AG	545	4,984
Partners Group Holding AG	132	134,543
PSP Swiss Property AG	1,372	164,405
Roche Holding AG	75	26,295
Schindler Holding AG	158	41,726
Schindler Holding AG Participation Certificates	285	76,310
SGS SA	31	80,491
Sika AG	106	25,498
Sonova Holding AG*	646	151,447
STMicroelectronics NV	627	18,904
Straumann Holding AG	77	76,004
Sulzer AG	321	28,680
Swatch Group AG — Bearer	175	37,120
Swatch Group AG — Registered	111	4,393
Swiss Life Holding AG	113	45,780
Swiss Prime Site AG	1,886	170,388
Swiss Re AG	190	15,327
Swisscom AG	227	126,048
Temenos AG	116	18,783
UBS Group AG	1,038	12,663
Vifor Pharma AG	249	36,903
Zurich Insurance Group AG	132	48,962

(Cost $2,749,033)		3,171,808

United Kingdom — 11.9%
3i Group PLC	28,141	353,433
Admiral Group PLC	4,198	148,224
Amcor PLC CDI	594	6,655
Ashmore Group PLC	13,917	78,562
Ashtead Group PLC	3,608	125,846
Associated British Foods PLC	2,860	78,349
AstraZeneca PLC	125	13,959

	Number of Shares	Value
United Kingdom (Continued)
Auto Trader Group PLC, 144A	9,169	$69,143
AVEVA Group PLC	239	16,231
Aviva PLC	3,196	12,098
B&M European Value Retail SA	9,639	61,433
Babcock International Group PLC	6,897	25,128
BAE Systems PLC	40,563	282,204
Barclays PLC*	6,721	10,075
Barratt Developments PLC	16,436	115,581
Bellway PLC	4,777	152,804
Berkeley Group Holdings PLC	3,897	237,884
BP PLC	4,785	16,927
British American Tobacco PLC	624	21,159
BT Group PLC	26,316	36,874
Bunzl PLC	2,063	66,902
Burberry Group PLC	2,751	53,207
Centrica PLC	39,084	24,093
CNH Industrial NV*	2,078	16,487
Compass Group PLC	6,104	99,751
ConvaTec Group PLC, 144A	5,756	14,767
Croda International PLC	1,966	155,310
Derwent London PLC REIT	2,161	81,827
Diageo PLC	720	24,193
Direct Line Insurance Group PLC	31,182	123,124
DS Smith PLC	5,055	17,510
easyJet PLC	2,289	19,407
Ferguson PLC	2,846	281,074
Fiat Chrysler Automobiles NV*	2,016	22,256
G4S PLC	17,391	33,438
GlaxoSmithKline PLC	194	3,824
Halma PLC	6,483	192,532
Hargreaves Lansdown PLC	1,229	26,601
HomeServe PLC	5,594	97,296
Howden Joinery Group PLC	20,252	152,394
IMI PLC	7,200	101,707
Imperial Brands PLC	1,571	26,357
Inchcape PLC*	33,491	226,680
Informa PLC*	587	3,249
InterContinental Hotels Group PLC*	2,009	118,519
Intermediate Capital Group PLC	1,456	26,650
International Consolidated Airlines Group SA (b)	4,114	11,915
Intertek Group PLC	2,755	216,754
ITV PLC	76,412	62,124
J Sainsbury PLC	17,923	44,108
JD Sports Fashion PLC	5,197	50,505
John Wood Group PLC*	1,315	4,363
Johnson Matthey PLC	629	20,002
Kingfisher PLC	63,324	229,181
Legal & General Group PLC	4,685	13,631
London Stock Exchange Group PLC	61	7,187
Marks & Spencer Group PLC	11,106	16,521
Meggitt PLC	16,706	65,070
Mondi PLC	5,268	103,053
National Grid PLC	6,995	78,974
Next PLC	2,427	196,213
Ninety One PLC*	776	2,292
Pearson PLC	990	7,415

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2020

	Number of Shares	Value
United Kingdom (Continued)
Pennon Group PLC	9,592	$129,203
Persimmon PLC	5,433	190,592
Phoenix Group Holdings PLC	1,448	13,417
Reckitt Benckiser Group PLC	31	3,117
RELX PLC	3,978	90,681
Renishaw PLC	167	10,697
Rentokil Initial PLC*	30,947	220,857
Rightmove PLC	12,702	107,793
Rio Tinto Ltd.	4,173	302,442
Rio Tinto PLC	1,450	89,988
RSA Insurance Group PLC	6,265	37,690
Sage Group PLC	14,820	146,959
Schroders PLC	885	34,340
Segro PLC REIT	36,085	460,355
Severn Trent PLC	5,302	165,551
Smith & Nephew PLC	6,947	141,525
Smiths Group PLC	2,461	46,198
Spirax-Sarco Engineering PLC	1,502	206,038
SSE PLC	4,569	77,021
St James’s Place PLC	1,206	15,822
Standard Life Aberdeen PLC	10,280	32,649
Tate & Lyle PLC	14,996	136,898
Taylor Wimpey PLC	67,768	111,154
Tesco PLC	24,471	71,658
Travis Perkins PLC	3,430	56,466
Unilever NV	1,191	69,097
Unilever PLC	1,861	111,134
United Utilities Group PLC	13,073	145,494
Vodafone Group PLC	30,090	44,898
Whitbread PLC	837	28,343
Wm Morrison Supermarkets PLC	50,193	129,237
WPP PLC	19,672	170,050

(Cost $7,876,337)		8,598,396

United States — 0.2%
Carnival PLC	1,231	17,381
Sims Ltd.	618	3,702
Waste Connections, Inc.	968	96,908

(Cost $154,203)		117,991

TOTAL COMMON STOCKS (Cost $64,434,508)		71,704,804

PREFERRED STOCKS — 0.3%
Germany — 0.3%
FUCHS PETROLUB SE	973	46,104
Henkel AG & Co. KGaA	350	35,814
Porsche Automobil Holding SE*	1,437	88,163
Sartorius AG	108	45,853

(Cost $191,934)		215,934

South Korea — 0.0%
Hanwha Corp.	1,241	13,529
Hyundai Motor Co. — 2nd Preferred	55	4,093

(Cost $20,178)		17,622

TOTAL PREFERRED STOCKS (Cost $212,112)		233,556

	Number of Shares	Value
RIGHTS — 0.0%
Australia — 0.0%
Sydney Airport*, expires 9/7/20	2,170	$1,861
Tabcorp Holdings Ltd.*, expires 9/16/20	1,987	544

TOTAL RIGHTS (Cost $0)		2,405

SECURITIES LENDING COLLATERAL — 1.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04% (d)(e) (Cost $1,188,901)	1,188,901	1,188,901

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.06% (d) (Cost $15,272)	15,272	15,272

TOTAL INVESTMENTS — 101.1% (Cost $65,850,793)		$73,144,938
Other assets and liabilities, net — (1.1%)		(768,333)

NET ASSETS — 100.0%		$72,376,605

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2020

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2020 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2020	Value ($) at 8/31/2020
COMMON STOCKS — 0.0%
Germany — 0.0%
DWS Group GmbH & Co. KGaA, 144A*(c)
—	25,453		(13,739)	(5,432)	1,669	—	—	202	7,951
SECURITIES LENDING COLLATERAL — 1.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04% (d)(e)
906,421	282,480(f	)	—	—	—	5,726	—	1,188,901	1,188,901

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.06% (d)
27,889	5,098,213		(5,110,830)	—	—	1,303	—	15,272	15,272

934,310	5,406,146		(5,124,569)	(5,432)	1,669	7,029	—	1,204,375	1,212,124

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2020 amounted to $1,572,218, which is 2.2% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $529,707.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2020.

CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
MSCI EAFE Futures	USD	4	$366,800	$380,020	9/18/2020	$13,220

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (Continued)

August 31, 2020

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$71,704,804	$–	$–	$71,704,804
Preferred Stocks (g)	233,556	–	–	233,556
Rights	544	1,861	–	2,405
Short-Term Investments (g)	1,204,173	–	–	1,204,173
Derivatives (h)
Futures Contracts	13,220	–	–	13,220

TOTAL	$73,156,297	$1,861	$–	$73,158,158

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF

August 31, 2020

	Number of Shares	Value
COMMON STOCKS — 99.5%
Argentina — 0.1%
MercadoLibre, Inc.* (Cost $108,244)	140	$163,603

Australia — 2.3%
Afterpay Ltd.*	640	43,280
AGL Energy Ltd.	1,976	21,628
AMP Ltd.*	16,782	18,989
Ampol Ltd.	955	18,377
APA Group(a)	3,165	24,413
Aristocrat Leisure Ltd.	1,737	36,444
ASX Ltd.	653	42,179
Aurizon Holdings Ltd.	8,274	26,618
Australia & New Zealand Banking Group Ltd.	8,503	114,952
BHP Group Ltd.	8,650	242,514
BHP Group PLC	6,047	138,679
BlueScope Steel Ltd.	2,416	22,674
Brambles Ltd.	4,172	34,217
Cochlear Ltd.	287	40,784
Coles Group Ltd.	3,688	48,358
Commonwealth Bank of Australia	5,555	280,508
Computershare Ltd.	989	9,721
CSL Ltd.	1,418	299,934
Dexus REIT	3,324	21,706
Evolution Mining Ltd.	5,047	20,715
Fortescue Metals Group Ltd.	5,972	76,937
Goodman Group REIT	4,850	65,675
GPT Group REIT	6,152	17,425
Insurance Australia Group Ltd.	10,031	35,386
Lendlease Group(a)	2,083	17,900
Macquarie Group Ltd.	1,035	97,746
Magellan Financial Group Ltd.	447	19,587
Medibank Pvt Ltd.	8,653	17,470
Mirvac Group REIT	12,215	19,061
National Australia Bank Ltd.	10,278	136,288
Newcrest Mining Ltd.	2,355	55,663
Northern Star Resources Ltd.	2,241	22,623
Oil Search Ltd.	7,712	18,650
Orica Ltd.	1,480	19,023
Origin Energy Ltd.	7,411	30,693
QBE Insurance Group Ltd.	6,095	47,825
Ramsay Health Care Ltd.	569	27,378
REA Group Ltd.	258	21,784
Santos Ltd.	6,253	26,220
Scentre Group REIT	14,727	24,614
SEEK Ltd.	1,382	21,126
Sonic Healthcare Ltd.	801	18,986
South32 Ltd.	15,423	23,953
Stockland REIT	8,306	24,325
Suncorp Group Ltd.	3,023	20,792
Sydney Airport(a)	4,434	18,757
Tabcorp Holdings Ltd.	7,643	20,462
Telstra Corp. Ltd.	10,557	22,563
Transurban Group(a)	8,399	83,607
Treasury Wine Estates Ltd.	2,482	16,979
Wesfarmers Ltd.	3,474	122,088
Westpac Banking Corp.	10,898	141,366

	Number of Shares	Value
Australia (Continued)
Woodside Petroleum Ltd.	3,090	$44,744
Woolworths Group Ltd.	3,827	112,842

(Cost $2,398,477)		2,997,228

Austria — 0.0%
Erste Group Bank AG*	708	17,257
OMV AG*	499	16,268

(Cost $29,594)		33,525

Belgium — 0.3%
Ageas SA/NV	449	18,902
Anheuser-Busch InBev SA/NV	2,500	145,921
Galapagos NV*	131	17,845
Groupe Bruxelles Lambert SA	295	27,371
KBC Group NV	820	47,171
Sofina SA	67	20,152
Solvay SA	225	19,546
UCB SA	410	48,798
Umicore SA	471	21,681

(Cost $303,243)		367,387

Bermuda — 0.1%
Arch Capital Group Ltd.*	1,394	43,967
Athene Holding Ltd., Class A*	623	22,777
Everest Re Group Ltd.	124	27,290
RenaissanceRe Holdings Ltd.	105	19,292

(Cost $91,358)		113,326

Canada — 3.4%
Agnico Eagle Mines Ltd.	724	59,756
Algonquin Power & Utilities Corp.	1,285	17,831
Alimentation Couche-Tard, Inc., Class B	2,506	81,876
B2Gold Corp.	3,219	21,642
Bank of Montreal	2,077	131,958
Bank of Nova Scotia	3,400	147,095
Barrick Gold Corp.	5,767	171,025
BCE, Inc.	326	14,026
Brookfield Asset Management, Inc., Class A	4,332	146,356
CAE, Inc.	1,101	17,475
Cameco Corp.	1,668	19,343
Canadian Imperial Bank of Commerce	1,435	114,056
Canadian National Railway Co.	2,111	222,060
Canadian Natural Resources Ltd.	3,962	78,209
Canadian Pacific Railway Ltd.	390	115,505
Canadian Tire Corp. Ltd., Class A	234	24,505
Canopy Growth Corp.*	948	15,650
CCL Industries, Inc., Class B	696	25,752
Cenovus Energy, Inc.	4,069	19,237
CGI, Inc.*	674	47,394
Constellation Software, Inc.	63	73,011
Dollarama, Inc.	748	29,232
Emera, Inc.	557	22,764
Empire Co. Ltd., Class A	731	19,047
Enbridge, Inc.	5,909	189,249
Fairfax Financial Holdings Ltd.	58	17,899
First Quantum Minerals Ltd.	2,724	26,990
Fortis, Inc.	1,475	59,059

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2020

	Number of Shares	Value
Canada (Continued)
Franco-Nevada Corp.	587	$88,378
George Weston Ltd.	231	16,706
Great-West Lifeco, Inc.	1,120	22,874
Hydro One Ltd., 144A	1,035	21,447
Imperial Oil Ltd.	1,092	18,028
Intact Financial Corp.	492	52,755
Inter Pipeline Ltd.	1,897	20,048
Kinross Gold Corp.*	3,944	35,052
Kirkland Lake Gold Ltd.	983	52,434
Loblaw Cos. Ltd.	738	38,182
Lululemon Athletica, Inc.*	369	138,622
Magna International, Inc.	802	39,098
Manulife Financial Corp.	6,260	92,438
Metro, Inc.	639	28,896
National Bank of Canada	1,107	60,917
Nutrien Ltd.	1,926	71,411
Onex Corp.	363	17,644
Open Text Corp.	693	31,465
Pan American Silver Corp.	642	23,203
Parkland Corp.	461	13,080
Pembina Pipeline Corp.	1,844	45,713
Power Corp. of Canada	1,715	34,275
Quebecor, Inc., Class B	791	19,633
Restaurant Brands International, Inc.	943	51,147
Ritchie Bros Auctioneers, Inc.	398	23,313
Rogers Communications, Inc., Class B	1,189	49,515
Royal Bank of Canada	4,388	334,518
Saputo, Inc.	661	16,508
Shaw Communications, Inc., Class B	1,623	30,381
Shopify, Inc., Class A*	328	350,727
Sun Life Financial, Inc.	1,965	82,102
Suncor Energy, Inc.	4,298	69,041
TC Energy Corp.	2,993	140,100
Teck Resources Ltd., Class B	2,336	26,965
TELUS Corp.	921	16,979
Thomson Reuters Corp.	534	40,865
TMX Group Ltd.	173	18,206
Toronto-Dominion Bank	5,484	273,874
Wheaton Precious Metals Corp.	1,248	66,722
WSP Global, Inc.	291	19,763
Yamana Gold, Inc.	2,991	18,548

(Cost $3,758,041)		4,539,575

Chile — 0.0%
Antofagasta PLC (Cost $17,692)	1,599	22,994

China — 0.0%
BeiGene Ltd., ADR*
(Cost $17,720)	108	26,090

Denmark — 0.8%
A.P. Moller — Maersk A/S, Class B	6	9,219
Ambu A/S, Class B	539	15,881
Carlsberg A/S, Class B	369	51,965
Chr Hansen Holding A/S	319	36,704
Coloplast A/S, Class B	409	69,550
Danske Bank A/S*	1,776	27,544
DSV PANALPINA A/S	697	109,220

	Number of Shares	Value
Denmark (Continued)
Genmab A/S*	205	$77,591
GN Store Nord A/S	372	27,007
Novo Nordisk A/S, Class B	5,315	352,774
Novozymes A/S, Class B	778	46,133
Orsted A/S, 144A	613	86,918
Pandora A/S	379	27,740
Vestas Wind Systems A/S	612	93,245

(Cost $843,584)		1,031,491

Finland — 0.4%
Elisa OYJ	532	31,361
Fortum OYJ	1,008	21,356
Kone OYJ, Class B	1,106	95,024
Neste OYJ	1,157	62,004
Nokia OYJ*	18,831	91,717
Nordea Bank Abp*	10,808	87,254
Orion OYJ, Class B	335	15,753
Sampo OYJ, Class A	1,598	64,462
Stora Enso OYJ, Class R	1,464	21,588
UPM-Kymmene OYJ	1,721	52,300
Wartsila OYJ Abp	2,155	18,464

(Cost $429,785)		561,283

France — 3.5%
Accor SA*	811	24,966
Aeroports de Paris	124	13,021
Air Liquide SA	1,435	238,636
Airbus SE*	1,886	155,273
Alstom SA*	613	34,193
Amundi SA, 144A*	244	18,997
Arkema SA	287	31,887
Atos SE*	320	27,746
AXA SA	6,219	127,005
BioMerieux	132	20,049
BNP Paribas SA*	3,272	143,084
Bouygues SA*	738	29,347
Bureau Veritas SA*	1,230	27,942
Capgemini SE	533	73,943
Carrefour SA	2,047	32,952
Cie de Saint-Gobain*	1,599	64,981
Cie Generale des Etablissements Michelin SCA	573	64,841
Credit Agricole SA*	3,150	32,353
Danone SA	2,006	132,189
Dassault Systemes SE	450	84,951
Edenred	819	42,382
Eiffage SA*	328	30,291
Electricite de France SA	2,500	26,317
Engie SA*	5,972	83,242
EssilorLuxottica SA*	902	120,928
Gecina SA REIT	206	28,381
Getlink SE*	1,435	22,036
Hermes International	106	91,199
Ingenico Group SA*	101	17,176
Kering SA	246	151,397
Klepierre SA REIT	1,762	29,059
Legrand SA	901	75,321
L’Oreal SA	779	257,973

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2020

	Number of Shares	Value
France (Continued)
LVMH Moet Hennessy Louis Vuitton SE	859	$403,532
Orange SA	6,421	71,647
Orpea*	180	21,667
Pernod Ricard SA	694	119,103
Peugeot SA*	1,925	33,083
Publicis Groupe SA*	654	22,972
Remy Cointreau SA(b)	19	3,133
Renault SA*	390	11,119
Safran SA*	875	101,527
Sanofi	3,349	339,925
Sartorius Stedim Biotech	82	29,401
Schneider Electric SE	1,624	201,506
SCOR SE*	626	16,785
Societe Generale SA*	2,665	43,289
Sodexo SA	185	13,266
Suez SA	1,521	26,385
Teleperformance	205	63,352
Thales SA	369	28,905
TOTAL SE	7,612	301,328
Ubisoft Entertainment SA*	187	15,422
Unibail-Rodamco-Westfield REIT(b)	331	15,502
Valeo SA	379	11,604
Veolia Environnement SA	1,926	46,529
Vinci SA	1,639	154,030
Vivendi SA	2,664	75,827
Worldline SA, 144A*	382	35,187

(Cost $3,737,659)		4,560,084

Germany — 2.8%
adidas AG*	561	170,818
Allianz SE	1,258	273,098
BASF SE	2,682	163,777
Bayer AG	2,910	193,291
Bayerische Motoren Werke AG	1,106	79,562
Beiersdorf AG	328	37,972
Brenntag AG	532	33,377
Carl Zeiss Meditec AG	161	18,177
Commerzbank AG*	4,552	26,474
Continental AG	369	40,247
Covestro AG, 144A	738	35,181
Daimler AG	2,512	128,115
Delivery Hero SE, 144A*	369	39,726
Deutsche Bank AG*(c)	6,545	62,816
Deutsche Boerse AG	613	116,126
Deutsche Post AG	3,172	144,610
Deutsche Telekom AG	9,895	174,550
Deutsche Wohnen SE	883	47,141
E.ON SE	6,222	73,742
Evonik Industries AG	941	27,347
Fresenius Medical Care AG & Co. KGaA	574	48,781
Fresenius SE & Co. KGaA	1,352	62,737
GEA Group AG	590	21,563
Hannover Rueck SE	205	34,961
HeidelbergCement AG	613	39,016
Henkel AG & Co. KGaA	279	25,109
Infineon Technologies AG	3,500	96,944
Knorr-Bremse AG	170	21,649
LANXESS AG	332	19,460
LEG Immobilien AG	212	31,252

	Number of Shares	Value
Germany (Continued)
Merck KGaA	451	$61,300
MTU Aero Engines AG	135	25,066
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	412	119,093
Nemetschek SE	229	18,240
Puma SE*	158	13,072
RWE AG	1,642	65,393
SAP SE	3,172	523,662
Scout24 AG, 144A	304	28,340
Siemens AG	2,299	318,006
Siemens Healthineers AG, 144A	450	20,505
Symrise AG	410	56,659
TeamViewer AG, 144A*	391	21,216
Uniper SE	659	21,626
United Internet AG	404	19,877
Volkswagen AG*	108	19,400
Vonovia SE	1,640	117,682
Zalando SE, 144A*	648	56,682

(Cost $2,903,811)		3,793,438

Hong Kong — 1.1%
AIA Group Ltd.	37,532	386,451
ASM Pacific Technology Ltd.	1,700	18,283
Bank of East Asia Ltd.	8,000	18,043
BOC Hong Kong Holdings Ltd.	10,025	28,457
Budweiser Brewing Co. APAC Ltd., 144A	5,800	19,570
CK Asset Holdings Ltd.	7,278	39,535
CK Hutchison Holdings Ltd.	7,776	50,919
CK Infrastructure Holdings Ltd.	3,000	15,871
CLP Holdings Ltd.	4,749	46,662
Galaxy Entertainment Group Ltd.	5,925	46,673
Hang Lung Properties Ltd.	8,000	22,554
Hang Seng Bank Ltd.	2,000	31,457
Henderson Land Development Co. Ltd.	4,998	19,701
HKT Trust & HKT Ltd.(a)	9,090	12,996
Hong Kong & China Gas Co. Ltd.	27,440	39,938
Hong Kong Exchanges & Clearing Ltd.	3,428	173,033
Hongkong Land Holdings Ltd.	4,200	16,086
Jardine Matheson Holdings Ltd.	651	27,342
Jardine Strategic Holdings Ltd.	800	16,048
Link REIT	6,899	54,924
MTR Corp. Ltd.	4,937	25,704
New World Development Co. Ltd.	4,738	24,607
PCCW Ltd.	28,996	18,183
Power Assets Holdings Ltd.	3,266	18,711
Sino Land Co. Ltd.	13,998	16,310
Sun Hung Kai Properties Ltd.	4,177	56,159
Swire Pacific Ltd., Class A	3,000	16,335
Swire Properties Ltd.	6,000	16,258
Techtronic Industries Co. Ltd.	4,547	57,731
WH Group Ltd., 144A	40,127	34,638
Wharf Real Estate Investment Co. Ltd.	3,998	16,637

(Cost $1,248,940)		1,385,816

Ireland — 1.2%
Accenture PLC, Class A	1,866	447,709
AerCap Holdings NV*	586	17,328
Allegion PLC	327	33,809

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2020

	Number of Shares	Value
Ireland (Continued)
Aptiv PLC	860	$74,063
CRH PLC	2,664	98,766
DCC PLC	285	25,293
Experian PLC	2,911	108,745
Flutter Entertainment PLC	91	15,084
Flutter Entertainment PLC	369	62,357
James Hardie Industries PLC CDI	1,244	28,364
Jazz Pharmaceuticals PLC*	165	22,174
Kerry Group PLC, Class A	533	70,119
Kingspan Group PLC	400	34,420
Medtronic PLC	3,977	427,408
Perrigo Co. PLC	450	23,535
Smurfit Kappa Group PLC	587	20,836
Trane Technologies PLC	778	92,107

(Cost $1,299,516)		1,602,117

Isle of Man — 0.0%
GVC Holdings PLC* (Cost $17,101)	1,736	18,693

Israel — 0.2%
Bank Hapoalim BM	2,826	17,149
Bank Leumi Le-Israel BM	4,014	20,598
Check Point Software Technologies Ltd.*	335	42,297
CyberArk Software Ltd.*	171	18,896
Elbit Systems Ltd.	123	16,624
Israel Discount Bank Ltd., Class A	5,486	17,611
Mizrahi Tefahot Bank Ltd.	853	17,410
Nice Ltd.*	193	44,223
Teva Pharmaceutical Industries Ltd., ADR*	3,378	33,341
Wix.com Ltd.*	163	48,025

(Cost $236,965)		276,174

Italy — 0.7%
Assicurazioni Generali SpA	3,108	48,340
Atlantia SpA*	1,196	19,067
Davide Campari-Milano NV	2,214	22,750
DiaSorin SpA	83	15,038
Enel SpA	25,650	232,801
Eni SpA	8,389	78,256
Ferrari NV	409	79,828
FinecoBank Banca Fineco SpA*	1,477	22,433
Intesa Sanpaolo SpA*	49,044	105,883
Mediobanca Banca di Credito Finanziario SpA	2,664	23,201
Moncler SpA*	588	22,819
Nexi SpA, 144A*	1,086	19,372
Poste Italiane SpA, 144A	2,016	18,541
Prysmian SpA	837	23,464
Recordati Industria Chimica e Farmaceutica SpA	365	19,936
Snam SpA	7,120	36,530
Telecom Italia SpA	27,250	12,997
Terna Rete Elettrica Nazionale SpA	3,580	25,937
UniCredit SpA*	6,627	65,386

(Cost $722,489)		892,579

	Number of Shares	Value
Jordan — 0.0%
Hikma Pharmaceuticals PLC (Cost $17,341)	543	$17,238

Luxembourg — 0.1%
ArcelorMittal SA*	1,582	20,059
Aroundtown SA*	2,986	16,363
Eurofins Scientific SE*	41	32,931
Tenaris SA	2,633	15,493

(Cost $72,928)		84,846

Macau — 0.0%
Sands China Ltd.	7,388	32,602
Wynn Macau Ltd.*	9,200	17,307

(Cost $45,384)		49,909

Netherlands — 1.6%
Adyen NV, 144A*	58	98,013
Aegon NV	6,567	18,323
Akzo Nobel NV	696	69,038
Argenx SE*	164	37,992
ASML Holding NV	1,300	488,653
EXOR NV	350	20,678
Heineken Holding NV	409	33,580
Heineken NV	861	79,865
ING Groep NV*	12,857	104,621
Just Eat Takeaway.com NV, 144A*	410	45,719
Koninklijke Ahold Delhaize NV	3,689	111,267
Koninklijke DSM NV(b)	488	78,468
Koninklijke KPN NV	12,695	33,356
Koninklijke Philips NV*	2,671	126,609
Koninklijke Vopak NV	307	16,897
NN Group NV	819	30,903
NXP Semiconductors NV	761	95,703
Prosus NV*	1,509	151,305
QIAGEN NV*	778	39,609
Randstad NV	408	21,309
Royal Dutch Shell PLC, Class A	12,483	184,992
Royal Dutch Shell PLC, Class B	11,630	165,530
Wolters Kluwer NV	901	74,135

(Cost $1,802,868)		2,126,565

New Zealand — 0.1%
a2 Milk Co. Ltd.*	1,976	24,828
Auckland International Airport Ltd.	5,685	25,476
Fisher & Paykel Healthcare Corp. Ltd.	1,528	38,058
Meridian Energy Ltd.	5,553	19,066
Spark New Zealand Ltd.	5,771	18,840

(Cost $103,141)		126,268

Norway — 0.2%
DNB ASA*	2,652	42,845
Equinor ASA	3,308	53,977
Mowi ASA	1,181	23,251
Norsk Hydro ASA*	6,699	21,530
Orkla ASA	2,422	24,818
Telenor ASA	2,188	35,828
Yara International ASA	400	16,870

(Cost $178,933)		219,119

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2020

	Number of Shares	Value
Portugal — 0.1%
EDP — Energias de Portugal SA	9,058	$45,953
Galp Energia SGPS SA	1,070	11,481
Jeronimo Martins SGPS SA	1,031	16,961

(Cost $67,856)		74,395

Singapore — 0.4%
Ascendas Real Estate Investment Trust REIT	8,700	21,244
CapitaLand Commercial Trust REIT	14,400	17,793
CapitaLand Ltd.	12,300	25,060
CapitaLand Mall Trust REIT	12,400	17,876
DBS Group Holdings Ltd.	5,400	82,890
Genting Singapore Ltd.	7,200	3,707
Keppel Corp. Ltd.	4,400	14,822
Mapletree Logistics Trust REIT	12,700	19,336
Oversea-Chinese Banking Corp. Ltd.	9,500	60,580
Singapore Airlines Ltd.	5,550	14,900
Singapore Exchange Ltd.	2,400	15,199
Singapore Technologies Engineering Ltd.	7,800	19,506
Singapore Telecommunications Ltd.	28,600	48,382
United Overseas Bank Ltd.	4,100	58,985
UOL Group Ltd.	5,800	28,027
Venture Corp. Ltd.	100	1,460
Wilmar International Ltd.	6,000	19,241

(Cost $456,918)		469,008

Spain — 0.7%
ACS Actividades de Construccion y Servicios SA	1,167	28,639
Aena SME SA, 144A*	206	30,820
Amadeus IT Group SA	1,394	78,206
Banco Bilbao Vizcaya Argentaria SA	21,739	63,775
Banco Santander SA	45,966	102,404
CaixaBank SA	7,620	16,786
Cellnex Telecom SA, 144A*	1,030	66,125
Enagas SA	752	18,428
Endesa SA	608	16,892
Ferrovial SA	1,610	43,092
Grifols SA	983	26,698
Iberdrola SA	17,867	225,433
Industria de Diseno Textil SA	3,564	100,379
Naturgy Energy Group SA	962	18,592
Red Electrica Corp. SA	1,763	33,788
Repsol SA	4,976	39,408
Siemens Gamesa Renewable Energy SA	559	15,002
Telefonica SA	16,088	63,705

(Cost $877,155)		988,172

Sweden — 1.0%
Alfa Laval AB*	665	16,299
Assa Abloy AB, Class B	3,359	77,890
Atlas Copco AB, Class A	1,815	84,153
Atlas Copco AB, Class B	1,393	56,092
Autoliv, Inc.	258	20,212
Boliden AB	910	27,211
Electrolux AB, Series B	1,000	21,728
Epiroc AB, Class A	2,541	37,931
Epiroc AB, Class B	631	9,097

	Number of Shares	Value
Sweden (Continued)
EQT AB	1,006	$18,604
Essity AB, Class B*	2,089	72,080
Evolution Gaming Group AB, 144A	380	28,541
Hennes & Mauritz AB, Class B	2,623	41,938
Hexagon AB, Class B*	942	68,414
ICA Gruppen AB	492	24,198
Investor AB, Class B	1,516	96,919
Kinnevik AB, Class B(b)	730	28,273
Lundin Energy AB	727	17,819
Nibe Industrier AB, Class B*	904	25,469
Sandvik AB*	3,636	71,582
Securitas AB, Class B*	579	8,264
Skandinaviska Enskilda Banken AB, Class A*	5,808	57,737
Skanska AB, Class B*	790	16,139
SKF AB, Class B	930	18,611
Svenska Cellulosa AB SCA, Class B*	1,661	21,463
Svenska Handelsbanken AB, Class A*	4,989	50,336
Swedbank AB, Class A*	3,213	54,619
Swedish Match AB	366	27,863
Tele2 AB, Class B	2,172	30,862
Telefonaktiebolaget LM Ericsson, Class B	8,851	102,877
Telia Co. AB	9,742	37,624
Volvo AB, Class B*	5,068	97,130

(Cost $1,056,903)		1,367,975

Switzerland — 3.7%
ABB Ltd.	5,932	151,322
Adecco Group AG	654	34,325
Alcon, Inc.*	1,394	79,511
Baloise Holding AG	206	32,143
Barry Callebaut AG	9	19,990
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	7	59,820
Chubb Ltd.	1,335	166,875
Cie Financiere Richemont SA, Class A	1,680	111,496
Coca-Cola HBC AG*	720	19,223
Credit Suisse Group AG	8,225	90,740
EMS-Chemie Holding AG	18	16,282
Garmin Ltd.	409	42,376
Geberit AG	123	71,113
Givaudan SA	25	105,225
Glencore PLC*	26,944	61,035
Julius Baer Group Ltd.	738	35,488
Kuehne + Nagel International AG*	206	40,047
LafargeHolcim Ltd.*	1,640	78,134
Logitech International SA	472	35,026
Lonza Group AG	211	131,317
Nestle SA	8,964	1,080,717
Novartis AG	6,982	605,114
Partners Group Holding AG	63	64,214
Roche Holding AG	2,122	743,978
Schindler Holding AG	73	19,279
Schindler Holding AG Participation Certificates	124	33,202
SGS SA	15	38,947
Sika AG	410	98,624
Sonova Holding AG*	166	38,917

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2020

	Number of Shares	Value
Switzerland (Continued)
STMicroelectronics NV	2,255	$67,988
Straumann Holding AG	41	40,470
Swatch Group AG — Bearer	78	16,545
Swiss Life Holding AG	83	33,626
Swiss Prime Site AG	195	17,617
Swiss Re AG	984	79,380
Swisscom AG	82	45,533
TE Connectivity Ltd.	1,066	102,976
Temenos AG	126	20,402
UBS Group AG	10,859	132,474
Vifor Pharma AG	99	14,672
Zurich Insurance Group AG	436	161,724

(Cost $4,262,774)		4,837,887

United Kingdom — 4.7%
3i Group PLC	3,213	40,353
Admiral Group PLC	586	20,691
Amcor PLC	4,761	52,657
Anglo American PLC	3,390	83,182
Ashtead Group PLC	1,516	52,878
Associated British Foods PLC	1,189	32,573
AstraZeneca PLC	4,032	450,247
Auto Trader Group PLC, 144A	4,254	32,079
Aviva PLC	12,902	48,837
BAE Systems PLC	10,278	71,506
Barclays PLC*	56,902	85,301
Barratt Developments PLC	2,738	19,254
Berkeley Group Holdings PLC	202	12,331
BP PLC	60,036	212,378
British American Tobacco PLC	6,729	228,173
British Land Co. PLC REIT	3,770	18,460
BT Group PLC	28,040	39,290
Bunzl PLC	1,107	35,899
Burberry Group PLC	1,022	19,767
CNH Industrial NV*	4,251	33,727
Coca-Cola European Partners PLC	819	33,710
Compass Group PLC	5,110	83,507
Croda International PLC	265	20,934
Diageo PLC	6,749	226,773
Direct Line Insurance Group PLC	5,026	19,845
Ferguson PLC	654	64,590
Fiat Chrysler Automobiles NV*	2,983	32,932
GlaxoSmithKline PLC	14,760	290,910
Halma PLC	1,353	40,181
Hargreaves Lansdown PLC	990	21,428
HSBC Holdings PLC	60,912	269,264
IHS Markit Ltd.	1,027	82,078
Imperial Brands PLC	3,049	51,153
Informa PLC*	4,554	25,207
InterContinental Hotels Group PLC*	572	33,745
Intertek Group PLC	533	41,935
J Sainsbury PLC	7,734	19,033
Johnson Matthey PLC	666	21,179
Kingfisher PLC	8,034	29,076
Land Securities Group PLC REIT	1,486	11,502
Legal & General Group PLC	19,609	57,053
Liberty Global PLC, Class A*	781	18,252
Liberty Global PLC, Class C*	1,393	32,053

	Number of Shares	Value
United Kingdom (Continued)
Linde PLC	1,546	$386,098
Lloyds Banking Group PLC*	233,724	88,720
London Stock Exchange Group PLC	1,024	120,656
M&G PLC	11,028	25,545
Melrose Industries PLC	21,456	29,246
Mondi PLC	1,598	31,260
National Grid PLC	11,259	127,114
Natwest Group PLC*	11,031	16,661
Next PLC	397	32,096
Ocado Group PLC*	1,476	49,348
Pearson PLC	1,328	9,947
Pentair PLC	465	20,990
Persimmon PLC	907	31,818
Prudential PLC	8,226	134,539
Reckitt Benckiser Group PLC	2,105	211,669
RELX PLC	5,545	126,402
Rentokil Initial PLC*	6,095	43,498
Rio Tinto Ltd.	1,130	81,898
Rio Tinto PLC	3,513	218,018
Rolls-Royce Holdings PLC*	7,366	23,779
RSA Insurance Group PLC	3,603	21,675
Sage Group PLC	2,026	20,090
Schroders PLC	472	18,315
Segro PLC REIT	3,921	50,022
Severn Trent PLC	467	14,582
Smith & Nephew PLC	2,869	58,448
Smiths Group PLC	1,311	24,610
Spirax-Sarco Engineering PLC	287	39,369
SSE PLC	3,349	56,455
St James’s Place PLC	1,602	21,017
Standard Chartered PLC*	8,720	45,815
Standard Life Aberdeen PLC	4,880	15,499
Taylor Wimpey PLC	9,355	15,344
Tesco PLC	27,227	79,728
Unilever NV	4,185	242,795
Unilever PLC	3,595	214,683
United Utilities Group PLC	2,665	29,660
Vodafone Group PLC	86,552	129,147
Whitbread PLC	453	15,339
Willis Towers Watson PLC	390	80,157
Wm Morrison Supermarkets PLC	10,113	26,039
WPP PLC	4,169	36,038

(Cost $5,502,034)		6,180,052

United States — 70.0%
3M Co.	1,721	280,557
A O Smith Corp.	390	19,098
Abbott Laboratories	5,286	578,658
AbbVie, Inc.	5,583	534,684
ABIOMED, Inc.*	124	38,145
Activision Blizzard, Inc.	2,278	190,259
Adobe, Inc.*	1,462	750,576
Advance Auto Parts, Inc.	246	38,452
Advanced Micro Devices, Inc.*	3,683	334,490
AES Corp.	2,419	42,937
Aflac, Inc.	1,930	70,098
Agilent Technologies, Inc.	943	94,696
AGNC Investment Corp. REIT	2,088	29,462

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2020

	Number of Shares	Value
United States (Continued)
Air Products and Chemicals, Inc.	631	$184,416
Akamai Technologies, Inc.*	533	62,057
Albemarle Corp.	286	26,029
Alexandria Real Estate Equities, Inc. REIT	409	68,867
Alexion Pharmaceuticals, Inc.*	738	84,294
Align Technology, Inc.*	246	73,057
Alleghany Corp.	42	23,292
Alliant Energy Corp.	738	39,963
Allstate Corp.	939	87,327
Ally Financial, Inc.	899	20,569
Alnylam Pharmaceuticals, Inc.*	369	48,944
Alphabet, Inc., Class A*	908	1,479,613
Alphabet, Inc., Class C*	930	1,519,787
Altice USA, Inc., Class A*	951	26,229
Altria Group, Inc.	5,550	242,757
Amazon.com, Inc.*	1,295	4,468,993
Ameren Corp.	778	61,548
American Electric Power Co., Inc.	1,558	122,817
American Express Co.	1,977	200,843
American Financial Group, Inc.	293	19,587
American International Group, Inc.	2,504	72,967
American Tower Corp. REIT	1,324	329,875
American Water Works Co., Inc.	573	80,988
Ameriprise Financial, Inc.	323	50,646
AmerisourceBergen Corp.	532	51,620
AMETEK, Inc.	737	74,216
Amgen, Inc.	1,766	447,363
Amphenol Corp., Class A	761	83,558
Analog Devices, Inc.	1,106	129,269
Annaly Capital Management, Inc. REIT	3,067	22,542
ANSYS, Inc.*	286	96,957
Anthem, Inc.	761	214,237
Aon PLC, Class A	692	138,393
Apollo Global Management, Inc.	513	24,044
Apple, Inc.	52,933	6,830,474
Applied Materials, Inc.	2,695	166,012
Aramark	653	17,997
Archer-Daniels-Midland Co.	1,722	77,077
Arista Networks, Inc.*	165	36,869
Arrow Electronics, Inc.*	249	19,561
Arthur J Gallagher & Co.	612	64,444
Assurant, Inc.	167	20,301
AT&T, Inc.	21,640	645,088
Atmos Energy Corp.	321	32,042
Autodesk, Inc.*	697	171,253
Automatic Data Processing, Inc.	1,257	174,836
AutoZone, Inc.*	67	80,153
Avalara, Inc.*	200	26,482
AvalonBay Communities, Inc. REIT	451	71,285
Avantor, Inc.*	1,078	24,330
Avery Dennison Corp.	287	33,117
Axalta Coating Systems Ltd.*	783	18,675
Baker Hughes Co.	1,740	24,847
Ball Corp.	1,024	82,299
Bank of America Corp.	23,776	611,994
Bank of New York Mellon Corp.	2,269	83,908
Bausch Health Cos., Inc.*	768	12,761

	Number of Shares	Value
United States (Continued)
Baxter International, Inc.	1,476	$128,515
Becton Dickinson and Co.	882	214,123
Berkshire Hathaway, Inc., Class B*	4,154	905,738
Best Buy Co., Inc.	779	86,399
Biogen, Inc.*	520	149,573
BioMarin Pharmaceutical, Inc.*	572	44,633
Bio-Rad Laboratories, Inc., Class A*	82	41,704
Black Knight, Inc.*	532	44,741
BlackRock, Inc.	461	273,922
Blackstone Group, Inc., Class A	1,944	102,935
Boeing Co.	1,582	271,819
Booking Holdings, Inc.*	124	236,896
Booz Allen Hamilton Holding Corp.	451	39,715
BorgWarner, Inc.	598	24,273
Boston Properties, Inc. REIT	403	35,009
Boston Scientific Corp.*	4,210	172,694
Bristol-Myers Squibb Co.	6,747	419,663
Broadcom, Inc.	1,229	426,647
Broadridge Financial Solutions, Inc.	368	50,563
Brown & Brown, Inc.	819	38,002
Brown-Forman Corp., Class B	943	68,999
Bunge Ltd.	466	21,259
Burlington Stores, Inc.*	206	40,568
C.H. Robinson Worldwide, Inc.	491	48,265
Cable One, Inc.	14	25,765
Cabot Oil & Gas Corp.	944	17,908
Cadence Design Systems, Inc.*	777	86,177
Camden Property Trust REIT	266	24,190
Campbell Soup Co.	612	32,197
Capital One Financial Corp.	1,517	104,719
Cardinal Health, Inc.	943	47,867
CarMax, Inc.*	533	56,994
Carnival Corp.	1,925	31,724
Carrier Global Corp.	2,289	68,327
Catalent, Inc.*	453	41,902
Caterpillar, Inc.	1,669	237,515
Cboe Global Markets, Inc.	328	30,107
CBRE Group, Inc., Class A*	909	42,750
CDK Global, Inc.	428	19,953
CDW Corp.	491	55,802
Celanese Corp.	410	41,471
Centene Corp.*	1,844	113,074
CenterPoint Energy, Inc.	1,885	37,832
CenturyLink, Inc.(b)	3,376	36,292
Cerner Corp.	983	72,123
CF Industries Holdings, Inc.	603	19,676
Charles Schwab Corp.	3,371	119,772
Charter Communications, Inc., Class A*	436	268,406
Cheniere Energy, Inc.*	644	33,520
Chevron Corp.	5,592	469,337
Chipotle Mexican Grill, Inc.*	82	107,443
Church & Dwight Co., Inc.	778	74,556
Cigna Corp.	1,144	202,911
Cincinnati Financial Corp.	491	38,990
Cintas Corp.	287	95,640
Cisco Systems, Inc.	12,864	543,118
Citigroup, Inc.	6,195	316,688

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2020

	Number of Shares	Value
United States (Continued)
Citizens Financial Group, Inc.	1,091	$28,224
Citrix Systems, Inc.	331	48,061
Clorox Co.	409	91,411
CME Group, Inc.	1,072	188,533
CMS Energy Corp.	861	52,082
Coca-Cola Co.	12,361	612,240
Cognex Corp.	572	39,577
Cognizant Technology Solutions Corp., Class A	1,599	106,909
Colgate-Palmolive Co.	2,373	188,084
Comcast Corp., Class A	13,662	612,194
Comerica, Inc.	510	20,160
Conagra Brands, Inc.	1,557	59,727
Concho Resources, Inc.	572	29,733
ConocoPhillips	3,305	125,226
Consolidated Edison, Inc.	1,106	78,902
Constellation Brands, Inc., Class A	533	98,328
Cooper Cos., Inc.	124	38,983
Copart, Inc.*	697	72,014
Corning, Inc.	2,583	83,844
Corteva, Inc.	2,541	72,546
CoStar Group, Inc.*	123	104,378
Costco Wholesale Corp.	1,319	458,564
Coupa Software, Inc.*	199	65,220
Crowdstrike Holdings, Inc., Class A*	494	62,111
Crown Castle International Corp. REIT	1,228	200,471
Crown Holdings, Inc.*	492	37,810
CSX Corp.	2,378	181,822
Cummins, Inc.	428	88,703
CVS Health Corp.	3,991	247,921
D.R. Horton, Inc.	1,147	81,861
Danaher Corp.	1,926	397,661
Darden Restaurants, Inc.	450	39,001
Datadog, Inc., Class A*	313	26,151
DaVita, Inc.*	253	21,950
Deere & Co.	863	181,282
Dell Technologies, Inc., Class C*	613	40,507
DENTSPLY SIRONA, Inc.	738	33,114
DexCom, Inc.*	286	121,667
Diamondback Energy, Inc.	485	18,896
Digital Realty Trust, Inc. REIT	860	133,859
Discover Financial Services	1,065	56,530
Discovery, Inc., Class C*	1,393	27,818
DISH Network Corp., Class A*	742	26,356
DocuSign, Inc.*	521	116,183
Dollar General Corp.	746	150,602
Dollar Tree, Inc.*	689	66,330
Dominion Energy, Inc.	2,582	202,532
Domino’s Pizza, Inc.	123	50,302
Dover Corp.	492	54,041
Dow, Inc.	2,419	109,145
Dropbox, Inc., Class A*	753	15,941
DTE Energy Co.	612	72,626
Duke Energy Corp.	2,263	181,809
Duke Realty Corp. REIT	1,230	47,416
DuPont de Nemours, Inc.	2,243	125,070
Dynatrace, Inc.*	449	19,859

	Number of Shares	Value
United States (Continued)
E*TRADE Financial Corp.	819	$44,308
East West Bancorp, Inc.	500	18,390
Eastman Chemical Co.	380	27,782
Eaton Corp. PLC	1,219	124,460
eBay, Inc.	2,501	137,005
Ecolab, Inc.	779	153,525
Edison International	1,107	58,095
Edwards Lifesciences Corp.*	1,865	160,092
Elanco Animal Health, Inc.*	1,147	33,332
Electronic Arts, Inc.*	846	117,992
Eli Lilly and Co.	2,589	384,182
Emerson Electric Co.	1,714	119,072
Entergy Corp.	613	60,773
EOG Resources, Inc.	1,767	80,116
EPAM Systems, Inc.*	165	53,971
Equifax, Inc.	410	68,991
Equinix, Inc. REIT	267	210,871
Equitable Holdings, Inc.	1,151	24,390
Equity LifeStyle Properties, Inc. REIT	572	37,918
Equity Residential REIT	1,229	69,377
Erie Indemnity Co., Class A(b)	98	20,917
Essential Utilities, Inc.	653	27,753
Essex Property Trust, Inc. REIT	175	37,889
Estee Lauder Cos., Inc., Class A	643	142,566
Evergy, Inc.	738	39,276
Eversource Energy	1,066	91,367
Exact Sciences Corp.*	492	37,043
Exelon Corp.	2,698	99,583
Expedia Group, Inc.	451	44,266
Expeditors International of Washington, Inc.	573	50,647
Extra Space Storage, Inc. REIT	305	32,498
Exxon Mobil Corp.	12,556	501,487
F5 Networks, Inc.*	164	21,702
Facebook, Inc., Class A*	7,285	2,135,962
FactSet Research Systems, Inc.	123	43,099
Fair Isaac Corp.*	80	33,663
Fastenal Co.	1,804	88,143
Federal Realty Investment Trust REIT	116	9,192
FedEx Corp.	819	180,049
Fidelity National Financial, Inc.	942	30,926
Fidelity National Information Services, Inc.	1,885	284,352
Fifth Third Bancorp	2,129	43,985
First Republic Bank	533	60,181
FirstEnergy Corp.	1,049	29,991
Fiserv, Inc.*	1,678	167,095
FleetCor Technologies, Inc.*	287	72,166
FLIR Systems, Inc.	390	14,391
FMC Corp.	451	48,194
Ford Motor Co.	12,325	84,057
Fortinet, Inc.*	491	64,814
Fortive Corp.	1,025	73,913
Fortune Brands Home & Security, Inc.	533	44,815
Fox Corp., Class A	1,189	33,126
Fox Corp., Class B	608	16,902
Franklin Resources, Inc.	914	19,249

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2020

	Number of Shares	Value
United States (Continued)
Freeport-McMoRan, Inc.	4,317	$67,388
Gartner, Inc.*	328	42,581
General Dynamics Corp.	637	95,136
General Electric Co.	27,412	173,792
General Mills, Inc.	1,861	119,011
General Motors Co.	4,194	124,268
Genuine Parts Co.	450	42,498
Gilead Sciences, Inc.	3,909	260,926
Global Payments, Inc.	890	157,192
Globe Life, Inc.	368	30,353
GoDaddy, Inc., Class A*	572	47,865
Goldman Sachs Group, Inc.	923	189,095
Guidewire Software, Inc.*(b)	227	25,494
Halliburton Co.	2,576	41,680
Hartford Financial Services Group, Inc.	1,106	44,738
Hasbro, Inc.	369	29,129
HCA Healthcare, Inc.	819	111,155
HD Supply Holdings, Inc.*	557	22,091
Healthpeak Properties, Inc. REIT	1,680	46,435
HEICO Corp.	185	20,335
HEICO Corp., Class A	221	19,753
Henry Schein, Inc.*	533	35,413
Hershey Co.	451	67,037
Hess Corp.	791	36,418
Hewlett Packard Enterprise Co.	4,373	42,287
Hilton Worldwide Holdings, Inc.	860	77,710
Hologic, Inc.*	942	56,256
Home Depot, Inc.	3,264	930,371
Honeywell International, Inc.	2,046	338,715
Hormel Foods Corp.	902	45,984
Host Hotels & Resorts, Inc. REIT	2,419	27,165
Howmet Aerospace, Inc.	1,360	23,827
HP, Inc.	4,865	95,111
Humana, Inc.	407	168,974
Huntington Bancshares, Inc.	2,498	23,506
Huntington Ingalls Industries, Inc.	124	18,788
IAC/InterActiveCorp*	223	29,657
IDEX Corp.	246	44,337
IDEXX Laboratories, Inc.*	262	102,458
Illinois Tool Works, Inc.	873	172,461
Illumina, Inc.*	451	161,106
Incyte Corp.*	572	55,112
Ingersoll Rand, Inc.*	941	32,991
Ingredion, Inc.	211	16,973
Insulet Corp.*	205	44,741
Intel Corp.	12,869	655,676
Intercontinental Exchange, Inc.	1,618	171,880
International Business Machines Corp.	2,706	333,677
International Flavors & Fragrances, Inc.(b)	238	29,462
International Paper Co.	1,270	46,063
Interpublic Group of Cos., Inc.	1,312	23,301
Intuit, Inc.	769	265,605
Intuitive Surgical, Inc.*	339	247,755
Invitation Homes, Inc. REIT	1,804	51,649
Ionis Pharmaceuticals, Inc.*	352	19,184
IPG Photonics Corp.*	106	17,143

	Number of Shares	Value
United States (Continued)
IQVIA Holdings, Inc.*	532	$87,115
Iron Mountain, Inc. REIT(b)	1,025	30,842
J M Smucker Co.	369	44,346
Jack Henry & Associates, Inc.	246	40,693
Jacobs Engineering Group, Inc.	451	40,712
JB Hunt Transport Services, Inc.	287	40,335
Johnson & Johnson	7,951	1,219,763
Johnson Controls International PLC	2,123	86,470
Jones Lang LaSalle, Inc.	205	21,123
JPMorgan Chase & Co.	9,303	932,068
Juniper Networks, Inc.	812	20,300
Kansas City Southern	327	59,527
Kellogg Co.	860	60,983
Keurig Dr Pepper, Inc.	962	28,696
KeyCorp	2,482	30,578
Keysight Technologies, Inc.*	484	47,684
Kimberly-Clark Corp.	985	155,394
Kinder Morgan, Inc.	6,052	83,639
KKR & Co., Inc.	1,722	61,682
KLA Corp.	492	100,929
Knight-Swift Transportation Holdings, Inc.(b)	417	18,957
Kraft Heinz Co.	2,173	76,142
Kroger Co.	2,311	82,456
L3Harris Technologies, Inc.	647	116,939
Laboratory Corp. of America Holdings*	287	50,440
Lam Research Corp.	450	151,353
Lamb Weston Holdings, Inc.	492	30,922
Las Vegas Sands Corp.	1,066	54,057
Lear Corp.	161	18,343
Leidos Holdings, Inc.	451	40,811
Lennar Corp., Class A	943	70,555
Lennox International, Inc.	123	34,481
Liberty Broadband Corp., Class A*	122	16,859
Liberty Broadband Corp., Class C*	328	45,950
Liberty Media Corp.-Liberty Formula One, Class C*	671	26,156
Liberty Media Corp-Liberty SiriusXM, Class C*	512	18,429
Lincoln National Corp.	541	19,503
Live Nation Entertainment, Inc.*	487	27,662
LKQ Corp.*	1,189	37,739
Lockheed Martin Corp.	776	302,842
Loews Corp.	902	32,346
Lowe’s Cos., Inc.	2,256	371,541
LyondellBasell Industries NV, Class A	820	53,694
M&T Bank Corp.	450	46,467
Marathon Petroleum Corp.	1,984	70,353
Markel Corp.*	41	44,560
MarketAxess Holdings, Inc.	123	59,771
Marriott International, Inc., Class A	761	78,315
Marsh & McLennan Cos., Inc.	1,444	165,930
Martin Marietta Materials, Inc.	205	41,588
Marvell Technology Group Ltd.	2,089	81,011
Masco Corp.	499	29,092
Masimo Corp.*	140	31,360
Mastercard, Inc., Class A	2,719	973,919

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2020

	Number of Shares	Value
United States (Continued)
Match Group, Inc.*	890	$99,395
Maxim Integrated Products, Inc.	624	42,707
McCormick & Co., Inc.	409	84,336
McDonald’s Corp.	2,224	474,868
McKesson Corp.	492	75,492
Medical Properties Trust, Inc. REIT	1,762	32,738
Merck & Co., Inc.	7,639	651,378
MetLife, Inc.	2,459	94,573
Mettler-Toledo International, Inc.*	82	79,604
MGM Resorts International(b)	1,885	42,413
Microchip Technology, Inc.	632	69,330
Micron Technology, Inc.*	3,308	150,547
Microsoft Corp.	21,894	4,937,754
Mid-America Apartment Communities, Inc. REIT	304	35,604
Moderna, Inc.*(b)	646	41,919
Mohawk Industries, Inc.*	246	22,713
Molina Healthcare, Inc.*	174	32,185
Molson Coors Beverage Co., Class B	499	18,782
Mondelez International, Inc., Class A	4,387	256,289
MongoDB, Inc.*(b)	134	31,329
Monster Beverage Corp.*	1,271	106,586
Moody’s Corp.	509	149,972
Morgan Stanley	3,615	188,920
Mosaic Co.	1,486	27,090
Motorola Solutions, Inc.	492	76,137
MSCI, Inc.	238	88,838
Mylan NV*	1,722	28,206
Nasdaq, Inc.	368	49,467
National Oilwell Varco, Inc.	1,361	16,332
National Retail Properties, Inc. REIT	654	23,178
NetApp, Inc.	778	36,869
Netflix, Inc.*	1,320	699,019
Neurocrine Biosciences, Inc.*	287	33,413
Newell Brands, Inc.(b)	1,353	21,621
Newmont Corp.	2,381	160,194
News Corp., Class A	1,476	22,317
NextEra Energy, Inc.	1,505	420,151
Nielsen Holdings PLC(b)	1,228	18,764
NIKE, Inc., Class B	3,658	409,294
NiSource, Inc.	1,270	28,143
Nordson Corp.	152	28,346
Norfolk Southern Corp.	732	155,572
Northern Trust Corp.	653	53,474
Northrop Grumman Corp.	492	168,564
NortonLifeLock, Inc.	2,089	49,133
NRG Energy, Inc.	725	24,947
Nucor Corp.	1,025	46,597
NVIDIA Corp.	1,836	982,223
NVR, Inc.*	10	41,683
Occidental Petroleum Corp.	2,385	30,385
OGE Energy Corp.	544	17,332
Okta, Inc.*	368	79,256
Old Dominion Freight Line, Inc.	328	66,315
Omega Healthcare Investors, Inc. REIT	861	26,665
Omnicom Group, Inc.	738	39,918
ON Semiconductor Corp.*	1,131	24,169

	Number of Shares	Value
United States (Continued)
ONEOK, Inc.	1,255	$34,487
Oracle Corp.	6,395	365,922
O’Reilly Automotive, Inc.*	246	114,545
Otis Worldwide Corp.	1,312	82,525
Owens Corning	372	25,162
PACCAR, Inc.	1,107	95,025
Packaging Corp. of America(b)	328	33,207
Palo Alto Networks, Inc.*	328	84,430
Parker-Hannifin Corp.	350	72,104
Paychex, Inc.	942	72,035
Paycom Software, Inc.*	164	49,111
PayPal Holdings, Inc.*	3,345	682,848
Peloton Interactive, Inc., Class A*	632	48,455
People’s United Financial, Inc.	1,487	15,732
PepsiCo, Inc.	4,150	581,249
PerkinElmer, Inc.	410	48,265
Pfizer, Inc.	16,653	629,317
PG&E Corp.*	3,674	34,021
Philip Morris International, Inc.	4,814	384,109
Phillips 66	1,077	62,972
Pinnacle West Capital Corp.	409	30,000
Pinterest, Inc., Class A*	1,077	39,623
Pioneer Natural Resources Co.	473	49,159
PNC Financial Services Group, Inc.	1,272	141,446
PPG Industries, Inc.	779	93,792
PPL Corp.	2,378	65,704
Principal Financial Group, Inc.	943	39,710
Procter & Gamble Co.	7,420	1,026,409
Progressive Corp.	1,751	166,415
Prologis, Inc. REIT	2,199	223,990
Prudential Financial, Inc.	1,137	77,054
PTC, Inc.*	305	27,880
Public Service Enterprise Group, Inc.	1,598	83,480
Public Storage REIT	443	94,093
PulteGroup, Inc.	1,024	45,660
Qorvo, Inc.*	369	47,332
QUALCOMM, Inc.	3,513	418,398
Quest Diagnostics, Inc.	451	50,169
Raymond James Financial, Inc.	272	20,596
Raytheon Technologies Corp.	4,623	282,003
Realty Income Corp. REIT	918	56,944
Regency Centers Corp. REIT	653	25,931
Regeneron Pharmaceuticals, Inc.*	314	194,658
Regions Financial Corp.	2,455	28,380
Reinsurance Group of America, Inc.	192	17,603
Republic Services, Inc.	697	64,626
ResMed, Inc.	450	81,351
RingCentral, Inc., Class A*	246	71,529
Robert Half International, Inc.	340	18,088
Rockwell Automation, Inc.	369	85,066
Roku, Inc.*	328	56,901
Rollins, Inc.	418	23,049
Roper Technologies, Inc.	328	140,118
Ross Stores, Inc.	1,148	104,560
Royal Caribbean Cruises Ltd.	501	34,489
RPM International, Inc.	369	31,280
S&P Global, Inc.	738	270,418

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2020

	Number of Shares	Value
United States (Continued)
salesforce.com, Inc.*	2,808	$765,601
Sarepta Therapeutics, Inc.*	205	30,016
SBA Communications Corp. REIT	328	100,391
Schlumberger N.V.	4,031	76,629
Seagate Technology PLC	820	39,352
Sealed Air Corp.	547	21,497
Seattle Genetics, Inc.*	369	58,427
SEI Investments Co.	322	16,860
Sempra Energy	852	105,350
Sensata Technologies Holding PLC*	454	18,905
ServiceNow, Inc.*	571	275,233
Sherwin-Williams Co.	260	174,473
Signature Bank	173	16,786
Simon Property Group, Inc. REIT	859	58,283
Sirius XM Holdings, Inc.	2,228	13,078
Skyworks Solutions, Inc.	436	63,155
Slack Technologies, Inc., Class A*	906	29,753
Snap, Inc., Class A*	3,115	70,368
Snap-on, Inc.	123	18,237
Southern Co.	3,279	171,098
Southwest Airlines Co.	592	22,247
Splunk, Inc.*	492	107,910
Square, Inc., Class A*	1,027	163,868
SS&C Technologies Holdings, Inc.	819	52,187
Stanley Black & Decker, Inc.	491	79,198
Starbucks Corp.	3,605	304,514
State Street Corp.	987	67,205
Steel Dynamics, Inc.	677	19,985
STERIS PLC	286	45,657
Stryker Corp.	985	195,188
Sun Communities, Inc. REIT	246	36,674
SVB Financial Group*	157	40,095
Synchrony Financial	1,966	48,776
Synopsys, Inc.*	488	107,994
Sysco Corp.	1,517	91,232
T. Rowe Price Group, Inc.	738	102,737
Take-Two Interactive Software, Inc.*	409	70,017
Target Corp.	1,599	241,785
TD Ameritrade Holding Corp.	942	36,154
Teladoc Health, Inc.*	212	45,726
Teledyne Technologies, Inc.*	123	38,574
Teleflex, Inc.	124	48,726
Teradyne, Inc.	572	48,603
Tesla, Inc.*	2,284	1,138,163
Texas Instruments, Inc.	2,869	407,828
Textron, Inc.	901	35,526
Thermo Fisher Scientific, Inc.	1,223	524,643
Tiffany & Co.	369	45,203
TJX Cos., Inc.	3,535	193,683
T-Mobile US, Inc.*	1,742	203,257
Tractor Supply Co.	410	61,020
Trade Desk, Inc., Class A*(b)	121	58,237
Tradeweb Markets, Inc., Class A	271	15,526
TransDigm Group, Inc.	164	81,946
TransUnion	612	53,073
Travelers Cos., Inc.	684	79,371
Trimble, Inc.*	860	45,073

	Number of Shares	Value
United States (Continued)
Truist Financial Corp.	3,899	$151,320
Twilio, Inc., Class A*	350	94,416
Twitter, Inc.*	2,500	101,450
Tyler Technologies, Inc.*	123	42,473
Tyson Foods, Inc., Class A	943	59,220
Uber Technologies, Inc.*	2,906	97,729
UDR, Inc. REIT	984	34,253
UGI Corp.	566	19,544
Ulta Beauty, Inc.*	165	38,310
Union Pacific Corp.	2,111	406,241
United Parcel Service, Inc., Class B	2,214	362,255
United Rentals, Inc.*	246	43,554
UnitedHealth Group, Inc.	2,896	905,145
Universal Health Services, Inc., Class B	286	31,560
US Bancorp	4,208	153,171
Vail Resorts, Inc.	122	26,556
Valero Energy Corp.	1,260	66,263
Varian Medical Systems, Inc.*	328	56,964
Veeva Systems, Inc., Class A*	410	115,731
Ventas, Inc. REIT	1,270	52,337
VEREIT, Inc. REIT	4,414	29,662
VeriSign, Inc.*	291	62,507
Verisk Analytics, Inc.	446	83,255
Verizon Communications, Inc.	12,545	743,542
Vertex Pharmaceuticals, Inc.*	749	209,061
VF Corp.	1,107	72,785
ViacomCBS, Inc., Class B(b)	1,626	45,284
VICI Properties, Inc. REIT	1,640	36,638
Visa, Inc., Class A	5,105	1,082,209
Vistra Corp.	1,271	24,441
VMware, Inc., Class A*(b)	287	41,454
Vornado Realty Trust REIT(b)	694	24,866
Voya Financial, Inc.	391	20,297
Vulcan Materials Co.	451	54,120
W.R. Berkley Corp.	492	30,529
W.W. Grainger, Inc.	131	47,871
Walgreens Boots Alliance, Inc.	2,418	91,932
Walmart, Inc.	4,270	592,890
Walt Disney Co.	5,428	715,790
Waste Connections, Inc.	901	90,127
Waste Management, Inc.	1,137	129,618
Waters Corp.*	206	44,550
Wayfair, Inc., Class A*(b)	199	59,015
WEC Energy Group, Inc.	984	92,575
Wells Fargo & Co.	11,559	279,150
Welltower, Inc. REIT	1,393	80,125
West Pharmaceutical Services, Inc.	246	69,854
Western Digital Corp.	1,024	39,342
Western Union Co.	1,435	33,852
Westinghouse Air Brake Technologies Corp.	485	32,277
Westrock Co.	697	21,140
Weyerhaeuser Co. REIT	2,025	61,378
Whirlpool Corp.(b)	164	29,146
Williams Cos., Inc.	3,693	76,667
Workday, Inc., Class A*	533	127,765
WP Carey, Inc. REIT	466	32,326

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2020

	Number of Shares	Value
United States (Continued)
Wynn Resorts Ltd.	209	$18,277
Xcel Energy, Inc.	1,681	116,787
Xilinx, Inc.	819	85,307
XPO Logistics, Inc.*	265	23,392
Xylem, Inc.	572	45,863
Yum! Brands, Inc.	843	80,802
Zebra Technologies Corp., Class A*	165	47,277
Zillow Group, Inc., Class C*	411	35,247
Zimmer Biomet Holdings, Inc.	612	86,219
Zions Bancorp NA	561	18,042
Zoetis, Inc.	1,441	230,704
Zoom Video Communications, Inc., Class A*	492	159,949
Zscaler, Inc.*	236	33,828

(Cost $75,404,331)		92,148,090

TOTAL COMMON STOCKS (Cost $108,012,785)		131,074,927

PREFERRED STOCKS — 0.2%
Germany — 0.2%
Henkel AG & Co. KGaA	572	58,530
Porsche Automobil Holding SE*	493	30,247
Sartorius AG	123	52,221
Volkswagen AG*	613	102,153

(Cost $191,183)		243,151

	Number of Shares	Value
PREFERRED STOCKS (Continued)
Germany (Continued)
TOTAL PREFERRED STOCKS (Cost $191,183)		$243,151

RIGHTS — 0.0%
Australia — 0.0%
Sydney Airport*, expires 9/7/20	817	701
Tabcorp Holdings Ltd.*, expires 9/16/20	659	180

TOTAL RIGHTS (Cost $0)		881

SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04%(d)(e) (Cost $70,099)	70,099	70,099

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 0.06%(d) (Cost $358,192)	358,192	$358,192

TOTAL INVESTMENTS — 100.1% (Cost $108,632,259)		$131,747,250
Other assets and liabilities, net — (0.1%)		(84,337)

NET ASSETS — 100.0%		$131,662,913

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2020 is as follows:

Value ($) at 4/8/2020 (Commencement of Operations)	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2020	Value ($) at 8/31/2020
COMMON STOCKS — 0.0%
Germany — 0.0%
Deutsche Bank AG*(c)
—	46,205		(3,006)	1,015	18,602	—	—	6,545	62,816

SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04%(d)(e)
—	70,099(f	)	—	—	—	19	—	70,099	70,099
CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 0.06%(d)
—	5,748,486		(5,390,294)	—	—	178	—	358,192	358,192

—	5,864,790		(5,393,300)	1,015	18,602	197	—	434,836	491,107

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2020 amounted to $575,618, which is 0.4% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $530,595.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2020.

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

August 31, 2020

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	USD	1	$154,575	$174,945	9/18/2020	$20,370
MSCI EAFE Futures	USD	1	95,410	95,005	9/18/2020	(405)

Total net unrealized appreciation						$19,965

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(h)	$131,074,927	$—	$—	$131,074,927
Preferred Stocks	243,151	—	—	243,151
Rights	180	701	—	881
Short-Term Investments(h)	428,291	—	—	428,291
Derivatives(i)
Futures Contracts	20,370	—	—	20,370

TOTAL	$131,766,919	$701	$—	$131,767,620

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(i)
Futures Contracts	$(405)	$—	$—	$(405)

TOTAL	$(405)	$—	$—	$(405)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF

August 31, 2020

	Number of Shares	Value
COMMON STOCKS — 98.8%
Communication Services — 3.9%
Activision Blizzard, Inc.	4,312	$360,138
Alphabet, Inc., Class A*	48	78,217
Alphabet, Inc., Class C*	51	83,343
Altice USA, Inc., Class A*	3,712	102,377
AT&T, Inc.	4,468	133,191
Cable One, Inc.	90	165,630
CenturyLink, Inc. (a)	22,053	237,070
Charter Communications, Inc., Class A*	244	150,209
Comcast Corp., Class A	2,615	117,178
Discovery, Inc., Class A*(a)	2,709	59,774
Discovery, Inc., Class C*	4,818	96,215
DISH Network Corp., Class A*	1,576	55,980
Electronic Arts, Inc.*	5,109	712,552
Facebook, Inc., Class A*	202	59,226
Fox Corp., Class A	4,205	117,151
Fox Corp., Class B (a)	2,027	56,351
GCI Liberty, Inc., Class A*	4,015	324,332
IAC/InterActiveCorp*	631	83,917
Interpublic Group of Cos., Inc.	14,280	253,613
John Wiley & Sons, Inc., Class A	2,473	78,270
Liberty Broadband Corp., Class A*	67	9,259
Liberty Broadband Corp., Class C*	363	50,853
Liberty Media Corp.-Liberty Formula One, Class C*	483	18,827
Liberty Media Corp-Liberty SiriusXM, Class A*	1,481	53,775
Liberty Media Corp-Liberty SiriusXM, Class C*	2,743	98,734
Madison Square Garden Entertainment Corp.*	503	37,811
Madison Square Garden Sports Corp.*	466	76,424
Match Group, Inc.*	1,992	222,467
Netflix, Inc.*	16	8,473
New York Times Co., Class A	6,576	284,938
News Corp., Class A	18,977	286,932
News Corp., Class B	5,288	79,690
Nexstar Media Group, Inc., Class A	146	14,017
Omnicom Group, Inc.	4,518	244,379
Sirius XM Holdings, Inc.	11,890	69,794
Spotify Technology SA*	460	129,794
Take-Two Interactive Software, Inc.*	2,798	478,990
Telephone and Data Systems, Inc.	1,783	41,241
T-Mobile US, Inc.*	377	43,988
Twitter, Inc.*	812	32,951
United States Cellular Corp.*	266	9,677
Verizon Communications, Inc.	2,192	129,920
Zynga, Inc., Class A*	10,880	98,573

(Cost $5,229,963)		5,846,241

Consumer Discretionary — 10.3%
Advance Auto Parts, Inc.	1,987	310,588
Amazon.com, Inc.*	26	89,725
Aptiv PLC	887	76,388
Aramark	2,103	57,959
AutoNation, Inc.*	1,961	111,502
AutoZone, Inc.*	470	562,266

	Number of Shares	Value
Consumer Discretionary (Continued)
Best Buy Co., Inc.	7,624	$845,578
Booking Holdings, Inc.*	118	225,433
BorgWarner, Inc. (a)	4,460	181,031
Bright Horizons Family Solutions, Inc.*	338	44,957
Brunswick Corp.	1,421	87,946
Burlington Stores, Inc.*	580	114,219
CarMax, Inc.*(a)	1,136	121,472
Carter’s, Inc.	1,473	117,280
Chegg, Inc.*	311	22,933
Chipotle Mexican Grill, Inc.*	119	155,923
Choice Hotels International, Inc.	755	74,964
Columbia Sportswear Co. (a)	716	61,268
D.R. Horton, Inc.	5,055	360,775
Darden Restaurants, Inc.	410	35,535
Dick’s Sporting Goods, Inc. (a)	905	48,979
Dollar General Corp.	1,594	321,797
Dollar Tree, Inc.*	469	45,151
Domino’s Pizza, Inc.	1,081	442,086
Dunkin’ Brands Group, Inc.	1,188	90,383
eBay, Inc.	14,232	779,629
Expedia Group, Inc.	531	52,118
Extended Stay America, Inc.	2,245	28,040
Five Below, Inc.*	124	13,572
Floor & Decor Holdings, Inc., Class A*	201	14,721
Foot Locker, Inc.	1,807	54,806
Ford Motor Co.	14,361	97,942
frontdoor, Inc.*	833	36,294
Garmin Ltd.	4,125	427,391
General Motors Co.	3,641	107,883
Gentex Corp.	18,823	509,162
Genuine Parts Co.	2,078	196,246
Graham Holdings Co., Class B	44	18,830
Grand Canyon Education, Inc.*	1,333	125,355
Grubhub, Inc.*	294	21,271
H&R Block, Inc.	5,353	77,618
Hanesbrands, Inc. (a)	3,269	49,983
Harley-Davidson, Inc.	1,709	47,356
Hasbro, Inc.	798	62,994
Hilton Worldwide Holdings, Inc.	1,228	110,962
Home Depot, Inc.	331	94,348
Hyatt Hotels Corp., Class A (a)	518	29,262
Las Vegas Sands Corp.	1,273	64,554
Lear Corp.	1,190	135,577
Leggett & Platt, Inc.	1,914	78,474
Lennar Corp., Class A	3,427	256,408
Lennar Corp., Class B	434	25,736
LKQ Corp.*	8,135	258,205
Lowe’s Cos., Inc.	1,080	177,865
Lululemon Athletica, Inc.*	455	170,930
Marriott International, Inc., Class A	361	37,151
McDonald’s Corp.	451	96,298
Mohawk Industries, Inc.*	575	53,090
Newell Brands, Inc. (a)	10,206	163,092
NIKE, Inc., Class B	1,901	212,703
NVR, Inc.*	105	437,676
Ollie’s Bargain Outlet Holdings, Inc.*	466	44,522
O’Reilly Automotive, Inc.*	819	381,351

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

August 31, 2020

	Number of Shares	Value
Consumer Discretionary (Continued)
Peloton Interactive, Inc., Class A*	365	$27,985
Polaris, Inc.	1,397	141,153
Pool Corp.	1,203	394,392
PulteGroup, Inc.	6,824	304,282
PVH Corp.	155	8,643
Qurate Retail, Inc., Series A*	3,015	33,316
Ralph Lauren Corp.	712	49,007
Ross Stores, Inc.	2,244	204,384
Service Corp. International	3,273	149,412
ServiceMaster Global Holdings, Inc.*	573	22,863
Skechers U.S.A., Inc., Class A*	626	18,686
Starbucks Corp.	3,171	267,854
Tapestry, Inc.	1,263	18,604
Target Corp.	7,054	1,066,635
Thor Industries, Inc. (a)	267	25,213
Tiffany & Co.	3,075	376,687
TJX Cos., Inc.	5,770	316,138
Toll Brothers, Inc.	827	34,916
Tractor Supply Co.	3,482	518,226
Ulta Beauty, Inc.*	117	27,165
Vail Resorts, Inc. (a)	764	166,300
VF Corp.	605	39,779
Wendy’s Co.	524	10,973
Whirlpool Corp.	1,989	353,485
Williams-Sonoma, Inc.	1,766	154,984
Wyndham Destinations, Inc.	795	23,047
Yum China Holdings, Inc.	6,052	349,261
Yum! Brands, Inc.	2,211	211,924

(Cost $12,623,362)		15,470,867

Consumer Staples — 7.0%
Altria Group, Inc.	3,679	160,919
Archer-Daniels-Midland Co.	546	24,439
Boston Beer Co., Inc., Class A*	116	102,310
Brown-Forman Corp., Class A	461	30,647
Brown-Forman Corp., Class B (a)	2,059	150,657
Campbell Soup Co.	4,713	247,951
Casey’s General Stores, Inc. (a)	2,703	480,729
Church & Dwight Co., Inc.	4,467	428,073
Clorox Co.	3,083	689,050
Coca-Cola Co.	1,283	63,547
Colgate-Palmolive Co.	3,302	261,716
Conagra Brands, Inc.	823	31,570
Constellation Brands, Inc., Class A	845	155,886
Costco Wholesale Corp.	1,170	406,762
Energizer Holdings, Inc. (a)	434	20,090
Estee Lauder Cos., Inc., Class A	2,171	481,354
Flowers Foods, Inc.	9,006	220,287
General Mills, Inc.	7,733	494,525
Hain Celestial Group, Inc.*	988	32,396
Herbalife Nutrition Ltd.*	1,944	95,548
Hershey Co.	3,228	479,810
Hormel Foods Corp.	7,318	373,072
Ingredion, Inc.	5,031	404,694
J M Smucker Co.	3,687	443,104
Kellogg Co.	5,261	373,057
Keurig Dr Pepper, Inc.	1,100	32,813

	Number of Shares	Value
Consumer Staples (Continued)
Kimberly-Clark Corp.	3,098	$488,740
Kraft Heinz Co.	4,645	162,761
Kroger Co.	7,071	252,293
Lamb Weston Holdings, Inc.	3,063	192,510
McCormick & Co., Inc.	1,916	395,079
Molson Coors Beverage Co., Class B	3,450	129,858
Mondelez International, Inc., Class A	3,703	216,329
Monster Beverage Corp.*	3,320	278,415
Nu Skin Enterprises, Inc., Class A	186	8,792
PepsiCo, Inc.	827	115,830
Philip Morris International, Inc.	2,596	207,135
Pilgrim’s Pride Corp.*	1,150	18,400
Post Holdings, Inc.*	1,447	127,365
Procter & Gamble Co.	546	75,528
Reynolds Consumer Products, Inc.	878	29,176
Seaboard Corp.	9	24,147
Spectrum Brands Holdings, Inc.	712	42,435
Sprouts Farmers Market, Inc.*	7,583	177,063
Sysco Corp.	4,170	250,784
TreeHouse Foods, Inc.*	253	10,831
Tyson Foods, Inc., Class A	3,192	200,458
Walgreens Boots Alliance, Inc.	10,609	403,354
Walmart, Inc.	409	56,790

(Cost $9,462,130)		10,549,079

Energy — 1.0%
Baker Hughes Co.	2,598	37,099
Cabot Oil & Gas Corp.	14,787	280,509
Cheniere Energy, Inc.*	920	47,886
Chevron Corp.	975	81,832
Concho Resources, Inc.	567	29,473
ConocoPhillips	4,320	163,685
EOG Resources, Inc.	1,927	87,370
EQT Corp.	1,772	28,122
Exxon Mobil Corp.	1,030	41,138
Hess Corp.	541	24,908
HollyFrontier Corp.	1,663	39,696
Kinder Morgan, Inc.	3,161	43,685
Marathon Petroleum Corp.	2,427	86,061
National Oilwell Varco, Inc.	353	4,236
Phillips 66	2,765	161,670
Pioneer Natural Resources Co.	986	102,475
Schlumberger N.V.	1,030	19,580
Valero Energy Corp.	2,182	114,751
Williams Cos., Inc.	1,060	22,006

(Cost $1,744,465)		1,416,182

Financials — 10.7%
Affiliated Managers Group, Inc.	285	19,565
Aflac, Inc.	2,100	76,272
AGNC Investment Corp. REIT	3,923	55,354
Alleghany Corp.	271	150,286
Allstate Corp.	6,709	623,937
Ally Financial, Inc.	865	19,791
American Express Co.	752	76,396
American Financial Group, Inc.	316	21,125
American International Group, Inc.	531	15,473
American National Group, Inc.	275	20,628

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

August 31, 2020

	Number of Shares	Value
Financials (Continued)
Ameriprise Financial, Inc.	768	$120,422
Aon PLC, Class A	1,333	266,587
Apollo Global Management, Inc.	9,650	452,295
Arch Capital Group Ltd.*	6,639	209,394
Arthur J Gallagher & Co.	2,884	303,685
Associated Banc-Corp.	587	7,889
Assurant, Inc.	940	114,266
Assured Guaranty Ltd.	452	9,695
Axis Capital Holdings Ltd.	594	28,369
Bank of America Corp.	711	18,301
Bank of Hawaii Corp. (a)	401	22,071
Bank of New York Mellon Corp.	1,758	65,011
Bank OZK	703	16,197
Berkshire Hathaway, Inc., Class B*	1,115	243,115
BlackRock, Inc.	209	124,186
Brown & Brown, Inc.	7,469	346,562
Capital One Financial Corp.	722	49,840
Carlyle Group, Inc.	802	20,700
Cboe Global Markets, Inc.	2,796	256,645
Charles Schwab Corp.	1,893	67,258
Chubb Ltd.	748	93,500
Cincinnati Financial Corp.	2,673	212,263
Citigroup, Inc.	369	18,863
Citizens Financial Group, Inc.	1,257	32,519
CME Group, Inc.	430	75,624
CNA Financial Corp.	509	16,375
Comerica, Inc.	352	13,915
Commerce Bancshares, Inc.	1,143	68,089
Credit Acceptance Corp.*(a)	148	57,246
Cullen/Frost Bankers, Inc.	456	31,674
Discover Financial Services	593	31,476
E*TRADE Financial Corp.	2,099	113,556
East West Bancorp, Inc.	1,226	45,092
Eaton Vance Corp.	7,507	307,937
Erie Indemnity Co., Class A (a)	441	94,127
Evercore, Inc., Class A	1,238	76,607
Everest Re Group Ltd.	994	218,760
FactSet Research Systems, Inc. (a)	1,098	384,739
Fidelity National Financial, Inc.	7,383	242,384
Fifth Third Bancorp	2,019	41,713
First American Financial Corp.	5,698	299,544
First Citizens BancShares, Inc., Class A	80	31,452
First Hawaiian, Inc.	787	13,009
First Horizon National Corp.	1,560	14,898
First Republic Bank	718	81,069
FNB Corp.	1,649	12,367
Franklin Resources, Inc.	3,705	78,027
Globe Life, Inc.	2,346	193,498
Goldman Sachs Group, Inc.	535	109,605
Hanover Insurance Group, Inc.	1,182	121,143
Hartford Financial Services Group, Inc.	3,076	124,424
Huntington Bancshares, Inc.	4,313	40,585
Interactive Brokers Group, Inc., Class A	741	39,288
Intercontinental Exchange, Inc.	979	103,999
Invesco Ltd.	968	9,874
Jefferies Financial Group, Inc.	4,509	79,088
JPMorgan Chase & Co.	138	13,826

	Number of Shares	Value
Financials (Continued)
Kemper Corp.	1,505	$116,878
KeyCorp	2,755	33,942
KKR & Co., Inc.	2,074	74,291
Lazard Ltd., Class A	4,971	157,432
Loews Corp.	1,337	47,945
LPL Financial Holdings, Inc.	1,968	161,691
M&T Bank Corp.	482	49,771
Markel Corp.*	389	422,777
MarketAxess Holdings, Inc.	694	337,242
Marsh & McLennan Cos., Inc.	3,560	409,080
Mercury General Corp.	1,322	59,133
MetLife, Inc.	1,794	68,997
MGIC Investment Corp.	5,180	47,501
Moody’s Corp.	1,432	421,924
Morgan Stanley	1,407	73,530
Morningstar, Inc.	599	95,930
MSCI, Inc.	1,488	555,426
Nasdaq, Inc.	2,316	311,317
New York Community Bancorp, Inc.	6,136	55,531
Northern Trust Corp.	1,092	89,424
Old Republic International Corp.	12,005	193,401
PacWest Bancorp	337	6,430
People’s United Financial, Inc.	2,606	27,571
Pinnacle Financial Partners, Inc.	484	19,336
PNC Financial Services Group, Inc.	745	82,844
Popular, Inc.	656	24,298
Primerica, Inc.	657	82,026
Principal Financial Group, Inc.	1,005	42,321
Progressive Corp.	11,619	1,104,270
Prosperity Bancshares, Inc.	456	24,861
Prudential Financial, Inc.	588	39,849
Raymond James Financial, Inc.	1,478	111,914
Regions Financial Corp.	3,367	38,923
Reinsurance Group of America, Inc.	406	37,222
RenaissanceRe Holdings Ltd.	1,686	309,786
S&P Global, Inc.	1,108	405,993
SEI Investments Co.	6,095	319,134
Signature Bank	538	52,202
SLM Corp.	4,920	37,589
Starwood Property Trust, Inc. REIT	795	12,402
State Street Corp.	2,554	173,902
SVB Financial Group*	153	39,073
Synchrony Financial	2,246	55,723
Synovus Financial Corp.	420	9,185
T. Rowe Price Group, Inc.	5,793	806,444
TCF Financial Corp.	196	5,268
TD Ameritrade Holding Corp.	3,202	122,893
Tradeweb Markets, Inc., Class A	1,122	64,279
Travelers Cos., Inc.	1,054	122,306
Truist Financial Corp.	633	24,567
Umpqua Holdings Corp.	582	6,565
Unum Group	323	5,969
US Bancorp	1,189	43,280
Voya Financial, Inc. (a)	519	26,941
W.R. Berkley Corp.	1,744	108,215
Webster Financial Corp.	480	13,200
Wells Fargo & Co.	541	13,065

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

August 31, 2020

	Number of Shares	Value
Financials (Continued)
Western Alliance Bancorp	648	$22,874
White Mountains Insurance Group Ltd.	233	207,696
Willis Towers Watson PLC	1,009	207,380
Zions Bancorp NA	1,038	33,382

(Cost $14,737,264)		16,037,811

Health Care — 15.8%
10X Genomics, Inc., Class A*	231	26,477
Abbott Laboratories	973	106,514
AbbVie, Inc.	1,895	181,484
ABIOMED, Inc.*	208	63,985
Acadia Healthcare Co., Inc.*(a)	541	16,722
Adaptive Biotechnologies Corp.*	428	17,809
Agilent Technologies, Inc.	2,943	295,536
Alexion Pharmaceuticals, Inc.*	1,997	228,097
Align Technology, Inc.*	256	76,027
Amedisys, Inc.*	729	176,345
AmerisourceBergen Corp.	9,385	910,627
Amgen, Inc.	1,178	298,411
Anthem, Inc.	1,494	420,591
Baxter International, Inc.	3,186	277,405
Becton Dickinson and Co.	612	148,575
Biogen, Inc.*	2,627	755,630
BioMarin Pharmaceutical, Inc.*	473	36,908
Bio-Rad Laboratories, Inc., Class A*	1,669	848,837
Bio-Techne Corp.	674	172,180
Boston Scientific Corp.*	691	28,345
Bruker Corp.	1,784	74,964
Cardinal Health, Inc.	22,616	1,147,988
Catalent, Inc.*	490	45,325
Centene Corp.*	6,292	385,825
Cerner Corp.	6,504	477,198
Change Healthcare, Inc.*	5,047	71,415
Charles River Laboratories International, Inc.*	1,007	220,483
Chemed Corp.	860	444,715
Cigna Corp.	4,978	882,948
Cooper Cos., Inc.	718	225,725
CVS Health Corp.	11,705	727,115
Danaher Corp.	999	206,264
DaVita, Inc.*	7,914	686,619
DENTSPLY SIRONA, Inc.	2,056	92,253
DexCom, Inc.*	50	21,271
Edwards Lifesciences Corp.*	3,754	322,243
Elanco Animal Health, Inc.*	714	20,749
Eli Lilly and Co.	1,482	219,914
Encompass Health Corp.	3,351	218,619
Envista Holdings Corp.*(a)	5,077	121,797
Exelixis, Inc.*	848	18,843
Gilead Sciences, Inc.	3,162	211,064
Globus Medical, Inc., Class A*	3,043	171,990
Haemonetics Corp.*	723	64,824
HCA Healthcare, Inc.	1,449	196,658
Henry Schein, Inc.*	6,348	421,761
Hill-Rom Holdings, Inc.	1,809	169,666
Hologic, Inc.*	2,652	158,377
Horizon Therapeutics PLC*	1,102	82,782

	Number of Shares	Value
Health Care (Continued)
Humana, Inc.	2,519	$1,045,813
ICU Medical, Inc.*	323	64,678
IDEXX Laboratories, Inc.*	825	322,625
Illumina, Inc.*	310	110,738
Incyte Corp.*	1,204	116,005
Insulet Corp.*	462	100,832
Integra LifeSciences Holdings Corp.*	1,060	50,657
Intuitive Surgical, Inc.*	334	244,101
Ionis Pharmaceuticals, Inc.*	332	18,094
IQVIA Holdings, Inc.*	638	104,473
Jazz Pharmaceuticals PLC*	2,131	286,385
Johnson & Johnson	365	55,995
Laboratory Corp. of America Holdings*	1,511	265,558
Livongo Health, Inc.*(a)	112	15,378
Masimo Corp.*	1,447	324,128
McKesson Corp.	7,788	1,194,991
Medtronic PLC	1,106	118,862
Merck & Co., Inc.	1,498	127,734
Mettler-Toledo International, Inc.*	254	246,578
Molina Healthcare, Inc.*	885	163,698
Mylan NV*	8,276	135,561
Neurocrine Biosciences, Inc.*	265	30,851
Penumbra, Inc.*	377	78,850
PerkinElmer, Inc.	1,334	157,038
Perrigo Co. PLC	2,196	114,851
Pfizer, Inc.	2,092	79,057
PPD, Inc.*	750	25,755
PRA Health Sciences, Inc.*	1,144	122,305
Premier, Inc., Class A	2,283	74,768
QIAGEN NV*	2,384	121,489
Quest Diagnostics, Inc.	4,179	464,872
Quidel Corp.*	475	83,581
Regeneron Pharmaceuticals, Inc.*	429	265,950
Repligen Corp.*	335	51,895
ResMed, Inc.	1,718	310,580
Seattle Genetics, Inc.*	232	36,735
STERIS PLC	2,106	336,202
Stryker Corp.	540	107,006
Syneos Health, Inc.*	364	22,968
Teleflex, Inc.	479	188,223
Thermo Fisher Scientific, Inc.	323	138,561
United Therapeutics Corp.*	97	10,375
UnitedHealth Group, Inc.	283	88,452
Universal Health Services, Inc., Class B	2,178	240,342
Varian Medical Systems, Inc.*	1,827	317,295
Veeva Systems, Inc., Class A*	1,024	289,044
Vertex Pharmaceuticals, Inc.*	546	152,400
Waters Corp.*	1,331	287,842
West Pharmaceutical Services, Inc.	2,273	645,441
Zimmer Biomet Holdings, Inc.	1,447	203,853
Zoetis, Inc.	1,611	257,921

(Cost $20,920,348)		23,613,286

Industrials — 16.3%
3M Co.	626	102,051
A O Smith Corp. (a)	5,926	290,196
Acuity Brands, Inc. (a)	823	89,946

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

August 31, 2020

	Number of Shares	Value
Industrials (Continued)
AECOM*	3,343	$132,082
AGCO Corp.	1,170	83,187
Alaska Air Group, Inc.	1,094	42,611
Allegion PLC	2,022	209,055
Allison Transmission Holdings, Inc.	5,090	182,578
AMERCO	237	84,109
AMETEK, Inc.	2,170	218,519
Armstrong World Industries, Inc.	775	57,148
Axon Enterprise, Inc.*	213	18,250
BWX Technologies, Inc.	2,839	157,877
C.H. Robinson Worldwide, Inc. (a)	3,356	329,895
Carlisle Cos., Inc.	1,606	210,306
Carrier Global Corp.	22,971	685,684
Caterpillar, Inc.	1,373	195,392
Cintas Corp.	784	261,260
Clean Harbors, Inc.*	353	21,568
Copart, Inc.*	3,836	396,336
CoreLogic, Inc.	1,854	123,106
CoStar Group, Inc.*	447	379,324
Crane Co.	602	34,037
CSX Corp.	1,782	136,252
Cummins, Inc.	4,359	903,403
Curtiss-Wright Corp.	1,062	108,664
Deere & Co.	658	138,219
Delta Air Lines, Inc.	1,633	50,378
Donaldson Co., Inc.	3,823	192,526
Dover Corp.	2,018	221,657
Eaton Corp. PLC	4,079	416,466
Emerson Electric Co.	4,941	343,251
Equifax, Inc.	407	68,486
Expeditors International of Washington, Inc.	6,220	549,786
Fastenal Co.	13,378	653,649
FedEx Corp.	1,187	260,950
Flowserve Corp.	406	12,050
Fortive Corp.	775	55,885
Fortune Brands Home & Security, Inc.	4,161	349,857
FTI Consulting, Inc.*	2,427	278,523
Generac Holdings, Inc.*	1,752	332,845
General Dynamics Corp.	1,215	181,460
General Electric Co.	4,801	30,438
Graco, Inc.	4,832	280,353
HD Supply Holdings, Inc.*	2,718	107,796
HEICO Corp.	165	18,137
HEICO Corp., Class A	442	39,506
Hexcel Corp.	374	14,732
Honeywell International, Inc.	597	98,833
Howmet Aerospace, Inc.	1,763	30,888
Hubbell, Inc.	2,025	293,463
Huntington Ingalls Industries, Inc.	1,420	215,158
IAA, Inc.*	3,173	166,011
IDEX Corp.	1,463	263,676
IHS Markit Ltd.	2,204	176,144
Illinois Tool Works, Inc.	1,890	373,369
Ingersoll Rand, Inc.*	576	20,195
ITT, Inc.	2,015	126,562
Jacobs Engineering Group, Inc.	815	73,570

	Number of Shares	Value
Industrials (Continued)
JB Hunt Transport Services, Inc.	4,162	$584,927
JetBlue Airways Corp.*	1,290	14,861
Johnson Controls International PLC	10,631	433,001
Kansas City Southern	1,978	360,075
Kirby Corp.*	419	17,782
Knight-Swift Transportation Holdings, Inc. (a)	7,095	322,539
L3Harris Technologies, Inc.	1,118	202,067
Landstar System, Inc.	2,734	363,868
Lennox International, Inc.	363	101,760
Lincoln Electric Holdings, Inc.	2,665	257,732
Lockheed Martin Corp.	653	254,840
Macquarie Infrastructure Corp.	440	12,329
ManpowerGroup, Inc.	1,980	145,154
Masco Corp.	9,060	528,198
Mercury Systems, Inc.*	855	64,758
Middleby Corp.*	165	16,154
MSA Safety, Inc.	1,068	134,515
MSC Industrial Direct Co., Inc., Class A	3,225	212,527
Nielsen Holdings PLC (a)	2,139	32,684
Nordson Corp.	1,026	191,339
Norfolk Southern Corp.	940	199,778
Northrop Grumman Corp.	813	278,542
nVent Electric PLC	295	5,640
Old Dominion Freight Line, Inc.	2,095	423,567
Oshkosh Corp.	2,895	222,944
Otis Worldwide Corp.	4,728	297,391
Owens Corning	2,429	164,298
PACCAR, Inc.	6,685	573,840
Parker-Hannifin Corp.	1,235	254,422
Pentair PLC	3,477	156,952
Quanta Services, Inc.	3,571	183,014
Raytheon Technologies Corp.	1,095	66,795
Regal Beloit Corp.	1,587	156,891
Republic Services, Inc.	2,043	189,427
Robert Half International, Inc.	4,890	260,148
Rockwell Automation, Inc.	1,972	454,605
Rollins, Inc. (a)	2,494	137,519
Roper Technologies, Inc.	580	247,770
Ryder System, Inc.	436	17,832
Schneider National, Inc., Class B	5,638	152,564
Sensata Technologies Holding PLC*	1,327	55,256
Snap-on, Inc.	1,956	290,016
Southwest Airlines Co.	4,721	177,415
Stanley Black & Decker, Inc.	1,096	176,785
Stericycle, Inc.*	372	23,849
Teledyne Technologies, Inc.*	466	146,142
Textron, Inc.	1,357	53,507
Timken Co.	1,204	65,245
Toro Co.	1,158	87,174
Trane Technologies PLC	2,846	336,938
TransDigm Group, Inc.	62	30,980
TransUnion	1,723	149,419
Trex Co., Inc.*	662	98,962
Trinity Industries, Inc. (a)	1,870	38,279
Union Pacific Corp.	665	127,973
United Parcel Service, Inc., Class B	2,102	343,929

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

August 31, 2020

	Number of Shares	Value
Industrials (Continued)
United Rentals, Inc.*(a)	649	$114,905
Valmont Industries, Inc.	893	113,456
Verisk Analytics, Inc.	1,044	194,883
Vertiv Holdings Co.*	1,549	25,140
W.W. Grainger, Inc.	1,135	414,763
Waste Management, Inc.	1,883	214,662
Watsco, Inc.	1,615	395,659
Westinghouse Air Brake Technologies Corp.	109	7,254
Woodward, Inc.	328	28,106
XPO Logistics, Inc.*(a)	510	45,018
Xylem, Inc.	1,766	141,598

(Cost $20,616,815)		24,480,017

Information Technology — 18.8%
Accenture PLC, Class A	871	208,979
Adobe, Inc.*	328	168,392
Advanced Micro Devices, Inc.*	152	13,805
Akamai Technologies, Inc.*	2,483	289,096
Alteryx, Inc., Class A*(a)	53	6,404
Amdocs Ltd.	11,276	690,429
Amphenol Corp., Class A	1,887	207,193
Analog Devices, Inc.	1,786	208,748
ANSYS, Inc.*	1,484	503,091
Apple, Inc.	3,128	403,637
Applied Materials, Inc.	5,401	332,702
Arista Networks, Inc.*	571	127,590
Arrow Electronics, Inc.*	3,278	257,520
Aspen Technology, Inc.*	716	90,954
Atlassian Corp. PLC, Class A*	265	50,816
Autodesk, Inc.*	867	213,022
Automatic Data Processing, Inc.	1,226	170,524
Avnet, Inc.	3,380	92,984
Bill.com Holdings, Inc.*	237	23,458
Black Knight, Inc.*	2,281	191,832
Booz Allen Hamilton Holding Corp.	3,502	308,386
Broadcom, Inc.	256	88,870
Broadridge Financial Solutions, Inc.	3,581	492,029
CACI International, Inc., Class A*	886	207,492
Cadence Design Systems, Inc.*	5,832	646,827
CDK Global, Inc.	1,307	60,932
CDW Corp.	4,298	488,468
Ceridian HCM Holding, Inc.*	252	20,039
Ciena Corp.*	11,071	628,501
Cirrus Logic, Inc.*	3,390	205,400
Cisco Systems, Inc.	2,241	94,615
Citrix Systems, Inc.	5,419	786,839
Cognex Corp.	2,770	191,656
Cognizant Technology Solutions Corp., Class A	9,580	640,519
Coherent, Inc.*(a)	124	13,970
Corning, Inc.	4,430	143,798
Coupa Software, Inc.*	73	23,925
Crowdstrike Holdings, Inc., Class A*	278	34,953
Datadog, Inc., Class A*	260	21,723
Dell Technologies, Inc., Class C*	1,629	107,644
DocuSign, Inc.*	55	12,265

	Number of Shares	Value
Information Technology (Continued)
Dolby Laboratories, Inc., Class A	2,723	$190,202
Dropbox, Inc., Class A*	2,035	43,081
EchoStar Corp., Class A*	1,871	54,970
Entegris, Inc.	3,643	243,680
EPAM Systems, Inc.*	1,618	529,248
Euronet Worldwide, Inc.*	159	16,437
Everbridge, Inc.*(a)	146	21,697
F5 Networks, Inc.*	2,802	370,789
Fair Isaac Corp.*	348	146,435
First Solar, Inc.*	199	15,241
Five9, Inc.*	188	23,959
FleetCor Technologies, Inc.*	402	101,083
FLIR Systems, Inc.	2,155	79,520
Fortinet, Inc.*	2,031	268,102
Gartner, Inc.*	604	78,411
Genpact Ltd.	3,476	146,618
Globant SA*	297	52,741
GoDaddy, Inc., Class A*	1,746	146,105
Guidewire Software, Inc.*(a)	446	50,090
Hewlett Packard Enterprise Co.	22,875	221,201
HP, Inc.	41,458	810,504
Inphi Corp.*	356	40,577
Intel Corp.	3,163	161,155
International Business Machines Corp.	1,081	133,298
Intuit, Inc.	1,003	346,426
IPG Photonics Corp.*(a)	436	70,514
Jabil, Inc.	7,948	271,424
Jack Henry & Associates, Inc.	2,336	386,421
Juniper Networks, Inc.	6,639	165,975
Keysight Technologies, Inc.*	5,258	518,018
KLA Corp.	1,012	207,602
Lam Research Corp.	1,822	612,812
Leidos Holdings, Inc.	6,028	545,474
Littelfuse, Inc.	293	52,986
Manhattan Associates, Inc.*	965	93,846
Marvell Technology Group Ltd.	5,224	202,587
Mastercard, Inc., Class A	131	46,923
Maxim Integrated Products, Inc.	8,117	555,527
Microchip Technology, Inc.	1,141	125,168
Micron Technology, Inc.*	5,354	243,661
Microsoft Corp.	981	221,245
MKS Instruments, Inc.	357	42,672
Monolithic Power Systems, Inc.	1,557	415,921
Motorola Solutions, Inc.	1,428	220,983
National Instruments Corp.	4,577	164,269
NCR Corp.*	682	13,940
NetApp, Inc.	6,070	287,657
NortonLifeLock, Inc.	43,821	1,030,670
Nuance Communications, Inc.*	6,765	202,679
NVIDIA Corp.	103	55,103
Oracle Corp.	2,175	124,454
Palo Alto Networks, Inc.*	313	80,569
Paychex, Inc.	2,613	199,816
Paycom Software, Inc.*	359	107,506
Paylocity Holding Corp.*	286	42,114
PayPal Holdings, Inc.*	443	90,434
Pegasystems, Inc.	719	92,370

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

August 31, 2020

	Number of Shares	Value
Information Technology (Continued)
Proofpoint, Inc.*	588	$64,486
PTC, Inc.*	278	25,412
Qorvo, Inc.*	2,878	369,161
QUALCOMM, Inc.	1,769	210,688
RealPage, Inc.*	1,053	65,939
salesforce.com, Inc.*	183	49,895
Science Applications International Corp.	4,467	372,816
ServiceNow, Inc.*	410	197,628
Skyworks Solutions, Inc.	4,867	704,985
Slack Technologies, Inc., Class A*	612	20,098
SolarEdge Technologies, Inc.*	149	32,951
Square, Inc., Class A*	226	36,061
SS&C Technologies Holdings, Inc.	2,694	171,662
Switch, Inc., Class A	1,644	28,277
SYNNEX Corp.	3,288	418,069
Synopsys, Inc.*	2,912	644,426
Teradata Corp.*	985	23,985
Teradyne, Inc.	6,374	541,599
Texas Instruments, Inc.	2,429	345,282
Trimble, Inc.*	1,847	96,801
Tyler Technologies, Inc.*	1,161	400,905
Ubiquiti, Inc. (a)	81	14,722
Universal Display Corp.	133	23,342
VeriSign, Inc.*	1,973	423,800
Visa, Inc., Class A	253	53,633
VMware, Inc., Class A*(a)	267	38,565
Western Digital Corp.	291	11,180
Western Union Co. (a)	39,241	925,695
WEX, Inc.*	92	14,693
Workday, Inc., Class A*	221	52,976
Xerox Holdings Corp.	1,853	34,948
Xilinx, Inc.	2,496	259,983
Zebra Technologies Corp., Class A*	676	193,694
Zendesk, Inc.*	237	22,842

(Cost $23,584,528)		28,144,136

Materials — 5.4%
Air Products and Chemicals, Inc.	1,704	498,011
Albemarle Corp. (a)	1,716	156,173
AptarGroup, Inc.	1,578	186,819
Ashland Global Holdings, Inc.	1,183	87,175
Avery Dennison Corp.	1,742	201,009
Axalta Coating Systems Ltd.*	2,359	56,262
Ball Corp.	2,943	236,529
Berry Global Group, Inc.*	1,052	54,220
Cabot Corp.	2,071	76,648
Celanese Corp.	2,358	238,512
CF Industries Holdings, Inc.	1,111	36,252
Corteva, Inc.	2,760	78,798
Crown Holdings, Inc.*	3,980	305,863
Dow, Inc.	427	19,266
DuPont de Nemours, Inc.	902	50,296
Eagle Materials, Inc.	278	22,732
Eastman Chemical Co.	3,046	222,693
Ecolab, Inc.	958	188,803
Element Solutions, Inc.*	1,878	20,189
FMC Corp.	1,856	198,332

	Number of Shares	Value
Materials (Continued)
Graphic Packaging Holding Co.	14,199	$198,502
Huntsman Corp.	1,739	37,597
International Flavors & Fragrances, Inc.	1,430	177,020
International Paper Co.	10,029	363,752
Linde PLC	807	201,540
LyondellBasell Industries NV, Class A	2,324	152,176
Martin Marietta Materials, Inc.	552	111,984
NewMarket Corp.	411	153,093
Newmont Corp.	1,418	95,403
Nucor Corp.	7,303	331,994
Olin Corp.	125	1,406
Packaging Corp. of America	3,721	376,714
PPG Industries, Inc.	2,117	254,887
Reliance Steel & Aluminum Co.	6,067	636,246
Royal Gold, Inc.	990	134,957
RPM International, Inc.	3,427	290,507
Scotts Miracle-Gro Co.	3,081	519,241
Sealed Air Corp.	1,232	48,418
Sherwin-Williams Co.	327	219,433
Silgan Holdings, Inc.	5,055	192,393
Sonoco Products Co.	1,860	98,636
Southern Copper Corp.	626	30,111
Steel Dynamics, Inc.	5,382	158,877
Valvoline, Inc.	3,255	66,402
Vulcan Materials Co.	772	92,640
W.R. Grace & Co.	716	29,148
Westlake Chemical Corp. (a)	242	14,355
Westrock Co.	3,305	100,241

(Cost $7,458,668)		8,022,255

Real Estate — 3.7%
Alexandria Real Estate Equities, Inc. REIT	554	93,282
American Campus Communities, Inc. REIT	121	4,102
American Homes 4 Rent, Class A REIT	1,605	45,967
American Tower Corp. REIT	375	93,431
Americold Realty Trust REIT	1,429	54,802
Apartment Investment and Management Co., Class A REIT	4,070	146,642
AvalonBay Communities, Inc. REIT	755	119,335
Boston Properties, Inc. REIT	431	37,441
Brandywine Realty Trust REIT	949	10,562
Brixmor Property Group, Inc. REIT	1,866	22,019
Camden Property Trust REIT	958	87,120
CBRE Group, Inc., Class A*	7,287	342,708
CoreSite Realty Corp. REIT	846	103,593
Corporate Office Properties Trust REIT	3,207	79,020
Cousins Properties, Inc. REIT (a)	971	28,984
Crown Castle International Corp. REIT	457	74,605
CubeSmart REIT	2,573	81,358
CyrusOne, Inc. REIT	617	51,538
Digital Realty Trust, Inc. REIT	714	111,134
Douglas Emmett, Inc. REIT	2,106	58,800
Duke Realty Corp. REIT	7,003	269,966
Equinix, Inc. REIT	131	103,461
Equity Commonwealth REIT	11,141	349,716
Equity LifeStyle Properties, Inc. REIT	3,675	243,616

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

August 31, 2020

	Number of Shares	Value
Real Estate (Continued)
Equity Residential REIT	2,586	$145,980
Essex Property Trust, Inc. REIT	457	98,945
Extra Space Storage, Inc. REIT	1,442	153,645
Federal Realty Investment Trust REIT	537	42,552
First Industrial Realty Trust, Inc. REIT	5,435	231,803
Gaming and Leisure Properties, Inc. REIT	623	22,646
Healthcare Trust of America, Inc., Class A REIT	892	23,540
Healthpeak Properties, Inc. REIT	689	19,044
Highwoods Properties, Inc. REIT	1,146	42,700
Host Hotels & Resorts, Inc. REIT	11,805	132,570
Hudson Pacific Properties, Inc. REIT	293	6,880
Invitation Homes, Inc. REIT	1,312	37,563
Iron Mountain, Inc. REIT (a)	2,825	85,004
JBG SMITH Properties REIT	679	18,788
Jones Lang LaSalle, Inc.	838	86,348
Kilroy Realty Corp. REIT	654	38,272
Kimco Realty Corp. REIT	1,717	20,587
Lamar Advertising Co., Class A REIT	1,849	128,006
Life Storage, Inc. REIT	1,861	196,205
Medical Properties Trust, Inc. REIT	5,279	98,084
Mid-America Apartment Communities, Inc. REIT	1,110	130,003
National Retail Properties, Inc. REIT	813	28,813
Omega Healthcare Investors, Inc. REIT	411	12,729
Prologis, Inc. REIT	1,348	137,307
Public Storage REIT	1,081	229,604
Rayonier, Inc. REIT	889	26,030
Realty Income Corp. REIT	887	55,021
Regency Centers Corp. REIT	426	16,916
Rexford Industrial Realty, Inc. REIT (a)	890	42,702
SBA Communications Corp. REIT	245	74,987
Simon Property Group, Inc. REIT	295	20,016
SL Green Realty Corp. REIT (a)	52	2,432
Spirit Realty Capital, Inc. REIT (a)	574	20,383
STORE Capital Corp. REIT	757	20,469
Sun Communities, Inc. REIT	539	80,354
Taubman Centers, Inc. REIT	1,772	67,868
UDR, Inc. REIT	1,395	48,560
VICI Properties, Inc. REIT	1,491	33,309
Vornado Realty Trust REIT (a)	5,319	190,580
Weingarten Realty Investors REIT	2,604	45,492
Welltower, Inc. REIT	137	7,880
Weyerhaeuser Co. REIT	600	18,186
WP Carey, Inc. REIT	701	48,628

(Cost $5,452,711)		5,600,633

Utilities — 5.9%
AES Corp.	13,291	235,915
Alliant Energy Corp.	4,816	260,786
Ameren Corp.	4,885	386,452
American Electric Power Co., Inc.	3,056	240,904
American Water Works Co., Inc.	2,168	306,425
Atmos Energy Corp. (a)	2,295	229,087
Avangrid, Inc.	1,081	51,931
CenterPoint Energy, Inc.	4,500	90,315
CMS Energy Corp.	5,695	344,491

	Number of Shares	Value
Utilities (Continued)
Consolidated Edison, Inc.	3,952	$281,936
Dominion Energy, Inc.	1,668	130,838
DTE Energy Co.	1,974	234,255
Duke Energy Corp.	3,632	291,795
Edison International	2,198	115,351
Entergy Corp.	4,107	407,168
Essential Utilities, Inc.	3,308	140,590
Evergy, Inc.	7,476	397,873
Eversource Energy	3,371	288,928
Exelon Corp.	7,602	280,590
FirstEnergy Corp.	7,796	222,888
Hawaiian Electric Industries, Inc.	4,818	166,751
IDACORP, Inc.	1,575	141,593
MDU Resources Group, Inc.	5,370	126,839
National Fuel Gas Co.	4,287	195,659
NextEra Energy, Inc.	598	166,944
NiSource, Inc.	10,487	232,392
NRG Energy, Inc.	9,523	327,686
OGE Energy Corp.	4,594	146,365
Pinnacle West Capital Corp.	2,195	161,003
PPL Corp.	10,140	280,168
Public Service Enterprise Group, Inc.	5,664	295,887
Sempra Energy	1,723	213,049
Southern Co.	5,801	302,696
UGI Corp.	2,319	80,075
Vistra Corp.	17,844	343,140
WEC Energy Group, Inc.	3,894	366,348
Xcel Energy, Inc.	5,201	361,339

(Cost $8,814,206)		8,846,452

TOTAL COMMON STOCKS (Cost $130,644,460)		148,026,959

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04% (b)(c) (Cost $50,625)	50,625	50,625

CASH EQUIVALENTS — 1.0%
DWS Government Money Market Series “Institutional Shares”, 0.06% (b) (Cost $1,498,098)	1,498,098	1,498,098

TOTAL INVESTMENTS — 99.8% (Cost $132,193,183)		$149,575,682
Other assets and liabilities, net — 0.2%		253,315

NET ASSETS — 100.0%		$149,828,997

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 Comprehensive Factor ETF (Continued)

August 31, 2020

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2020 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2020	Value ($) at 8/31/2020
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04% (b)(c)
35,815	14,810(d	)	—	—	—	1,081	—	50,625	50,625

CASH EQUIVALENTS — 1.0%
DWS Government Money Market Series “Institutional Shares”, 0.06% (b)
1,501,074	7,478,988		(7,481,964)	—	—	17,328	—	1,498,098	1,498,098

1,536,889	7,493,798		(7,481,964)	—	—	18,409	—	1,548,723	1,548,723

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2020 amounted to $3,558,109, which is 2.4% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $3,646,279.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2020.

REIT:	Real Estate Investment Trust

At August 31, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
E-Mini S&P 500 Futures	USD	3	$480,300	$524,835	9/18/2020	$44,535
E-Mini S&P MidCap 400 Futures	USD	5	898,083	962,900	9/18/2020	64,817

Total unrealized appreciation						$109,352

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$148,026,959	$—	$—	$148,026,959
Short-Term Investments (e)	1,548,723	—	—	1,548,723
Derivatives (f)
Futures Contracts	109,352	—	—	109,352

TOTAL	$149,685,034	$—	$—	$149,685,034

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

August 31, 2019

	Number of Shares	Value
COMMON STOCKS — 99.3%
Communication Services — 12.9%
Activision Blizzard, Inc.	601	$50,195
Alphabet, Inc., Class A*	1,585	2,582,805
Alphabet, Inc., Class C*	1,609	2,629,396
AT&T, Inc.	34,280	1,021,887
Comcast Corp., Class A	666	29,843
Discovery, Inc., Class C*	1,395	27,858
Electronic Arts, Inc.*	2,636	367,643
Facebook, Inc., Class A*	14,655	4,296,846
Fox Corp., Class A	3,524	98,179
Fox Corp., Class B(a)	1,549	43,062
Interpublic Group of Cos., Inc.	2,650	47,064
New York Times Co., Class A	732	31,718
News Corp., Class A	3,142	47,507
Omnicom Group, Inc.	1,409	76,213
Take-Two Interactive Software, Inc.*	725	124,113
TripAdvisor, Inc.	1,238	28,932
Verizon Communications, Inc.	20,576	1,219,539
Walt Disney Co.	2,079	274,158

(Cost $9,886,205)		12,996,958

Consumer Discretionary — 10.1%
Advance Auto Parts, Inc.	596	93,161
Aptiv PLC	343	29,539
Aramark	752	20,725
AutoZone, Inc.*	177	211,747
Best Buy Co., Inc.	2,539	281,601
Booking Holdings, Inc.*	429	819,583
BorgWarner, Inc.(a)	2,832	114,951
Burlington Stores, Inc.*	91	17,921
Carnival Corp.(a)	5,551	91,481
Carter’s, Inc.	271	21,577
Columbia Sportswear Co.	234	20,023
D.R. Horton, Inc.	1,167	83,289
Darden Restaurants, Inc.	1,901	164,760
Dick’s Sporting Goods, Inc.(a)	708	38,317
Dollar General Corp.	577	116,485
eBay, Inc.	6,931	379,680
Expedia Group, Inc.	1,296	127,202
Foot Locker, Inc.	1,354	41,067
Gap, Inc.	2,152	37,423
Garmin Ltd.	1,238	128,269
Gentex Corp.	2,887	78,093
Genuine Parts Co.	275	25,971
Grand Canyon Education, Inc.*	223	20,971
H&R Block, Inc.(a)	2,479	35,946
Hanesbrands, Inc.(a)	2,061	31,513
Home Depot, Inc.	6,309	1,798,317
Kohl’s Corp.(a)	1,146	24,479
Las Vegas Sands Corp.	1,733	87,880
Lear Corp.	619	70,523
Lennar Corp., Class A	937	70,106
LKQ Corp.*	1,080	34,279
Lowe’s Cos., Inc.	1,329	218,873
Lululemon Athletica, Inc.*	135	50,715
MGM Resorts International(a)	1,718	38,655
Mohawk Industries, Inc.*	600	55,398

	Number of Shares	Value
Consumer Discretionary (Continued)
Newell Brands, Inc.	2,267	$36,227
NIKE, Inc., Class B	8,790	983,513
Norwegian Cruise Line Holdings Ltd.*(a)	1,685	28,830
NVR, Inc.*	40	166,734
O’Reilly Automotive, Inc.*	114	53,082
Polaris, Inc.	398	40,214
PulteGroup, Inc.	2,219	98,945
PVH Corp.	486	27,099
Ralph Lauren Corp.	655	45,084
Ross Stores, Inc.	2,571	234,167
Royal Caribbean Cruises Ltd.	1,273	87,633
Skechers U.S.A., Inc., Class A*	1,100	32,835
Starbucks Corp.	11,232	948,767
Tapestry, Inc.	3,315	48,830
Target Corp.	5,752	869,760
Thor Industries, Inc.(a)	282	26,629
TJX Cos., Inc.	8,633	473,002
Tractor Supply Co.	712	105,967
Ulta Beauty, Inc.*	350	81,263
Vail Resorts, Inc.	135	29,385
VF Corp.	442	29,062
Whirlpool Corp.(a)	433	76,953
Williams-Sonoma, Inc.	683	59,940
Yum China Holdings, Inc.	900	51,939
Yum! Brands, Inc.	444	42,557

(Cost $8,373,295)		10,158,937

Consumer Staples — 5.9%
Altria Group, Inc.	1,799	78,688
Casey’s General Stores, Inc.	220	39,127
Clorox Co.	530	118,455
Colgate-Palmolive Co.	1,114	88,296
Costco Wholesale Corp.	4,295	1,493,200
Estee Lauder Cos., Inc., Class A	1,724	382,245
Hershey Co.	619	92,008
Hormel Foods Corp.(a)	2,143	109,250
Ingredion, Inc.	484	38,933
Kimberly-Clark Corp.	1,688	266,299
Lamb Weston Holdings, Inc.	525	32,996
Monster Beverage Corp.*	2,233	187,259
PepsiCo, Inc.	1,687	236,281
Philip Morris International, Inc.	10,086	804,762
Procter & Gamble Co.	1,060	146,630
Spectrum Brands Holdings, Inc.	452	26,939
Sysco Corp.	5,106	307,075
Walgreens Boots Alliance, Inc.	10,478	398,374
Walmart, Inc.	7,932	1,101,358

(Cost $4,982,705)		5,948,175

Energy — 5.2%
Cabot Oil & Gas Corp.	5,335	101,205
Chevron Corp.	20,559	1,725,517
Concho Resources, Inc.	875	45,482
ConocoPhillips	14,744	558,650
Devon Energy Corp.	3,598	39,110
Diamondback Energy, Inc.	1,056	41,142
EOG Resources, Inc.	9,031	409,466

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

August 31, 2019

	Number of Shares	Value
Energy (Continued)
Exxon Mobil Corp.	36,020	$1,438,639
Helmerich & Payne, Inc.	1,614	26,599
HollyFrontier Corp.	1,456	34,755
Marathon Oil Corp.	6,878	36,316
Marathon Petroleum Corp.	7,624	270,347
Occidental Petroleum Corp.	2,815	35,863
Parsley Energy, Inc., Class A	1,747	18,780
Phillips 66	1,457	85,191
Pioneer Natural Resources Co.	2,029	210,874
Valero Energy Corp.	1,416	74,467
WPX Energy, Inc.*	3,342	18,581

(Cost $7,736,434)		5,170,984

Financials — 8.1%
Allstate Corp.	1,193	110,949
Apollo Global Management, Inc.	1,614	75,648
Arch Capital Group Ltd.*	1,637	51,631
Berkshire Hathaway, Inc., Class B*	19,405	4,231,066
Cboe Global Markets, Inc.	376	34,513
Cincinnati Financial Corp.	2,073	164,617
Credit Acceptance Corp.*(a)	139	53,765
Eaton Vance Corp.	1,867	76,584
Erie Indemnity Co., Class A(a)	244	52,079
Evercore, Inc., Class A	1,088	67,325
FactSet Research Systems, Inc.(a)	205	71,832
Fidelity National Financial, Inc.	4,554	149,508
First American Financial Corp.	1,037	54,515
Franklin Resources, Inc.	3,917	82,492
Lazard Ltd., Class A	1,732	54,852
LPL Financial Holdings, Inc.	1,235	101,468
Markel Corp.*	60	65,210
MarketAxess Holdings, Inc.	133	64,630
Marsh & McLennan Cos., Inc.	1,045	120,081
MGIC Investment Corp.	8,470	77,670
Moody’s Corp.	1,148	338,247
MSCI, Inc.	503	187,755
Old Republic International Corp.	1,723	27,758
Progressive Corp.	6,696	636,388
S&P Global, Inc.	1,767	647,464
SEI Investments Co.	1,427	74,718
T. Rowe Price Group, Inc.	2,771	385,751
TD Ameritrade Holding Corp.	1,673	64,210
White Mountains Insurance Group Ltd.	25	22,285

(Cost $6,630,479)		8,145,011

Health Care — 16.4%
AbbVie, Inc.	11,795	1,129,607
ABIOMED, Inc.*	183	56,294
Agilent Technologies, Inc.	259	26,009
Alexion Pharmaceuticals, Inc.*	1,897	216,675
Align Technology, Inc.*	430	127,701
AmerisourceBergen Corp.	2,071	200,949
Amgen, Inc.	3,993	1,011,507
Anthem, Inc.	1,840	517,997
Baxter International, Inc.	632	55,028
Biogen, Inc.*	2,972	854,866
Bio-Rad Laboratories, Inc., Class A*	167	84,935
Bristol-Myers Squibb Co.	3,733	232,193

	Number of Shares	Value
Health Care (Continued)
Cardinal Health, Inc.	3,443	$174,767
Cerner Corp.	2,117	155,324
Chemed Corp.	88	45,506
Cigna Corp.	6,177	1,095,614
CVS Health Corp.	9,993	620,765
DaVita, Inc.*	898	77,910
Edwards Lifesciences Corp.*	3,139	269,452
Eli Lilly and Co.	4,340	644,013
Exelixis, Inc.*	2,006	44,573
Gilead Sciences, Inc.	1,881	125,557
HCA Healthcare, Inc.	1,130	153,364
Henry Schein, Inc.*	1,454	96,604
Humana, Inc.	1,984	823,697
Illumina, Inc.*	582	207,902
Incyte Corp.*	749	72,166
Intuitive Surgical, Inc.*	425	310,607
Ionis Pharmaceuticals, Inc.*	496	27,032
Jazz Pharmaceuticals PLC*	390	52,412
Johnson & Johnson	18,839	2,890,091
McKesson Corp.	3,132	480,574
Merck & Co., Inc.	13,939	1,188,579
Mettler-Toledo International, Inc.*	119	115,523
Regeneron Pharmaceuticals, Inc.*	582	360,799
UnitedHealth Group, Inc.	5,080	1,587,754
Universal Health Services, Inc., Class B	642	70,845
Varian Medical Systems, Inc.*	531	92,219
Waters Corp.*	505	109,211
West Pharmaceutical Services, Inc.	341	96,830

(Cost $14,732,570)		16,503,451

Industrials — 9.0%
3M Co.	891	145,251
A O Smith Corp.	1,620	79,331
Acuity Brands, Inc.(a)	663	72,459
AECOM*	658	25,998
AGCO Corp.	691	49,130
Alaska Air Group, Inc.	2,221	86,508
Allegion PLC	325	33,602
Allison Transmission Holdings, Inc.	1,081	38,775
American Airlines Group, Inc.(a)	1,779	23,216
Boeing Co.	1,182	203,091
C.H. Robinson Worldwide, Inc.(a)	434	42,662
Carlisle Cos., Inc.	333	43,606
Carrier Global Corp.	12,186	363,752
Caterpillar, Inc.	2,440	347,236
Copa Holdings SA, Class A(a)	517	27,530
Copart, Inc.*	1,139	117,681
Cummins, Inc.	2,559	530,353
Curtiss-Wright Corp.	246	25,171
Delta Air Lines, Inc.	11,762	362,858
Donaldson Co., Inc.(a)	695	35,000
Eaton Corp. PLC	2,328	237,689
Emerson Electric Co.	5,287	367,288
Expeditors International of Washington, Inc.	1,675	148,053
Fastenal Co.	3,860	188,600
FedEx Corp.	1,278	280,956

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

August 31, 2019

	Number of Shares	Value
Industrials (Continued)
Fortune Brands Home & Security, Inc.	709	$59,613
FTI Consulting, Inc.*	214	24,559
Graco, Inc.	1,205	69,914
HD Supply Holdings, Inc.*	764	30,300
HEICO Corp., Class A	310	27,708
Hexcel Corp.	864	34,033
Honeywell International, Inc.	869	143,863
Howmet Aerospace, Inc.	1,391	24,370
Hubbell, Inc.	273	39,563
Huntington Ingalls Industries, Inc.	484	73,336
IAA, Inc.*	487	25,480
IDEX Corp.	262	47,220
Illinois Tool Works, Inc.	1,887	372,777
ITT, Inc.	937	58,853
JB Hunt Transport Services, Inc.	937	131,686
JetBlue Airways Corp.*	4,565	52,589
Johnson Controls International PLC	5,413	220,471
Knight-Swift Transportation Holdings, Inc.(a)	1,419	64,508
Landstar System, Inc.	395	52,571
Lincoln Electric Holdings, Inc.	518	50,096
Lockheed Martin Corp.	1,913	746,567
ManpowerGroup, Inc.	596	43,693
Masco Corp.	1,512	88,150
MSC Industrial Direct Co., Inc., Class A	531	34,993
Old Dominion Freight Line, Inc.	716	144,761
Oshkosh Corp.	1,178	90,718
Otis Worldwide Corp.	3,441	216,439
Owens Corning	463	31,317
PACCAR, Inc.	2,169	186,187
Parker-Hannifin Corp.	700	144,207
Robert Half International, Inc.	1,385	73,682
Rockwell Automation, Inc.	909	209,552
Snap-on, Inc.	509	75,469
Southwest Airlines Co.	11,531	433,335
Spirit AeroSystems Holdings, Inc., Class A	1,150	23,644
Stanley Black & Decker, Inc.	592	95,490
Textron, Inc.	1,167	46,015
Trane Technologies PLC	1,029	121,823
Trex Co., Inc.*	219	32,738
Union Pacific Corp.	659	126,818
United Airlines Holdings, Inc.*(a)	2,294	82,584
United Parcel Service, Inc., Class B	1,208	197,653
United Rentals, Inc.*(a)	527	93,305
Vertiv Holdings Co.*	1,479	24,004
W.W. Grainger, Inc.	355	129,728
Watsco, Inc.	269	65,902
Woodward, Inc.	296	25,364

(Cost $8,244,333)		9,063,444

Information Technology — 27.8%
Accenture PLC, Class A	4,902	1,176,137
Adobe, Inc.*	1,895	972,874
Amdocs Ltd.	1,313	80,395
Apple, Inc.	52,976	6,836,023
Applied Materials, Inc.	3,470	213,752

	Number of Shares	Value
Information Technology (Continued)
Arista Networks, Inc.*	353	$78,878
Arrow Electronics, Inc.*	394	30,953
Automatic Data Processing, Inc.	2,660	369,979
Avnet, Inc.	1,348	37,084
Broadridge Financial Solutions, Inc.	849	116,653
Cadence Design Systems, Inc.*	1,274	141,299
CDW Corp.	548	62,280
Ciena Corp.*	1,587	90,094
Cirrus Logic, Inc.*	333	20,176
Cisco Systems, Inc.	37,193	1,570,288
Citrix Systems, Inc.	821	119,209
Cognizant Technology Solutions Corp., Class A	6,773	452,843
Dolby Laboratories, Inc., Class A	525	36,671
Enphase Energy, Inc.*	435	33,595
F5 Networks, Inc.*	458	60,607
Fortinet, Inc.*	644	85,011
Hewlett Packard Enterprise Co.	8,512	82,311
HP, Inc.	32,236	630,214
Intel Corp.	58,326	2,971,710
International Business Machines Corp.	160	19,730
Intuit, Inc.	1,107	382,347
IPG Photonics Corp.*(a)	244	39,462
Jabil, Inc.	2,072	70,759
Jack Henry & Associates, Inc.	370	61,205
Keysight Technologies, Inc.*	1,297	127,780
KLA Corp.	224	45,951
Lam Research Corp.	1,512	508,546
Leidos Holdings, Inc.	487	44,069
Manhattan Associates, Inc.*	372	36,177
Mastercard, Inc., Class A	5,575	1,996,909
Maxim Integrated Products, Inc.	2,070	141,671
Micron Technology, Inc.*	17,783	809,304
Microsoft Corp.	115	25,936
National Instruments Corp.	908	32,588
NetApp, Inc.	3,067	145,345
NortonLifeLock, Inc.	4,700	110,544
NVIDIA Corp.	2,813	1,504,899
Oracle Corp.	11,515	658,888
Paychex, Inc.	2,112	161,505
PayPal Holdings, Inc.*	1,011	206,386
Science Applications International Corp.	460	38,392
Skyworks Solutions, Inc.	1,539	222,924
SolarEdge Technologies, Inc.*	181	40,028
SYNNEX Corp.	355	45,138
Synopsys, Inc.*	526	116,404
Teradyne, Inc.	1,413	120,063
Texas Instruments, Inc.	7,841	1,114,598
Universal Display Corp.	156	27,378
VeriSign, Inc.*	464	99,667
Visa, Inc., Class A(a)	11,257	2,386,371
Western Union Co.	7,911	186,621
Xerox Holdings Corp.	1,382	26,065
Xilinx, Inc.	1,509	157,177

(Cost $20,436,801)		27,979,863

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

August 31, 2019

	Number of Shares	Value
Materials — 2.1%
Air Products and Chemicals, Inc.	1,240	$362,402
Cabot Corp.	674	24,945
Celanese Corp.	878	88,810
CF Industries Holdings, Inc.	1,430	46,661
Corteva, Inc.	3,452	98,555
Dow, Inc.	4,601	207,597
DuPont de Nemours, Inc.	711	39,645
International Paper Co.	2,613	94,774
Linde PLC	2,084	520,458
LyondellBasell Industries NV, Class A	3,029	198,339
Nucor Corp.	3,238	147,200
Packaging Corp. of America	668	67,628
PPG Industries, Inc.	261	31,424
Reliance Steel & Aluminum Co.	927	97,215
Scotts Miracle-Gro Co.	170	28,650
Steel Dynamics, Inc.	1,916	56,560

(Cost $2,021,388)		2,110,863

Real Estate — 1.2%
Apartment Investment and Management Co., Class A REIT	1,241	44,713
CBRE Group, Inc., Class A*	5,624	264,497
Equity Commonwealth REIT	1,050	32,960
Healthpeak Properties, Inc. REIT	772	21,338
Host Hotels & Resorts, Inc. REIT	8,867	99,577
Jones Lang LaSalle, Inc.	359	36,991
Lamar Advertising Co., Class A REIT	410	28,384
Medical Properties Trust, Inc. REIT	1,738	32,292
Public Storage REIT	1,231	261,464
Simon Property Group, Inc. REIT	3,067	208,096
Vornado Realty Trust REIT(a)	3,199	114,620

	Number of Shares	Value
Real Estate (Continued)
Weingarten Realty Investors REIT	1,762	$30,782

(Cost $1,489,220)		1,175,714

Utilities — 0.6%
AES Corp.	2,888	51,262
Evergy, Inc.	1,017	54,125
Exelon Corp.	4,856	179,235
NRG Energy, Inc.	4,529	155,843
Public Service Enterprise Group, Inc.	1,766	92,256
Vistra Corp.	4,396	84,535

(Cost $648,308)		617,256

TOTAL COMMON STOCKS (Cost $85,181,738)		99,870,656

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04%(b)(c) (Cost $37,088)	37,088	37,088

CASH EQUIVALENTS — 0.5%
DWS Government Money Market Series “Institutional Shares”, 0.06%(b) (Cost $483,373)	483,373	483,373

TOTAL INVESTMENTS — 99.8% (Cost $85,702,199)		$100,391,117
Other assets and liabilities, net — 0.2%		177,004

NET ASSETS — 100.0%		$100,568,121

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2020 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2020	Value ($) at 8/31/2020
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04%(b)(c)
—	37,088(d	)	—	—	—	356	—	37,088	37,088

CASH EQUIVALENTS — 0.5%
DWS Government Money Market Series “Institutional Shares”, 0.06%(b)
3,716,009	3,634,361		(6,866,997)	—	—	9,519	—	483,373	483,373

3,716,009	3,671,449		(6,866,997)	—	—	9,875	—	520,461	520,461

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2020 amounted to $1,322,693, which is 1.3% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,353,043.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2020.

REIT:	Real Estate Investment Trust

See Notes to Financial Statements.	53

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

August 31, 2019

At August 31, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
E-Mini Russell 1000 Index	USD	1	$90,580	$97,310	9/18/2020	$6,730
E-Mini S&P 500 Futures	USD	3	459,300	524,835	9/18/2020	65,535

Total unrealized appreciation						$72,265

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(e)	$99,870,656	$—	$—	$99,870,656
Short-Term Investments(e)	520,461	—	—	520,461
Derivatives(f)
Futures Contracts	72,265	—	—	72,265

TOTAL	$100,463,382	$—	$—	$100,463,382

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	54

DBX ETF Trust

Statements of Assets and Liabilities

August 31, 2020

	Xtrackers FTSE Developed ex US Comprehensive Factor ETF	Xtrackers MSCI Kokusai Equity ETF	Xtrackers Russell 1000 Comprehensive Factor ETF	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
Assets
Investment in non-affiliated securities at value	$71,932,814	$131,256,143	$148,026,959	$99,870,656
Investment in affiliated securities at value	7,951	62,816	—	—
Investment in DWS Government Money Market Series	15,272	358,192	1,498,098	483,373
Investment in DWS Government & Agency Securities Portfolio*	1,188,901	70,099	50,625	37,088
Cash	—	—	26	—
Foreign currency at value	145,326	140,049	—	—
Deposit with broker for futures contracts	35,200	20,800	103,500	42,000
Receivables:
Investment securities sold	28,337	43,757	—	—
Capital shares	—	16,846	—	—
Variation margin on futures contracts	—	30,213	—	—
Dividends	193,312	215,784	231,957	188,313
Securities lending income	806	144	569	230
Foreign tax reclaim	34,872	10,630	—	—

Total assets	$73,582,791	$132,225,473	$149,911,734	$100,621,660

Liabilities
Payable upon return of securities loaned	$1,188,901	$70,099	$50,625	$37,088
Payables:
Investment securities purchased	—	483,247	—	—
Investment advisory fees	14,425	9,214	21,287	15,626
Variation margin on futures contracts	2,860	—	10,825	825

Total liabilities	1,206,186	562,560	82,737	53,539

Net Assets, at value	$72,376,605	$131,662,913	$149,828,997	$100,568,121

Net Assets Consist of
Paid-in capital	$76,776,044	$107,711,432	$156,789,988	$90,444,321
Distributable earnings (loss)	(4,399,439)	23,951,481	(6,960,991)	10,123,800

Net Assets, at value	$72,376,605	$131,662,913	$149,828,997	$100,568,121

Number of Common Shares outstanding	2,600,001	2,000,001	4,300,001	3,200,001

Net Asset Value	$27.84	$65.83	$34.84	$31.43

Investment in non-affiliated securities at cost	$64,640,338	$108,159,754	$130,644,460	$85,181,738

Investment in affiliated securities at cost	$6,282	$44,214	$—	$—

Value of securities loaned	$1,572,218	$575,618	$3,558,109	$1,322,693

Investment in DWS Government Money Market Series at cost	$15,272	$358,192	$1,498,098	$483,373

Investment in DWS Government & Agency Securities Portfolio at cost*	$1,188,901	$70,099	$50,625	$37,088

Non-cash collateral for securities on loan	$529,707	$530,595	$3,646,279	$1,353,043

Foreign currency at cost	$141,688	$136,293	$—	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	55

DBX ETF Trust

Statements of Operations

For the Year Ended August 31, 2020

	Xtrackers FTSE Developed ex US Comprehensive Factor ETF	Xtrackers MSCI Kokusai Equity ETF(1)	Xtrackers Russell 1000 Comprehensive Factor ETF	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
Investment Income
Unaffiliated dividend income*	$1,868,965	$799,208	$3,518,779	$2,042,257
Income distributions from affiliated funds	1,303	178	17,328	9,519
Affiliated securities lending income	5,726	19	1,081	356
Unaffiliated securities lending income, net of borrower rebates	5,597	1,139	21,945	6,309

Total investment income	1,881,591	800,544	3,559,133	2,058,441

Expenses
Investment advisory fees	252,500	33,206	300,072	191,789
Other expenses	57	—	57	400

Total expenses	252,557	33,206	300,129	192,189

Less fees waived (see note 3):
Waiver	(79,472)	(80)	(1,206)	(544)

Net expenses	173,085	33,126	298,923	191,645

Net investment income (loss)	1,708,506	767,418	3,260,210	1,866,796

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(7,579,967)	18,917	(13,271,410)	(4,566,531)
Investments in affiliates	(5,393)	1,015	—	—
In-kind redemptions	910,775	1,199,697	12,294,371	9,068,919
In-kind redemptions in affiliates	(39)	—	—	—
Futures contracts	63,010	56,004	(271,212)	42,984
Foreign currency transactions	1,528	(7,059)	—	—
Payments by Affiliates (see note 8)	—	26,486	—	—

Net realized gain (loss)	(6,610,086)	1,295,060	(1,248,251)	4,545,372
Net change in unrealized appreciation (depreciation) on:
Investments	8,932,501	23,096,389	(2,119,955)	10,901,013
Investments in affiliates	1,669	18,602	—	—
Futures contracts	33,440	19,965	113,997	9,957
Foreign currency translations	14,100	6,004	—	—

Net change in unrealized appreciation (depreciation)	8,981,710	23,140,960	(2,005,958)	10,910,970

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	2,371,624	24,436,020	(3,254,209)	15,456,342

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,080,130	$25,203,438	$6,001	$17,323,138

* Unaffiliated foreign tax withheld	$195,268	$38,484	$783	$460

(1)	For the period April 8, 2020 (commencement of operations) through August 31, 2020.

See Notes to Financial Statements.	56

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers FTSE Developed ex US Comprehensive Factor ETF		Xtrackers MSCI Kokusai Equity ETF
	Year Ended August 31, 2020	Year Ended August 31, 2019	For the Period April 8, 2020(1) to August 31, 2020
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,708,506	$2,231,326	$767,418
Net realized gain (loss)	(6,610,086)	(2,782,464)	1,295,060
Net change in net unrealized appreciation (depreciation)	8,981,710	(1,883,278)	23,140,960

Net increase (decrease) in net assets resulting from operations	4,080,130	(2,434,416)	25,203,438

Distributions to Shareholders	(2,471,676)	(2,029,470)	—

Fund Shares Transactions
Proceeds from shares sold	13,809,804	34,949,614	115,024,649
Value of shares redeemed	(15,395,512)	(17,258,305)	(8,565,224)

Net increase (decrease) in net assets resulting from fund share transactions	(1,585,708)	17,691,309	106,459,425

Total net increase (decrease) in Net Assets	22,746	13,227,423	131,662,863

Net Assets
Beginning of period	72,353,859	59,126,436	50

End of period	$72,376,605	$72,353,859	$131,662,913

Changes in Shares Outstanding
Shares outstanding, beginning of period	2,700,001	2,050,001	1
Shares sold	550,000	1,300,000	2,150,000
Shares redeemed	(650,000)	(650,000)	(150,000)

Shares outstanding, end of period	2,600,001	2,700,001	2,000,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	57

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Russell 1000 Comprehensive Factor ETF		Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2020	Year Ended August 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$3,260,210	$3,286,586	$1,866,796	$1,978,165
Net realized gain (loss)	(1,248,251)	(767,812)	4,545,372	4,286,115
Net change in net unrealized appreciation (depreciation)	(2,005,958)	2,660,930	10,910,970	(119,010)

Net increase (decrease) in net assets resulting from operations	6,001	5,179,704	17,323,138	6,145,270

Distributions to Shareholders	(3,463,473)	(3,011,382)	(2,168,938)	(1,746,917)

Fund Shares Transactions
Proceeds from shares sold	74,739,642	73,507,056	24,136,207	82,359,575
Value of shares redeemed	(124,756,049)	(43,711,180)	(49,740,049)	(37,153,935)

Net increase (decrease) in net assets resulting from fund share transactions	(50,016,407)	29,795,876	(25,603,842)	45,205,640

Total net increase (decrease) in Net Assets	(53,473,879)	31,964,198	(10,449,642)	49,603,993

Net Assets
Beginning of year	203,302,876	171,338,678	111,017,763	61,413,770

End of year	$149,828,997	$203,302,876	$100,568,121	$111,017,763

Changes in Shares Outstanding
Shares outstanding, beginning of year	6,000,001	5,050,001	4,100,001	2,250,001
Shares sold	2,250,000	2,300,000	900,000	3,250,000
Shares redeemed	(3,950,000)	(1,350,000)	(1,800,000)	(1,400,000)

Shares outstanding, end of year	4,300,001	6,000,001	3,200,001	4,100,001

See Notes to Financial Statements.	58

DBX ETF Trust

Financial Highlights

Xtrackers FTSE Developed ex US Comprehensive Factor ETF Selected Per Share Data	Years Ended August 31,						Period Ended 8/31/2016(a)
	2020		2019		2018	2017
Net Asset Value, beginning of period	$26.80		$28.84		$28.17	$25.41	$25.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.62		0.83		0.77	0.54	0.52
Net realized and unrealized gain (loss)	1.32		(2.11)		0.72	3.19	0.27

Total from investment operations	1.94		(1.28)		1.49	3.73	0.79

Less distributions from:
Net investment income	(0.90)		(0.76)		(0.82)	(0.97)	(0.38)

Total distributions	(0.90)		(0.76)		(0.82)	(0.97)	(0.38)

Net Asset Value, end of period	$27.84		$26.80		$28.84	$28.17	$25.41

Total Return (%)	7.49	(c)	(4.51	)(c)	5.32	15.16	3.21	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	72		72		59	15	3
Ratio of expenses before fee waiver (%)	0.35		0.35		0.35	0.35	0.36	*
Ratio of expenses after fee waiver (%)	0.24		0.29		0.35	0.35	0.36	*
Ratio of net investment income (loss) (%)	2.37		3.05		2.62	2.10	2.77	*
Portfolio turnover rate (%) (d)	43		51		45	45	35	**

Xtrackers MSCI Kokusai Equity ETF Selected Per Share Data	Period Ended 8/31/2020(e)
Net Asset Value, beginning of period	$50.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.49
Net realized and unrealized gain (loss)	15.34

Total from investment operations	15.83

Net Asset Value, end of period	$65.83

Total Return (%) (c)	31.66	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	132
Ratio of expenses before fee waiver (%)	0.09	*
Ratio of expenses after fee waiver (%)	0.09	*
Ratio of net investment income (loss) (%)	2.08	*
Portfolio turnover rate (%)(d)	7	**

(a)	For the period November 24, 2015 (commencement of operations) through August 31, 2016.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	For the period April 8, 2020 (commencement of operations) through August 31, 2020.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	59

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Russell 1000 Comprehensive Factor ETF Selected Per Share Data	Years Ended August 31,						Period Ended 8/31/2016(a)
	2020	2019		2018		2017
Net Asset Value, beginning of period	$33.88	$33.93		$29.47		$26.76	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.62	0.57		0.52		0.51	0.40
Net realized and unrealized gain (loss)	0.96 (c)	(0.09	)(c)	4.44		2.85	1.60

Total from investment operations	1.58	0.48		4.96		3.36	2.00

Less distributions from:
Net investment income	(0.62)	(0.53)		(0.50)		(0.65)	(0.24)

Total distributions	(0.62)	(0.53)		(0.50)		(0.65)	(0.24)

Net Asset Value, end of period	$34.84	$33.88		$33.93		$29.47	$26.76

Total Return (%)	4.93 (d)	1.53	(d)	16.97	(d)	12.75 (d)	8.06	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	150	203		171		100	21
Ratio of expenses before fee waiver (%)	0.17	0.17		0.19		0.23	0.25	*
Ratio of expenses after fee waiver (%)	0.17	0.17		0.18		0.21	0.25	*
Ratio of net investment income (loss) (%)	1.85	1.77		1.62		1.83	2.01	*
Portfolio turnover rate (%)(e)	47	48		45		67	64	**

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF Selected Per Share Data	Years Ended August 31,			Period Ended 8/31/2018(f)
	2020	2019
Net Asset Value, beginning of period	$27.08	$27.29		$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.52	0.51		0.21
Net realized and unrealized gain (loss)	4.42	(0.25	)(c)	2.16

Total from investment operations	4.94	0.26		2.37

Less distributions from:
Net investment income	(0.59)	(0.47)		(0.08)

Total distributions	(0.59)	(0.47)		(0.08)

Net Asset Value, end of period	$31.43	$27.08		$27.29

Total Return (%)	18.72 (d)	1.03	(d)	9.52	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	101	111		61
Ratio of expenses before fee waiver (%)	0.19	0.19		0.19	*
Ratio of expenses after fee waiver (%)	0.19	0.19		0.19	*
Ratio of net investment income (loss) (%)	1.85	1.93		2.00	*
Portfolio turnover rate (%)(e)	22	31		26	**

(a)	For the period November 24, 2015 (commencement of operations) through August 31, 2016.
(b)	Based on average shares outstanding during the period.
(c)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(f)	For the period April 5, 2018 (commencement of operations) through August 31, 2018.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	60

DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of August 31, 2020, the Trust consists of thirty-three investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers FTSE Developed ex US Comprehensive Factor ETF
Xtrackers MSCI Kokusai Equity ETF
Xtrackers Russell 1000 Comprehensive Factor ETF
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	FTSE Developed ex US Comprehensive Factor Index
Xtrackers MSCI Kokusai Equity ETF	MSCI Kokusai Index
Xtrackers Russell 1000 Comprehensive Factor ETF Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	Russell 1000 Comprehensive Factor Index Russell 1000 2Qual/Val 5% Capped Factor Index

The FTSE Developed ex US Comprehensive Factor Index is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US Index, which is comprised of large- and mid-capitalization equity securities from developed markets (except the United States). The Underlying Index is rebalanced semiannually in March and September after the close of business on the third Friday of the review month.

The MSCI Kokusai Index, also known as the MSCI World ex Japan Index, is designed to track the performance of equity markets in developed markets (excluding Japan). The index is reviewed quarterly in February, May, August and November, with the objective of reflecting change in the underlying equity markets in a timely manner, while limiting undue index turnover. During the May and November semi-annual index reviews, the index is rebalanced and the large and mid capitalization cutoff points are recalculated.

The Russell 1000 Comprehensive Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. The Underlying Index is rebalanced semiannually in June and December after the close of business on the third Friday of the review month.

The Russell 1000 2Qual/Val 5% Capped Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality and value. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. The Underlying Index is rebalanced annually in June after the close of business on the third Friday of the review month. Upon a rebalancing, no

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issuer in the Underlying Index may represent more than 5% of the Underlying Index. In the event an issuer represents more than 5% of the Underlying Index at a rebalancing, such amount in excess of 5% shall be reallocated pro-rata to the other issuers in the Underlying Index.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund, except Xtrackers MSCI Kokusai Equity ETF and Xtrackers Russell 1000 US Quality at a Reasonable Price ETF is diversified. Xtrackers MSCI Kokusai Equity ETF and Xtrackers Russell 1000 US Quality at a Reasonable Price ETF are non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. Each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

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Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund, except Xtrackers MSCI Kokusai Equity ETF to pay out dividends from its net investment income, if any, to investors quarterly. It is the policy of Xtrackers MSCI Kokusai Equity ETF to pay out dividends from its net investment income, if any, to investors annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

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The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended August 31, 2020, the Funds did not incur any interest or penalties.

As of August 31, 2020, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income*	Undistributed Long-Term Capital Gains	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$1,052,093	$—	$(11,125,767)	$5,674,235	$(4,399,439)
Xtrackers MSCI Kokusai Equity ETF	927,367	35,128	—	22,988,986	23,951,481
Xtrackers Russell 1000 Comprehensive Factor ETF	551,729	—	(22,728,499)	15,215,779	(6,960,991)
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	326,388	—	(3,502,026)	13,299,438	10,123,800

The tax character of dividends and distributions declared for the years ended August 31, 2020 and August 31, 2019 were as follows:

Year Ended August 31, 2020
Ordinary Income*
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$2,471,676
Xtrackers Russell 1000 Comprehensive Factor ETF	3,463,473
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	2,168,938

Year Ended August 31, 2019
Ordinary Income*
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$2,029,470
Xtrackers Russell 1000 Comprehensive Factor ETF	3,011,382
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	1,746,917

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At August 31, 2020, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$5,483,816	$5,641,951	$11,125,767
Xtrackers Russell 1000 Comprehensive Factor ETF	14,547,840	8,180,659	22,728,499
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	769,625	2,732,401	3,502,026

For the fiscal year ended August 31, 2020, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to redemptions-in-kind and equalization.

	Distributable earnings (loss)	Paid-In Capital
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$(618,504)	$618,504
Xtrackers MSCI Kokusai Equity ETF	(1,251,957)	1,251,957
Xtrackers Russell 1000 Comprehensive Factor ETF	(10,554,409)	10,554,409
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	(8,831,365)	8,831,365

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As of August 31, 2020, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or (depreciation) and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$67,481,342	$5,663,596	$10,747,138	$(5,083,542)
Xtrackers MSCI Kokusai Equity ETF	108,764,268	22,982,982	23,687,907	(704,925)
Xtrackers Russell 1000 Comprehensive Factor ETF	134,359,903	15,215,779	20,399,534	(5,183,755)
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	87,091,679	13,299,438	19,472,087	(6,172,649)

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of August 31, 2020, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended August 31, 2020, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.06% annualized effective rate as of August 31, 2020) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

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As of August 31, 2020, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at Year end.

Remaining Contractual Maturity of the Agreements, as of August 31, 2020

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers FTSE Developed ex US Comprehensive Factor ETF
Common Stocks	$1,188,901	$—	$—	$529,707	$1,718,608

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$1,718,608

Xtrackers MSCI Kokusai Equity ETF
Common Stocks	$70,099	$—	$5,834	$524,761	$600,694

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$600,694

Xtrackers Russell 1000 Comprehensive Factor ETF
Common Stocks	$50,625	$23,323	$80,202	$3,542,754	$3,696,904

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$3,696,904

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
Common Stocks	$37,088	$5,342	$25,754	$1,321,947	$1,390,131

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$1,390,131

Derivatives

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended August 31, 2020, Xtrackers FTSE Developed ex US Comprehensive Factor ETF, Xtrackers MSCI Kokusai Equity ETF, Xtrackers Russell 1000 Comprehensive Factor ETF and Xtrackers Russell 1000 US Quality at a Reasonable Price utilized futures in order to simulate investment in the Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of August 31, 2020 is included in a table following the Funds’ Schedule of Investments.

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The following tables summarize the value of the Funds’ derivative instruments held as of August 31, 2020 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers FTSE Developed ex US Comprehensive Factor ETF

Equity contracts	Unrealized appreciation on futures contracts*	$13,220	Unrealized depreciation on futures contracts*	$—
Xtrackers MSCI Kokusai Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$20,370	Unrealized depreciation on futures contracts*	$405
Xtrackers Russell 1000 Comprehensive Factor ETF

Equity contracts	Unrealized appreciation on futures contracts*	$109,352	Unrealized depreciation on futures contracts*	$—
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

Equity contracts	Unrealized appreciation on futures contracts*	$72,265	Unrealized depreciation on futures contracts*	$—

*

Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the year ended August 31, 2020 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:
Futures Contracts — Equity Contracts
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$63,010
Xtrackers MSCI Kokusai Equity ETF	56,004
Xtrackers Russell 1000 Comprehensive Factor ETF	(271,212)
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	42,984

Net Change in Unrealized Appreciation (Depreciation) on:
Futures Contracts — Equity Contracts
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$33,440
Xtrackers MSCI Kokusai Equity ETF	19,965
Xtrackers Russell 1000 Comprehensive Factor ETF	113,997
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	9,957

For the year ended August 31, 2020 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$483,740
Xtrackers MSCI Kokusai Equity ETF	388,676
Xtrackers Russell 1000 Comprehensive Factor ETF	1,502,227
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	902,157

Affiliated Cash Management Vehicles The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated

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money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary advisory fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	0.35%
Xtrackers MSCI Kokusai Equity ETF	0.09%
Xtrackers Russell 1000 Comprehensive Factor ETF	0.17%
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	0.19%

The Advisor for Xtrackers FTSE Developed ex US Comprehensive Factor ETF has contractually agreed, until December 19, 2020, to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.24% of the Fund’s average daily net assets. For the year ended August 31, 2020, the Advisor waived $79,354 of expenses to the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fees in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated Funds. For the year ended August 31, 2020, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$118
Xtrackers MSCI Kokusai Equity ETF	80
Xtrackers Russell 1000 Comprehensive Factor ETF	1,206
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	544

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

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4. Investment Portfolio Transactions

For the year ended August 31, 2020, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$30,333,250	$30,889,018
Xtrackers MSCI Kokusai Equity ETF	11,325,032	5,771,128
Xtrackers Russell 1000 Comprehensive Factor ETF	81,758,297	81,618,427
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	25,601,764	22,182,001

For the year ended August 31, 2020, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$13,006,744	$14,549,568
Xtrackers MSCI Kokusai Equity ETF	109,859,009	8,436,587
Xtrackers Russell 1000 Comprehensive Factor ETF	74,641,017	124,936,633
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	24,134,498	49,937,323

5. Fund Share Transactions

As of August 31, 2020, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Payments by Affiliates

During the year ended August 31, 2020, the Advisor agreed to reimburse Xtrackers MSCI Kokusai Equity ETF $26,486 for a loss due to a trade executed incorrectly. The amount compensated was 0.03% of the Fund’s average net assets.

7. Other — COVID-19 Pandemic

A novel strain of coronavirus (COVID-19) outbreak was declared a pandemic by the World Health Organization on March 11, 2020. The situation is evolving with various cities and countries around the world responding in different ways to address the pandemic. There are direct and indirect economic effects developing for various industries and individual companies throughout the world. The recent pandemic spread of the novel coronavirus and related geopolitical events could lead to increased financial market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on a Fund and its investments. A prolonged disruption may result in a Fund and its service providers experiencing operational difficulties in implementing their business continuity plans. Management will continue to monitor the impact COVID-19 has on the Funds and reflect the consequences as appropriate in each Fund’s accounting and financial reporting.

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Report of Independent Registered Public Accounting Firm

To the Shareholders of Xtrackers FTSE Developed ex US Comprehensive Factor ETF, Xtrackers Russell 1000 Comprehensive Factor ETF, Xtrackers Russell 1000 US Quality at a Reasonable Price ETF, Xtrackers MSCI Kokusai Equity ETF and the Board of Trustees of DBX ETF Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers FTSE Developed ex US Comprehensive Factor ETF, Xtrackers Russell 1000 Comprehensive Factor ETF, Xtrackers Russell 1000 US Quality at a Reasonable Price ETF, and Xtrackers MSCI Kokusai Equity ETF (collectively referred to as the “Funds”), (four of the funds constituting DBX ETF Trust (the “Trust”)), including the schedules of investments, as of August 31, 2020, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (four of the funds constituting DBX ETF Trust) at August 31, 2020, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Xtrackers FTSE Developed ex US Comprehensive Factor ETF Xtrackers Russell 1000 Comprehensive Factor ETF	For the year ended August 31, 2020	For each of the two years in the period ended August 31, 2020	For each of the four years in the period ended August 31, 2020 and the period from November 24, 2015 (commencement of operations) through August 31, 2016
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	For the year ended August 31, 2020	For each of the two years in the period ended August 31, 2020	For each of the two years in the period ended August 31, 2020 and the period from April 5, 2018 (commencement of operations) through August 31, 2018
Xtrackers MSCI Kokusai Equity ETF	For the period from April 8, 2020 (commencement of operations) through August 31, 2020

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such

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Report of Independent Registered Public Accounting Firm (Continued)

procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

October 26, 2020

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DBX ETF Trust

Board Consideration in Approval of Investment Advisory Contracts (Unaudited)

Xtrackers MSCI Kokusai Equity ETF

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on November 12, 2019, the Trustees, including the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the Investment Advisory Agreement with respect to Xtrackers MSCI Kokusai Equity ETF (the “Fund”). The Independent Trustees were advised throughout the review and meeting by K&L Gates LLP (“Independent Trustee Counsel”).

In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Fund and its shareholders; (2) the financial resources of DBX Advisors LLC (“DBX” or the “Advisor”) and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services to be provided by, and the anticipated profits to be realized, by the Advisor from its relationship with the Fund; (5) the extent to which economies of scale would be realized, and if the Fund’s shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Dechert LLP (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of the Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services to be provided by the Advisor under the Investment Advisory Agreement. The Board considered that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

The Board considered that the Advisor will provide, at its own expense, office facilities and equipment for use by the Fund and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor will pay or arrange for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its Deutsche Bank affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Fund’s operations. The Board also considered that in addition to managing the Fund’s portfolio directly, the Advisor will provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Fund.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fee to be paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Fund’s service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Fund. The Board also considered the expertise of the Advisor in supervising third party service providers to its currently managed Funds, such as the administrator and the custodian (which would also provide those services to the Fund), noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision (which would cover the Fund as well). The Board further considered the compliance program of the Advisor, which supports the compliance program of the Advisor’s currently managed Funds (which would also cover the Fund).

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DBX ETF Trust

Board Consideration in Approval of Investment Advisory Contracts (Unaudited) (Continued)

Advisor’s Financial Resources.    In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared the Fund’s advisory fee to that of other pertinent exchange-traded funds (“ETFs”) and noted that the Fund’s fee is competitive with the fees of its respective peer group. The Board agreed that it was familiar with the Advisor’s methodology for selecting the Fund’s peer group and believed that the Fund’s peer group was appropriate. The Board considered that the proposed fee for the Fund is a unitary fee pursuant to which the Advisor pays all of the Fund’s costs (subject to certain specified exceptions). The Board also considered that the Fund’s portfolio will be managed on a day-to-day basis by the Advisor and that the Advisor will also provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Fund. Based on its review, the Board concluded that the advisory fee for the Fund is reasonable in light of the services to be provided.

Costs of Services and Profitability.    The Board considered the anticipated expenses of the Advisor in developing and rendering services to be provided to the Fund and the likelihood and level of profits in the early years of the Fund’s operations. The Board noted that because the Fund is new, it is difficult to estimate the profitability of the Fund to the Advisor at this time. The Board considered whether the Advisor would benefit in other ways from its relationships with the Fund and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Fund.

Economies of Scale.    The Board noted that the Fund’s advisory fee was set at a competitive level that was designed to reflect scale in assets from the Fund’s commencement of operations. The Board noted that because the Fund is new, it is difficult to estimate whether the Fund would experience economies of scale beyond those already reflected in the advisory fee. The Board determined to evaluate economies of scale on an ongoing basis as a result of asset growth of the Fund.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

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DBX ETF Trust

Board Members and Officers (Unaudited)

Identification and Background

The Board has responsibility for the overall management and operations of the funds, including general supervision of the duties performed by the Advisor and other service providers. Each Board Member serves until his or her successor is duly elected or appointed and qualified. Each officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

The Trust currently has three Board Members. The three Independent Board Members have no affiliation or business connection with the Advisor or any of its affiliated persons and do not own any stock or other securities issued by the Advisor.

The Independent Board Members of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the fund complex (defined below) overseen by each Independent Board Member, and other directorships, if any, held by the Board Members are shown below. The fund complex includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor. As of the date of this shareholder report, the fund complex consists of the funds in the Trust, as well as the registered funds advised by affiliates of the Advisor.

Shareholder Communications to the Board.    Shareholders may send communications to the Trust’s Board by addressing the communications directly to the Board (or individual Board Members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board Members). The shareholder may send the communication to either the Trust’s office or directly to such Board members c/o 875 Third Avenue, New York, NY 10022. Other shareholder communications received by the Trust not directly addressed and sent to the Board will be reviewed and generally responded to by management. Such communications will be forwarded to the Board at management’s discretion based on the matters contained therein.

Independent Board Members
Name, Year of Birth, Position with the Trust and Length of Time Served(1)	Business Experience and Directorships During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Board Member
Stephen R. Byers (1953) Chairman since 2016, and Board Member since 2011 (formerly, Lead Independent Board Member, 2015-2016)	Independent Director (2011- present); Independent Consultant (2014-present); Director of Investment Management, the Dreyfus Corporation (2000-2006) and Vice Chairman and Chief Investment Officer, the Dreyfus Corporation (2002-2006).	33	The Arbitrage Funds, Sierra Income Corporation, Mutual Fund Directors Forum
George O. Elston (1964) Board Member since 2011, Chairman of the Audit Committee since 2015	Chief Financial Officer, Enzyvant (2018-present); Chief Executive Officer, 2X Oncology, Inc. (2017-2018); Senior Vice President and Chief Financial Officer, Juniper Pharmaceuticals, Inc. (2014-2016); Senior Vice President and Chief Financial Officer, KBI BioPharma Inc. (2013-2014); Managing Partner, Chatham Street Partners (2010-2013).	33	—
J. David Officer (1948) Board Member since 2011, Chairman of the Nominating Committee since 2015	Independent Director (2010-present); Vice Chairman, the Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	33	(Chairman of) Ilex Management Ltd; Old Westbury Funds

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DBX ETF Trust

Board Members and Officers (Unaudited) (Continued)

Officers(2)
Name, Year of Birth, Position with the Trust and Length of Time Served(4)	Business Experience and Directorships During the Past 5 Years
Freddi Klassen(5) (1975) President and Chief Executive Officer, 2016- present	Director(3) in DWS and Chief Operating Officer in the Americas for the Traditional Asset Classes Department (2014-present); Manager and Chief Operating Officer of DWS Investment Management Americas, Inc. (2018-present) and the Advisor (2016-present); Global Chief Operating Officer for Equities Technology in the Investment Bank Division at Deutsche Bank AG (2013-2014); Chief Operating Officer for Exchange Traded Funds and Systematic Funds in Europe (2008-2013).
Luke Oliver(5) (1980) Chief Operating Officer, 2019-present	Managing Director(3) in DWS (2017-present); Director(3) in DWS (2009-2017); Head of Passive Americas Asset Management Platform (2019-present); Manager, Chief Executive Officer and Chief Investment Officer of the Advisor (2019-present); Head of ETF Capital Markets, Americas (2012-2018); Lead Portfolio Manager of PowerShares DB ETFs (2009-2012).
Diane Kenneally(6) (1966) Treasurer, Chief Financial Officer and Controller, 2019-present	Director(3) in DWS; Chief Financial Officer and Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2018-present); Treasurer and Chief Financial Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018-present); formerly: Assistant Treasurer for the DWS funds (2007-2018).
Frank Gecsedi(5) (1967) Chief Compliance Officer, 2010-present	Director(3) in DWS Compliance Department (2016-present), Vice President in the Deutsche Asset Management Compliance Department at Deutsche Bank AG (2013-2016) and Chief Compliance Officer of the Advisor (2010-present); Chief Compliance Officer of DWS Distributors, Inc. (2019-present); Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division (2010-2012).
Bryan Richards(5) (1978) Vice President, 2016-present	Managing Director(3) in DWS (2018-present); Director(3) in DWS (2014-2018); Portfolio Manager in the Passive Asset Management Department at DWS (2011-present); Primary Portfolio Manager for the PowerShares DB Commodity ETFs (2011-2015).
John Millette(6) (1962) Secretary, 2020-present	Director(3) in DWS US Retail Legal (2003-present); Vice President and Secretary of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (1999-present); Chief Legal Officer, DWS Investment Management Americas, Inc. (2015-present); Director and Vice President of DWS Trust Company (2016-present); Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2011-present); formerly: Secretary of Deutsche Investment Management Americas Inc. (2015-2017); Assistant Secretary of DBX ETF Trust (2019-2020); Assistant Secretary (July 14, 2006-December 31, 2010) and Secretary (January 31, 2006-July 13, 2006), The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc.

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DBX ETF Trust

Board Members and Officers (Unaudited) (Continued)

Name, Year of Birth, Position with the Trust and Length of Time Served(4)	Business Experience and Directorships During the Past 5 Years
Caroline Pearson(6) (1962) Assistant Secretary, 2020-present	Managing Director(3) in DWS US Retail Legal; Chief Legal Officer of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2010-present); Chief Legal Officer, DBX Advisors LLC and DBX Strategic Advisors LLC (2020-present); Chief Legal Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012-present); formerly: Secretary, Deutsche AM Distributors, Inc. (2002-2017); and Secretary, Deutsche AM Service Company (2010-2017).
Paul Antosca(6) (1957) Assistant Treasurer, 2019-present	Director(3) in DWS; Assistant Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2007-present).
Jeffrey Berry(6) (1959) Assistant Treasurer, 2019-present	Director(3) in DWS.
Sheila Cadogan(6) (1966) Assistant Treasurer, 2019-present	Director(3) in DWS; Assistant Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2017-present); Director and Vice President, DWS Trust Company (2018-present); Assistant Treasurer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018-present).
Christina A. Morse(7) (1964) Assistant Secretary, 2017-present	Vice President at BNY Mellon-Asset Servicing (2014-present); Vice President and Counsel at Lord Abbett & Co. LLC (2013-2014).
Michelle Goveia-Pine(5) (1970) Interim Anti-Money Laundering Compliance Officer, since July 9, 2020	Director(3) in DWS; Interim AML Officer, DWS Trust Company (since July 28, 2020); and Interim AML Officer of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (since July 10, 2020); Interim AML Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since July 24, 2020).

(1)	The length of time served is represented by the year in which the Board Member joined the Board.
(2)

As a result of their respective positions held with the Advisor and its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Funds.

(3)	Executive title, not a board directorship.
(4)	The length of time served is represented by the year in which the officer was first elected to the Trust in such capacity.
(5)	Address: 875 Third Avenue, New York, New York 10022.
(6)	Address: 100 Summer Street, Boston, MA 02110.
(7)	Address: BNY Mellon Asset Servicing, 240 Greenwich Street, New York, NY 10286.

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the Funds’ Board Members. The SAI is available by calling 855-329-3837, or on the Company’s website at www.Xtrackers.com.

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DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its year ended August 31, 2020.

	Qualified Dividend Income*	Dividends Received Deduction*
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	72%	0%
Xtrackers Russell 1000 Comprehensive Factor ETF	83%	78%
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	100%	96%

* The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Income
Xtrackers FTSE Developed ex US Comprehensive Factor ETF	$2,055,386	$159,606

77

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

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DBX ETF Trust

This report is intended for the shareholders of the DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry, country or in a limited geographic region, generally are more volatile than more diversified funds. Because the Funds seek to provide exposure to stocks based on the following multifactors — value, momentum, quality, low volatility and size — it is expected, exposure to such investment factors will detract from performance in some market environments, as more fully explained in the Funds’ prospectus. QARP and KOKU are currently non-diversified and can take larger positions in fewer issues, increasing their potential risk. Performance of a Fund may diverge from that of its Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that Fund. Please read the prospectus for more information.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Funds and their investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or Deutsche Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

DEEF, DEUS and QARP have been developed solely by DBX Advisors LLC. The Funds are not in any way connected to or sponsored, endorsed, issued, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies.

All rights in the Russell 1000 Comprehensive Factor Index and Russell 1000 2Qual/Val 5% Capped Factor Index vest in the relevant LSE Group company which owns the Indexes. “FTSE®” “Russell®” and “FTSE Russell®” are a trademarks of the relevant LSE Group company and are used by any other LSE Group company under license.

The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Funds. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Funds or the suitability of the Indexes for the purpose to which it is being put by DBX Advisors LLC.

KOKU is not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The Prospectus contains a more detailed description of the limited relationship MSCI has with DBX Advisors LLC and any related funds.

Copyright © 2020 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-047731-5 (10/20) DBX004596 (10/21)

August 31, 2020

Annual Report

DBX ETF Trust

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (ACSG)

Xtrackers MSCI EAFE ESG Leaders Equity ETF (EASG)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)

Xtrackers MSCI USA ESG Leaders Equity ETF (USSG)

Xtrackers S&P 500 ESG ETF (SNPE)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this annual report for our five equity ETFs tracking the environmental, social, and governance (ESG) market for the period ended August 31, 2020.

The global economy contracted during the reporting period owing to COVID-19 led disruptions, financial market volatility, and a decline in energy prices. While growth remained in the contractionary territory, resumption of activities gradually helped economies recover from their April trough, anchored by extraordinary stimulus packages. The U.S. economy recorded its largest decline since the 1940s as the spread of the virus intensified, leading to lockdowns and spending cutbacks. Meanwhile, in the Eurozone, prolonged weakness in the industrial sector and lackluster external demand continued to weigh on the economy. Within Emerging Markets, China witnessed a strong recovery, while many other countries continued to remain weak, affected by pandemic-related disruptions and a drop in oil prices.

As the world recovers from the impact of COVID-19, calls for a more sustainable future are growing. The pandemic, which could act as an accelerator for ESG, is supported by the EU’s proposed €750 billion economic stimulus aimed at boosting green industries and technologies, with a strong focus on climate neutrality initiatives. Furthermore, as governments globally introduce more climate-related regulations, it could become a standard practice for companies and investors to commit to net zero emissions. More than 12,000 companies are signatories to the UN Global Compact, which was launched in 2000 with the aim of incorporating sustainability into business activities. Several investors have also made high-level commitments to ESG, signing up to the UN Principles for Responsible Investment or initiatives such as Climate Action 100+ and UNEP’s Tobacco-Free Finance Pledge.

The U.S. economy was impacted severely as measures initiated to contain the pandemic reduced both consumer and business spending. However, after the slowdown in late March and April, a consumer-led recovery began, with a spike in U.S. labor markets. On the policy front, the Federal Reserve Board remained much more dovish than before, unveiling a new strategic framework, wherein employment and inflation will be allowed to overshoot to compensate for past periods of inflation. A combination of unconventional policy support and slowing infection rates has also helped equity markets recover quite sharply since the end of March.

As the pandemic hit economic activities across sectors, ranging from retailers to auto exporters, growth abated in Europe, with Germany, France and Italy entering a recession. The European Central Bank maintained a dovish tilt and introduced a string of measures, including the expansion of the scope of the Pandemic Emergency Purchase Programme envelope. The UK economy deteriorated at a record rate, mainly due to pressures on corporate balance sheets, uncertainties surrounding the pandemic and Brexit1 negotiations. Elsewhere, Japan’s economy recorded its sharpest contraction since World War II, driven by a decline in exports, private consumption, and capital expenditure.

Globally, monetary aggregates are growing briskly, while the inflation outlook remains benign, at least for now. While growth concerns persist, major headwinds include resurgence of the virus, tensions on the geopolitical front, and a re-escalation of the U.S.-China trade war. Amid the virus threat and the drag caused by restrictions, an aggressive fiscal and monetary stimulus is likely to be maintained for a much longer period to ensure recovery is not derailed. On the ESG front, climate change will likely remain a dominant theme, as the world witnesses more climate change-related calamities and governments introduce climate-related regulations. Given the rising significance of sustainable investing among policymakers and investors, we have integrated ESG factors into a range of passive equity products to help you invest for a sustainable future.

1

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1 Brexit is a combination of the words “Britain” and “Exit” and describes the exit of the United Kingdom from the European Union.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

2

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited)

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (ACSG)

The Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (ACSG) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA ESG Leaders Index (the ACSG Index). The ACSG Index provides exposure to companies in the developed and emerging markets that exhibit high Environmental, Social and Governance (ESG) performance relative to their sector peers. For the 12-month period ended August 31, 2020, ACSG shares returned 12.74%, compared to the ACSG Index return of 12.84%.

The majority of sectors contributed positively to performance with the greatest contribution coming from Information Technology, Consumer Discretionary and Healthcare. Financials, Energy and Real Estate were the only negative contributors to the performance. From a geographical perspective, Hong Kong, United States and Japan were the major positive contributors, while Brazil and Spain contributed negatively to performance.

Xtrackers MSCI EAFE ESG Leaders Equity ETF (EASG)

The Xtrackers MSCI EAFE ESG Leaders Equity ETF (EASG) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE ESG Leaders Index (the EASG Index). The EASG Index provides exposure to companies across developed market countries, (except the United States and Canada) that exhibit high environmental, social and governance (ESG) performance relative to their sector peers. For the 12-month period ended August 31, 2020, EASG shares returned 10.12%, compared to the EASG Index return of 10.07%.

The majority of sectors contributed positively to performance with the greatest contribution coming from Healthcare, Information Technology and Industrials. Energy, Real Estate, Financials and Communication Services were the only negative contributors to performance. From a geographical perspective, the majority of countries contributed positively to performance with the greatest contribution coming from Japan, Germany and Switzerland, while Spain, Australia and Singapore contributed negatively to performance.

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)

The Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Emerging Markets ESG Leaders Index (the EMSG Index). The EMSG Index provides exposure to large and mid-sized companies across emerging markets that exhibit high Environmental, Social and Governance (ESG) performance relative to their sector peers. For the 12-month period ended August 31, 2020, EMSG shares returned 20.32%, compared to the EMSG Index return of 20.55%.

The majority of sectors contributed positively to performance with the greatest contribution coming from Consumer Discretionary, Information Technology and Communication. Financials was the major negative contributor to performance. From a geographical perspective, Hong Kong, United States and Taiwan were the major positive contributors, while Brazil and South Africa contributed negatively to performance.

Xtrackers MSCI USA ESG Leaders Equity ETF (USSG)

Xtrackers MSCI USA ESG Leaders Equity ETF (USSG) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI USA ESG Leaders Index (the USSG Index). The USSG Index is designed to provide exposure to large and medium sized companies in US markets that exhibit high Environmental, Social and Governance (ESG) performance relative to their sector peers. For the 12-month period ended August 31, 2020, USSG shares returned 21.42%, compared to the USSG Index return of 21.52%.

The majority of sectors contributed positively to performance with the greatest contribution coming from Information Technology, Consumer Discretionary and Healthcare. Energy and Financials detracted most from the performance.

Xtrackers S&P 500 ESG ETF (SNPE)

Xtrackers S&P 500 ESG ETF (SNPE) seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P 500 ESG Index (the SNPE Index). The SNPE Index measures the performance of securities that fulfill sustainability criteria, while preserving similar overall industry group weights as the S&P 500 index. For the 12-month period ended August 31, 2020, SNPE shares returned 25.71%, compared to the SNPE Index return of 25.90%.

3

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The majority of sectors contributed positively to performance with the greatest contribution coming from Information Technology, Consumer Discretionary and Healthcare. Energy, Financials and Real Estate were the only negative contributors to performance.

*************************

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance data visit www.Xtrackers.com. Returns assume that dividends and capital gains distributions have been reinvested. See pages 5-14 of this report for additional performance information, including performance data based on market value.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk.

4

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (ACSG)

The Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI ACWI ex USA ESG Leaders Index (the “Underlying Index”). The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and is constructed using regional indexes that provide exposure to large- and medium-capitalization companies from developed and emerging markets countries (excluding the United States). It is not possible to invest directly into an index.

Performance as of August 31, 2020

Average Annual Total Return

	Net Asset Value	Market Value	MSCI ACWI ex USA ESG Leaders Index	MSCI ACWI ex USA Index
One Year	12.74%	12.78%	12.84%	8.31%
Since Inception[1]	9.24%	9.27%	9.35%	6.49%

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI ACWI ex USA ESG Leaders Index	MSCI ACWI ex USA Index
One Year	12.74%	12.78%	12.84%	8.31%
Since Inception[1]	16.62%	16.71%	16.85%	11.57%

1 Total returns are calculated based on the commencement of operations, December 6, 2018 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 20, 2019, was 0.16%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

5

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (ACSG) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, December 6, 2018.

Sector Diversification* as of August 31, 2020

Financials	17.4%
Consumer Discretionary	14.7%
Information Technology	12.0%
Industrials	11.0%
Health Care	10.0%
Consumer Staples	8.7%
Materials	8.1%
Communication Services	7.8%
Energy	4.3%
Utilities	3.5%
Real Estate	2.5%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2020 (19.7% of Net Assets)

Description	% of Net Assets
Alibaba Group Holding Ltd. (China)	4.6%
Tencent Holdings Ltd. (China)	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3.0%
Roche Holding AG (Switzerland)	2.1%
SAP SE (Germany)	1.5%
ASML Holding NV (Netherlands)	1.3%
Meituan Dianping (China)	1.0%
Novo Nordisk A/S (Denmark)	1.0%
Shopify, Inc. (Canada)	1.0%
Siemens AG (Germany)	0.9%

Country Diversification* as of August 31, 2020

Japan	16.3%
China	11.7%
United Kingdom	7.8%
Canada	7.6%
Germany	6.3%
France	6.2%
Switzerland	5.6%
Taiwan	5.4%
Australia	4.2%
Netherlands	3.6%
India	2.9%
Denmark	2.3%
Sweden	2.0%
Other	18.1%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 16.

6

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI EAFE ESG Leaders Equity ETF (EASG)

The Xtrackers MSCI EAFE ESG Leaders Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE ESG Leaders Index (the “Underlying Index”). The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies across developed markets countries, excluding Canada and the United States. It is not possible to invest directly into an index.

Performance as of August 31, 2020

Average Annual Total Return

	Net Asset Value	Market Value	MSCI EAFE ESG Leaders Index	MSCI EAFE Index
One Year	10.12%	9.51%	10.07%	6.13%
Since Inception[1]	4.49%	4.31%	4.44%	2.34%

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI EAFE ESG Leaders Index	MSCI EAFE Index
One Year	10.12%	9.51%	10.07%	6.13%
Since Inception[1]	9.12%	8.75%	9.03%	4.72%

1 Total returns are calculated based on the commencement of operations, September 6, 2018 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 20, 2019, was 0.14%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

7

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI EAFE ESG Leaders Equity ETF (EASG) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, September 6, 2018.

Sector Diversification* as of August 31, 2020

Financials	16.3%
Industrials	14.6%
Health Care	14.0%
Consumer Discretionary	11.4%
Consumer Staples	10.8%
Information Technology	8.8%
Materials	8.7%
Communication Services	4.9%
Utilities	4.5%
Real Estate	3.2%
Energy	2.8%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2020 (17.6% of Net Assets)

Description	% of Net Assets
Roche Holding AG (Switzerland)	3.4%
SAP SE (Germany)	2.4%
ASML Holding NV (Netherlands)	2.2%
Novo Nordisk A/S (Denmark)	1.6%
Siemens AG (Germany)	1.5%
GlaxoSmithKline PLC (United Kingdom)	1.4%
Sony Corp. (Japan)	1.4%
TOTAL SE (France)	1.3%
Allianz SE (Germany)	1.2%
Commonwealth Bank of Australia (Australia)	1.2%

Country Diversification* as of August 31, 2020

Japan	26.3%
United Kingdom	12.6%
Germany	10.3%
France	10.0%
Switzerland	9.1%
Australia	6.9%
Netherlands	5.8%
Denmark	3.7%
Sweden	3.2%
Spain	2.5%
Other	9.6%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the  Fund’s investment portfolio see page 27.

8

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)

The Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Emerging Markets ESG Leaders Index (the “Underlying Index”). The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies across emerging markets countries. It is not possible to invest directly into an index.

Performance as of August 31, 2020

Average Annual Total Return

	Net Asset Value	Market Value	MSCI Emerging Markets ESG Leaders Index	MSCI Emerging Markets Index
One Year	20.32%	20.76%	20.55%	14.49%
Since Inception[1]	11.11%	11.28%	11.49%	7.57%

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI Emerging Markets ESG Leaders Index	MSCI Emerging Markets Index
One Year	20.32%	20.76%	20.55%	14.49%
Since Inception[1]	20.12%	20.46%	20.87%	13.57%

1 Total returns are calculated based on the commencement of operations, December 6, 2018 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 20, 2019, was 0.20%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

9

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, December 6, 2018.

Sector Diversification* as of August 31, 2020

Consumer Discretionary	23.9%
Information Technology	17.4%
Financials	15.8%
Communication Services	15.1%
Materials	5.7%
Energy	5.4%
Consumer Staples	5.2%
Industrials	4.1%
Health Care	3.9%
Utilities	1.9%
Real Estate	1.6%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2020 (48.5% of Net Assets)

Description	% of Net Assets
Alibaba Group Holding Ltd. (China)	14.9%
Tencent Holdings Ltd. (China)	10.9%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	9.9%
Meituan Dianping (China)	3.3%
Reliance Industries Ltd. (India)	2.2%
Naspers Ltd. (South Africa)	2.2%
China Construction Bank Corp. (China)	1.9%
Infosys Ltd. (India)	1.2%
Housing Development Finance Corp. Ltd. (India)	1.1%
NAVER Corp. (South Korea)	0.9%

Country Diversification* as of August 31, 2020

China	38.6%
Taiwan	17.5%
India	9.4%
South Korea	6.0%
South Africa	5.4%
Brazil	3.9%
Thailand	2.7%
Hong Kong	2.4%
Malaysia	2.3%
Russia	2.0%
Other	9.8%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the  Fund’s investment portfolio see page 34.

10

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI USA ESG Leaders Equity ETF (USSG)

Xtrackers MSCI USA ESG Leaders Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI USA ESG Leaders Index (the “Underlying Index”). The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies in the U.S. market. The S&P 500 Index or the Standard & Poor’s 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. It is not possible to invest directly into an index.

Performance as of August 31, 2020

Average Annual Total Return

	Net Asset Value	Market Value	MSCI USA ESG Leaders Index	S&P 500 Index
One Year	21.42%	21.43%	21.52%	21.94%
Since Inception[1]	19.41%	19.32%	19.47%	19.26%

Cumulative Total Returns

	Net Asset Value	Market Value	MSCI USA ESG Leaders Index	S&P 500 Index
One Year	21.42%	21.43%	21.52%	21.94%
Since Inception[1]	30.19%	30.11%	30.37%	30.02%
1 Total returns are calculated based on the commencement of operations, March 7, 2019 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 20, 2019, was 0.10%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

11

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers MSCI USA ESG Leaders Equity ETF (USSG) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, March 7, 2019.

Sector Diversification* as of August 31, 2020

Information Technology	28.1%
Health Care	13.6%
Consumer Discretionary	12.5%
Communication Services	10.7%
Financials	9.4%
Industrials	8.4%
Consumer Staples	6.8%
Real Estate	3.0%
Materials	2.9%
Utilities	2.7%
Energy	1.9%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2020 (34.2% of Net Assets)

Description	% of Net Assets
Microsoft Corp.	10.5%
Alphabet, Inc.	6.4%
Johnson & Johnson	2.6%
Tesla, Inc.	2.4%
Visa, Inc.	2.3%
Procter & Gamble Co.	2.2%
NVIDIA Corp.	2.1%
Mastercard, Inc.	2.1%
Home Depot, Inc.	2.0%
Adobe, Inc.	1.6%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the  Fund’s investment portfolio see page 41.

12

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers S&P 500 ESG ETF (SNPE)

Xtrackers S&P 500 ESG ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P 500 ESG Index (the “Underlying Index”). The Underlying Index is a broad-based, market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500 Index. It is not possible to invest directly into an index.

Performance as of August 31, 2020

Average Annual Total Return

	Net Asset Value	Market Value	S&P 500 ESG Index	S&P 500 Index
One Year	25.71%	25.71%	25.90%	21.94%
Since Inception[1]	22.56%	22.50%	22.68%	18.88%

Cumulative Total Returns

	Net Asset Value	Market Value	S&P 500 ESG Index	S&P 500 Index
One Year	25.71%	25.71%	25.90%	21.94%
Since Inception[1]	27.22%	27.22%	27.44%	22.77%

1 Total returns are calculated based on the commencement of operations, June 26, 2019 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 20, 2019, as supplemented July 28, 2020 was 0.11%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

13

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers S&P 500 ESG ETF (SNPE) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, June 26, 2019.

Sector Diversification* as of August 31, 2020

Information Technology	30.5%
Health Care	13.2%
Consumer Discretionary	12.3%
Communication Services	12.3%
Financials	9.0%
Industrials	6.5%
Consumer Staples	6.3%
Utilities	2.8%
Real Estate	2.6%
Materials	2.3%
Energy	2.2%

Total	100.0%

Ten Largest Equity Holdings as of August 31, 2020 (38.4% of Net Assets)

Description	% of Net Assets
Apple, Inc.	9.4%
Microsoft Corp.	7.6%
Amazon.com, Inc.	6.5%
Alphabet, Inc.	4.3%
Facebook, Inc.	3.2%
Visa, Inc.	1.6%
Procter & Gamble Co.	1.5%
NVIDIA Corp.	1.5%
Mastercard, Inc.	1.4%
Home Depot, Inc.	1.4%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the  Fund’s investment portfolio see page 46.

14

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including unitary advisory fees and other Fund expenses. In the most recent six-month period the Funds limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 to August 31, 2020).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF
Actual	$1,000.00	$1,111.20	0.16%	$0.85
Hypothetical (5% return before expenses)	$1,000.00	$1,024.33	0.16%	$0.81
Xtrackers MSCI EAFE ESG Leaders Equity ETF
Actual	$1,000.00	$1,089.70	0.14%	$0.74
Hypothetical (5% return before expenses)	$1,000.00	$1,024.43	0.14%	$0.71
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
Actual	$1,000.00	$1,161.10	0.20%	$1.09
Hypothetical (5% return before expenses)	$1,000.00	$1,024.13	0.20%	$1.02
Xtrackers MSCI USA ESG Leaders Equity ETF
Actual	$1,000.00	$1,178.90	0.09%	$0.49
Hypothetical (5% return before expenses)	$1,000.00	$1,024.68	0.09%	$0.46
Xtrackers S&P 500 ESG ETF
Actual	$1,000.00	$1,223.10	0.11%	$0.61
Hypothetical (5% return before expenses)	$1,000.00	$1,024.58	0.11%	$0.56

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 366.

15

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF

August 31, 2020

	Number of Shares	Value
COMMON STOCKS — 98.2%
Argentina — 0.1%
Globant SA* (Cost $2,414)	26	$4,617

Australia — 4.2%
APA Group (a)	835	6,441
ASX Ltd.	135	8,720
Aurizon Holdings Ltd.	1,511	4,861
AusNet Services	919	1,240
Australia & New Zealand Banking Group Ltd.	2,039	27,565
BlueScope Steel Ltd.	405	3,801
Brambles Ltd.	1,155	9,473
Coca-Cola Amatil Ltd.	374	2,517
Cochlear Ltd.	42	5,968
Coles Group Ltd.	950	12,457
Commonwealth Bank of Australia	1,255	63,373
Computershare Ltd.	382	3,755
Dexus REIT	757	4,943
Evolution Mining Ltd.	1,212	4,975
Fortescue Metals Group Ltd.	1,107	14,261
Goodman Group REIT	1,223	16,561
GPT Group REIT	1,286	3,643
Insurance Australia Group Ltd.	1,678	5,919
Lendlease Group (a)	426	3,661
Macquarie Group Ltd.	229	21,627
Mirvac Group REIT	2,834	4,422
National Australia Bank Ltd.	2,214	29,358
Newcrest Mining Ltd.	602	14,229
Northern Star Resources Ltd.	531	5,360
Orica Ltd.	274	3,522
Origin Energy Ltd.	1,289	5,338
Ramsay Health Care Ltd.	130	6,255
SEEK Ltd.	253	3,868
Stockland REIT	1,811	5,304
Suncorp Group Ltd.	843	5,798
Sydney Airport (a)	803	3,397
Telstra Corp. Ltd.	3,062	6,544
Transurban Group (a)	2,013	20,038
Vicinity Centres REIT	2,364	2,526
Woodside Petroleum Ltd.	655	9,485

(Cost $348,948)		351,205

Austria — 0.1%
ANDRITZ AG	45	1,509
Erste Group Bank AG*	203	4,948
OMV AG*	122	3,977
voestalpine AG	83	2,066

(Cost $15,034)		12,500

Belgium — 0.4%
Colruyt SA	42	2,662
KBC Group NV	182	10,469
Solvay SA	55	4,778
Telenet Group Holding NV	33	1,286
UCB SA	93	11,069
Umicore SA	149	6,859

(Cost $37,499)		37,123

	Number of Shares	Value
Brazil — 0.8%
Atacadao SA	300	$1,069
B2W Cia Digital*	154	3,147
B3 SA — Brasil Bolsa Balcao	1,535	16,453
Banco do Brasil SA	647	3,851
Banco Santander Brasil SA	305	1,572
Cia Brasileira de Distribuicao	118	1,366
Cielo SA	960	798
Cosan SA	109	1,654
Energisa SA	124	982
Engie Brasil Energia SA	121	940
Klabin SA	521	2,441
Localiza Rent a Car SA	404	3,552
Lojas Renner SA	537	4,255
Natura & Co. Holding SA	499	4,488
Notre Dame Intermedica Participacoes SA	338	4,565
TIM Participacoes SA	689	1,799
Ultrapar Participacoes SA	512	1,814
Via Varejo S/A*	905	3,382
WEG SA	575	6,773

(Cost $64,293)		64,901

Canada — 7.5%
Agnico Eagle Mines Ltd.	165	13,618
Algonquin Power & Utilities Corp.	392	5,439
Alimentation Couche-Tard, Inc., Class B	610	19,930
B2Gold Corp.	742	4,989
Bank of Montreal	472	29,987
Bank of Nova Scotia	866	37,466
BlackBerry Ltd.*	378	1,973
CAE, Inc.	193	3,063
Canadian Apartment Properties REIT	57	1,969
Canadian Imperial Bank of Commerce	304	24,162
Canadian National Railway Co.	510	53,648
Canadian Tire Corp. Ltd., Class A	43	4,503
Canopy Growth Corp.*	148	2,443
Cenovus Energy, Inc.	762	3,603
CGI, Inc.*	166	11,673
Cronos Group, Inc.*	142	788
Dollarama, Inc.	195	7,621
Empire Co. Ltd., Class A	130	3,387
Enbridge, Inc.	1,456	46,632
First Capital Real Estate Investment Trust REIT	56	588
Fortis, Inc.	342	13,694
Franco-Nevada Corp.	136	20,476
Gildan Activewear, Inc.	165	3,203
Intact Financial Corp.	104	11,151
Keyera Corp.	147	2,687
Loblaw Cos. Ltd.	113	5,846
Lundin Mining Corp.	473	2,966
Magna International, Inc.	221	10,774
Manulife Financial Corp.	1,400	20,673
Metro, Inc.	185	8,366
Nutrien Ltd.	397	14,720
Open Text Corp.	174	7,900
Ritchie Bros Auctioneers, Inc.	74	4,335
Rogers Communications, Inc., Class B	252	10,494

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

August 31, 2020

	Number of Shares	Value
Canada (Continued)
Shopify, Inc., Class A*	76	$81,266
Sun Life Financial, Inc.	422	17,632
Suncor Energy, Inc.	1,130	18,152
Teck Resources Ltd., Class B	372	4,294
TELUS Corp.	333	6,139
Toronto-Dominion Bank	1,283	64,074
Wheaton Precious Metals Corp.	314	16,787
WSP Global, Inc.	69	4,686

(Cost $570,304)		627,797

Chile — 0.1%
Empresa Nacional de Telecomunicaciones SA	142	862
Empresas CMPC SA	870	1,811
Empresas COPEC SA	344	2,529
Enel Americas SA	27,627	3,985
Falabella SA	691	2,183

(Cost $18,409)		11,370

China — 11.6%
3SBio, Inc., 144A*	961	1,128
51job, Inc., ADR*(b)	19	1,245
AAC Technologies Holdings, Inc.	587	3,704
Air China Ltd., Class H	1,505	1,037
Alibaba Group Holding Ltd., ADR*	1,331	382,037
A-Living Services Co. Ltd., Class H, 144A	301	1,554
BAIC Motor Corp. Ltd., Class H, 144A	2,439	1,168
Bank of Shanghai Co. Ltd., Class A	1,300	1,598
Baoshan Iron & Steel Co. Ltd., Class A	1,800	1,298
BYD Co. Ltd., Class A	200	2,482
BYD Co. Ltd., Class H	455	4,521
BYD Electronic International Co. Ltd.	323	1,369
China CITIC Bank Corp. Ltd., Class H	5,765	2,410
China Conch Venture Holdings Ltd.	1,213	5,259
China Construction Bank Corp., Class H	68,554	48,562
China Eastern Airlines Corp. Ltd., Class A	1,000	737
China Lesso Group Holdings Ltd.	841	1,569
China Literature Ltd., 144A*	212	1,317
China Longyuan Power Group Corp. Ltd., Class H	2,531	1,597
China Medical System Holdings Ltd.	1,129	1,275
China Merchants Bank Co. Ltd., Class H	2,873	13,716
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	300	732
China Minsheng Banking Corp. Ltd., Class H	5,002	3,046
China Molybdenum Co. Ltd., Class H	2,790	1,134
China Resources Pharmaceutical Group Ltd., 144A	1,134	642
China Shenhua Energy Co. Ltd., Class H	2,532	4,228
China Vanke Co. Ltd., Class A	500	1,991
China Vanke Co. Ltd., Class H	1,182	3,676
CITIC Ltd.	5,000	4,561
Contemporary Amperex Technology Co. Ltd., Class A	100	3,013
Country Garden Services Holdings Co. Ltd.	762	5,314
CSPC Pharmaceutical Group Ltd.	4,148	9,216
Dali Foods Group Co. Ltd., 144A	2,295	1,407

	Number of Shares	Value
China (Continued)
ENN Energy Holdings Ltd.	577	$6,403
Fosun International Ltd.	1,660	1,848
Genscript Biotech Corp.*	673	1,301
Greentown Service Group Co. Ltd.	968	1,302
Huaxia Bank Co. Ltd., Class A	1,400	1,314
Industrial Bank Co. Ltd., Class A	1,100	2,595
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	300	1,837
Jiangsu Expressway Co. Ltd., Class H	979	980
Kingdee International Software Group Co. Ltd.*	1,806	4,605
KWG Group Holdings Ltd.*	903	1,717
Lenovo Group Ltd.	5,418	3,621
Logan Group Co. Ltd.	976	1,818
Meituan Dianping, Class B*	2,541	83,802
NARI Technology Co. Ltd., Class A	300	981
NIO, Inc., ADR*	642	12,217
Ping An Healthcare and Technology Co. Ltd., 144A*(b)	265	3,864
Poly Developments and Holdings Group Co. Ltd., Class A	700	1,645
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	766	1,366
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	100	5,000
Sinopharm Group Co. Ltd., Class H	908	2,235
SOHO China Ltd.*	2,427	748
Suning.com Co. Ltd., Class A	800	1,151
Tencent Holdings Ltd.	4,075	278,935
Vipshop Holdings Ltd., ADR*	352	5,812
WuXi AppTec Co. Ltd., Class A	140	2,247
WuXi AppTec Co. Ltd., Class H, 144A	196	2,903
Wuxi Biologics Cayman, Inc., 144A*	723	18,788
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	1,036	892
Yunnan Baiyao Group Co. Ltd., Class A	100	1,689
Yuzhou Group Holdings Co. Ltd.	2,537	1,185
Zhejiang Expressway Co. Ltd., Class H	1,141	770

(Cost $647,920)		974,114

Cyprus — 0.0%
Polymetal International PLC (Cost $1,476)	125	3,338

Czech Republic — 0.0%
CEZ AS	92	1,899
Komercni banka AS*	46	1,110

(Cost $4,042)		3,009

Denmark — 2.3%
Chr Hansen Holding A/S	73	8,399
Coloplast A/S, Class B	80	13,604
Demant A/S*	75	2,244
Genmab A/S*	45	17,032
GN Store Nord A/S	91	6,606
H Lundbeck A/S	52	1,711
Novo Nordisk A/S, Class B	1,238	82,170
Novozymes A/S, Class B	150	8,894
Orsted A/S, 144A	136	19,284

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

August 31, 2020

	Number of Shares	Value
Denmark (Continued)
Pandora A/S	53	$3,879
Tryg A/S	104	3,200
Vestas Wind Systems A/S	143	21,788

(Cost $120,314)		188,811

Egypt — 0.1%
Commercial International Bank Egypt SAE (Cost $3,328)	983	4,191

Finland — 0.6%
Elisa OYJ	103	6,072
Neste OYJ	305	16,345
Orion OYJ, Class B	74	3,480
Stora Enso OYJ, Class R	402	5,928
UPM-Kymmene OYJ	391	11,882
Wartsila OYJ Abp	318	2,724

(Cost $38,276)		46,431

France — 6.1%
Accor SA*	126	3,879
Air Liquide SA	343	57,040
Amundi SA, 144A*	43	3,348
Atos SE*	73	6,330
AXA SA	1,385	28,285
Bouygues SA*	159	6,323
Carrefour SA	432	6,954
Cie de Saint-Gobain*	370	15,036
Cie Generale des Etablissements Michelin SCA	121	13,692
CNP Assurances*	105	1,409
Covivio REIT	37	2,748
Credit Agricole SA*	859	8,823
Danone SA	431	28,402
Dassault Systemes SE	92	17,368
Eiffage SA*	61	5,633
EssilorLuxottica SA*	202	27,081
Eurazeo SE*	40	2,115
Gecina SA REIT	34	4,684
Getlink SE*	349	5,359
JCDecaux SA*	55	1,052
Kering SA	54	33,234
Klepierre SA REIT (b)	142	2,342
L’Oreal SA	178	58,946
Natixis SA*	593	1,635
Orange SA	1,426	15,912
Publicis Groupe SA*	149	5,234
Schneider Electric SE	390	48,391
SEB SA	16	2,815
Teleperformance	43	13,288
TOTAL SE	1,745	69,077
Ubisoft Entertainment SA*	64	5,278
Unibail-Rodamco-Westfield REIT (b)	100	4,683
Valeo SA	160	4,899
Wendel SE	22	2,261

(Cost $505,465)		513,556

Germany — 6.0%
adidas AG*	135	41,106
Allianz SE	299	64,910

	Number of Shares	Value
Germany (Continued)
BASF SE	642	$39,204
Bayerische Motoren Werke AG	249	17,912
Beiersdorf AG	74	8,567
Commerzbank AG*	724	4,211
Delivery Hero SE, 144A*	91	9,797
Deutsche Boerse AG	134	25,385
Deutsche Wohnen SE	258	13,774
Fraport AG Frankfurt Airport Services Worldwide*(b)	39	1,780
HeidelbergCement AG	98	6,238
Henkel AG & Co. KGaA	67	6,030
Merck KGaA	88	11,961
METRO AG	139	1,378
MTU Aero Engines AG	38	7,055
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	102	29,484
SAP SE	743	122,661
Siemens AG	547	75,663
Symrise AG	89	12,299
Telefonica Deutschland Holding AG	511	1,415

(Cost $425,143)		500,830

Greece — 0.0%
Hellenic Telecommunications Organization SA (Cost $1,470)	119	1,950

Hong Kong — 1.9%
Alibaba Health Information Technology Ltd.*	2,674	6,459
ASM Pacific Technology Ltd.	245	2,635
BOC Hong Kong Holdings Ltd.	2,732	7,755
China Everbright International Ltd.	2,618	1,581
China Gas Holdings Ltd.	1,866	5,116
China Mengniu Dairy Co. Ltd.*	2,095	10,299
China Overseas Land & Investment Ltd.	2,894	8,383
China Resources Gas Group Ltd.	641	3,011
CLP Holdings Ltd.	1,176	11,555
Geely Automobile Holdings Ltd.	3,802	8,036
Hang Seng Bank Ltd.	563	8,855
HKT Trust & HKT Ltd. (a)	2,998	4,286
Hong Kong & China Gas Co. Ltd.	7,942	11,559
Hong Kong Exchanges & Clearing Ltd.	867	43,763
Hutchison China MediTech Ltd., ADR*	43	1,429
Lee & Man Paper Manufacturing Ltd.	1,293	774
MTR Corp. Ltd.	1,149	5,982
PCCW Ltd.	3,393	2,128
Shenzhen Investment Ltd.	985	334
Sino Biopharmaceutical Ltd.	7,713	8,907
Sun Art Retail Group Ltd.	1,538	2,004
Swire Pacific Ltd., Class A	377	2,053
Swire Properties Ltd.	1,018	2,758
Wharf Holdings Ltd.	1,000	1,951

(Cost $152,876)		161,613

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC*	348	1,966
OTP Bank Nyrt*	153	5,176

(Cost $10,241)		7,142

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

August 31, 2020

	Number of Shares	Value
India — 2.8%
Ambuja Cements Ltd.	440	$1,259
Asian Paints Ltd.	185	4,773
Axis Bank Ltd., GDR*	175	5,909
Axis Bank Ltd.*	550	3,712
Berger Paints India Ltd.	169	1,235
Bharat Petroleum Corp. Ltd.	389	2,155
Bharti Airtel Ltd.	940	6,552
Britannia Industries Ltd.	43	2,177
Dabur India Ltd.	360	2,321
Divi’s Laboratories Ltd.	57	2,418
DLF Ltd.	421	906
Eicher Motors Ltd.	80	2,274
Grasim Industries Ltd.	216	1,980
Havells India Ltd.	185	1,547
HCL Technologies Ltd.	767	7,236
Hero MotoCorp Ltd.	72	2,940
Hindalco Industries Ltd.*	1,148	2,889
Hindustan Petroleum Corp. Ltd.	450	1,232
Hindustan Unilever Ltd.	596	17,144
Housing Development Finance Corp. Ltd.	1,157	28,806
Infosys Ltd., ADR	1,321	16,645
Infosys Ltd.	1,180	14,886
Lupin Ltd.	164	2,067
Mahindra & Mahindra Ltd.	643	5,302
Nestle India Ltd.	16	3,467
Pidilite Industries Ltd.	88	1,677
Piramal Enterprises Ltd.	68	1,263
Reliance Industries Ltd.	2,052	58,005
Shree Cement Ltd.	6	1,653
Tata Consultancy Services Ltd.	668	20,485
Tech Mahindra Ltd.	274	2,758
Titan Co. Ltd.	275	4,111
UPL Ltd.	480	3,299
Wipro Ltd.	551	2,031

(Cost $221,554)		237,114

Indonesia — 0.6%
PT Astra International Tbk	15,008	5,256
PT Bank Central Asia Tbk	6,823	14,700
PT Bank Mandiri Persero Tbk	13,891	5,676
PT Bank Negara Indonesia Persero Tbk	5,468	1,915
PT Bank Rakyat Indonesia Persero Tbk	40,841	9,844
PT Barito Pacific Tbk*	19,700	1,136
PT Indah Kiat Pulp & Paper Corp. Tbk*	2,093	1,337
PT Indofood Sukses Makmur Tbk	2,981	1,561
PT Kalbe Farma Tbk	15,558	1,688
PT Perusahaan Gas Negara Tbk	8,505	733
PT Unilever Indonesia Tbk	6,190	3,496
PT United Tractors Tbk	1,262	1,993

(Cost $57,153)		49,335

Ireland — 0.6%
CRH PLC	572	21,207
DCC PLC	78	6,922
Kerry Group PLC, Class A	111	14,603
Kingspan Group PLC	108	9,293

(Cost $38,596)		52,025

	Number of Shares	Value
Israel — 0.2%
Bank Hapoalim BM	859	$5,213
Bank Leumi Le-Israel BM	1,118	5,737
Mizrahi Tefahot Bank Ltd.	116	2,368

(Cost $15,215)		13,318

Italy — 1.1%
Assicurazioni Generali SpA	790	12,287
Enel SpA	5,708	51,806
Intesa Sanpaolo SpA*	11,857	25,599

(Cost $84,805)		89,692

Japan — 16.2%
Aeon Co. Ltd.	500	12,396
Ajinomoto Co., Inc.	300	5,590
ANA Holdings, Inc.*	100	2,497
Asahi Kasei Corp.	700	5,875
Astellas Pharma, Inc.	1,300	20,405
Bridgestone Corp.	400	12,678
Casio Computer Co. Ltd.	100	1,612
Central Japan Railway Co.	100	14,984
Chugai Pharmaceutical Co. Ltd.	510	22,705
CyberAgent, Inc.	100	5,328
Dai Nippon Printing Co. Ltd.	200	4,251
Daicel Corp.	200	1,452
Daifuku Co. Ltd. (b)	100	8,798
Dai-ichi Life Holdings, Inc.	800	12,112
Daiichi Sankyo Co. Ltd.	400	35,634
Daikin Industries Ltd.	190	35,771
Daiwa House Industry Co. Ltd.	400	10,714
Denso Corp.	300	12,609
East Japan Railway Co.	230	14,959
Eisai Co. Ltd.	200	17,474
ENEOS Holdings, Inc.	2,200	8,622
Fast Retailing Co. Ltd.	44	26,256
Fujitsu Ltd.	150	19,548
Hankyu Hanshin Holdings, Inc.	100	3,249
Hino Motors Ltd.	200	1,347
Hirose Electric Co. Ltd.	25	2,831
Hitachi Construction Machinery Co. Ltd.	100	3,508
Hitachi Metals Ltd.	200	3,001
Honda Motor Co. Ltd.	1,100	28,308
Hulic Co. Ltd.	200	1,822
Inpex Corp.	700	4,448
Isuzu Motors Ltd.	300	2,968
Japan Retail Fund Investment Corp. REIT	2	3,016
JFE Holdings, Inc.	300	2,272
Kajima Corp.	300	3,737
Kansai Paint Co. Ltd.	100	2,385
Kao Corp.	350	26,632
Kawasaki Heavy Industries Ltd.	100	1,416
KDDI Corp.	1,100	31,928
Keio Corp.	100	6,045
Keyence Corp.	136	56,018
Kikkoman Corp.	100	5,432
Kobayashi Pharmaceutical Co. Ltd.	50	4,451
Komatsu Ltd.	600	13,036
Konami Holdings Corp.	50	1,926
Kubota Corp.	800	14,458

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

August 31, 2020

	Number of Shares	Value
Japan (Continued)
Kuraray Co. Ltd.	200	$2,046
Kurita Water Industries Ltd.	100	3,131
Kyushu Railway Co.	100	2,205
Lawson, Inc.	50	2,466
Marubeni Corp.	1,100	6,634
Marui Group Co. Ltd.	100	1,827
Mazda Motor Corp.	200	1,282
Mercari, Inc.*	100	4,536
Mitsubishi Chemical Holdings Corp.	800	4,676
Mitsubishi Estate Co. Ltd.	900	14,101
Mitsubishi Materials Corp.	100	2,101
Mitsubishi UFJ Lease & Finance Co. Ltd.	300	1,417
Mitsui Chemicals, Inc.	100	2,351
Mitsui Fudosan Co. Ltd.	600	10,863
Mizuho Financial Group, Inc.	16,600	22,510
MS&AD Insurance Group Holdings, Inc.	300	8,320
Murata Manufacturing Co. Ltd.	400	23,688
Nabtesco Corp.	100	3,164
Nagoya Railroad Co. Ltd.	100	2,790
NEC Corp.	200	10,543
NGK Insulators Ltd.	200	2,842
NGK Spark Plug Co. Ltd.	100	1,721
Nikon Corp.	200	1,569
Nintendo Co. Ltd.	85	45,480
Nippon Building Fund, Inc. REIT	1	6,026
Nippon Express Co. Ltd.	50	2,956
Nippon Paint Holdings Co. Ltd.	100	8,581
Nippon Prologis REIT, Inc. REIT	2	6,544
Nippon Yusen KK	100	1,563
Nissin Foods Holdings Co. Ltd.	50	4,998
Nitori Holdings Co. Ltd.	60	12,549
Nitto Denko Corp.	100	6,073
Nomura Real Estate Holdings, Inc.	100	1,913
Nomura Real Estate Master Fund, Inc. REIT	3	3,845
Nomura Research Institute Ltd.	200	5,317
NSK Ltd.	300	2,300
NTT DOCOMO, Inc.	800	22,323
Obayashi Corp.	400	3,912
Odakyu Electric Railway Co. Ltd.	200	4,947
Omron Corp.	150	10,991
Ono Pharmaceutical Co. Ltd.	300	9,050
Oriental Land Co. Ltd.	150	20,355
ORIX Corp.	1,000	12,466
Osaka Gas Co. Ltd.	300	5,864
Otsuka Corp.	100	4,904
Panasonic Corp.	1,600	14,754
Park24 Co. Ltd.	100	1,807
Rakuten, Inc.	500	4,399
Recruit Holdings Co. Ltd.	900	34,168
Resona Holdings, Inc.	1,500	5,516
Rohm Co. Ltd.	100	6,431
Santen Pharmaceutical Co. Ltd.	300	5,717
Secom Co. Ltd.	150	14,180
Sega Sammy Holdings, Inc.	100	1,159
Sekisui Chemical Co. Ltd.	300	4,801
Sekisui House Ltd.	400	7,906
Seven & i Holdings Co. Ltd.	500	16,186

	Number of Shares	Value
Japan (Continued)
SG Holdings Co. Ltd.	100	$4,597
Sharp Corp.	200	2,484
Shimadzu Corp.	100	2,985
Shimizu Corp.	400	3,078
Shin-Etsu Chemical Co. Ltd.	250	30,376
Shionogi & Co. Ltd.	200	11,095
Shiseido Co. Ltd.	300	17,458
Showa Denko KK	100	1,949
Sohgo Security Services Co. Ltd.	50	2,336
Sompo Holdings, Inc.	250	9,383
Sony Corp.	900	70,518
Stanley Electric Co. Ltd.	100	2,867
Sumitomo Chemical Co. Ltd.	1,100	3,579
Sumitomo Metal Mining Co. Ltd.	200	6,105
Sumitomo Mitsui Trust Holdings, Inc.	200	5,792
Sumitomo Rubber Industries Ltd.	100	963
Suntory Beverage & Food Ltd.	100	3,857
Sysmex Corp.	100	8,729
T&D Holdings, Inc.	400	4,187
Taisei Corp.	100	3,456
Takeda Pharmaceutical Co. Ltd.	1,100	41,066
TDK Corp.	100	10,382
Teijin Ltd.	100	1,569
Tobu Railway Co. Ltd.	100	3,121
Tokyo Electron Ltd.	115	29,443
Tokyo Gas Co. Ltd.	200	4,444
Tokyu Corp.	300	4,011
Toppan Printing Co. Ltd.	100	1,554
Toray Industries, Inc.	1,000	4,750
TOTO Ltd.	100	4,390
Toyo Suisan Kaisha Ltd.	100	5,677
Toyota Tsusho Corp.	100	2,914
Unicharm Corp.	300	13,053
USS Co. Ltd.	200	3,378
West Japan Railway Co.	100	5,253
Yakult Honsha Co. Ltd.	100	5,705
Yamada Denki Co. Ltd.	400	2,146
Yamaha Corp.	100	4,875
Yamaha Motor Co. Ltd.	200	3,151
Yaskawa Electric Corp. (b)	200	7,195
Yokogawa Electric Corp.	200	3,268
ZOZO, Inc.	100	2,814

(Cost $1,225,706)		1,353,221

Jordan — 0.0%
Hikma Pharmaceuticals PLC (Cost $3,162)	99	3,143

Luxembourg — 0.0%
SES SA	269	1,914
Tenaris SA	322	1,895

(Cost $9,792)		3,809

Malaysia — 0.7%
AMMB Holdings Bhd	1,400	981
Axiata Group Bhd	2,152	1,555
CIMB Group Holdings Bhd	3,587	2,842
Dialog Group Bhd	2,800	2,413
DiGi.Com Bhd	2,500	2,371
Fraser & Neave Holdings Bhd	200	1,470

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

August 31, 2020

	Number of Shares	Value
Malaysia (Continued)
HAP Seng Consolidated Bhd	500	$864
Hartalega Holdings Bhd	1,000	3,966
IHH Healthcare Bhd	1,900	2,445
Malayan Banking Bhd	2,859	5,031
Malaysia Airports Holdings Bhd	900	1,102
Maxis Bhd	2,100	2,521
MISC Bhd	900	1,644
Nestle Malaysia Bhd	19	635
Petronas Dagangan Bhd	300	1,484
PPB Group Bhd	400	1,728
Press Metal Aluminium Holdings Bhd	1,100	1,376
Public Bank Bhd	2,100	8,278
RHB Bank Bhd	900	990
Sime Darby Bhd	2,000	1,051
Tenaga Nasional Bhd	1,800	4,693
Top Glove Corp. Bhd	1,000	6,309
Westports Holdings Bhd	1,100	964

(Cost $61,667)		56,713

Mexico — 0.3%
Alfa SAB de CV, Class A	2,091	1,344
Arca Continental SAB de CV	349	1,592
Cemex SAB de CV, Series CPO	11,057	3,547
Coca-Cola Femsa SAB de CV	384	1,611
Fomento Economico Mexicano SAB de CV	1,459	8,490
Gruma SAB de CV, Class B	161	1,904
Grupo Aeroportuario del Sureste SAB de CV, Class B*	173	1,960
Grupo Bimbo SAB de CV, Series A	1,236	2,283
Industrias Penoles SAB de CV	103	1,718
Infraestructura Energetica Nova SAB de CV	331	969
Kimberly-Clark de Mexico SAB de CV, Class A	1,156	1,857

(Cost $34,323)		27,275

Netherlands — 3.5%
Aegon NV	1,145	3,195
Akzo Nobel NV	140	13,887
ASML Holding NV	299	112,390
ING Groep NV*	2,860	23,273
Koninklijke Ahold Delhaize NV	777	23,436
Koninklijke DSM NV	123	19,778
Koninklijke KPN NV	2,733	7,181
Koninklijke Philips NV*	636	30,147
Koninklijke Vopak NV	38	2,091
NN Group NV	226	8,528
Prosus NV*	348	34,893
Wolters Kluwer NV	193	15,880

(Cost $221,128)		294,679

New Zealand — 0.3%
Auckland International Airport Ltd.	706	3,164
Fisher & Paykel Healthcare Corp. Ltd.	409	10,187
Mercury NZ Ltd.	509	1,785
Meridian Energy Ltd.	827	2,840
Ryman Healthcare Ltd.	374	3,397

(Cost $17,559)		21,373

	Number of Shares	Value
Norway — 0.5%
Equinor ASA	680	$11,096
Mowi ASA	310	6,103
Norsk Hydro ASA*	954	3,066
Orkla ASA	628	6,435
Schibsted ASA, Class B*	73	2,912
Telenor ASA	537	8,793

(Cost $46,676)		38,405

Philippines — 0.3%
Aboitiz Equity Ventures, Inc.	1,620	1,604
Aboitiz Power Corp.	1,700	934
Ayala Corp.	200	3,026
Bank of the Philippine Islands	790	1,092
BDO Unibank, Inc.	1,500	2,661
JG Summit Holdings, Inc.	1,700	2,254
Manila Electric Co.	150	832
Metropolitan Bank & Trust Co.	1,582	1,093
SM Investments Corp.	160	2,805
SM Prime Holdings, Inc.	8,000	4,818

(Cost $24,688)		21,119

Poland — 0.3%
Bank Polska Kasa Opieki SA*	118	1,682
CD Projekt SA*	45	5,379
Grupa Lotos SA	91	1,003
KGHM Polska Miedz SA*	94	3,506
mBank SA*	10	513
Polski Koncern Naftowy ORLEN SA	251	3,465
Powszechna Kasa Oszczednosci Bank Polski SA*	540	3,175
Powszechny Zaklad Ubezpieczen SA*	423	3,133
Santander Bank Polska SA*	23	950

(Cost $31,676)		22,806

Portugal — 0.2%
EDP — Energias de Portugal SA	1,982	10,055
Galp Energia SGPS SA	411	4,410
Jeronimo Martins SGPS SA	203	3,340

(Cost $16,345)		17,805

Qatar — 0.2%
Commercial Bank PSQC	1,380	1,574
Ooredoo QPSC	670	1,215
Qatar National Bank QPSC	3,331	16,468

(Cost $20,057)		19,257

Romania — 0.0%
NEPI Rockcastle PLC (Cost $2,365)	296	1,385

Russia — 0.6%
Gazprom PJSC	8,515	20,775
Inter RAO UES PJSC	26,571	1,865
LUKOIL PJSC	303	20,331
Novolipetsk Steel PJSC	886	1,845
PhosAgro PJSC, GDR	105	1,252
Polyus PJSC	21	5,101

(Cost $55,008)		51,169

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

August 31, 2020

	Number of Shares	Value
Saudi Arabia — 0.4%
Almarai Co. JSC	185	$2,649
Banque Saudi Fransi	401	3,416
Samba Financial Group	635	4,664
Saudi Arabian Mining Co.*	302	3,173
Saudi Basic Industries Corp.	638	14,970
Savola Group	174	2,255

(Cost $34,047)		31,127

Singapore — 0.8%
Ascendas Real Estate Investment Trust REIT	1,972	4,815
BOC Aviation Ltd., 144A	179	1,332
CapitaLand Commercial Trust REIT	1,800	2,224
CapitaLand Ltd.	1,800	3,667
CapitaLand Mall Trust REIT	1,800	2,595
City Developments Ltd.	300	1,772
DBS Group Holdings Ltd.	1,300	19,955
Jardine Cycle & Carriage Ltd.	100	1,394
Keppel Corp. Ltd.	1,000	3,369
Singapore Airlines Ltd.	1,000	2,685
Singapore Exchange Ltd.	500	3,166
Singapore Telecommunications Ltd.	5,600	9,473
United Overseas Bank Ltd.	800	11,509
UOL Group Ltd.	400	1,933

(Cost $79,977)		69,889

South Africa — 1.6%
Absa Group Ltd.	507	2,312
Anglo American Platinum Ltd.(b)	37	2,761
Aspen Pharmacare Holdings Ltd.*	289	2,318
Bid Corp. Ltd.	185	3,057
Bidvest Group Ltd.	240	1,928
Capitec Bank Holdings Ltd.	15	739
Clicks Group Ltd.	194	2,634
Exxaro Resources Ltd.	171	1,385
FirstRand Ltd.	3,385	7,563
Gold Fields Ltd.	587	7,591
Growthpoint Properties Ltd. REIT	2,335	1,683
Impala Platinum Holdings Ltd.	550	5,076
Kumba Iron Ore Ltd.	42	1,316
Life Healthcare Group Holdings Ltd.	934	912
Mr Price Group Ltd.	212	1,450
MTN Group Ltd.	1,249	4,502
MultiChoice Group*	327	1,870
Naspers Ltd., Class N	319	58,236
Nedbank Group Ltd.	290	1,643
Northam Platinum Ltd.*	264	2,494
Old Mutual Ltd.	3,667	2,422
Remgro Ltd.	410	2,128
Sanlam Ltd.	1,309	4,248
Sasol Ltd.*(b)	419	3,427
Shoprite Holdings Ltd.	317	2,068
SPAR Group Ltd.	143	1,364
Standard Bank Group Ltd.	927	5,778
Vodacom Group Ltd.	442	3,336
Woolworths Holdings Ltd.	771	1,447

(Cost $196,440)		137,688

	Number of Shares	Value
South Korea — 1.8%
Amorepacific Corp.	27	$3,819
AMOREPACIFIC Group	25	1,073
BNK Financial Group, Inc.	119	509
CJ CheilJedang Corp.	7	2,398
CJ Corp.	12	818
GS Engineering & Construction Corp.	46	957
GS Holdings Corp.	38	1,040
Hana Financial Group, Inc.	223	5,294
Hankook Tire & Technology Co. Ltd.	59	1,465
Hanwha Solutions Corp.	92	3,094
Hyundai Heavy Industries Holdings Co. Ltd.	7	1,332
Hyundai Marine & Fire Insurance Co. Ltd.	48	893
KB Financial Group, Inc.	294	9,120
LG Chem Ltd.	30	18,689
LG Corp.	70	4,873
LG Display Co. Ltd.*	169	2,077
LG Electronics, Inc.	81	5,741
LG Household & Health Care Ltd.	7	8,680
LG Innotek Co. Ltd.	3	366
Lotte Chemical Corp.	13	2,074
Lotte Corp.	25	631
NAVER Corp.	89	24,162
Samsung Electro-Mechanics Co. Ltd.	40	4,192
Samsung Fire & Marine Insurance Co. Ltd.	23	3,621
Samsung SDI Co. Ltd.	40	15,237
Shinhan Financial Group Co. Ltd.	317	7,912
SK Holdings Co. Ltd.	24	4,324
SK Innovation Co. Ltd.	34	4,150
SK Telecom Co. Ltd.	28	5,846
S-Oil Corp.	33	1,570
Woori Financial Group, Inc.	388	2,763
Yuhan Corp.	30	1,692

(Cost $148,114)		150,412

Spain — 1.6%
Banco Bilbao Vizcaya Argentaria SA	4,875	14,302
Bankinter SA	505	2,722
CaixaBank SA	2,656	5,851
Iberdrola SA	4,119	51,971
Industria de Diseno Textil SA	785	22,109
Naturgy Energy Group SA	237	4,580
Red Electrica Corp. SA	328	6,286
Repsol SA	1,036	8,205
Telefonica SA	3,498	13,851

(Cost $159,170)		129,877

Sweden — 2.0%
Assa Abloy AB, Class B	695	16,116
Atlas Copco AB, Class A	477	22,116
Atlas Copco AB, Class B	286	11,516
Boliden AB	195	5,831
Electrolux AB, Series B	140	3,042
Essity AB, Class B*	444	15,320
Hennes & Mauritz AB, Class B	566	9,050
Husqvarna AB, Class B	321	3,498
ICA Gruppen AB	60	2,951
Investment AB Latour, Class B	116	2,594

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

August 31, 2020

	Number of Shares	Value
Sweden (Continued)
Kinnevik AB, Class B (b)	139	$5,384
Sandvik AB*	803	15,809
Skandinaviska Enskilda Banken AB, Class A*	1,160	11,532
Skanska AB, Class B*	250	5,107
SKF AB, Class B	253	5,063
Svenska Cellulosa AB SCA, Class B*	420	5,427
Svenska Handelsbanken AB, Class A*	1,080	10,896
Tele2 AB, Class B	361	5,129
Telia Co. AB	1,878	7,253

(Cost $132,938)		163,634

Switzerland — 5.5%
ABB Ltd.	1,329	33,902
Adecco Group AG	120	6,298
Alcon, Inc.*	352	20,077
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	1	8,546
Cie Financiere Richemont SA, Class A	373	24,755
Clariant AG	145	3,027
Coca-Cola HBC AG*	147	3,925
Givaudan SA	7	29,463
Kuehne + Nagel International AG*	41	7,971
Lonza Group AG	53	32,985
Roche Holding AG	494	173,198
SGS SA	4	10,386
Sika AG	105	25,257
Sonova Holding AG*	41	9,612
Straumann Holding AG	7	6,910
Swiss Re AG	212	17,102
Swisscom AG	19	10,550
Zurich Insurance Group AG	108	40,060

(Cost $359,782)		464,024

Taiwan — 5.3%
Accton Technology Corp.	347	2,767
Acer, Inc.	2,216	1,764
Advantech Co. Ltd.	267	2,762
ASE Technology Holding Co. Ltd.	2,612	5,448
AU Optronics Corp.*	5,940	2,116
Catcher Technology Co. Ltd.	471	3,219
Cathay Financial Holding Co. Ltd.	4,995	6,784
Chailease Holding Co. Ltd.	1,006	4,440
Cheng Shin Rubber Industry Co. Ltd.	1,499	1,839
China Steel Corp.	8,819	5,981
Chunghwa Telecom Co. Ltd.	2,878	10,642
Compal Electronics, Inc.	3,010	1,898
CTBC Financial Holding Co. Ltd.	13,085	8,451
Delta Electronics, Inc.	1,485	9,565
E.Sun Financial Holding Co. Ltd.	8,161	7,565
Eva Airways Corp.	226	89
Evergreen Marine Corp. Taiwan Ltd.*	2,510	1,488
Far Eastern New Century Corp.	2,498	2,252
Far EasTone Telecommunications Co. Ltd.	1,268	2,649
First Financial Holding Co. Ltd.	7,163	5,188
Fubon Financial Holding Co. Ltd.	4,213	6,145
Hiwin Technologies Corp.	170	1,866
Hotai Motor Co. Ltd.	204	4,151

	Number of Shares	Value
Taiwan (Continued)
Hua Nan Financial Holdings Co. Ltd.	6,500	$3,999
Innolux Corp.*	7,081	2,201
Inventec Corp.	1,950	1,512
Lite-On Technology Corp.	1,579	2,497
MediaTek, Inc.	1,101	20,863
Micro-Star International Co. Ltd.	456	2,106
Nan Ya Plastics Corp.	3,413	7,154
President Chain Store Corp.	448	4,122
Quanta Computer, Inc.	1,910	5,012
SinoPac Financial Holdings Co. Ltd.	6,388	2,351
Standard Foods Corp.	609	1,322
Taishin Financial Holding Co. Ltd.	7,598	3,431
Taiwan Business Bank	3,489	1,189
Taiwan High Speed Rail Corp.	1,537	1,702
Taiwan Mobile Co. Ltd.	1,259	4,355
Taiwan Semiconductor Manufacturing Co. Ltd.	17,491	254,244
Uni-President Enterprises Corp.	3,686	8,367
United Microelectronics Corp.	7,051	5,095
Vanguard International Semiconductor Corp.	639	2,036
Win Semiconductors Corp.	218	2,125
Wistron Corp.	2,104	2,287
Yageo Corp.	194	2,202
Yuanta Financial Holding Co. Ltd.	8,185	5,133

(Cost $295,711)		444,374

Thailand — 0.8%
Advanced Info Service PCL, NVDR	800	4,704
Airports of Thailand PCL, NVDR	3,100	5,578
Bangkok Dusit Medical Services PCL, NVDR	7,200	4,812
BTS Group Holdings PCL, NVDR	4,000	1,337
Bumrungrad Hospital PCL, NVDR	300	1,065
Central Pattana PCL, NVDR	1,400	2,114
Charoen Pokphand Foods PCL, NVDR	2,800	2,901
CP ALL PCL, NVDR	4,400	8,977
Electricity Generating PCL, NVDR	200	1,427
Energy Absolute PCL, NVDR	1,200	1,619
Global Power Synergy PCL, NVDR	500	1,028
Gulf Energy Development PCL, NVDR	2,000	2,024
Home Product Center PCL, NVDR	4,800	2,298
Indorama Ventures PCL, NVDR	1,400	1,066
Intouch Holdings PCL, NVDR	1,600	2,802
IRPC PCL, NVDR	13,400	1,008
Kasikornbank PCL, NVDR	1,400	3,790
Land & Houses PCL, NVDR	4,800	1,141
Minor International PCL, NVDR*	1,600	1,152
Muangthai Capital PCL	600	959
PTT Exploration & Production PCL, NVDR	1,000	2,860
PTT Global Chemical PCL, NVDR	1,700	2,526
Siam Cement PCL, NVDR	600	6,825
Siam Commercial Bank PCL, NVDR	700	1,631
Thai Oil PCL, NVDR	500	667
TMB Bank PCL, NVDR	18,445	557
True Corp. PCL, NVDR	5,900	629

(Cost $86,094)		67,497

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

August 31, 2020

	Number of Shares	Value
Turkey — 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	572	$1,262
KOC Holding AS	746	1,510
Turkcell Iletisim Hizmetleri AS	897	1,746

(Cost $5,051)		4,518

United Arab Emirates — 0.3%
Abu Dhabi Commercial Bank PJSC	2,038	3,074
Aldar Properties PJSC	3,128	1,729
Dubai Islamic Bank PJSC	1,453	1,622
Emirates NBD Bank PJSC	1,790	5,263
Emirates Telecommunications Group Co. PJSC	1,266	5,707
First Abu Dhabi Bank PJSC	1,987	6,199
NMC Health PLC*(c)	76	0

(Cost $29,286)		23,594

United Kingdom — 7.7%
3i Group PLC	653	8,201
Associated British Foods PLC	262	7,178
Aviva PLC	2,667	10,095
Barratt Developments PLC	698	4,908
Berkeley Group Holdings PLC	84	5,128
British Land Co. PLC REIT	710	3,477
BT Group PLC	6,174	8,651
Burberry Group PLC	313	6,054
CNH Industrial NV*	738	5,855
Coca-Cola European Partners PLC	155	6,380
Compass Group PLC	1,269	20,738
Croda International PLC	97	7,663
Ferguson PLC	170	16,789
GlaxoSmithKline PLC	3,570	70,362
Informa PLC*	1,089	6,028
InterContinental Hotels Group PLC*	132	7,787
J Sainsbury PLC	1,332	3,278
JD Sports Fashion PLC	297	2,886
Johnson Matthey PLC	140	4,452
Kingfisher PLC	1,399	5,063
Land Securities Group PLC REIT	499	3,863
Legal & General Group PLC	4,256	12,383
London Stock Exchange Group PLC	231	27,218
Mondi PLC	359	7,023
National Grid PLC	2,508	28,315
Next PLC	94	7,600
Pearson PLC	388	2,906
Prudential PLC	1,871	30,601
Reckitt Benckiser Group PLC	508	51,082
RELX PLC	1,404	32,005
Rentokil Initial PLC*	1,390	9,920
RSA Insurance Group PLC	778	4,680
Sage Group PLC	692	6,862
Schroders PLC	70	2,716
Segro PLC REIT	774	9,874
Smith & Nephew PLC	632	12,875
Spirax-Sarco Engineering PLC	52	7,133
SSE PLC	726	12,238
Standard Chartered PLC*	2,017	10,597
Standard Life Aberdeen PLC	1,754	5,571
Taylor Wimpey PLC	2,688	4,409

	Number of Shares	Value
United Kingdom (Continued)
Tesco PLC	6,752	$19,772
Unilever NV	1,037	60,162
Unilever PLC	815	48,670
Whitbread PLC	156	5,283
Wm Morrison Supermarkets PLC	1,741	4,483
WPP PLC	924	7,987

(Cost $630,793)		647,201

TOTAL COMMON STOCKS (Cost $7,312,330)		8,221,976

PREFERRED STOCKS — 0.9%
Brazil — 0.4%
Banco Bradesco SA	3,152	11,916
Cia Energetica de Minas Gerais	668	1,282
Itau Unibanco Holding SA	3,274	14,055
Itausa SA	3,246	5,580
Telefonica Brasil SA	338	2,947

(Cost $70,278)		35,780

Chile — 0.1%
Embotelladora Andina SA, Class B	379	809
Sociedad Quimica y Minera de Chile SA, Class B	92	2,883

(Cost $5,661)		3,692

Colombia — 0.0%
Bancolombia SA (Cost $2,479)	374	2,665

Germany — 0.3%
Bayerische Motoren Werke AG	36	2,028
Henkel AG & Co. KGaA	134	13,712
Sartorius AG	27	11,463

(Cost $21,890)		27,203

South Korea — 0.1%
AMOREPACIFIC Group	1	28
LG Chem Ltd.	8	2,526
LG Household & Health Care Ltd.	2	1,180

(Cost $2,583)		3,734

TOTAL PREFERRED STOCKS (Cost $102,891)		73,074

RIGHTS — 0.0%
Australia — 0.0%
Sydney Airport*, expires 9/7/20 (Cost $0)	155	133

Thailand — 0.0%
Gulf Energy Development PCL*, expires 9/23/20 (Cost $0)	200	10

TOTAL RIGHTS (Cost $0)		143

WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings PCL*, expires 2/16/21	400	11
Minor International PCL*, expires 7/31/23	73	23

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

August 31, 2020

	Number of Shares	Value
Thailand (Continued)
Minor International PCL*, expires 9/30/21	80	$2

TOTAL WARRANTS (Cost $0)		36

EXCHANGE-TRADED FUNDS — 0.2%
Xtrackers MSCI EAFE ESG Leaders Equity ETF (d)	475	12,303
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (d)	200	5,738

TOTAL EXCHANGE-TRADED FUNDS (Cost $15,892)		18,041

SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04% (e)(f) (Cost $18,551)	18,551	18,551

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.06% (e) (Cost $6,027)	6,027	6,027

TOTAL INVESTMENTS — 99.6% (Cost $7,455,691)		$8,337,848
Other assets and liabilities, net — 0.4%		33,078

NET ASSETS — 100.0%		$8,370,926

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2020 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2020	Value ($) at 8/31/2020
EXCHANGE-TRADED FUNDS — 0.2%
Xtrackers MSCI EAFE ESG Leaders Equity ETF (d)
2,415	115,960	(111,725)		4,471	1,182	209	—	475	12,303
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (d)
—	40,667	(36,891)		1,057	905	116	—	200	5,738

SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04% (e)(f)
51,069	—	(32,518	)(g)	—	—	601	—	18,551	18,551

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.06% (e)
6,580	390,480	(391,033)		—	—	99	—	6,027	6,027

60,064	547,107	(572,167)		5,528	2,087	1,025	—	25,253	42,619

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2020 amounted to $39,489, which is 0.5% of net assets.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund advised by DBX Advisors LLC.

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (Continued)

August 31, 2020

(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $23,446.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2020.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
MSCI Emerging Markets Index Futures	USD	1	$49,365	$55,020	9/18/2020	$5,655

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$8,221,976	$—	$0	$8,221,976
Preferred Stocks (h)	73,074	—	—	73,074
Rights (h)	—	143	—	143
Warrants	36	—	—	36
Exchange-Traded Funds	18,041	—	—	18,041
Short-Term Investments (h)	24,578	—	—	24,578
Derivatives (i)
Futures Contracts	5,655	—	—	5,655

TOTAL	$8,343,360	$143	$0	$8,343,503

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended August 31, 2020, the amount of transfers between Level 1 and Level 3 was $2,316. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity.

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF

August 31, 2020

	Number of Shares	Value
COMMON STOCKS — 98.9%
Australia — 6.8%
APA Group (a)	1,855	$14,309
ASX Ltd.	319	20,605
Aurizon Holdings Ltd.	3,261	10,491
AusNet Services	3,262	4,403
Australia & New Zealand Banking Group Ltd.	4,585	61,985
BlueScope Steel Ltd.	739	6,935
Brambles Ltd.	2,551	20,922
Coca-Cola Amatil Ltd.	786	5,290
Cochlear Ltd.	103	14,637
Coles Group Ltd.	2,138	28,034
Commonwealth Bank of Australia	2,847	143,764
Computershare Ltd.	766	7,529
Dexus REIT	1,728	11,284
Evolution Mining Ltd.	2,504	10,278
Fortescue Metals Group Ltd.	2,809	36,188
Goodman Group REIT	2,680	36,290
GPT Group REIT	3,168	8,973
Insurance Australia Group Ltd.	3,644	12,855
Lendlease Group (a)	1,061	9,118
Macquarie Group Ltd.	553	52,226
Mirvac Group REIT	6,410	10,002
National Australia Bank Ltd.	5,218	69,191
Newcrest Mining Ltd.	1,325	31,318
Northern Star Resources Ltd.	1,183	11,942
Orica Ltd.	590	7,583
Origin Energy Ltd.	2,701	11,186
Ramsay Health Care Ltd.	287	13,809
SEEK Ltd.	513	7,842
Stockland REIT	3,730	10,924
Suncorp Group Ltd.	2,100	14,443
Sydney Airport (a)	1,868	7,902
Telstra Corp. Ltd.	6,618	14,145
Transurban Group (a)	4,387	43,670
Vicinity Centres REIT	5,163	5,517
Woodside Petroleum Ltd.	1,530	22,155

(Cost $808,531)		797,745

Austria — 0.2%
ANDRITZ AG	116	3,890
Erste Group Bank AG*	454	11,066
OMV AG*	233	7,596
voestalpine AG	170	4,231

(Cost $31,317)		26,783

Belgium — 0.7%
Colruyt SA	95	6,022
KBC Group NV	394	22,665
Solvay SA	117	10,164
Telenet Group Holding NV	72	2,805
UCB SA	203	24,161
Umicore SA	327	15,053

(Cost $83,061)		80,870

Denmark — 3.7%
Chr Hansen Holding A/S	171	19,675
Coloplast A/S, Class B	190	32,309

	Number of Shares	Value
Denmark (Continued)
Demant A/S*	190	$5,683
Genmab A/S*	105	39,742
GN Store Nord A/S	210	15,246
H Lundbeck A/S	108	3,553
Novo Nordisk A/S, Class B	2,773	184,053
Novozymes A/S, Class B	342	20,279
Orsted A/S, 144A	313	44,381
Pandora A/S	150	10,979
Tryg A/S	205	6,307
Vestas Wind Systems A/S	317	48,299

(Cost $301,726)		430,506

Finland — 0.9%
Elisa OYJ	234	13,794
Neste OYJ	679	36,388
Orion OYJ, Class B	161	7,571
Stora Enso OYJ, Class R	962	14,186
UPM-Kymmene OYJ	846	25,709
Wartsila OYJ Abp	704	6,032

(Cost $96,963)		103,680

France — 9.9%
Accor SA*	287	8,835
Air Liquide SA	759	126,219
Amundi SA, 144A*	101	7,863
Atos SE*	152	13,179
AXA SA	3,113	63,574
Bouygues SA*	381	15,151
Carrefour SA	995	16,017
Cie de Saint-Gobain*	842	34,218
Cie Generale des Etablissements Michelin SCA	280	31,685
CNP Assurances*	283	3,797
Covivio REIT	59	4,382
Credit Agricole SA*	1,805	18,539
Danone SA	994	65,502
Dassault Systemes SE	211	39,833
Eiffage SA*	132	12,190
EssilorLuxottica SA*	460	61,670
Eurazeo SE*	54	2,856
Gecina SA REIT	79	10,884
Getlink SE*	676	10,381
JCDecaux SA*	122	2,333
Kering SA	121	74,468
Klepierre SA REIT (b)	317	5,228
L’Oreal SA	408	135,113
Natixis SA*	1,501	4,138
Orange SA	3,219	35,918
Publicis Groupe SA*	347	12,188
Schneider Electric SE	886	109,935
SEB SA	37	6,509
Teleperformance	97	29,976
TOTAL SE	3,980	157,552
Ubisoft Entertainment SA*	148	12,206
Unibail-Rodamco-Westfield REIT	224	10,491
Valeo SA	345	10,563
Wendel SE	43	4,420

(Cost $1,171,682)		1,157,813

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

August 31, 2020

	Number of Shares	Value
Germany — 9.7%
adidas AG*	307	$93,478
Allianz SE	670	145,450
BASF SE	1,490	90,987
Bayerische Motoren Werke AG	547	39,349
Beiersdorf AG	160	18,523
Commerzbank AG*	1,662	9,666
Delivery Hero SE, 144A*	211	22,716
Deutsche Boerse AG	305	57,779
Deutsche Wohnen SE	553	29,523
Fraport AG Frankfurt Airport Services Worldwide*(b)	70	3,195
HeidelbergCement AG	232	14,766
Henkel AG & Co. KGaA	163	14,669
Merck KGaA	214	29,087
METRO AG	275	2,727
MTU Aero Engines AG	85	15,782
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	226	65,328
SAP SE	1,679	277,185
Siemens AG	1,233	170,553
Symrise AG	204	28,191
Telefonica Deutschland Holding AG	1,729	4,789

(Cost $1,006,699)		1,133,743

Hong Kong — 1.9%
ASM Pacific Technology Ltd.	490	5,270
BOC Hong Kong Holdings Ltd.	6,025	17,103
CLP Holdings Ltd.	2,594	25,488
Hang Seng Bank Ltd.	1,240	19,504
HKT Trust & HKT Ltd. (a)	5,657	8,087
Hong Kong & China Gas Co. Ltd.	16,733	24,354
Hong Kong Exchanges & Clearing Ltd.	1,962	99,035
MTR Corp. Ltd.	2,834	14,755
PCCW Ltd.	7,301	4,578
Swire Pacific Ltd., Class A	704	3,833
Swire Properties Ltd.	1,686	4,568

(Cost $217,983)		226,575

Ireland — 1.0%
CRH PLC	1,265	46,899
DCC PLC	161	14,288
Kerry Group PLC, Class A	257	33,810
Kingspan Group PLC	254	21,856

(Cost $97,869)		116,853

Israel — 0.2%
Bank Hapoalim BM	1,810	10,984
Bank Leumi Le-Israel BM	2,354	12,080
Mizrahi Tefahot Bank Ltd.	228	4,653

(Cost $32,511)		27,717

Italy — 1.8%
Assicurazioni Generali SpA	1,774	27,592
Enel SpA	13,080	118,715
Intesa Sanpaolo SpA*	26,654	57,544
Pirelli & C SpA, 144A*	679	2,940

(Cost $199,982)		206,791

	Number of Shares	Value
Japan — 26.2%
Aeon Co. Ltd.	1,100	$27,270
Ajinomoto Co., Inc.	800	14,907
ANA Holdings, Inc.*(b)	200	4,993
Asahi Kasei Corp.	2,100	17,625
Astellas Pharma, Inc.	3,000	47,088
Benesse Holdings, Inc.	100	2,547
Bridgestone Corp.	900	28,525
Casio Computer Co. Ltd.	300	4,835
Central Japan Railway Co.	235	35,213
Chugai Pharmaceutical Co. Ltd.	1,098	48,882
CyberAgent, Inc.	128	6,820
Dai Nippon Printing Co. Ltd.	365	7,758
Daicel Corp.	500	3,631
Daifuku Co. Ltd.	166	14,605
Dai-ichi Life Holdings, Inc.	1,800	27,252
Daiichi Sankyo Co. Ltd.	900	80,176
Daikin Industries Ltd.	404	76,061
Daiwa House Industry Co. Ltd.	900	24,107
Denso Corp.	660	27,739
East Japan Railway Co.	479	31,153
Eisai Co. Ltd.	408	35,646
ENEOS Holdings, Inc.	5,000	19,595
Fast Retailing Co. Ltd.	93	55,496
Fujitsu Ltd.	309	40,269
Hankyu Hanshin Holdings, Inc.	400	12,994
Hino Motors Ltd.	400	2,693
Hirose Electric Co. Ltd.	40	4,530
Hitachi Construction Machinery Co. Ltd.	200	7,016
Hitachi Metals Ltd.	400	6,001
Honda Motor Co. Ltd.	2,600	66,909
Hulic Co. Ltd.	500	4,555
Inpex Corp.	1,700	10,802
Isuzu Motors Ltd.	900	8,903
Japan Retail Fund Investment Corp. REIT	4	6,031
JFE Holdings, Inc.	800	6,058
Kajima Corp.	800	9,966
Kansai Paint Co. Ltd.	300	7,155
Kao Corp.	784	59,655
Kawasaki Heavy Industries Ltd.	200	2,833
KDDI Corp.	2,600	75,466
Keio Corp.	164	9,913
Keyence Corp.	299	123,158
Kikkoman Corp.	200	10,863
Kobayashi Pharmaceutical Co. Ltd.	80	7,121
Kobe Bussan Co. Ltd.	100	5,894
Komatsu Ltd.	1,400	30,417
Konami Holdings Corp.	200	7,704
Kubota Corp.	1,700	30,723
Kuraray Co. Ltd.	600	6,139
Kurita Water Industries Ltd.	200	6,261
Kyushu Railway Co.	230	5,071
Lawson, Inc. (b)	100	4,932
Marubeni Corp.	2,700	16,285
Marui Group Co. Ltd.	300	5,480
Mazda Motor Corp.	1,000	6,412
Mercari, Inc.*	150	6,804
Mitsubishi Chemical Holdings Corp.	2,000	11,689

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

August 31, 2020

	Number of Shares	Value
Japan (Continued)
Mitsubishi Estate Co. Ltd.	2,000	$31,336
Mitsubishi Materials Corp.	150	3,151
Mitsubishi UFJ Lease & Finance Co. Ltd.	700	3,307
Mitsui Chemicals, Inc.	300	7,053
Mitsui Fudosan Co. Ltd.	1,500	27,158
Miura Co. Ltd.	100	4,093
Mizuho Financial Group, Inc.	38,900	52,749
MS&AD Insurance Group Holdings, Inc.	700	19,413
Murata Manufacturing Co. Ltd.	950	56,259
Nabtesco Corp.	150	4,746
Nagoya Railroad Co. Ltd.	300	8,371
NEC Corp.	400	21,085
NGK Insulators Ltd.	500	7,105
NGK Spark Plug Co. Ltd.	200	3,442
Nikon Corp.	400	3,138
Nintendo Co. Ltd.	179	95,775
Nippon Building Fund, Inc. REIT	2	12,051
Nippon Express Co. Ltd.	100	5,913
Nippon Paint Holdings Co. Ltd.	250	21,453
Nippon Prologis REIT, Inc. REIT	4	13,089
Nippon Shinyaku Co. Ltd.	50	4,126
Nippon Yusen KK	200	3,127
Nissin Foods Holdings Co. Ltd.	100	9,996
Nitori Holdings Co. Ltd.	129	26,981
Nitto Denko Corp.	250	15,182
Nomura Real Estate Holdings, Inc.	200	3,827
Nomura Real Estate Master Fund, Inc. REIT	8	10,252
Nomura Research Institute Ltd.	500	13,292
NSK Ltd.	500	3,833
NTT DOCOMO, Inc.	1,850	51,621
Obayashi Corp.	1,000	9,779
Odakyu Electric Railway Co. Ltd.	500	12,367
Omron Corp.	313	22,934
Ono Pharmaceutical Co. Ltd.	600	18,100
Oriental Land Co. Ltd.	315	42,745
ORIX Corp.	2,100	26,179
Osaka Gas Co. Ltd.	600	11,729
Otsuka Corp.	150	7,355
Panasonic Corp.	3,500	32,275
Park24 Co. Ltd.	200	3,614
Rakuten, Inc.	1,500	13,197
Recruit Holdings Co. Ltd.	2,000	75,930
Resona Holdings, Inc.	3,400	12,504
Rohm Co. Ltd.	150	9,647
Santen Pharmaceutical Co. Ltd.	600	11,435
SCSK Corp.	100	5,413
Secom Co. Ltd.	340	32,142
Sega Sammy Holdings, Inc.	300	3,477
Sekisui Chemical Co. Ltd.	600	9,602
Sekisui House Ltd. (b)	1,000	19,765
Seven & i Holdings Co. Ltd. (b)	1,200	38,848
SG Holdings Co. Ltd.	300	13,791
Sharp Corp.	300	3,726
Shimadzu Corp.	340	10,148
Shimizu Corp.	900	6,925
Shin-Etsu Chemical Co. Ltd.	573	69,622

	Number of Shares	Value
Japan (Continued)
Shionogi & Co. Ltd.	400	$22,191
Shiseido Co. Ltd.	650	37,825
Showa Denko KK	234	4,561
Sohgo Security Services Co. Ltd.	100	4,673
Sompo Holdings, Inc.	540	20,267
Sony Corp.	2,030	159,058
Stanley Electric Co. Ltd.	200	5,733
Sumitomo Chemical Co. Ltd.	2,400	7,808
Sumitomo Metal Mining Co. Ltd.	353	10,775
Sumitomo Mitsui Trust Holdings, Inc.	500	14,480
Sumitomo Rubber Industries Ltd.	300	2,888
Suntory Beverage & Food Ltd.	200	7,714
Sysmex Corp.	250	21,823
T&D Holdings, Inc.	900	9,421
Taisei Corp.	274	9,470
Takeda Pharmaceutical Co. Ltd.	2,550	95,200
TDK Corp.	200	20,765
Teijin Ltd.	300	4,707
Tobu Railway Co. Ltd.	300	9,364
Tokyo Century Corp.	100	5,130
Tokyo Electron Ltd.	253	64,774
Tokyo Gas Co. Ltd.	600	13,333
Tokyu Corp.	800	10,697
Toppan Printing Co. Ltd.	500	7,770
Toray Industries, Inc.	2,400	11,400
TOTO Ltd.	200	8,779
Toyo Suisan Kaisha Ltd.	150	8,515
Toyoda Gosei Co. Ltd.	100	2,183
Toyota Tsusho Corp.	300	8,742
Unicharm Corp.	700	30,457
USS Co. Ltd.	400	6,756
West Japan Railway Co.	250	13,134
Yakult Honsha Co. Ltd.	180	10,269
Yamada Denki Co. Ltd.	1,000	5,366
Yamaha Corp.	219	10,677
Yamaha Motor Co. Ltd.	500	7,879
Yaskawa Electric Corp.	401	14,426
Yokogawa Electric Corp.	400	6,537
ZOZO, Inc.	200	5,628

(Cost $2,842,612)		3,055,974

Jordan — 0.1%
Hikma Pharmaceuticals PLC (Cost $7,826)	245	7,778

Luxembourg — 0.1%
SES SA	570	4,056
Tenaris SA	784	4,613

(Cost $20,161)		8,669

Netherlands — 5.7%
Aegon NV	2,872	8,013
Akzo Nobel NV	324	32,138
ASML Holding NV	680	255,603
ING Groep NV*	6,257	50,915
Koninklijke Ahold Delhaize NV	1,790	53,990
Koninklijke DSM NV	291	46,792
Koninklijke KPN NV	5,645	14,832

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

August 31, 2020

	Number of Shares	Value
Netherlands (Continued)
Koninklijke Philips NV*	1,470	$69,680
Koninklijke Vopak NV	107	5,889
NN Group NV	471	17,772
Prosus NV*	783	78,510
Wolters Kluwer NV	436	35,875

(Cost $541,176)		670,009

New Zealand — 0.4%
Auckland International Airport Ltd.	2,003	8,976
Fisher & Paykel Healthcare Corp. Ltd.	942	23,462
Mercury NZ Ltd.	1,209	4,241
Meridian Energy Ltd.	1,974	6,778
Ryman Healthcare Ltd.	606	5,505

(Cost $40,484)		48,962

Norway — 0.7%
Equinor ASA	1,645	26,842
Mowi ASA	688	13,545
Norsk Hydro ASA*	2,015	6,476
Orkla ASA	1,291	13,228
Schibsted ASA, Class B*	151	6,024
Telenor ASA	1,195	19,568

(Cost $97,325)		85,683

Portugal — 0.3%
EDP — Energias de Portugal SA	4,368	22,160
Galp Energia SGPS SA	786	8,434
Jeronimo Martins SGPS SA	403	6,629

(Cost $37,554)		37,223

Singapore — 1.4%
Ascendas Real Estate Investment Trust REIT	4,912	11,994
CapitaLand Commercial Trust REIT	4,200	5,190
CapitaLand Ltd.	4,200	8,557
CapitaLand Mall Trust REIT	4,200	6,055
City Developments Ltd.	800	4,725
DBS Group Holdings Ltd.	2,900	44,515
Jardine Cycle & Carriage Ltd.	100	1,394
Keppel Corp. Ltd.	2,400	8,085
Singapore Airlines Ltd.	2,250	6,040
Singapore Exchange Ltd.	1,300	8,232
Singapore Telecommunications Ltd.	13,100	22,161
United Overseas Bank Ltd.	1,800	25,896
UOL Group Ltd.	800	3,866

(Cost $175,281)		156,710

Spain — 2.5%
Banco Bilbao Vizcaya Argentaria SA	10,764	31,578
Bankinter SA	1,070	5,767
CaixaBank SA	5,564	12,257
Iberdrola SA	9,580	120,874
Industria de Diseno Textil SA	1,789	50,387
Naturgy Energy Group SA	472	9,122
Red Electrica Corp. SA	696	13,339
Repsol SA	2,418	19,150
Telefonica SA	7,822	30,973

(Cost $344,582)		293,447

	Number of Shares	Value
Sweden — 3.2%
Assa Abloy AB, Class B	1,628	$37,751
Atlas Copco AB, Class A	1,072	49,704
Atlas Copco AB, Class B	626	25,207
Boliden AB	447	13,366
Electrolux AB, Series B	329	7,148
Essity AB, Class B*	985	33,987
Hennes & Mauritz AB, Class B	1,270	20,305
Husqvarna AB, Class B	663	7,224
ICA Gruppen AB	166	8,164
Investment AB Latour, Class B	234	5,234
Kinnevik AB, Class B (b)	380	14,718
Sandvik AB*	1,802	35,476
Skandinaviska Enskilda Banken AB, Class A*	2,617	26,015
Skanska AB, Class B*	535	10,930
SKF AB, Class B	607	12,147
Svenska Cellulosa AB SCA, Class B*	934	12,069
Svenska Handelsbanken AB, Class A*	2,525	25,476
Tele2 AB, Class B	797	11,324
Telia Co. AB	4,162	16,074

(Cost $317,555)		372,319

Switzerland — 9.0%
ABB Ltd.	2,956	75,406
Adecco Group AG	258	13,541
Alcon, Inc.*	790	45,060
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	3	25,637
Cie Financiere Richemont SA, Class A	845	56,080
Clariant AG	310	6,472
Coca-Cola HBC AG*	327	8,730
Givaudan SA	15	63,135
Kuehne + Nagel International AG*	90	17,496
Lonza Group AG	120	74,683
Roche Holding AG	1,132	396,882
SGS SA	10	25,965
Sika AG	228	54,845
Sonova Holding AG*	88	20,631
Straumann Holding AG	17	16,780
Swiss Re AG	474	38,238
Swisscom AG	42	23,322
Zurich Insurance Group AG	242	89,764

(Cost $869,887)		1,052,667

United Arab Emirates — 0.0%
NMC Health PLC*(c) (Cost $6,025)	144	0

United Kingdom — 12.5%
3i Group PLC	1,538	19,316
Associated British Foods PLC	562	15,396
Aviva PLC	6,305	23,866
Barratt Developments PLC	1,605	11,287
Berkeley Group Holdings PLC	204	12,453
British Land Co. PLC REIT	1,462	7,159
BT Group PLC	14,372	20,138
Burberry Group PLC	641	12,398
CNH Industrial NV*	1,599	12,686

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

August 31, 2020

	Number of Shares	Value
United Kingdom (Continued)
Coca-Cola European Partners PLC	335	$13,789
Compass Group PLC	2,896	47,326
Croda International PLC	199	15,721
Ferguson PLC	363	35,850
GlaxoSmithKline PLC	8,087	159,389
Informa PLC*	2,408	13,329
InterContinental Hotels Group PLC*	288	16,990
J Sainsbury PLC	2,723	6,701
JD Sports Fashion PLC	742	7,211
Johnson Matthey PLC	327	10,399
Kingfisher PLC	3,131	11,332
Land Securities Group PLC REIT	1,030	7,973
Legal & General Group PLC	9,721	28,284
London Stock Exchange Group PLC	512	60,328
Mondi PLC	776	15,180
National Grid PLC	5,716	64,534
Next PLC	212	17,139
Pearson PLC	1,214	9,093
Prudential PLC	4,184	68,430
Reckitt Benckiser Group PLC	1,146	115,236
RELX PLC	3,107	70,826
Rentokil Initial PLC*	2,990	21,338
RSA Insurance Group PLC	1,681	10,113
Sage Group PLC	1,763	17,482
Schroders PLC	195	7,566
Segro PLC REIT	1,855	23,665
Smith & Nephew PLC	1,392	28,358
Spirax-Sarco Engineering PLC	116	15,912
SSE PLC	1,671	28,169
Standard Chartered PLC*	4,446	23,359
Standard Life Aberdeen PLC	3,680	11,688
Taylor Wimpey PLC	5,319	8,724
Tesco PLC	15,651	45,831
Unilever NV	2,351	136,395
Unilever PLC	1,884	112,507
Whitbread PLC	321	10,870
Wm Morrison Supermarkets PLC	3,642	9,377
WPP PLC	2,014	17,410

(Cost $1,484,121)		1,458,523

TOTAL COMMON STOCKS (Cost $10,832,913)		11,557,040

PREFERRED STOCKS — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG	73	4,112
Henkel AG & Co. KGaA	294	30,084
Sartorius AG	59	25,049

(Cost $50,324)		59,245

TOTAL PREFERRED STOCKS (Cost $50,324)		59,245

RIGHTS — 0.0%
Australia — 0.0%
Sydney Airport*, expires 9/7/20 (Cost $0)	362	310

	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 0.2%
iShares Trust iShares ESG Aware MSCI EAFE ETF (Cost $23,338)	380	$24,681

SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04% (d)(e) (Cost $55,300)	55,300	55,300

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.06% (d) (Cost $143)	143	143

TOTAL INVESTMENTS — 100.1% (Cost $10,962,018)		$11,696,719
Other assets and liabilities, net — (0.1%)		(16,200)

NET ASSETS — 100.0%		$11,680,519

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

August 31, 2020

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2020 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2020	Value ($) at 8/31/2020
SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04% (d)(e)
42,850	12,450(f	)	—	—	—	577	—	55,300	55,300

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.06% (d)
2,055	358,488		(360,400)	—	—	65	—	143	143

44,905	370,938		(360,400)	—	—	642	—	55,443	55,443

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2020 amounted to $89,209, which is 0.8% of net assets.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $39,060.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2020.

REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
MINI Topix Index Futures	JPY	1	$15,327	$15,239	9/10/2020	$(88)
For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

JPY	Japanese Yen

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

August 31, 2020

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$11,557,040	$—	$0	$11,557,040
Preferred Stocks	59,245	—	—	59,245
Rights	—	310	—	310
Exchange-Traded Funds	24,681	—	—	24,681
Short-Term Investments (g)	55,443	—	—	55,443

TOTAL	$11,696,409	$310	$0	$11,696,719

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Futures Contracts	$(88)	$—	$—	$(88)

TOTAL	$(88)	$—	$—	$(88)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the year ended Aug 31, 2020, the amount of transfers from Level 1 to Level 3 was $3,291. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity.

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

August 31, 2020

	Number of Shares	Value
COMMON STOCKS — 97.5%
Argentina — 0.2%
Globant SA* (Cost $9,425)	91	$16,160

Brazil — 2.5%
Atacadao SA	978	3,485
B2W Cia Digital*	535	10,931
B3 SA — Brasil Bolsa Balcao	4,898	52,499
Banco do Brasil SA	2,107	12,540
Banco Santander Brasil SA	854	4,402
Cia Brasileira de Distribuicao	335	3,878
Cielo SA	3,378	2,808
Cosan SA	386	5,858
Energisa SA	424	3,358
Engie Brasil Energia SA	558	4,336
Klabin SA	1,670	7,824
Localiza Rent a Car SA	1,461	12,845
Lojas Renner SA	1,729	13,700
Natura & Co. Holding SA	1,804	16,225
Notre Dame Intermedica Participacoes SA	1,251	16,898
TIM Participacoes SA	1,887	4,926
Ultrapar Participacoes SA	1,746	6,187
Via Varejo S/A*	3,043	11,371
WEG SA	1,935	22,793

(Cost $212,842)		216,864

Chile — 0.5%
Aguas Andinas SA, Class A	5,171	1,553
Colbun SA	19,075	2,951
Empresa Nacional de Telecomunicaciones SA	448	2,719
Empresas CMPC SA	2,083	4,338
Empresas COPEC SA	983	7,226
Enel Americas SA	78,081	11,263
Enel Chile SA	71,814	5,537
Falabella SA	1,900	6,002

(Cost $60,508)		41,589

China — 38.3%
3SBio, Inc., 144A*	3,404	3,997
51job, Inc., ADR*(a)	53	3,474
AAC Technologies Holdings, Inc.	1,978	12,480
Air China Ltd., Class A	1,000	1,059
Air China Ltd., Class H	5,074	3,496
Alibaba Group Holding Ltd., ADR*	4,457	1,279,293
A-Living Services Co. Ltd., Class H, 144A	964	4,975
BAIC Motor Corp. Ltd., Class H, 144A	4,815	2,305
Bank of Shanghai Co. Ltd., Class A	2,300	2,827
Baoshan Iron & Steel Co. Ltd., Class A	2,900	2,092
BBMG Corp., Class A	2,500	1,205
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	400	3,501
BEST, Inc., ADR*(a)	443	1,772
BYD Co. Ltd., Class A	200	2,482
BYD Co. Ltd., Class H	1,785	17,734
BYD Electronic International Co. Ltd.	1,572	6,663
China CITIC Bank Corp. Ltd., Class H	17,848	7,461
China Conch Venture Holdings Ltd.	3,898	16,899

	Number of Shares	Value
China (Continued)
China Construction Bank Corp., Class H	228,891	$162,140
China Eastern Airlines Corp. Ltd., Class A	1,600	1,180
China Eastern Airlines Corp. Ltd., Class H	3,797	1,568
China Everbright Bank Co. Ltd., Class H	9,368	3,360
China Jushi Co. Ltd., Class A	200	434
China Lesso Group Holdings Ltd.	3,014	5,623
China Literature Ltd., 144A*	800	4,970
China Longyuan Power Group Corp. Ltd., Class H	8,106	5,114
China Medical System Holdings Ltd.	3,767	4,253
China Merchants Bank Co. Ltd., Class H	9,238	44,103
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,500	3,657
China Minsheng Banking Corp. Ltd., Class H	13,850	8,435
China Molybdenum Co. Ltd., Class A	2,000	1,250
China Molybdenum Co. Ltd., Class H	8,614	3,501
China Resources Pharmaceutical Group Ltd., 144A	4,506	2,552
China Shenhua Energy Co. Ltd., Class H	7,800	13,023
China Vanke Co. Ltd., Class A	1,500	5,972
China Vanke Co. Ltd., Class H	3,957	12,305
CITIC Ltd.	15,012	13,695
Contemporary Amperex Technology Co. Ltd., Class A	304	9,159
Country Garden Services Holdings Co. Ltd.	3,274	22,833
CSPC Pharmaceutical Group Ltd.	12,640	28,085
Dali Foods Group Co. Ltd., 144A	5,848	3,584
ENN Energy Holdings Ltd.	1,843	20,451
Eve Energy Co. Ltd., Class A	380	2,719
Fosun International Ltd.	6,760	7,527
GEM Co. Ltd., Class A	2,100	1,662
Genscript Biotech Corp.*	2,612	5,049
GoerTek, Inc., Class A	600	3,600
Greenland Holdings Corp. Ltd., Class A	1,200	1,340
Greentown Service Group Co. Ltd.	2,970	3,993
Guangzhou R&F Properties Co. Ltd., Class H	2,800	3,562
Huadong Medicine Co. Ltd., Class A	400	1,633
Industrial Bank Co. Ltd., Class A	3,000	7,078
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	900	5,511
Jiangsu Expressway Co. Ltd., Class H	3,304	3,308
Jinke Properties Group Co. Ltd., Class A	1,400	2,089
Kingdee International Software Group Co. Ltd.*	5,381	13,720
KWG Group Holdings Ltd.*	3,000	5,706
Legend Holdings Corp., Class H, 144A	1,154	1,700
Lenovo Group Ltd.	15,000	10,026
Logan Group Co. Ltd.	3,000	5,590
Meituan Dianping, Class B*	8,513	280,759
NARI Technology Co. Ltd., Class A	800	2,616
NIO, Inc., ADR*	2,173	41,352
Offshore Oil Engineering Co. Ltd., Class A	100	72
Ping An Healthcare and Technology Co. Ltd., 144A*(a)	800	11,664
Poly Developments and Holdings Group Co. Ltd., Class A	2,000	4,701

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

August 31, 2020

	Number of Shares	Value
China (Continued)
Shanghai International Airport Co. Ltd., Class A	100	$1,115
Shanghai M&G Stationery, Inc., Class A	200	2,029
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	300	972
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,075	3,700
Shenzhen Expressway Co. Ltd., Class H	1,788	1,620
Shenzhen Inovance Technology Co. Ltd., Class A	400	3,259
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	100	5,000
Sino-Ocean Group Holding Ltd.	7,165	1,655
Sinopharm Group Co. Ltd., Class H	3,383	8,329
Sinotruk Hong Kong Ltd.	1,828	4,753
SOHO China Ltd.*	5,067	1,563
Suning.com Co. Ltd., Class A	1,200	1,726
TCL Technology Group Corp., Class A	2,900	2,998
Tencent Holdings Ltd.	13,617	932,088
Topchoice Medical Corp., Class A*	100	3,304
TravelSky Technology Ltd., Class H	2,000	4,160
Unisplendour Corp. Ltd., Class A	840	4,023
Vipshop Holdings Ltd., ADR*	1,022	16,873
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	300	1,997
WuXi AppTec Co. Ltd., Class A	280	4,493
WuXi AppTec Co. Ltd., Class H, 144A (a)	700	10,369
Wuxi Biologics Cayman, Inc., 144A*	2,400	62,368
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	700	1,116
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,164	1,862
Yunnan Baiyao Group Co. Ltd., Class A	200	3,379
Yuzhou Group Holdings Co. Ltd.	5,904	2,758
Zhejiang Expressway Co. Ltd., Class H	4,006	2,703
Zhejiang Huayou Cobalt Co. Ltd., Class A*	200	1,173
Zhengzhou Yutong Bus Co. Ltd., Class A	600	1,245
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A*	2,100	2,612
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H*	2,978	2,982

(Cost $2,143,805)		3,280,163

Colombia — 0.0%
Bancolombia SA (Cost $4,156)	617	4,278

Cyprus — 0.2%
Polymetal International PLC (Cost $6,647)	563	15,034

Czech Republic — 0.2%
CEZ AS	377	7,782
Komercni banka AS*	142	3,425
Moneta Money Bank AS, 144A	1,235	3,120

(Cost $17,446)		14,327

	Number of Shares	Value
Egypt — 0.2%
Commercial International Bank Egypt SAE (Cost $10,203)	3,233	$13,783

Greece — 0.1%
Hellenic Telecommunications Organization SA (Cost $7,673)	621	10,175

Hong Kong — 2.3%
Alibaba Health Information Technology Ltd.*	7,014	16,942
China Everbright International Ltd.	10,098	6,098
China Gas Holdings Ltd.	6,462	17,718
China Mengniu Dairy Co. Ltd.*	6,963	34,230
China Overseas Land & Investment Ltd.	9,565	27,707
China Overseas Property Holdings Ltd.	3,000	2,706
China Resources Gas Group Ltd.	1,992	9,356
Geely Automobile Holdings Ltd.	13,970	29,526
Hutchison China MediTech Ltd., ADR*	153	5,083
Lee & Man Paper Manufacturing Ltd.	2,038	1,220
Shanghai Industrial Holdings Ltd.	1,000	1,502
Shenzhen Investment Ltd.	9,074	3,079
Sino Biopharmaceutical Ltd.	23,467	27,100
Sun Art Retail Group Ltd.	5,500	7,167
Vinda International Holdings Ltd.	1,000	3,419
Wharf Holdings Ltd.	4,000	7,804

(Cost $181,537)		200,657

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC*	907	5,122
OTP Bank Nyrt*	519	17,559

(Cost $31,697)		22,681

India — 9.3%
Ambuja Cements Ltd.	1,169	3,344
Asian Paints Ltd.	618	15,945
Axis Bank Ltd.*	5,415	36,544
Berger Paints India Ltd.	494	3,609
Bharat Petroleum Corp. Ltd.	1,456	8,066
Bharti Airtel Ltd.	3,139	21,881
Bosch Ltd.	14	2,437
Britannia Industries Ltd.	150	7,593
Colgate-Palmolive India Ltd.	158	2,926
Dabur India Ltd.	1,315	8,479
Divi’s Laboratories Ltd.	191	8,103
DLF Ltd.	1,419	3,053
Eicher Motors Ltd.	320	9,095
Grasim Industries Ltd.	690	6,326
Havells India Ltd.	496	4,148
HCL Technologies Ltd.	2,586	24,396
Hero MotoCorp Ltd.	259	10,577
Hindalco Industries Ltd.*	2,523	6,350
Hindustan Petroleum Corp. Ltd.	1,432	3,921
Hindustan Unilever Ltd.	1,961	56,409
Housing Development Finance Corp. Ltd.	3,869	96,326
Infosys Ltd.	3,154	39,789
Infosys Ltd., ADR	5,054	63,680
Lupin Ltd.	550	6,931
Mahindra & Mahindra Ltd.	1,556	12,829
Marico Ltd.	959	4,806

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

August 31, 2020

	Number of Shares	Value
India (Continued)
Nestle India Ltd.	60	$13,001
Pidilite Industries Ltd.	300	5,717
Piramal Enterprises Ltd.	254	4,718
Reliance Industries Ltd.	6,791	191,965
Shree Cement Ltd.	21	5,787
Siemens Ltd.	247	3,892
Tata Consultancy Services Ltd.	2,149	65,901
Tech Mahindra Ltd.	1,115	11,225
Titan Co. Ltd.	778	11,632
UPL Ltd.	1,056	7,259
Wipro Ltd.	2,577	9,498
Wipro Ltd., ADR	202	869

(Cost $759,082)		799,027

Indonesia — 1.9%
PT Astra International Tbk	44,133	15,456
PT Bank Central Asia Tbk	23,737	51,142
PT Bank Mandiri Persero Tbk	44,853	18,326
PT Bank Negara Indonesia Persero Tbk	20,011	7,008
PT Bank Rakyat Indonesia Persero Tbk	132,427	31,919
PT Barito Pacific Tbk*	65,955	3,804
PT Indah Kiat Pulp & Paper Corp. Tbk*	5,165	3,298
PT Indofood Sukses Makmur Tbk	11,377	5,957
PT Kalbe Farma Tbk	44,044	4,779
PT Perusahaan Gas Negara Tbk	29,323	2,527
PT Unilever Indonesia Tbk	17,175	9,701
PT United Tractors Tbk	4,520	7,139
PT XL Axiata Tbk	10,900	1,826

(Cost $185,010)		162,882

Malaysia — 2.3%
AMMB Holdings Bhd	3,600	2,524
Axiata Group Bhd	6,383	4,612
CIMB Group Holdings Bhd	13,584	10,762
Dialog Group Bhd	8,900	7,670
DiGi.Com Bhd	8,400	7,965
Fraser & Neave Holdings Bhd	300	2,205
HAP Seng Consolidated Bhd	1,600	2,766
Hartalega Holdings Bhd	4,100	16,260
IHH Healthcare Bhd	5,400	6,949
Kuala Lumpur Kepong Bhd	1,000	5,440
Malayan Banking Bhd	8,518	14,989
Malaysia Airports Holdings Bhd	2,600	3,183
Maxis Bhd	6,700	8,042
MISC Bhd	3,000	5,481
Nestle Malaysia Bhd	200	6,683
Petronas Dagangan Bhd	700	3,462
PPB Group Bhd	1,300	5,618
Press Metal Aluminium Holdings Bhd	3,700	4,628
Public Bank Bhd	7,035	27,731
RHB Bank Bhd	4,000	4,398
Sime Darby Bhd	7,200	3,785
Telekom Malaysia Bhd	3,000	2,989
Tenaga Nasional Bhd	5,400	14,078
Top Glove Corp. Bhd	3,600	22,712
Westports Holdings Bhd	2,700	2,366
YTL Corp. Bhd	6,600	1,062

(Cost $207,044)		198,360

	Number of Shares	Value
Mexico — 1.0%
Alfa SAB de CV, Class A	7,804	$5,017
Arca Continental SAB de CV	1,186	5,410
Cemex SAB de CV, Series CPO	34,946	11,209
Coca-Cola Femsa SAB de CV	1,181	4,954
Fomento Economico Mexicano SAB de CV	4,512	26,256
Gruma SAB de CV, Class B	509	6,019
Grupo Aeroportuario del Sureste SAB de CV, Class B*	554	6,277
Grupo Bimbo SAB de CV, Series A	4,078	7,531
Industrias Penoles SAB de CV	390	6,505
Infraestructura Energetica Nova SAB de CV	1,269	3,716
Kimberly-Clark de Mexico SAB de CV, Class A	3,447	5,538

(Cost $110,352)		88,432

Philippines — 0.8%
Aboitiz Equity Ventures, Inc.	4,630	4,584
Aboitiz Power Corp.	4,700	2,583
Ayala Corp.	640	9,682
Bank of the Philippine Islands	1,940	2,681
BDO Unibank, Inc.	4,600	8,159
JG Summit Holdings, Inc.	6,400	8,488
Manila Electric Co.	580	3,218
Metropolitan Bank & Trust Co.	4,576	3,162
SM Investments Corp.	562	9,852
SM Prime Holdings, Inc.	22,000	13,249

(Cost $75,747)		65,658

Poland — 1.0%
Bank Polska Kasa Opieki SA*	455	6,487
CD Projekt SA*	145	17,332
Cyfrowy Polsat SA*	500	3,920
Grupa Lotos SA	260	2,867
KGHM Polska Miedz SA*	371	13,840
mBank SA*	37	1,897
Orange Polska SA*	1,812	3,569
Polski Koncern Naftowy ORLEN SA	640	8,834
Powszechna Kasa Oszczednosci Bank Polski SA*	1,983	11,659
Powszechny Zaklad Ubezpieczen SA*	1,408	10,428
Santander Bank Polska SA*	88	3,634

(Cost $110,576)		84,467

Qatar — 0.8%
Commercial Bank PSQC	3,856	4,399
Ooredoo QPSC	2,200	3,988
Qatar Fuel QSC	1,040	5,256
Qatar National Bank QPSC	10,979	54,277

(Cost $70,604)		67,920

Romania — 0.1%
NEPI Rockcastle PLC (Cost $8,172)	1,023	4,788

Russia — 2.0%
Gazprom PJSC	28,327	69,113
Inter RAO UES PJSC	94,565	6,639
LUKOIL PJSC	978	65,622
LUKOIL PJSC, ADR	1	67

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

August 31, 2020

	Number of Shares	Value
Russia (Continued)
Novolipetsk Steel PJSC	3,151	$6,562
PhosAgro PJSC, GDR	301	3,588
Polyus PJSC	73	17,732

(Cost $179,501)		169,323

Saudi Arabia — 1.2%
Almarai Co. JSC	563	8,061
Banque Saudi Fransi	1,454	12,386
Samba Financial Group	2,377	17,461
Saudi Arabian Mining Co.*	1,088	11,430
Saudi Basic Industries Corp.	2,110	49,509
Savola Group	635	8,229

(Cost $116,378)		107,076

Singapore — 0.0%
BOC Aviation Ltd., 144A (Cost $4,196)	534	3,972

South Africa — 5.3%
Absa Group Ltd.	1,738	7,925
Anglo American Platinum Ltd. (a)	140	10,447
Aspen Pharmacare Holdings Ltd.*	911	7,306
Bid Corp. Ltd.	800	13,218
Bidvest Group Ltd.	600	4,821
Capitec Bank Holdings Ltd.	53	2,612
Clicks Group Ltd.	502	6,815
Exxaro Resources Ltd.	701	5,676
FirstRand Ltd.	11,337	25,329
Gold Fields Ltd.	2,001	25,875
Growthpoint Properties Ltd. REIT	7,701	5,550
Impala Platinum Holdings Ltd.	1,811	16,716
Kumba Iron Ore Ltd.	161	5,046
Life Healthcare Group Holdings Ltd.	2,527	2,467
Momentum Metropolitan Holdings	2,010	1,799
Mr Price Group Ltd.	650	4,446
MTN Group Ltd.	4,089	14,740
MultiChoice Group*	1,085	6,205
Naspers Ltd., Class N	1,034	188,764
Nedbank Group Ltd.	965	5,468
Northam Platinum Ltd.*	922	8,711
Old Mutual Ltd.	12,446	8,221
Remgro Ltd.	1,265	6,565
Sanlam Ltd.	4,155	13,485
Sasol Ltd.*(a)	1,338	10,944
Shoprite Holdings Ltd.	1,166	7,605
SPAR Group Ltd.	508	4,848
Standard Bank Group Ltd.	3,008	18,748
Vodacom Group Ltd.	1,549	11,692
Woolworths Holdings Ltd.	2,422	4,545

(Cost $632,212)		456,589

South Korea — 5.9%
Amorepacific Corp.	77	10,890
AMOREPACIFIC Group	67	2,877
BGF retail Co. Ltd.	19	2,039
BNK Financial Group, Inc.	786	3,361
CJ CheilJedang Corp.	21	7,195
CJ Corp.	40	2,728
Doosan Bobcat, Inc.	91	2,015

	Number of Shares	Value
South Korea (Continued)
GS Engineering & Construction Corp.	161	$3,348
GS Holdings Corp.	140	3,830
Hana Financial Group, Inc.	755	17,923
Hankook Tire & Technology Co. Ltd.	109	2,707
Hanwha Solutions Corp.	290	9,753
Hyundai Heavy Industries Holdings Co. Ltd.	17	3,234
Hyundai Marine & Fire Insurance Co. Ltd.	172	3,200
KB Financial Group, Inc.	926	28,726
Korea Gas Corp.	80	1,589
LG Chem Ltd.	109	67,901
LG Corp.	202	14,063
LG Display Co. Ltd.*	495	6,084
LG Electronics, Inc.	227	16,090
LG Household & Health Care Ltd.	23	28,520
LG Innotek Co. Ltd.	40	4,883
Lotte Chemical Corp.	45	7,179
Lotte Corp.	68	1,717
NAVER Corp.	293	79,546
Samsung Card Co. Ltd.	58	1,404
Samsung Electro-Mechanics Co. Ltd.	127	13,311
Samsung Fire & Marine Insurance Co. Ltd.	70	11,019
Samsung SDI Co. Ltd.	131	49,901
Shinhan Financial Group Co. Ltd.	1,077	26,882
SK Holdings Co. Ltd.	82	14,772
SK Innovation Co. Ltd.	128	15,624
SK Telecom Co. Ltd.	97	20,251
S-Oil Corp.	110	5,232
Woori Financial Group, Inc.	1,227	8,738
Yuhan Corp.	135	7,614

(Cost $493,180)		506,146

Taiwan — 17.3%
Accton Technology Corp.	1,000	7,975
Acer, Inc.	7,500	5,969
Advantech Co. Ltd.	1,038	10,737
ASE Technology Holding Co. Ltd.	8,036	16,761
AU Optronics Corp.*	21,617	7,699
Catcher Technology Co. Ltd.	1,651	11,282
Cathay Financial Holding Co. Ltd.	18,505	25,133
Chailease Holding Co. Ltd.	3,322	14,662
Cheng Shin Rubber Industry Co. Ltd.	3,417	4,192
Chicony Electronics Co. Ltd.	1,000	3,016
China Steel Corp.	25,936	17,590
Chunghwa Telecom Co. Ltd.	9,490	35,092
Compal Electronics, Inc.	10,000	6,305
CTBC Financial Holding Co. Ltd.	42,287	27,311
Delta Electronics, Inc.	4,363	28,104
E.Sun Financial Holding Co. Ltd.	26,615	24,673
Eva Airways Corp.	4,813	1,886
Evergreen Marine Corp. Taiwan Ltd.*	6,560	3,890
Far Eastern New Century Corp.	5,978	5,389
Far EasTone Telecommunications Co. Ltd.	3,279	6,851
First Financial Holding Co. Ltd.	24,271	17,578
Fubon Financial Holding Co. Ltd.	15,441	22,524
Hiwin Technologies Corp.	613	6,727
Hotai Motor Co. Ltd.	788	16,033
Hua Nan Financial Holdings Co. Ltd.	21,420	13,177
Innolux Corp.*	21,212	6,593

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

August 31, 2020

	Number of Shares	Value
Taiwan (Continued)
Inventec Corp.	6,889	$5,341
Lite-On Technology Corp.	5,500	8,698
MediaTek, Inc.	3,559	67,440
Micro-Star International Co. Ltd.	1,500	6,927
Nan Ya Plastics Corp.	12,792	26,812
President Chain Store Corp.	1,177	10,831
Quanta Computer, Inc.	7,252	19,031
Ruentex Development Co. Ltd.	2,002	2,948
SinoPac Financial Holdings Co. Ltd.	22,328	8,219
Standard Foods Corp.	1,072	2,327
Taishin Financial Holding Co. Ltd.	24,767	11,184
Taiwan Business Bank	15,197	5,179
Taiwan High Speed Rail Corp.	4,767	5,280
Taiwan Mobile Co. Ltd.	4,050	14,010
Taiwan Semiconductor Manufacturing Co. Ltd.	58,600	851,794
Uni-President Enterprises Corp.	11,990	27,215
United Microelectronics Corp.	28,211	20,383
Vanguard International Semiconductor Corp.	2,000	6,373
Win Semiconductors Corp.	700	6,823
Wistron Corp.	5,837	6,346
Yageo Corp.	900	10,214
Yuanta Financial Holding Co. Ltd.	22,062	13,835

(Cost $985,346)		1,484,359

Thailand — 2.7%
Advanced Info Service PCL, NVDR	2,800	16,464
Airports of Thailand PCL, NVDR	9,800	17,633
B Grimm Power PCL, NVDR	1,400	2,080
Bangkok Dusit Medical Services PCL, NVDR	22,600	15,104
BTS Group Holdings PCL, NVDR	18,200	6,082
Bumrungrad Hospital PCL, NVDR	1,100	3,905
Central Pattana PCL, NVDR	4,500	6,796
Charoen Pokphand Foods PCL, NVDR	8,600	8,912
CP ALL PCL, NVDR	13,800	28,156
Electricity Generating PCL, NVDR	800	5,706
Energy Absolute PCL, NVDR	4,600	6,208
Global Power Synergy PCL, NVDR	1,400	2,879
Gulf Energy Development PCL, NVDR	6,000	6,073
Home Product Center PCL, NVDR	15,200	7,277
Indorama Ventures PCL, NVDR	5,100	3,884
Intouch Holdings PCL, NVDR	5,000	8,756
IRPC PCL, NVDR	30,000	2,256
Kasikornbank PCL, NVDR	4,100	11,099
Land & Houses PCL, NVDR	20,800	4,946
Minor International PCL, NVDR*	7,800	5,614
Muangthai Capital PCL, NVDR	1,800	2,877
PTT Exploration & Production PCL, NVDR	3,100	8,865
PTT Global Chemical PCL, NVDR	5,600	8,322
Siam Cement PCL, NVDR	1,800	20,474
Siam Commercial Bank PCL, NVDR	2,100	4,892
Thai Oil PCL, NVDR	3,300	4,400
Thai Union Group PCL, NVDR	5,700	2,582
TMB Bank PCL, NVDR	33,168	1,002
Total Access Communication PCL, NVDR	1,700	1,953
True Corp. PCL, NVDR	34,100	3,638

(Cost $283,490)		228,835

		Number of Shares	Value
Turkey — 0.2%
Aselsan Elektronik Sanayi Ve Ticaret AS		1,656	$3,654
KOC Holding AS		1,504	3,045
Turk Hava Yollari AO*		1,330	1,909
Turkcell Iletisim Hizmetleri AS		2,621	5,100

(Cost $15,271)			13,708

United Arab Emirates — 0.9%
Abu Dhabi Commercial Bank PJSC		6,234	9,402
Aldar Properties PJSC		9,220	5,096
Dubai Islamic Bank PJSC		5,179	5,781
Emirates NBD Bank PJSC		5,835	17,156
Emirates Telecommunications Group Co. PJSC		3,941	17,768
First Abu Dhabi Bank PJSC		6,361	19,846

(Cost $81,760)			75,049

TOTAL COMMON STOCKS (Cost $7,003,860)			8,352,302

PREFERRED STOCKS — 1.7%
Brazil — 1.4%
Banco Bradesco SA		10,231	38,679
Cia Energetica de Minas Gerais		2,611	5,012
Itau Unibanco Holding SA		11,550	49,582
Itausa SA		10,241	17,604
Telefonica Brasil SA		1,078	9,401

(Cost $236,963)			120,278

Chile — 0.1%
Embotelladora Andina SA, Class B		628	1,341
Sociedad Quimica y Minera de Chile SA, Class B		287	8,993

(Cost $15,616)			10,334

Colombia — 0.1%
Bancolombia SA (Cost $7,171)		1,082	7,710

South Korea — 0.1%
Amorepacific Corp.		25	1,256
AMOREPACIFIC Group		5	142
LG Chem Ltd.		17	5,367
LG Household & Health Care Ltd.		3	1,770

(Cost $6,836)			8,535

TOTAL PREFERRED STOCKS (Cost $266,586)			146,857

		Principal Amount
CORPORATE BONDS — 0.0%
India — 0.0%
Britannia Industries Ltd. 8.00%, 8/28/22 (Cost $64)	INR	4,500	65

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

August 31, 2020

	Number of Shares	Value
RIGHTS — 0.0%
Thailand — 0.0%
Gulf Energy Development PCL*, expires 9/23/20 (Cost $0)	600	$29

WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings PCL*, expires 2/16/21	1,821	52
Minor International PCL*, expires 7/31/23	355	112
Minor International PCL*, expires 9/30/21	305	7

TOTAL WARRANTS (Cost $0)		171

EXCHANGE-TRADED FUNDS — 0.2%
iShares Inc iShares ESG Aware MSCI EM ETF (a) (Cost $16,495)	512	18,417

SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04% (b)(c) (Cost $29,475)	29,475	29,475

CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 0.06% (b) (Cost $32,100)	32,100	32,100

TOTAL INVESTMENTS — 100.1% (Cost $7,348,580)		$8,579,416
Other assets and liabilities, net — (0.1%)		(8,954)

NET ASSETS — 100.0%		$8,570,462

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2020 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2020	Value ($) at 8/31/2020
SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04% (b)(c)
130,104	—	(100,629	)(d)	—	—	762	—	29,475	29,475

CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 0.06% (b)
16,016	523,062	(506,978)		—	—	373	—	32,100	32,100

146,120	523,062	(607,607)		—	—	1,135	—	61,575	61,575

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2020 amounted to $53,443, which is 0.6% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $27,254.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2020.

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

August 31, 2020

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
MSCI Emerging Markets Index Futures	USD	1	$49,365	$55,020	9/18/2020	$5,655

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

INR	Indian Rupee
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$8,352,302	$—	$—	$8,352,302
Preferred Stocks (e)	146,857	—	—	146,857
Corporate Bonds	—	65	—	65
Rights	—	29	—	29
Warrants	171	—	—	171
Exchange-Traded Funds	18,417	—	—	18,417
Short-Term Investments (e)	61,575	—	—	61,575
Derivatives (f)
Futures Contracts	5,655	—	—	5,655

TOTAL	$8,584,977	$94	$—	$8,585,071

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the year ended Aug 31, 2020, the amount of transfers from Level 3 to Level 2 was $1. The investments were transferred from Level 3 to Level 2 due to the availability of a pricing source supported by observable inputs.

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF

August 31, 2020

	Number of Shares	Value
COMMON STOCKS — 99.7%
Communication Services — 10.6%
Activision Blizzard, Inc.	132,451	$11,062,308
Alphabet, Inc., Class A*	51,742	84,315,141
Alphabet, Inc., Class C*	52,462	85,732,351
Cable One, Inc.	764	1,406,012
CenturyLink, Inc. (a)	160,083	1,720,892
Discovery, Inc., Class A*	27,853	614,576
Discovery, Inc., Class C*	59,929	1,196,782
Electronic Arts, Inc.*	50,062	6,982,147
Liberty Broadband Corp., Class C*	18,317	2,566,029
Liberty Global PLC, Class A*	28,089	656,440
Liberty Global PLC, Class C*	71,461	1,644,318
Omnicom Group, Inc.	37,448	2,025,562
Verizon Communications, Inc.	714,364	42,340,354
Walt Disney Co.	312,018	41,145,814

(Cost $236,835,448)		283,408,726

Consumer Discretionary — 12.5%
Advance Auto Parts, Inc.	11,949	1,867,748
Aptiv PLC	46,382	3,994,418
Aramark	39,159	1,079,222
Best Buy Co., Inc.	40,243	4,463,351
Booking Holdings, Inc.*	7,066	13,499,240
BorgWarner, Inc. (a)	34,917	1,417,281
Burlington Stores, Inc.*	11,458	2,256,424
CarMax, Inc.*(a)	28,304	3,026,547
Darden Restaurants, Inc.	22,166	1,921,127
Domino’s Pizza, Inc.	6,682	2,732,671
eBay, Inc.	121,934	6,679,545
Expedia Group, Inc.	22,948	2,252,346
Garmin Ltd.	24,705	2,559,685
Genuine Parts Co.	25,122	2,372,522
Hasbro, Inc.	22,226	1,754,521
Hilton Worldwide Holdings, Inc.	47,939	4,331,768
Home Depot, Inc.	185,911	52,992,071
LKQ Corp.*	50,415	1,600,172
Lowe’s Cos., Inc.	130,327	21,463,554
Lululemon Athletica, Inc.*	21,403	8,040,465
McDonald’s Corp.	128,818	27,505,219
MercadoLibre, Inc.*	7,737	9,041,381
Mohawk Industries, Inc.*	10,242	945,644
Newell Brands, Inc. (a)	67,104	1,072,322
NIKE, Inc., Class B	213,515	23,890,193
NVR, Inc.*	582	2,425,974
Ross Stores, Inc.	62,013	5,648,144
Royal Caribbean Cruises Ltd.	30,366	2,090,395
Starbucks Corp.	202,803	17,130,769
Target Corp.	87,381	13,212,881
Tesla, Inc.*	128,232	63,900,570
Tiffany & Co.	18,777	2,300,183
TJX Cos., Inc.	207,895	11,390,567
Tractor Supply Co.	19,605	2,917,812
Ulta Beauty, Inc.*	9,407	2,184,117
Vail Resorts, Inc. (a)	6,828	1,486,251
VF Corp.	57,999	3,813,434
Whirlpool Corp. (a)	10,879	1,933,416

(Cost $237,122,623)		333,193,950

	Number of Shares	Value
Consumer Staples — 6.8%
Bunge Ltd.	24,675	$1,125,673
Campbell Soup Co.	31,513	1,657,899
Clorox Co.	21,494	4,803,909
Coca-Cola Co.	705,185	34,927,813
Colgate-Palmolive Co.	141,254	11,195,792
Estee Lauder Cos., Inc., Class A	38,337	8,500,080
General Mills, Inc.	104,541	6,685,397
Hormel Foods Corp. (a)	50,801	2,589,835
Kellogg Co.	43,914	3,113,942
Kimberly-Clark Corp.	59,047	9,315,255
McCormick & Co., Inc.	21,373	4,407,112
PepsiCo, Inc.	240,147	33,634,989
Procter & Gamble Co.	428,175	59,229,448

(Cost $155,822,326)		181,187,144

Energy — 1.9%
Baker Hughes Co.	110,389	1,576,355
Cheniere Energy, Inc.*	39,539	2,058,005
ConocoPhillips	186,762	7,076,412
EOG Resources, Inc.	100,527	4,557,894
Hess Corp.	47,177	2,172,029
Kinder Morgan, Inc.	352,079	4,865,732
Marathon Petroleum Corp.	112,149	3,976,804
National Oilwell Varco, Inc.	67,395	808,740
Occidental Petroleum Corp.	152,482	1,942,621
ONEOK, Inc.	75,852	2,084,413
Phillips 66	75,916	4,438,808
Pioneer Natural Resources Co.	28,630	2,975,516
Schlumberger N.V.	238,442	4,532,782
Valero Energy Corp.	70,720	3,719,165
Williams Cos., Inc.	209,513	4,349,490

(Cost $77,318,774)		51,134,766

Financials — 9.4%
Allstate Corp.	54,780	5,094,540
Ally Financial, Inc.	64,831	1,483,333
American Express Co.	118,693	12,058,022
American Financial Group, Inc.	13,503	902,676
American International Group, Inc.	150,920	4,397,809
Ameriprise Financial, Inc.	21,313	3,341,878
Aon PLC, Class A	40,024	8,004,400
Arch Capital Group Ltd.*	69,184	2,182,063
Arthur J Gallagher & Co.	32,504	3,422,671
Assurant, Inc.	10,307	1,252,919
Bank of New York Mellon Corp.	138,403	5,118,143
BlackRock, Inc.	26,357	15,661,066
Carlyle Group, Inc.	24,044	620,576
Cboe Global Markets, Inc.	19,060	1,749,517
Charles Schwab Corp.	200,064	7,108,274
Chubb Ltd.	77,942	9,742,750
Citizens Financial Group, Inc.	73,855	1,910,629
CME Group, Inc.	61,926	10,890,926
Comerica, Inc.	24,449	966,469
Discover Financial Services	53,292	2,828,739
E*TRADE Financial Corp.	38,229	2,068,189
East West Bancorp, Inc.	24,675	907,546
Equitable Holdings, Inc.	71,811	1,521,675
Erie Indemnity Co., Class A (a)	4,412	941,697

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF (Continued)

August 31, 2020

	Number of Shares	Value
Financials (Continued)
FactSet Research Systems, Inc. (a)	6,556	$2,297,222
Fifth Third Bancorp	122,506	2,530,974
First Republic Bank	29,580	3,339,878
Franklin Resources, Inc. (a)	50,257	1,058,412
Hartford Financial Services Group, Inc.	61,908	2,504,179
Huntington Bancshares, Inc.	176,111	1,657,205
Intercontinental Exchange, Inc.	95,630	10,158,775
Invesco Ltd. (a)	63,758	650,332
KeyCorp	167,524	2,063,896
Lincoln National Corp.	33,755	1,216,868
Loews Corp.	44,770	1,605,452
M&T Bank Corp.	21,936	2,265,111
MarketAxess Holdings, Inc.	6,558	3,186,795
Marsh & McLennan Cos., Inc.	87,923	10,103,232
Moody’s Corp.	29,121	8,580,211
Nasdaq, Inc.	20,124	2,705,068
Northern Trust Corp.	34,007	2,784,833
People’s United Financial, Inc.	76,755	812,068
PNC Financial Services Group, Inc.	72,981	8,115,487
Principal Financial Group, Inc.	47,440	1,997,698
Progressive Corp.	101,168	9,615,007
Prudential Financial, Inc.	68,604	4,649,293
Raymond James Financial, Inc.	21,665	1,640,474
Regions Financial Corp.	165,381	1,911,804
Reinsurance Group of America, Inc.	11,709	1,073,481
S&P Global, Inc.	41,768	15,304,631
State Street Corp.	61,256	4,170,921
SVB Financial Group*	8,898	2,272,371
T. Rowe Price Group, Inc.	39,238	5,462,322
TD Ameritrade Holding Corp.	46,866	1,798,717
Travelers Cos., Inc.	44,051	5,111,678
Truist Financial Corp.	231,957	9,002,251
US Bancorp	229,806	8,364,938
Voya Financial, Inc. (a)	22,313	1,158,268
Willis Towers Watson PLC	22,226	4,568,110
Zions Bancorp NA	28,497	916,464

(Cost $253,216,811)		250,830,933

Health Care — 13.6%
AbbVie, Inc.	303,994	29,113,505
ABIOMED, Inc.*	7,808	2,401,897
Agilent Technologies, Inc.	53,694	5,391,951
Align Technology, Inc.*	12,954	3,847,079
AmerisourceBergen Corp.	26,606	2,581,580
Amgen, Inc.	101,927	25,820,148
Becton Dickinson and Co.	50,019	12,143,113
Biogen, Inc.*	28,166	8,101,668
BioMarin Pharmaceutical, Inc.*	30,799	2,403,246
Bristol-Myers Squibb Co.	389,926	24,253,397
Cardinal Health, Inc.	50,413	2,558,964
Centene Corp.*	100,923	6,188,598
Cerner Corp.	53,892	3,954,056
Cigna Corp.	64,402	11,422,983
DaVita, Inc.*	15,188	1,317,711
DENTSPLY SIRONA, Inc.	38,331	1,719,912
DexCom, Inc.*	15,802	6,722,329
Edwards Lifesciences Corp.*	108,417	9,306,515

	Number of Shares	Value
Health Care (Continued)
Gilead Sciences, Inc.	218,109	$14,558,776
HCA Healthcare, Inc.	46,788	6,350,067
Henry Schein, Inc.*	24,790	1,647,048
Hologic, Inc.*	45,488	2,716,543
Humana, Inc.	22,850	9,486,635
IDEXX Laboratories, Inc.*	14,757	5,770,872
Jazz Pharmaceuticals PLC*	9,986	1,342,019
Johnson & Johnson	455,258	69,841,130
Laboratory Corp. of America Holdings*	16,797	2,952,073
Merck & Co., Inc.	436,529	37,222,828
Mettler-Toledo International, Inc.*	4,130	4,009,321
Perrigo Co. PLC	23,011	1,203,475
Quest Diagnostics, Inc.	23,075	2,566,863
ResMed, Inc.	24,994	4,518,415
STERIS PLC	14,606	2,331,702
Teladoc Health, Inc.*	12,145	2,619,555
Varian Medical Systems, Inc.*	15,468	2,686,328
Vertex Pharmaceuticals, Inc.*	44,816	12,509,042
Waters Corp.*	10,717	2,317,658
West Pharmaceutical Services, Inc.	12,782	3,629,577
Zoetis, Inc.	82,068	13,139,087

(Cost $318,318,234)		362,667,666

Industrials — 8.4%
3M Co.	98,702	16,090,400
Allegion PLC	15,729	1,626,221
AMERCO	1,707	605,797
C.H. Robinson Worldwide, Inc. (a)	23,264	2,286,851
Caterpillar, Inc.	93,356	13,285,492
Copart, Inc.*	36,624	3,783,992
CSX Corp.	133,726	10,224,690
Cummins, Inc.	25,974	5,383,111
Deere & Co.	51,499	10,817,880
Delta Air Lines, Inc.	27,681	853,959
Dover Corp.	24,946	2,740,069
Eaton Corp. PLC	68,180	6,961,178
Expeditors International of Washington, Inc.	28,979	2,561,454
Fastenal Co.	99,212	4,847,498
Fortune Brands Home & Security, Inc.	24,675	2,074,674
Howmet Aerospace, Inc.	67,764	1,187,225
IDEX Corp.	13,025	2,347,496
IHS Markit Ltd.	65,616	5,244,031
Illinois Tool Works, Inc.	53,804	10,628,980
Johnson Controls International PLC	132,001	5,376,401
Kansas City Southern	16,620	3,025,505
Lennox International, Inc.	6,027	1,689,549
Masco Corp.	48,013	2,799,158
Nielsen Holdings PLC (a)	60,518	924,715
Norfolk Southern Corp.	44,579	9,474,375
Owens Corning	18,777	1,270,076
PACCAR, Inc.	59,865	5,138,812
Parker-Hannifin Corp.	22,167	4,566,624
Pentair PLC	28,089	1,267,937
Robert Half International, Inc.	20,521	1,091,717
Rockwell Automation, Inc.	20,077	4,628,351
Roper Technologies, Inc.	17,854	7,627,050
Snap-on, Inc.	8,952	1,327,313

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF (Continued)

August 31, 2020

	Number of Shares	Value
Industrials (Continued)
Stanley Black & Decker, Inc.	26,382	$4,255,417
Teledyne Technologies, Inc.*	6,343	1,989,228
Trane Technologies PLC	41,219	4,879,917
Union Pacific Corp.	116,903	22,496,813
United Parcel Service, Inc., Class B	121,031	19,803,092
United Rentals, Inc.*(a)	12,871	2,278,811
W.W. Grainger, Inc.	7,974	2,913,939
Waste Management, Inc.	73,400	8,367,600
Xylem, Inc.	31,159	2,498,329

(Cost $188,670,322)		223,241,727

Information Technology — 28.0%
Accenture PLC, Class A	109,849	26,356,071
Adobe, Inc.*	83,065	42,644,740
Applied Materials, Inc.	156,761	9,656,478
Autodesk, Inc.*	38,039	9,346,182
Cadence Design Systems, Inc.*	48,573	5,387,232
Cisco Systems, Inc.	730,175	30,827,989
Citrix Systems, Inc.	20,087	2,916,632
Cognex Corp.	29,838	2,064,491
Hewlett Packard Enterprise Co.	223,500	2,161,245
HP, Inc.	247,577	4,840,130
Intel Corp.	731,678	37,278,994
International Business Machines Corp.	153,537	18,932,648
Intuit, Inc.	45,020	15,549,458
Keysight Technologies, Inc.*	32,430	3,195,004
Lam Research Corp.	25,088	8,438,098
Mastercard, Inc., Class A	154,495	55,338,564
Microsoft Corp.	1,245,478	280,892,653
NVIDIA Corp.	106,444	56,945,411
salesforce.com, Inc.*	155,402	42,370,355
Texas Instruments, Inc.	159,422	22,661,837
Trimble, Inc.*	43,452	2,277,319
Visa, Inc., Class A	291,565	61,808,864
VMware, Inc., Class A*(a)	15,281	2,207,188
Western Union Co.	71,410	1,684,562

(Cost $530,485,428)		745,782,145

Materials — 2.9%
Amcor PLC	277,216	3,066,009
Axalta Coating Systems Ltd.*	36,624	873,482
Ball Corp.	56,268	4,522,259
DuPont de Nemours, Inc.	127,749	7,123,284
Ecolab, Inc.	44,008	8,673,097
International Flavors & Fragrances, Inc. (a)	14,772	1,828,626
Linde PLC	90,626	22,632,937
Mosaic Co.	64,037	1,167,395
Newmont Corp.	139,525	9,387,242
Nucor Corp.	52,145	2,370,512
PPG Industries, Inc.	40,719	4,902,568
Sherwin-Williams Co.	14,369	9,642,317
Steel Dynamics, Inc.	36,900	1,089,288

(Cost $63,255,123)		77,279,016

Real Estate — 2.9%
Alexandria Real Estate Equities, Inc. REIT	21,203	3,570,161

	Number of Shares	Value
Real Estate (Continued)
American Tower Corp. REIT	76,553	$19,073,180
Boston Properties, Inc. REIT	25,400	2,206,498
CBRE Group, Inc., Class A*	57,819	2,719,228
Equinix, Inc. REIT	15,412	12,172,089
Equity Residential REIT	64,253	3,627,082
Healthpeak Properties, Inc. REIT	94,469	2,611,123
Host Hotels & Resorts, Inc. REIT	121,986	1,369,903
Iron Mountain, Inc. REIT (a)	50,376	1,515,814
Jones Lang LaSalle, Inc.	8,764	903,043
Prologis, Inc. REIT	126,397	12,874,798
SBA Communications Corp. REIT	19,368	5,927,964
UDR, Inc. REIT	51,445	1,790,800
Welltower, Inc. REIT	71,405	4,107,216
Weyerhaeuser Co. REIT	128,830	3,904,837

(Cost $70,385,803)		78,373,736

Utilities — 2.7%
AES Corp.	114,991	2,041,090
Alliant Energy Corp.	42,942	2,325,309
American Water Works Co., Inc.	31,292	4,422,811
CMS Energy Corp.	49,038	2,966,309
Consolidated Edison, Inc.	57,703	4,116,532
Dominion Energy, Inc.	143,894	11,287,045
DTE Energy Co.	34,232	4,062,311
Edison International	67,256	3,529,595
Eversource Energy	56,767	4,865,500
Pinnacle West Capital Corp.	19,753	1,448,883
Public Service Enterprise Group, Inc.	87,279	4,559,455
Sempra Energy	50,450	6,238,142
Southern Co.	182,184	9,506,361
WEC Energy Group, Inc.	54,534	5,130,559
Xcel Energy, Inc.	90,655	6,298,256

(Cost $72,424,981)		72,798,158

TOTAL COMMON STOCKS (Cost $2,203,855,873)		2,659,897,967

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04% (b)(c) (Cost $95,593)	95,593	95,593

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.06% (b) (Cost $2,101,479)	2,101,479	2,101,479

TOTAL INVESTMENTS — 99.8% (Cost $2,206,052,945)		$2,662,095,039
Other assets and liabilities, net — 0.2%		4,349,839

NET ASSETS — 100.0%		$2,666,444,878

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF (Continued)

August 31, 2020

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2020 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2020	Value ($) at 8/31/2020
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04% (b)(c)
719,723	—	(624,130	)(d)	—	—	8,393	—	95,593	95,593

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.06% (b)
2,902,467	47,824,287	(48,625,275)		—	—	33,962	—	2,101,479	2,101,479

3,622,190	47,824,287	(49,249,405)		—	—	42,355	—	2,197,072	2,197,072

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2020 amounted to $19,911,586, which is 0.7% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $20,512,155.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2020.

REIT:	Real Estate Investment Trust

At August 31, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures	USD	2	$387,380	$385,160	9/18/2020	$(2,220)
E-Mini S&P 500 ESG Futures	USD	16	2,291,370	2,410,560	9/18/2020	119,190
E-Mini S&P 500 Futures	USD	18	2,955,900	3,149,010	9/18/2020	193,110

Total net unrealized appreciation						$310,080

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF (Continued)

August 31, 2020

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$2,659,897,967	$—	$—	$2,659,897,967
Short-Term Investments (e)	2,197,072	—	—	2,197,072
Derivatives (f)
Futures Contracts	312,300	—	—	312,300

TOTAL	$2,662,407,339	$—	$—	$2,662,407,339

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(2,220)	$—	$—	$(2,220)

TOTAL	$(2,220)	$—	$—	$(2,220)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF

August 31, 2020

	Number of Shares	Value
COMMON STOCKS — 99.8%
Communication Services — 12.2%
Activision Blizzard, Inc.	9,286	$775,567
Alphabet, Inc., Class A*	3,623	5,903,787
Alphabet, Inc., Class C*	3,531	5,770,290
AT&T, Inc.	85,989	2,563,332
CenturyLink, Inc. (a)	12,302	132,247
Comcast Corp., Class A	54,910	2,460,517
Discovery, Inc., Class A*	1,914	42,232
Discovery, Inc., Class C*	4,006	80,000
Electronic Arts, Inc.*	3,509	489,400
Facebook, Inc., Class A*	29,045	8,515,994
Interpublic Group of Cos., Inc.	4,524	80,346
News Corp., Class A	4,524	68,403
News Corp., Class B	1,566	23,600
Omnicom Group, Inc.	2,610	141,175
Take-Two Interactive Software, Inc.*	1,392	238,296
Verizon Communications, Inc.	49,875	2,956,091
Walt Disney Co.	21,782	2,872,392

(Cost $28,770,221)		33,113,669

Consumer Discretionary — 12.3%
Amazon.com, Inc.*	5,060	17,461,858
Aptiv PLC	3,265	281,182
Best Buy Co., Inc.	2,784	308,773
BorgWarner, Inc. (a)	2,436	98,877
eBay, Inc.	7,967	436,432
Gap, Inc.	2,784	48,414
General Motors Co.	15,093	447,206
H&R Block, Inc.	2,436	35,322
Hanesbrands, Inc. (a)	4,350	66,511
Hasbro, Inc.	1,544	121,883
Hilton Worldwide Holdings, Inc.	3,263	294,845
Home Depot, Inc.	12,970	3,696,969
Kohl’s Corp. (a)	1,914	40,883
L Brands, Inc.	2,784	81,850
Las Vegas Sands Corp.	3,984	202,029
Leggett & Platt, Inc.	1,566	64,206
Lowe’s Cos., Inc.	9,171	1,510,372
McDonald’s Corp.	9,012	1,924,242
MGM Resorts International (a)	6,067	136,507
Newell Brands, Inc. (a)	4,428	70,759
NIKE, Inc., Class B	14,945	1,672,196
PulteGroup, Inc.	2,959	131,942
PVH Corp.	870	48,511
Ralph Lauren Corp.	564	38,820
Royal Caribbean Cruises Ltd.	2,056	141,535
Starbucks Corp.	14,080	1,189,338
Tapestry, Inc.	3,480	51,260
Target Corp.	6,067	917,391
Tiffany & Co.	1,362	166,845
TJX Cos., Inc.	14,391	788,483
VF Corp.	3,752	246,694
Whirlpool Corp. (a)	694	123,338
Yum! Brands, Inc.	3,654	350,236

(Cost $25,652,791)		33,195,709

	Number of Shares	Value
Consumer Staples — 6.2%
Archer-Daniels-Midland Co.	6,914	$309,471
Brown-Forman Corp., Class B (a)	2,250	164,632
Campbell Soup Co.	2,068	108,797
Coca-Cola Co.	46,491	2,302,699
Colgate-Palmolive Co.	10,348	820,182
Conagra Brands, Inc.	5,936	227,705
Constellation Brands, Inc., Class A	2,037	375,786
Costco Wholesale Corp.	5,335	1,854,766
General Mills, Inc.	7,311	467,538
Hershey Co.	1,853	275,430
Hormel Foods Corp. (a)	3,306	168,540
J M Smucker Co.	1,392	167,291
Kellogg Co.	3,101	219,892
Kraft Heinz Co.	7,777	272,506
Kroger Co.	9,468	337,818
McCormick & Co., Inc.	1,545	318,579
Molson Coors Beverage Co., Class B	2,262	85,142
Mondelez International, Inc., Class A	17,221	1,006,051
PepsiCo, Inc.	16,763	2,347,826
Procter & Gamble Co.	29,903	4,136,482
Sysco Corp.	6,228	374,552
Tyson Foods, Inc., Class A	3,651	229,283
Walgreens Boots Alliance, Inc.	8,716	331,382

(Cost $15,741,425)		16,902,350

Energy — 2.2%
Apache Corp.	4,471	66,171
Baker Hughes Co.	7,984	114,012
Chevron Corp.	22,586	1,895,643
ConocoPhillips	13,042	494,161
Exxon Mobil Corp.	50,733	2,026,276
Halliburton Co.	11,085	179,355
Hess Corp.	3,132	144,197
Kinder Morgan, Inc.	23,948	330,961
Marathon Oil Corp.	9,249	48,835
Noble Energy, Inc.	5,639	56,108
Occidental Petroleum Corp.	10,947	139,465
ONEOK, Inc.	4,875	133,965
Schlumberger N.V.	16,856	320,433

(Cost $7,770,714)		5,949,582

Financials — 9.0%
Aflac, Inc.	8,518	309,374
Allstate Corp.	3,810	354,330
American Express Co.	7,996	812,314
American International Group, Inc.	10,622	309,525
Ameriprise Financial, Inc.	1,433	224,694
Aon PLC, Class A	2,781	556,172
Assurant, Inc.	674	81,931
Bank of America Corp.	93,940	2,418,016
Bank of New York Mellon Corp.	9,887	365,621
BlackRock, Inc.	1,863	1,106,976
Capital One Financial Corp.	5,578	385,049
Cboe Global Markets, Inc.	1,392	127,772
Charles Schwab Corp.	13,690	486,406
Chubb Ltd.	5,386	673,250
Citigroup, Inc.	25,006	1,278,307
CME Group, Inc.	4,336	762,572

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF (Continued)

August 31, 2020

	Number of Shares	Value
Financials (Continued)
Comerica, Inc.	1,914	$75,660
Discover Financial Services	3,828	203,190
E*TRADE Financial Corp.	2,611	141,255
Franklin Resources, Inc. (a)	3,480	73,289
Globe Life, Inc.	1,218	100,461
Goldman Sachs Group, Inc.	3,696	757,200
Hartford Financial Services Group, Inc.	4,350	175,957
Intercontinental Exchange, Inc.	6,629	704,199
Invesco Ltd. (a)	4,698	47,920
JPMorgan Chase & Co.	36,775	3,684,487
Lincoln National Corp.	2,575	92,829
MarketAxess Holdings, Inc.	484	235,195
Marsh & McLennan Cos., Inc.	6,067	697,159
MetLife, Inc.	9,188	353,370
Moody’s Corp.	1,923	566,593
Morgan Stanley	14,431	754,164
MSCI, Inc.	1,042	388,947
Nasdaq, Inc.	1,392	187,113
Northern Trust Corp.	2,610	213,733
PNC Financial Services Group, Inc.	5,195	577,684
Principal Financial Group, Inc.	3,132	131,889
Prudential Financial, Inc.	4,872	330,175
Raymond James Financial, Inc.	1,547	117,139
S&P Global, Inc.	2,930	1,073,611
State Street Corp.	4,355	296,532
Synchrony Financial	6,788	168,410
T. Rowe Price Group, Inc.	2,750	382,827
Travelers Cos., Inc.	2,981	345,915
Unum Group	2,436	45,017
Wells Fargo & Co.	44,804	1,082,017

(Cost $24,855,649)		24,256,246

Health Care — 13.2%
Abbott Laboratories	21,390	2,341,563
AbbVie, Inc.	21,290	2,038,943
Agilent Technologies, Inc.	3,727	374,265
Amgen, Inc.	7,114	1,802,119
Anthem, Inc.	3,052	859,199
Baxter International, Inc.	6,158	536,177
Becton Dickinson and Co.	3,570	866,689
Biogen, Inc.*	1,958	563,199
Boston Scientific Corp.*	17,219	706,323
Bristol-Myers Squibb Co.	27,288	1,697,314
Cardinal Health, Inc.	3,474	176,340
Cigna Corp.	4,468	792,489
CVS Health Corp.	15,768	979,508
Danaher Corp.	7,600	1,569,172
DaVita, Inc.*	1,054	91,445
Edwards Lifesciences Corp.*	7,520	645,517
Eli Lilly and Co.	10,170	1,509,126
Gilead Sciences, Inc.	15,121	1,009,327
Henry Schein, Inc.*	1,740	115,606
Humana, Inc.	1,585	658,045
Illumina, Inc.*	1,764	630,136
Incyte Corp.*	2,237	215,535
Laboratory Corp. of America Holdings*	1,210	212,658
McKesson Corp.	1,922	294,912
Medtronic PLC	16,165	1,737,253

	Number of Shares	Value
Health Care (Continued)
Merck & Co., Inc.	30,558	$2,605,681
Mettler-Toledo International, Inc.*	300	291,234
PerkinElmer, Inc.	1,313	154,566
Pfizer, Inc.	67,104	2,535,860
Quest Diagnostics, Inc.	1,587	176,538
Regeneron Pharmaceuticals, Inc.*	1,217	754,455
Thermo Fisher Scientific, Inc.	4,781	2,050,953
UnitedHealth Group, Inc.	11,426	3,571,196
Vertex Pharmaceuticals, Inc.*	3,128	873,087
Waters Corp.*	746	161,330

(Cost $32,745,278)		35,597,760

Industrials — 6.5%
A O Smith Corp.	1,572	76,981
Alaska Air Group, Inc.	1,392	54,218
Allegion PLC	1,060	109,593
American Airlines Group, Inc. (a)	6,442	84,068
AMETEK, Inc.	2,781	280,047
Caterpillar, Inc.	6,600	939,246
Cintas Corp.	1,044	347,903
CSX Corp.	9,214	704,502
Cummins, Inc.	1,766	366,003
Deere & Co.	3,828	804,110
Delta Air Lines, Inc.	7,117	219,559
Dover Corp.	1,740	191,122
Eaton Corp. PLC	4,827	492,837
Emerson Electric Co.	7,302	507,270
Expeditors International of Washington, Inc.	2,088	184,558
Fastenal Co.	6,908	337,525
FedEx Corp.	2,934	645,011
Flowserve Corp.	1,566	46,479
Fortive Corp.	3,515	253,467
Fortune Brands Home & Security, Inc.	1,561	131,249
General Electric Co.	103,727	657,629
Howmet Aerospace, Inc.	4,671	81,836
IDEX Corp.	870	156,800
IHS Markit Ltd.	4,889	390,729
Illinois Tool Works, Inc.	3,473	686,091
Johnson Controls International PLC	8,975	365,552
L3Harris Technologies, Inc.	2,622	473,900
Nielsen Holdings PLC (a)	4,350	66,468
Norfolk Southern Corp.	3,123	663,731
PACCAR, Inc.	4,176	358,468
Parker-Hannifin Corp.	1,529	314,989
Pentair PLC	1,914	86,398
Republic Services, Inc.	2,610	241,999
Rockwell Automation, Inc.	1,392	320,898
Roper Technologies, Inc.	1,238	528,861
Snap-on, Inc.	696	103,196
Stanley Black & Decker, Inc.	1,894	305,502
Trane Technologies PLC	2,953	349,606
Union Pacific Corp.	8,183	1,574,737
United Parcel Service, Inc., Class B	8,493	1,389,625
United Rentals, Inc.*(a)	880	155,804
Verisk Analytics, Inc.	1,941	362,326
W.W. Grainger, Inc.	524	191,485
Waste Management, Inc.	4,726	538,764

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF (Continued)

August 31, 2020

	Number of Shares	Value
Industrials (Continued)
Westinghouse Air Brake Technologies Corp.	2,251	$149,804
Xylem, Inc.	2,243	179,844

(Cost $15,300,155)		17,470,790

Information Technology — 30.4%
Accenture PLC, Class A	7,672	1,840,743
Adobe, Inc.*	5,823	2,989,470
Advanced Micro Devices, Inc.*	14,122	1,282,560
Akamai Technologies, Inc.*	1,959	228,086
ANSYS, Inc.*	1,044	353,927
Apple, Inc.	196,868	25,403,847
Arista Networks, Inc.*	666	148,818
Autodesk, Inc.*	2,644	649,631
Automatic Data Processing, Inc.	5,192	722,155
Cisco Systems, Inc.	51,069	2,156,133
Corning, Inc.	9,163	297,431
DXC Technology Co.	3,132	62,577
Hewlett Packard Enterprise Co.	15,826	153,037
HP, Inc.	17,222	336,690
Intel Corp.	51,148	2,605,991
Intuit, Inc.	3,149	1,087,633
Juniper Networks, Inc.	4,176	104,400
Keysight Technologies, Inc.*	2,262	222,852
KLA Corp.	1,914	392,638
Lam Research Corp.	1,749	588,259
Mastercard, Inc., Class A	10,623	3,805,052
Micron Technology, Inc.*	13,208	601,096
Microsoft Corp.	91,610	20,660,803
Motorola Solutions, Inc.	2,091	323,582
NortonLifeLock, Inc.	6,949	163,441
NVIDIA Corp.	7,428	3,973,832
QUALCOMM, Inc.	13,602	1,619,998
salesforce.com, Inc.*	10,868	2,963,160
Seagate Technology PLC	2,625	125,974
TE Connectivity Ltd.	4,008	387,173
Texas Instruments, Inc.	11,021	1,566,635
Visa, Inc., Class A (a)	20,323	4,308,273
Xerox Holdings Corp.	2,262	42,661

(Cost $61,213,680)		82,168,558

Materials — 2.4%
Air Products and Chemicals, Inc.	2,666	779,165
Ball Corp.	4,002	321,641
CF Industries Holdings, Inc.	2,610	85,164
Corteva, Inc.	8,856	252,839
Eastman Chemical Co.	1,566	114,490
Ecolab, Inc.	2,965	584,342
FMC Corp.	1,566	167,343
Freeport-McMoRan, Inc.	18,230	284,570
International Flavors & Fragrances, Inc.	1,251	154,861
International Paper Co.	4,525	164,122
Linde PLC	6,312	1,576,359
LyondellBasell Industries NV, Class A	3,132	205,083
Martin Marietta Materials, Inc.	710	144,038
Mosaic Co.	4,330	78,936
Newmont Corp.	9,722	654,096
Packaging Corp. of America	1,074	108,732
PPG Industries, Inc.	2,873	345,909

	Number of Shares	Value
Materials (Continued)
Sealed Air Corp.	1,759	$69,129
Vulcan Materials Co.	1,566	187,920
Westrock Co.	2,958	89,716

(Cost $5,621,552)		6,368,455

Real Estate — 2.6%
Alexandria Real Estate Equities, Inc. REIT (a)	1,529	257,453
American Tower Corp. REIT	5,352	1,333,451
Apartment Investment and Management Co., Class A REIT	1,740	62,692
AvalonBay Communities, Inc. REIT	1,719	271,705
Boston Properties, Inc. REIT	1,742	151,328
CBRE Group, Inc., Class A*	4,155	195,410
Digital Realty Trust, Inc. REIT	3,247	505,396
Duke Realty Corp. REIT	4,520	174,246
Equinix, Inc. REIT	1,072	846,644
Equity Residential REIT	4,217	238,050
Essex Property Trust, Inc. REIT	804	174,074
Federal Realty Investment Trust REIT	870	68,939
Healthpeak Properties, Inc. REIT	6,063	167,581
Host Hotels & Resorts, Inc. REIT	8,693	97,622
Iron Mountain, Inc. REIT (a)	3,306	99,478
Kimco Realty Corp. REIT	4,872	58,415
Mid-America Apartment Communities, Inc. REIT	1,392	163,031
Prologis, Inc. REIT	8,903	906,860
Regency Centers Corp. REIT	2,100	83,391
Simon Property Group, Inc. REIT	3,803	258,034
SL Green Realty Corp. REIT (a)	1,044	48,817
UDR, Inc. REIT	3,630	126,360
Ventas, Inc. REIT	4,561	187,959
Vornado Realty Trust REIT (a)	1,903	68,184
Welltower, Inc. REIT	5,041	289,958
Weyerhaeuser Co. REIT	8,874	268,971

(Cost $7,310,808)		7,104,049

Utilities — 2.8%
AES Corp.	7,828	138,947
American Electric Power Co., Inc.	5,879	463,442
American Water Works Co., Inc.	2,160	305,294
CMS Energy Corp.	3,596	217,522
Dominion Energy, Inc.	10,209	800,794
DTE Energy Co.	2,265	268,788
Duke Energy Corp.	8,884	713,741
Entergy Corp.	2,410	238,927
Eversource Energy	4,062	348,154
Exelon Corp.	11,796	435,390
NextEra Energy, Inc.	5,892	1,644,870
NiSource, Inc.	4,350	96,396
NRG Energy, Inc.	3,132	107,772
PPL Corp.	9,050	250,052
Public Service Enterprise Group, Inc.	6,238	325,873
Sempra Energy	3,596	444,645
WEC Energy Group, Inc.	3,811	358,539
Xcel Energy, Inc.	6,234	433,107

(Cost $7,596,024)		7,592,253

TOTAL COMMON STOCKS (Cost $232,578,297)		269,719,421

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF (Continued)

August 31, 2020

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04% (b)(c) (Cost $84,196)	84,196	$84,196

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.06% (b) (Cost $344,797)	344,797	344,797

TOTAL INVESTMENTS — 99.9% (Cost $233,007,290)		$270,148,414
Other assets and liabilities, net — 0.1%		286,437

NET ASSETS — 100.0%		$270,434,851

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2020 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2020	Value ($) at 8/31/2020
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04% (b)(c)
4,434	79,762(d	)	—	—	—	386	—	84,196	84,196

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.06% (b)
5,888	4,111,316		(3,772,407)	—	—	2,314	—	344,797	344,797

10,322	4,191,078		(3,772,407)	—	—	2,700	—	428,993	428,993

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2020 amounted to $3,671,917, which is 1.4% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $3,733,742.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2020.

REIT:	Real Estate Investment Trust

At August 31, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation
E-Mini S&P 500 ESG Futures	USD	4	$552,380	$602,640	9/18/2020	$50,260

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF (Continued)

August 31, 2020

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$269,719,421	$—	$—	$269,719,421
Short-Term Investments (e)	428,993	—	—	428,993
Derivatives (f)
Futures Contracts	50,260	—	—	50,260

TOTAL	$270,198,674	$—	$—	$270,198,674

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	50

DBX ETF Trust

Statements of Assets and Liabilities

August 31, 2020

	Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	Xtrackers MSCI EAFE ESG Leaders Equity ETF	Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	Xtrackers MSCI USA ESG Leaders Equity ETF
Assets
Investment in non-affiliated securities at value	$8,295,229	$11,641,276	$8,517,841	$2,659,897,967
Investment in affiliated securities at value	18,041	—	—	—
Investment in DWS Government Money Market Series	6,027	143	32,100	2,101,479
Investment in DWS Government & Agency Securities Portfolio*	18,551	55,300	29,475	95,593
Foreign currency at value	39,215	5,665	28,697	—
Deposit with broker for futures contracts	5,300	655	5,300	403,000
Receivables:
Investment securities sold	37,908	28,462	79,244	7,333,854
Variation margin on futures contracts	—	114	—	—
Dividends	14,308	25,007	6,185	4,037,623
Interest	—	—	1	—
Securities lending income	59	71	44	2,899
Foreign tax reclaim	6,536	11,494	292	—

Total assets	$8,441,174	$11,768,187	$8,699,179	$2,673,872,415

Liabilities
Payable upon return of securities loaned	18,551	55,300	29,475	95,593
Payables:
Investment securities purchased	46,692	31,002	92,127	7,024,536
Investment advisory fees	1,078	1,366	1,437	192,916
Variation margin on futures contracts	1,240	—	1,240	114,492
Deferred foreign tax payable	2,687	—	4,438	—

Total liabilities	70,248	87,668	128,717	7,427,537

Net Assets, at value	$8,370,926	$11,680,519	$8,570,462	$2,666,444,878

Net Assets Consist of
Paid-in capital	$7,501,563	$11,136,256	$7,485,979	$2,227,937,535
Distributable earnings (loss)	869,363	544,263	1,084,483	438,507,343

Net Assets, at value	$8,370,926	$11,680,519	$8,570,462	$2,666,444,878

Number of Common Shares outstanding	300,001	450,001	300,001	83,750,001

Net Asset Value	$27.90	$25.96	$28.57	$31.84

Investment in non-affiliated securities at cost	$7,415,221	$10,906,575	$7,287,005	$2,203,855,873

Investment in affiliated securities at cost	$15,892	$—	$—	$—

Value of securities loaned	$39,489	$89,209	$53,443	$19,911,586

Investment in DWS Government Money Market Series at cost	$6,027	$143	$32,100	$2,101,479

Investment in DWS Government & Agency Securities Portfolio at cost*	$18,551	$55,300	$29,475	$95,593

Non-cash collateral for securities on loan	$23,446	$39,060	$27,254	$20,512,155

Foreign currency at cost	$38,107	$5,249	$28,689	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	51

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

August 31, 2020

Xtrackers S&P 500 ESG ETF
Assets
Investment in non-affiliated securities at value	$269,719,421
Investment in DWS Government Money Market Series	344,797
Investment in DWS Government & Agency Securities Portfolio*	84,196
Deposit with broker for futures contracts	40,000
Receivables:
Dividends	352,523
Interest	24
Securities lending income	417

Total assets	$270,541,378

Liabilities
Payable upon return of securities loaned	84,196
Payables:
Investment advisory fees	21,251
Variation margin on futures contracts	1,080

Total liabilities	106,527

Net Assets, at value	$270,434,851

Net Assets Consist of
Paid-in capital	$233,833,890
Distributable earnings (loss)	36,600,961

Net Assets, at value	$270,434,851

Number of Common Shares outstanding	8,700,001

Net Asset Value	$31.08

Investment in non-affiliated securities at cost	$232,578,297

Value of securities loaned	$3,671,917

Investment in DWS Government Money Market Series at cost	$344,797

Investment in DWS Government & Agency Securities Portfolio at cost*	$84,196

Non-cash collateral for securities on loan	$3,733,742

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	52

DBX ETF Trust

Statements of Operations

For the Year Ended August 31, 2020

	Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	Xtrackers MSCI EAFE ESG Leaders Equity ETF	Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	Xtrackers MSCI USA ESG Leaders Equity ETF
Investment Income
Unaffiliated dividend income*	$181,423	$241,231	$166,255	$34,553,636
Affiliated dividend income	325	—	—	—
Income distributions from affiliated funds	99	65	373	33,962
Affiliated securities lending income	601	577	762	8,393
Unaffiliated non-cash dividend income	32,225	—	105,760	—
Unaffiliated securities lending income, net of borrower rebates	972	777	240	40,326

Total investment income	215,645	242,650	273,390	34,636,317

Expenses
Investment advisory fees	12,466	13,409	15,287	1,806,467
Other expenses	43	57	43	30

Total expenses	12,509	13,466	15,330	1,806,497

Less fees waived (see note 3):
Waiver	(49)	(4)	(24)	(183,039)

Net expenses	12,460	13,462	15,306	1,623,458

Net investment income (loss)	203,185	229,188	258,084	33,012,859

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments**	(50,212)	(181,079)	(174,161)	(22,951,284)
Investments in affiliates	5,528	—	—	—
In-kind redemptions	—	—	—	28,636,308
Futures contracts	(1,845)	5,578	10,322	(1,192,367)
Foreign currency transactions	(1,725)	473	(761)	—

Net realized gain (loss)	(48,254)	(175,028)	(164,600)	4,492,657
Net change in unrealized appreciation (depreciation) on:
Investments***	796,238	987,660	1,378,716	385,971,175
Investments in affiliates	2,087	—	—	—
Futures contracts	8,050	(22)	6,820	294,392
Foreign currency translations	2,125	1,934	223	—

Net change in unrealized appreciation (depreciation)	808,500	989,572	1,385,759	386,265,567

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	760,246	814,544	1,221,159	390,758,224

Net Increase (Decrease) in Net Assets Resulting from Operations	$963,431	$1,043,732	$1,479,243	$423,771,083

* Unaffiliated foreign tax withheld	$26,284	$29,556	$22,233	$—
** Net of foreign taxes	$128	$—	$—	$—
*** Net of change in deferred foreign taxes	$2,687	$—	$4,438	$—

See Notes to Financial Statements.	53

DBX ETF Trust

Statements of Operations (Continued)

For the Year Ended August 31, 2020

Xtrackers S&P 500 ESG ETF
Investment Income
Unaffiliated dividend income*	$2,479,316
Income distributions from affiliated funds	2,314
Affiliated securities lending income	386
Unaffiliated securities lending income, net of borrower rebates	4,542

Total investment income	2,486,558

Expenses
Investment advisory fees	138,972
Other expenses	30

Total expenses	139,002

Less fees waived (see note 3):
Waiver	(2,593)

Net expenses	136,409

Net investment income (loss)	2,350,149

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(1,360,859)
In-kind redemptions	2,142,356
Futures contracts	(35,753)

Net realized gain (loss)	745,744
Net change in unrealized appreciation (depreciation) on:
Investments	37,052,660
Futures contracts	50,260

Net change in unrealized appreciation (depreciation)	37,102,920

Net realized and unrealized gain (loss) on investments and futures	37,848,664

Net Increase (Decrease) in Net Assets Resulting from Operations	$40,198,813

* Unaffiliated foreign tax withheld	$493

See Notes to Financial Statements.	54

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF		Xtrackers MSCI EAFE ESG Leaders Equity ETF
	Year Ended August 31, 2020	For the Period December 6, 2018(1) to August 31, 2019	Year Ended August 31, 2020	For the Period September 6, 2018(1) to August 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$203,185	$179,629	$229,188	$232,575
Net realized gain (loss)	(48,254)	2,102	(175,028)	(53,873)
Net change in net unrealized appreciation (depreciation)	808,500	78,484	989,572	(253,106)

Net increase (decrease) in net assets resulting from operations	963,431	260,215	1,043,732	(74,404)

Distributions to Shareholders	(218,581)	(135,702)	(223,206)	(201,859)

Fund Shares Transactions
Proceeds from shares sold	—	7,501,538	3,628,617	7,507,614
Value of shares redeemed	—	—	—	—

Net increase (decrease) in net assets resulting from fund share transactions	—	7,501,538	3,628,617	7,507,614

Total net increase (decrease) in Net Assets	744,850	7,626,051	4,449,143	7,231,351

Net Assets
Beginning of period	7,626,076	25	7,231,376	25

End of period	$8,370,926	$7,626,076	$11,680,519	$7,231,376

Changes in Shares Outstanding
Shares outstanding, beginning of period	300,001	1	300,001	1
Shares sold	—	300,000	150,000	300,000
Shares redeemed	—	—	—	—

Shares outstanding, end of period	300,001	300,001	450,001	300,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	55

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF		Xtrackers MSCI USA ESG Leaders Equity ETF
	Year Ended August 31, 2020	For the Period December 6, 2018(1) to August 31, 2019	Year Ended August 31, 2020	For the Period March 7, 2019(1) to August 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$258,084	$150,899	$33,012,859	$9,603,428
Net realized gain (loss)	(164,600)	6,372	4,492,657	(233,999)
Net change in net unrealized appreciation (depreciation)	1,385,759	(153,826)	386,265,567	70,086,607

Net increase (decrease) in net assets resulting from operations	1,479,243	3,445	423,771,083	79,456,036

Distributions to Shareholders	(318,526)	(79,679)	(29,554,714)	(5,225,013)

Fund Shares Transactions
Proceeds from shares sold	—	7,485,954	1,074,035,689	1,307,476,148
Value of shares redeemed	—	—	(142,918,766)	(40,595,610)

Net increase (decrease) in net assets resulting from fund share transactions	—	7,485,954	931,116,923	1,266,880,538

Total net increase (decrease) in Net Assets	1,160,717	7,409,720	1,325,333,292	1,341,111,561

Net Assets
Beginning of period	7,409,745	25	1,341,111,586	25

End of period	$8,570,462	$7,409,745	$2,666,444,878	$1,341,111,586

Changes in Shares Outstanding
Shares outstanding, beginning of period	300,001	1	50,250,001	1
Shares sold	—	300,000	38,450,000	51,850,000
Shares redeemed	—	—	(4,950,000)	(1,600,000)

Shares outstanding, end of period	300,001	300,001	83,750,001	50,250,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	56

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers S&P 500 ESG ETF
	Year Ended August 31, 2020	For the Period June 26, 2019(1) to August 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$2,350,149	$87,334
Net realized gain (loss)	745,744	(70,217)
Net change in net unrealized appreciation (depreciation)	37,102,920	88,464

Net increase (decrease) in net assets resulting from operations	40,198,813	105,581

Distributions to Shareholders	(1,693,157)	—

Fund Shares Transactions
Proceeds from shares sold	280,622,402	25,000,000
Value of shares redeemed	(60,077,355)	(13,721,458)

Net increase (decrease) in net assets resulting from fund share transactions	220,545,047	11,278,542

Total net increase (decrease) in Net Assets	259,050,703	11,384,123
Net Assets
Beginning of period	11,384,148	25

End of period	$270,434,851	$11,384,148

Changes in Shares Outstanding
Shares outstanding, beginning of period	450,001	1
Shares sold	10,700,000	1,000,000
Shares redeemed	(2,450,000)	(550,000)

Shares outstanding, end of period	8,700,001	450,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	57

DBX ETF Trust

Financial Highlights

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF Selected Per Share Data	Year Ended 8/31/2020	Period Ended 8/31/2019(a)
Net Asset Value, beginning of period	$25.42	$25.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.68	0.60
Net realized and unrealized gain (loss)	2.53	0.27

Total from investment operations	3.21	0.87

Less distributions from:
Net investment income	(0.73)	(0.45)

Total distributions	(0.73)	(0.45)

Net Asset Value, end of period	$27.90	$25.42

Total Return (%) (c)	12.74	3.44	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	8	8
Ratio of expenses before fee waiver (%)	0.16	0.16	*
Ratio of expenses after fee waiver (%)	0.16	0.16	*
Ratio of net investment income (loss) (%)	2.61	3.17	*
Portfolio turnover rate (%) (d)	13	10	**

Xtrackers MSCI EAFE ESG Leaders Equity ETF Selected Per Share Data	Year Ended 8/31/2020	Period Ended 8/31/2019(e)
Net Asset Value, beginning of period	$24.10	$25.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.59	0.78
Net realized and unrealized gain (loss)	1.83	(1.01)

Total from investment operations	2.42	(0.23)

Less distributions from:
Net investment income	(0.56)	(0.66)
Net realized gains	—	(0.01)

Total distributions	(0.56)	(0.67)

Net Asset Value, end of period	$25.96	$24.10

Total Return (%) (c)	10.12	(0.91	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	12	7
Ratio of expenses before fee waiver (%)	0.14	0.14	*
Ratio of expenses after fee waiver (%)	0.14	0.14	*
Ratio of net investment income (loss) (%)	2.39	3.25	*
Portfolio turnover rate (%) (d)	16	10	**

(a)	For the period December 6, 2018 (commencement of operations) through August 31, 2019.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	For the period September 6, 2018 (commencement of operations) through August 31, 2019.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	58

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Financial Highlights (Continued)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF Selected Per Share Data	Year Ended 8/31/2020		Period Ended 8/31/2019(a)
Net Asset Value, beginning of period	$24.70		$25.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.86		0.50
Net realized and unrealized gain (loss)	4.07		(0.53)

Total from investment operations	4.93		(0.03)

Less distributions from:
Net investment income	(1.06)		(0.27)
Net realized gains	(0.00	)(c)	—

Total distributions	(1.06)		(0.27)

Net Asset Value, end of period	$28.57		$24.70

Total Return (%) (d)	20.32		(0.17	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	9		7
Ratio of expenses before fee waiver (%)	0.20		0.20	*
Ratio of expenses after fee waiver (%)	0.20		0.20	*
Ratio of net investment income (loss) (%)	3.38		2.68	*
Portfolio turnover rate (%) (e)	17		16	**

Xtrackers MSCI USA ESG Leaders Equity ETF Selected Per Share Data	Year Ended 8/31/2020		Period Ended 8/31/2019(f)
Net Asset Value, beginning of period	$26.69		$25.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.51		0.24
Net realized and unrealized gain (loss)	5.10		1.57

Total from investment operations	5.61		1.81

Less distributions from:
Net investment income	(0.46)		(0.12)

Total distributions	(0.46)		(0.12)

Net Asset Value, end of period	$31.84		$26.69

Total Return (%) (d)	21.42		7.23	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	2,666		1,341
Ratio of expenses before fee waiver (%)	0.10		0.10	*
Ratio of expenses after fee waiver (%)	0.09		0.10	*
Ratio of net investment income (loss) (%)	1.83		1.89	*
Portfolio turnover rate (%) (e)	9		5	**

(a)	For the period December 6, 2018 (commencement of operations) through August 31, 2019.
(b)	Based on average shares outstanding during the period.
(c)	Amount represents less than $0.005.
(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(f)	For the period March 7, 2019 (commencement of operations) through August 31, 2019.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	59

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers S&P 500 ESG ETF Selected Per Share Data	Year Ended 8/31/2020	Period Ended 8/31/2019(a)
Net Asset Value, beginning of period	$25.30	$25.00

Income (loss) from investment operations:
Net investment income (loss) (b)	0.50	0.10
Net realized and unrealized gain (loss)	5.85	0.20

Total from investment operations	6.35	0.30

Less distributions from:
Net investment income	(0.57)	—

Total distributions	(0.57)	—

Net Asset Value, end of period	$31.08	$25.30

Total Return (%) (c)	25.71	1.20	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	270	11
Ratio of expenses before fee waiver (%)	0.11	0.11	*
Ratio of expenses after fee waiver (%)	0.11	0.11	*
Ratio of net investment income (loss) (%)	1.86	2.08	*
Portfolio turnover rate (%) (d)	11	0	**

(a)	For the period June 26, 2019 (commencement of operations) through August 31, 2019.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	60

DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of August 31, 2020, the Trust consists of thirty-three investment series of exchange-traded funds (“ETFs”)

(each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF
Xtrackers MSCI EAFE ESG Leaders Equity ETF
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
Xtrackers MSCI USA ESG Leaders Equity ETF
Xtrackers S&P 500 ESG ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	MSCI ACWI ex USA ESG Leaders Index
Xtrackers MSCI EAFE ESG Leaders Equity ETF	MSCI EAFE ESG Leaders Index
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	MSCI Emerging Markets ESG Leaders Index
Xtrackers MSCI USA ESG Leaders Equity ETF	MSCI USA ESG Leaders Index
Xtrackers S&P 500 ESG ETF	S&P 500 ESG Index

The MSCI ACWI ex USA ESG Leaders Index is a capitalization weighted index that provides exposure to companies with high Environmental, Social and Governance (“ESG”) performance relative to their sector peers. The Underlying Index is constructed using regional indexes that provide exposure to large- and medium- capitalization companies from developed and emerging markets countries (excluding the United States). The annual review of the Underlying Index takes place in May and it is rebalanced in August, November and February, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

The MSCI EAFE ESG Leaders Index is a capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers. The Underlying Index consists of large- and medium-capitalization companies across developed markets countries, excluding Canada and the United States. The annual review of the Underlying Index takes place in May and it is rebalanced in August, November and February, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

The MSCI Emerging Markets ESG Leaders Index is a capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers. The Underlying Index consists of large- and medium-capitalization companies across emerging markets countries. The annual review of the Underlying Index takes place in May and it is rebalanced in August, November and February, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

MSCI USA ESG Leaders Index is a capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers. The Underlying Index consists of large- and medium-capitalization companies in the U.S market. The annual review of the Underlying Index takes place in May and it is rebalanced in August, November and February, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

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S&P 500 ESG Index is a broad-based, market capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500 Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. The Fund rebalances its portfolio in accordance with the Underlying Index, and therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. Each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker dealers. These securities are generally categorized as Level 2

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

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Notes to Financial Statements (Continued)

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF and Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF to pay out dividends from its net investment income, if any, to investors semi-annually. It is the policy of Xtrackers MSCI USA ESG Leaders Equity ETF and Xtrackers S&P 500 ESG ETF to pay out dividends from its net investment income, if any, to investors quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

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Notes to Financial Statements (Continued)

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended August 31, 2020, the Funds did not incur any interest or penalties.

As of August 31, 2020, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income*	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	$43,268	$(41,721)	$867,816	$869,363
Xtrackers MSCI EAFE ESG Leaders Equity ETF	54,743	(206,763)	696,283	544,263
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	27,474	(143,062)	1,200,071	1,084,483
Xtrackers MSCI USA ESG Leaders Equity ETF	7,836,560	(16,829,206)	447,499,989	438,507,343
Xtrackers S&P 500 ESG ETF	744,326	(532,195)	36,388,830	36,600,961

The tax character of dividends and distributions declared for the year ended August 31, 2020 and period ended August 31, 2019 were as follows:

	Year Ended August 31, 2020
	Ordinary Income*	Long Term Capital Gain
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	$218,581	$—
Xtrackers MSCI EAFE ESG Leaders Equity ETF	223,206	—
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	317,935	591
Xtrackers MSCI USA ESG Leaders Equity ETF	29,554,714	—
Xtrackers S&P 500 ESG ETF	1,693,157	—

Period Ended August 31, 2019
Ordinary Income*
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	$135,702
Xtrackers MSCI EAFE ESG Leaders Equity ETF	201,859
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	79,679
Xtrackers MSCI USA ESG Leaders Equity ETF	5,225,013

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At August 31, 2020, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	$188	$41,533	$41,721
Xtrackers MSCI EAFE ESG Leaders Equity ETF	74,886	131,877	206,763
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	47,690	95,372	143,062
Xtrackers MSCI USA ESG Leaders Equity ETF	5,844,483	10,984,723	16,829,206
Xtrackers S&P 500 ESG ETF	532,195	—	532,195

For the period ended August 31, 2020, the effect of permanent “book/tax” reclassifications to the components of net assets are included below. These differences are primarily due to redemptions-in-kind.

	Distributable earnings (loss)	Paid-In Capital
Xtrackers MSCI USA ESG Leaders Equity ETF	$(28,136,009)	$28,136,009
Xtrackers S&P 500 ESG ETF	(2,080,249)	2,080,249

64

DBX ETF Trust

Notes to Financial Statements (Continued)

As of August 31, 2020, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or (depreciation) and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	$7,469,204	868,644	$1,635,517	$(766,873)
Xtrackers MSCI EAFE ESG Leaders Equity ETF	11,002,201	694,430	1,580,624	(886,194)
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	7,374,787	1,204,629	2,158,719	(954,090)
Xtrackers MSCI USA ESG Leaders Equity ETF	2,214,595,050	447,499,989	527,611,813	(80,111,824)
Xtrackers S&P 500 ESG ETF	233,759,584	36,388,830	42,983,368	(6,594,538)

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of August 31, 2020, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended August 31, 2020, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.06% annualized effective rate as of August 31, 2020) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash

65

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Notes to Financial Statements (Continued)

collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of August 31, 2020, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at year end.

Remaining Contractual Maturity of the Agreements, as of August 31, 2020

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF
Common Stocks	$18,551	$11	$34	$23,401	$41,997

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$41,997

Xtrackers MSCI EAFE ESG Leaders Equity ETF
Common Stocks	$55,300	$—	$—	$39,060	$94,360

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$94,360

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
Common Stocks	$18,150	$31	$95	$27,128	$45,404
Exchange- Trade Funds	11,325	—	—	—	11,325

Total Borrowings	$29,475	$31	$95	$27,128	$56,729

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$45,404

Xtrackers MSCI USA ESG Leaders Equity ETF
Common Stocks	$95,593	$139,054	$504,691	$19,868,410	$20,607,748

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$20,607,748

Xtrackers S&P 500 ESG ETF
Common Stocks	$84,196	$5,161	$82,088	$3,646,493	$3,817,938

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$3,817,938

Derivatives

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the year ended August 31, 2020, Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF, Xtrackers MSCI USA ESG Leaders Equity ETF and Xtrackers S&P 500 ESG ETF utilized futures in order to simulate investment in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on

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Notes to Financial Statements (Continued)

the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of August 31, 2020 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of August 31, 2020 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$5,655	Unrealized depreciation on futures contracts*	$—
Xtrackers MSCI EAFE ESG Leaders Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$88
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$5,655	Unrealized depreciation on futures contracts*	$—
Xtrackers MSCI USA ESG Leaders Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$312,300	Unrealized depreciation on futures contracts*	$2,220
Xtrackers S&p 500 ESG ETF

Equity contracts	Unrealized appreciation on futures contracts*	$50,260	Unrealized depreciation on futures contracts*	$—

*

Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the year ended August 31, 2020 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts — Equity Contracts
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	$(1,845)
Xtrackers MSCI EAFE ESG Leaders Equity ETF	5,578
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	10,322
Xtrackers MSCI USA ESG Leaders Equity ETF	(1,192,367)
Xtrackers S&P 500 ESG ETF	(35,753)

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts — Equity Contracts
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	$8,050
Xtrackers MSCI EAFE ESG Leaders Equity ETF	(22)
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	6,820
Xtrackers MSCI USA ESG Leaders Equity ETF	294,392
Xtrackers S&P 500 ESG ETF	50,260

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Notes to Financial Statements (Continued)

For the year ended August 31, 2020 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	$50,313
Xtrackers MSCI EAFE ESG Leaders Equity ETF	32,174
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	47,078
Xtrackers MSCI USA ESG Leaders Equity ETF	3,934,747
Xtrackers S&P 500 ESG ETF	319,346

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	0.16%
Xtrackers MSCI EAFE ESG Leaders Equity ETF	0.14%
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	0.20%
Xtrackers MSCI USA ESG Leaders Equity ETF	0.10%
Xtrackers S&P 500 ESG ETF	0.11%

Effective July 31, 2019, the Advisor for the Xtrackers MSCI USA ESG Leaders Equity ETF has voluntarily elected to waive its fees and/or reimburse Fund expenses to the extent necessary to maintain the Fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at 0.09% of the Fund’s average daily net assets. Any voluntary waiver or reimbursement implemented by the Advisor may be eliminated by the Advisor at any time. For the year ended August 31, 2020, the Advisor waived $180,646 of expenses to the Fund.

Effective July 28, 2020, the Advisor for the Xtrackers S&P 500 ESG ETF has contractually agreed through July 28, 2021 to waive its fees and/or reimburse fund expenses to the extent necessary to prevent the operating expenses of the fund (excluding interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.10% of the fund’s average daily net assets. This agreement may only be terminated by the fund’s Board (and may not be terminated by the Advisor) prior to that time. For the year ended August 31, 2020, the Advisor waived $2,385 of expenses to the Fund.

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Notes to Financial Statements (Continued)

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fees in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated Funds. For the year ended August 31, 2020, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	$49
Xtrackers MSCI EAFE ESG Leaders Equity ETF	4
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	24
Xtrackers MSCI USA ESG Leaders Equity ETF	2,393
Xtrackers S&P 500 ESG ETF	208

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the year ended August 31, 2020, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	$1,033,022	$1,052,752
Xtrackers MSCI EAFE ESG Leaders Equity ETF	1,549,689	1,503,824
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	1,297,979	1,348,664
Xtrackers MSCI USA ESG Leaders Equity ETF	158,253,786	156,204,931
Xtrackers S&P 500 ESG ETF	14,577,476	14,541,919

For the year ended August 31, 2020, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers MSCI EAFE ESG Leaders Equity ETF	$3,587,041	$—
Xtrackers MSCI USA ESG Leaders Equity ETF	1,073,654,046	142,906,957
Xtrackers S&P 500 ESG ETF	280,601,553	60,074,300

5. Fund Share Transactions

As of August 31, 2020, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

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Notes to Financial Statements (Continued)

6. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At August 31, 2020, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	53%
Xtrackers MSCI EAFE ESG Leaders Equity ETF	21%
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	30%

7. Investing in Emerging Markets

The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

8. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the Act or 25 percent of adjusted total net assets. The Funds had no outstanding loans at August 31, 2020.

9. Other — COVID-19 Pandemic

A novel strain of coronavirus (COVID-19) outbreak was declared a pandemic by the World Health Organization on March 11, 2020. The situation is evolving with various cities and countries around the world responding in different ways to address the pandemic. There are direct and indirect economic effects developing for various industries and individual companies throughout the world. The recent pandemic spread of the novel coronavirus and related geopolitical events could lead to increased financial market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on a Fund and its investments. A prolonged disruption may result in a Fund and its service providers experiencing operational difficulties in implementing their business continuity plans. Management will continue to monitor the impact COVID-19 has on the Funds and reflect the consequences as appropriate in each Fund’s accounting and financial reporting.

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DBX ETF Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF, Xtrackers MSCI USA ESG Leaders Equity ETF, Xtrackers S&P 500 ESG ETF, and the Board of Trustees of DBX ETF Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF, Xtrackers MSCI USA ESG Leaders Equity ETF, and Xtrackers S&P 500 ESG ETF (collectively referred to as the “Funds”), (five of the funds constituting DBX ETF Trust (the “Trust”)), including the schedules of investments, as of August 31, 2020, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (five of the funds constituting DBX ETF Trust) at August 31, 2020, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	For the year ended August 31, 2020	For the year ended August 31, 2020 and the period from December 6, 2018 (commencement of operations) through August 31, 2019
Xtrackers MSCI EAFE ESG Leaders Equity ETF	For the year ended August 31, 2020	For the year ended August 31, 2020 and the period from September 6, 2018 (commencement of operations) through August 31, 2019
Xtrackers MSCI USA ESG Leaders Equity ETF	For the year ended August 31, 2020	For the year ended August 31, 2020 and the period from March 7, 2019 (commencement of operations) through August 31, 2019
Xtrackers S&P 500 ESG ETF	For the year ended August 31, 2020	For the year ended August 31, 2020 and the period from June 26, 2019 (commencement of operations) through August 31, 2019

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020, by correspondence

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Report of Independent Registered Public Accounting Firm (Continued)

with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

October 26, 2020

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DBX ETF Trust

Board Members and Officers (Unaudited)

Identification and Background

The Board has responsibility for the overall management and operations of the funds, including general supervision of the duties performed by the Advisor and other service providers. Each Board Member serves until his or her successor is duly elected or appointed and qualified. Each officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

The Trust currently has three Board Members. The three Independent Board Members have no affiliation or business connection with the Advisor or any of its affiliated persons and do not own any stock or other securities issued by the Advisor.

The Independent Board Members of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the fund complex (defined below) overseen by each Independent Board Member, and other directorships, if any, held by the Board Members are shown below. The fund complex includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor. As of the date of this shareholder report, the fund complex consists of the funds in the Trust, as well as the registered funds advised by affiliates of the Advisor.

Shareholder Communications to the Board.    Shareholders may send communications to the Trust’s Board by addressing the communications directly to the Board (or individual Board Members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board Members). The shareholder may send the communication to either the Trust’s office or directly to such Board members c/o 875 Third Avenue, New York, NY 10022. Other shareholder communications received by the Trust not directly addressed and sent to the Board will be reviewed and generally responded to by management. Such communications will be forwarded to the Board at management’s discretion based on the matters contained therein.

Independent Board Members
Name, Year of Birth, Position with the Trust and Length of Time Served(1)	Business Experience and Directorships During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Board Member
Stephen R. Byers (1953) Chairman since 2016, and Board Member since 2011 (formerly, Lead Independent Board Member, 2015-2016)	Independent Director (2011- present); Independent Consultant (2014-present); Director of Investment Management, the Dreyfus Corporation (2000-2006) and Vice Chairman and Chief Investment Officer, the Dreyfus Corporation (2002-2006).	33	The Arbitrage Funds, Sierra Income Corporation, Mutual Fund Directors Forum
George O. Elston (1964) Board Member since 2011, Chairman of the Audit Committee since 2015	Chief Financial Officer, Enzyvant (2018-present); Chief Executive Officer, 2X Oncology, Inc. (2017-2018); Senior Vice President and Chief Financial Officer, Juniper Pharmaceuticals, Inc. (2014-2016); Senior Vice President and Chief Financial Officer, KBI BioPharma Inc. (2013-2014); Managing Partner, Chatham Street Partners (2010-2013).	33	—
J. David Officer (1948) Board Member since 2011, Chairman of the Nominating Committee since 2015	Independent Director (2010-present); Vice Chairman, the Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	33	(Chairman of) Ilex Management Ltd; Old Westbury Funds

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Board Members and Officers (Unaudited) (Continued)

Officers(2)
Name, Year of Birth, Position with the Trust and Length of Time Served(4)	Business Experience and Directorships During the Past 5 Years
Freddi Klassen(5) (1975) President and Chief Executive Officer, 2016-present	Director(3) in DWS and Chief Operating Officer in the Americas for the Traditional Asset Classes Department (2014-present); Manager and Chief Operating Officer of DWS Investment Management Americas, Inc. (2018-present) and the Advisor (2016-present); Global Chief Operating Officer for Equities Technology in the Investment Bank Division at Deutsche Bank AG (2013-2014); Chief Operating Officer for Exchange Traded Funds and Systematic Funds in Europe (2008-2013).
Luke Oliver(5) (1980) Chief Operating Officer, 2019-present	Managing Director(3) in DWS (2017-present); Director(3) in DWS (2009-2017); Head of Passive Americas Asset Management Platform (2019-present); Manager, Chief Executive Officer and Chief Investment Officer of the Advisor (2019-present); Head of ETF Capital Markets, Americas (2012-2018); Lead Portfolio Manager of PowerShares DB ETFs (2009-2012).
Diane Kenneally(6) (1966) Treasurer, Chief Financial Officer and Controller, 2019-present	Director(3) in DWS; Chief Financial Officer and Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2018-present); Treasurer and Chief Financial Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018-present); formerly: Assistant Treasurer for the DWS funds (2007-2018).
Frank Gecsedi(5) (1967) Chief Compliance Officer, 2010-present	Director(3) in DWS Compliance Department (2016-present), Vice President in the Deutsche Asset Management Compliance Department at Deutsche Bank AG (2013-2016) and Chief Compliance Officer of the Advisor (2010-present); Chief Compliance Officer of DWS Distributors, Inc. (2019-present); Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division (2010-2012).
Bryan Richards(5) (1978) Vice President, 2016-present	Managing Director(3) in DWS (2018-present); Director(3) in DWS (2014-2018); Portfolio Manager in the Passive Asset Management Department at DWS (2011-present); Primary Portfolio Manager for the PowerShares DB Commodity ETFs (2011-2015).
John Millette(6) (1962) Secretary, 2020-present	Director(3) in DWS US Retail Legal (2003-present); Vice President and Secretary of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (1999-present); Chief Legal Officer, DWS Investment Management Americas, Inc. (2015-present); Director and Vice President of DWS Trust Company (2016-present); Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2011-present); formerly: Secretary of Deutsche Investment Management Americas Inc. (2015-2017); Assistant Secretary of DBX ETF Trust (2019-2020); Assistant Secretary (July 14, 2006-December 31, 2010) and Secretary (January 31, 2006-July 13, 2006), The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc.

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Board Members and Officers (Unaudited) (Continued)

Name, Year of Birth, Position with the Trust and Length of Time Served(4)	Business Experience and Directorships During the Past 5 Years
Caroline Pearson(6) (1962) Assistant Secretary, 2020-present	Managing Director(3) in DWS US Retail Legal; Chief Legal Officer of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2010-present); Chief Legal Officer, DBX Advisors LLC and DBX Strategic Advisors LLC (2020-present); Chief Legal Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012-present); formerly: Secretary, Deutsche AM Distributors, Inc. (2002-2017); and Secretary, Deutsche AM Service Company (2010-2017).
Paul Antosca(6) (1957) Assistant Treasurer, 2019-present	Director(3) in DWS; Assistant Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2007-present).
Jeffrey Berry(6) (1959) Assistant Treasurer, 2019-present	Director(3) in DWS.
Sheila Cadogan(6) (1966) Assistant Treasurer, 2019-present	Director(3) in DWS; Assistant Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2017-present); Director and Vice President, DWS Trust Company (2018-present); Assistant Treasurer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018-present).
Christina A. Morse(7) (1964) Assistant Secretary, 2017-present	Vice President at BNY Mellon-Asset Servicing (2014-present); Vice President and Counsel at Lord Abbett & Co. LLC (2013-2014).
Michelle Goveia-Pine(5) (1970) Interim Anti-Money Laundering Compliance Officer, since July 9, 2020	Director(3) in DWS; Interim AML Officer, DWS Trust Company (since July 28, 2020); and Interim AML Officer of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (since July 10, 2020); Interim AML Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since July 24, 2020).

(1)	The length of time served is represented by the year in which the Board Member joined the Board.
(2)

As a result of their respective positions held with the Advisor and its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Funds.

(3)	Executive title, not a board directorship.
(4)	The length of time served is represented by the year in which the officer was first elected to the Trust in such capacity.
(5)	Address: 875 Third Avenue, New York, New York 10022.
(6)	Address: 100 Summer Street, Boston, MA 02110.
(7)	Address: BNY Mellon Asset Servicing, 240 Greenwich Street, New York, NY 10286.

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the Funds’ Board Members. The SAI is available by calling 855-329-3837, or on the Company’s website at www.Xtrackers.com.

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Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e.,at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum allowable for its period ended August 31, 2020.

	Qualified Dividend Income*	Dividends Received Deduction*
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	85%	0%
Xtrackers MSCI EAFE ESG Leaders Equity ETF	90%	0%
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	73%	0%
Xtrackers MSCI USA ESG Leaders Equity ETF	100%	90%
Xtrackers S&P 500 ESG ETF	95%	91%

* The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Each Fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Income
Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	$239,979	$22,683
Xtrackers MSCI EAFE ESG Leaders Equity ETF	270,461	23,793
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	294,243	20,702

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DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

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This report is intended for the shareholders of the DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. ESG criteria in a Fund’s investment strategy does not guarantee a return or protect against loss. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Stocks of medium-sized companies involve greater risk than securities of larger, more established companies. These Funds are currently non-diversified and can take larger positions in fewer issues, increasing its potential risk. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Performance of a Fund may diverge from that of its Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Funds and their investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or Deutsche Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

The Funds or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such Funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX Advisors LLC and any related funds.

The S&P 500 ESG Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by DBX Advisors. S&P® and S&P 500® are registered trademarks of Standard & Poor's Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by DBX Advisors. The ESG Scores used in the Index are calculated by SAM. DBX Advisors Xtrackers ETFs are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates or SAM, and none of such parties make any representation regarding the advisability of investing in such ETFs, nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 ESG Index.

Copyright © 2020 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-070013-2 (10/20) DBX004598 (10/21)

August 31, 2020

Annual Report

DBX ETF Trust

Xtrackers High Beta High Yield Bond ETF (HYUP)

Xtrackers Low Beta High Yield Bond ETF (HYDW)

Xtrackers Short Duration High Yield Bond ETF (SHYL)

Xtrackers USD High Yield Corporate Bond ETF (HYLB)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this annual report for our ETFs tracking the fixed income market for the period ended August 31, 2020.

The global economy shrank at a record pace during the reporting period owing to COVID-19-driven collapse of economic activity. The pandemic severely affected the U.S. economy, as it was one of the worst hit countries in terms of COVID-19 infections. Consumer and business spending took a hit as nationwide lockdowns brought business activity to a halt. Labor markets also saw considerable weakness as record numbers of Americans filed for unemployment benefits; however, the gradual reopening of the economy led to some recovery. Though economic activity picked up momentum in May, a resurgence of COVID-19 infections hurt sentiments. The Eurozone economy plunged into recession owing to stringent lockdown measures implemented in the region. However, its success in containing infections, along with government stimulus, helped support an initial recovery.

Amid the global growth slowdown and containment activities, monetary and fiscal authorities globally offered unprecedented rescue packages on the back of benign inflation numbers. In light of evolving risks from COVID-19, the Federal Reserve Board (FRB) took a dovish stance, maintaining a near-zero policy rate in March 2020. Furthermore, given the proximity of interest rates to zero percent, the FRB reaffirmed that it is prepared to use its full range of tools to achieve its maximum employment and price stability goals. To keep the economy afloat, the US Congress passed the largest stimulus package ever, called the Coronavirus Aid, Relief and Economic Security (CARES) Act, worth USD2.2 trillion. The unusual stimulus packages along with gradual reopening of the economy buoyed U.S. equity markets to reach their all-time highs.

The high-yield spreads over U.S. treasuries crossed the 1,000 basis points (1 basis point = 0.01%) mark during the initial panic over the pandemic. However, the FRB’s foray into high yield debt put a lid on the yields and supported the high-yield bond prices at a level that otherwise would be unimaginable in a recession. The improved borrowing conditions led to the issuance in the U.S. high-yield bond markets to reach record levels. To address the unprecedented situation, the European Central Bank announced a Pandemic Emergency Purchase Programme (PEPP) worth 7.3% of Euro area GDP1. PEPP targets to enhance credit to businesses and households, as well as to support production and employment.

Second wave of COVID-19 infections, worsening trade relations with China and failure to reach an agreement on the second U.S. stimulus package are some major risks ahead of the U.S. economy. However, willingness of policymakers to provide unprecedented fiscal and monetary support, coupled with gradual reopening of the economy, should support an initial recovery. Given the unprecedented resources devoted to COVID-19 vaccine research by both the public and private sectors, positive surprises certainly appear possible.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1The gross domestic product (GDP) is the monetary value of all the finished goods and services produced within a country’s borders in a specific time period.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

This Page is Intentionally Left Blank

2

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited)

Xtrackers High Beta High Yield Bond ETF (HYUP)

The Xtrackers High Beta High Yield Bond ETF (HYUP) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market High Beta Index (the HYUP Index). The HYUP Index is designed to track the performance of the segment of the U.S. dollar denominated high yield corporate bond market that exhibits higher overall beta1 to the broader high yield corporate fixed income market. For the 12-month period ended August 31, 2020 HYUP shares returned 2.46%, compared to the HYUP Index return of 1.98%.

The majority of sectors contributed positively to performance with the greatest contribution coming from Consumer Non-Cyclical, Consumer Cyclical and Technology. Energy and Transportation were the only negative contributors to performance.

Xtrackers Low Beta High Yield Bond ETF (HYDW)

The Xtrackers Low Beta High Yield Bond ETF (HYDW) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Low Beta Index (the HYDW Index). The HYDW Index is designed to track the performance of the segment of the U.S. dollar denominated high yield corporate bond market that exhibits lower overall beta1 to the broader high yield corporate fixed income market. For the 12-month period ended August 31, 2020 HYDW shares returned 4.42%, compared to the HYDW Index return of 4.06%.

The majority of sectors contributed positively to performance with the greatest contribution coming from Communications, Consumer Non-Cyclical and Consumer Cyclical. Transportation was the only sector that detracted slightly from performance.

Xtrackers Short Duration High Yield Bond ETF (SHYL)

The Xtrackers Short Duration High Yield Bond ETF (SHYL) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market 0-5 Year Index (the SHYL Index). The SHYL Index is designed to track the performance of high yield rated corporate bonds issued in USD with 0 to 5 years term to maturity. For the 12-month period ended August 31, 2020, SHYL shares returned 0.61%, compared to the SHYL Index return of 0.91%.

The majority of sectors contributed positively to performance with the greatest contribution coming from Consumer Cyclical, Consumer Non-Cyclical and Technology. Energy, Transportation and Communications were the only negative contributors to performance.

Xtrackers USD High Yield Corporate Bond ETF (HYLB)

The Xtrackers USD High Yield Corporate Bond ETF (HYLB) seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Index (the HYLB Index). The HYLB Index is designed to track the performance of a basket of U.S. dollar denominated high yield liquid corporate bonds. For the 12-month period ended August 31, 2020, HYLB shares returned 2.91%, compared to the HYLB Index return of 3.29%.

The majority of sectors contributed positively to performance with the greatest contribution coming from Consumer Non-Cyclical, Consumer Cyclical and Communications. Energy and Transportation were the only negative contributors to performance.

1 Beta is a measure of a security’s price sensitivity (i.e., volatility) it reflects the rate of change in a security’s price that results from overall market movements.

*************************

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance data visit www.Xtrackers.com. Returns assume that dividends and capital gains distributions have been reinvested. See pages 5-12 of this report for additional performance information, including performance data based on market value.

3

DBX ETF Trust

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk.

4

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers High Beta High Yield Bond ETF (HYUP)

The Xtrackers High Beta High Yield Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market High Beta Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the segment of the U.S. dollar denominated high yield corporate bond market that exhibits higher overall beta to the broader high yield corporate fixed income market. It is not possible to invest directly into an index.

Performance as of August 31, 2020

Average Annual Total Returns

	Net Asset Value	Market Value	Solactive USD High Yield Corporates Total Market High Beta Index	Solactive USD High Yield Corporates Total Market Index
One Year	2.46%	2.34%	1.98%	3.29%
Since Inception[1]	3.92%	3.80%	3.78%	4.47%

Cumulative Total Returns

	Net Asset Value	Market Value	Solactive USD High Yield Corporates Total Market High Beta Index	Solactive USD High Yield Corporates Total Market Index
One Year	2.46%	2.34%	1.98%	3.29%
Since Inception[1]	10.67%	10.36%	10.28%	12.23%

1 Total returns are calculated based on the commencement of operations, January 11, 2018 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 20, 2019, was 0.35%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

5

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers High Beta High Yield Bond ETF (HYUP) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, January 11, 2018.

Sector Diversification* as of August 31, 2020

Consumer, Cyclical	24.1%
Communications	19.5%
Consumer, Non-cyclical	18.6%
Energy	10.7%
Financial	8.1%
Industrial	8.1%
Basic Materials	5.5%
Technology	3.4%
Utilities	2.0%

Total	100.0%

Modified duration as of August 31, 2020: 4.5 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

Quality* as of August 31, 2020

Description	% of Market Value
BBB	2.4%
BB	41.4%
B	41.4%
CCC	14.8%

100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of August 31, 2020

United States	87.4%
Canada	3.4%
Netherlands	3.3%
France	2.4%
Other	3.5%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 14.

6

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Low Beta High Yield Bond ETF (HYDW)

The Xtrackers Low Beta High Yield Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Low Beta Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the segment of the U.S. dollar denominated high yield corporate bond market that exhibits lower overall beta to the broader high yield corporate fixed income market. It is not possible to invest directly into an index.

Performance as of August 31, 2020

Average Annual Total Returns

	Net Asset Value	Market Value	Solactive USD High Yield Corporates Total Market Low Beta Index	Solactive USD High Yield Corporates Total Market Index
One Year	4.42%	4.52%	4.06%	3.29%
Since Inception[1]	4.87%	4.88%	4.82%	4.47%

Cumulative Total Returns

	Net Asset Value	Market Value	Solactive USD High Yield Corporates Total Market Low Beta Index	Solactive USD High Yield Corporates Total Market Index
One Year	4.42%	4.52%	4.06%	3.29%
Since Inception[1]	13.37%	13.40%	13.24%	12.23%

1 Total returns are calculated based on the commencement of operations, January 11, 2018 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 20, 2019, was 0.25%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

7

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Low Beta High Yield Bond ETF (HYDW) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, January 11, 2018.

Sector Diversification* as of August 31, 2020

Consumer, Non-cyclical	20.4%
Communications	19.0%
Consumer, Cyclical	17.3%
Energy	13.4%
Financial	10.1%
Industrial	8.9%
Technology	4.4%
Basic Materials	3.9%
Utilities	2.6%

100%

Modified duration as of August 31, 2020: 4.7 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

Quality* as of August 31, 2020

Description	% of Market Value
BBB	15.1%
BB	75.4%
B	9.4%
NR	0.1%

100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of August 31, 2020

United States	90.2%
Canada	3.1%
Other	6.7%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 20.

8

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Short Duration High Yield Bond ETF (SHYL)

The Xtrackers Short Duration High Yield Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market 0-5 Year Index (the “Underlying Index”). The Underlying Index is designed to track the performance of short-term publicly issued U.S. dollar-denominated below investment grade corporate debt. It is not possible to invest directly into an index.

Performance as of August 31, 2020

Average Annual Total Returns

	Net Asset Value	Market Value	Solactive USD High Yield Corporates Total Market 0-5 Year Index	Solactive USD High Yield Corporates Total Market Index
One Year	0.61%	0.64%	0.91%	3.29%
Since Inception[1]	2.94%	2.88%	3.07%	4.34%

Cumulative Total Returns

	Net Asset Value	Market Value	Solactive USD High Yield Corporates Total Market 0-5 Year Index	Solactive USD High Yield Corporates Total Market Index
One Year	0.61%	0.64%	0.91%	3.29%
Since Inception[1]	7.96%	7.79%	8.32%	11.90%

1 Total returns are calculated based on the commencement of operations, January 10, 2018 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 20, 2019, was 0.20%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

9

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers Short Duration High Yield Bond ETF (SHYL) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, January 10, 2018.

Sector Diversification* as of August 31, 2020

Consumer, Cyclical	25.4%
Communications	15.8%
Consumer, Non-cyclical	15.2%
Energy	13.1%
Financial	11.2%
Industrial	9.3%
Basic Materials	5.3%
Technology	3.6%
Utilities	1.0%
Diversified	0.1%

Total	100.0%

Modified duration as of August 31, 2020: 2.8 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

Quality* as of August 31, 2020

Description	% of Market Value
BBB	9.5%
BB	60.0%
B	22.5%
CCC	7.9%
C	0.1%

100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of August 31, 2020

United States	89.0%
Canada	4.2%
Netherlands	2.7%
Other	4.1%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 31.

10

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers USD High Yield Corporate Bond ETF (HYLB)

The Xtrackers USD High Yield Corporate Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Index (the “Underlying Index”). The Underlying Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds. It is not possible to invest directly into an index.

Performance as of August 31, 2020

Average Annual Total Returns

	Net Asset Value	Market Value	Solactive USD High Yield Corporates Total Market Index	iBoxx USD Liquid High Yield Index
One Year	2.91%	2.93%	3.29%	3.20%
Since Inception[1]	5.07%	5.03%	5.36%	5.30%

Cumulative Total Returns

	Net Asset Value	Market Value	Solactive USD High Yield Corporates Total Market Index	iBoxx USD Liquid High Yield Index
One Year	2.91%	2.93%	3.29%	3.20%
Since Inception[1]	20.29%	20.14%	21.54%	21.26%

1 Total returns are calculated based on the commencement of operations, December 7, 2016 (“Inception”).

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.Xtrackers.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the sale of fund shares or redemption of fund creation units. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are sold in the market or redeemed. Performance for certain funds may reflect a waiver of a portion of the unitary advisory fee. Without such waiver, performance would have been lower. The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated December 20, 2019, was 0.20%, and may differ from the expense ratio disclosed in the Financial Highlights table in this report.

The Fund’s net asset value or “NAV” is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

11

DBX ETF Trust

Performance Summary (Unaudited)

Xtrackers USD High Yield Corporate Bond ETF (HYLB) (Continued)

Growth of an Assumed $10,000 Investment

1 Based on Net Asset Value from commencement of operations, December 7, 2016.

Sector Diversification* as of August 31, 2020

Consumer, Cyclical	20.4%
Communications	19.6%
Consumer, Non-cyclical	19.5%
Energy	12.0%
Financial	8.7%
Industrial	8.6%
Basic Materials	4.6%
Technology	4.1%
Utilities	2.5%
Diversified	0.0%

Total	100.0%

Modified duration as of August 31, 2020: 4.6 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current rate environment.

Quality* as of August 31, 2020

Description	% of Market Value
BBB	8.9%
BB	59.3%
B	24.9%
CCC	6.7%
CC	0.1%
C	0.0%
NR	0.1%

Total	100.0%

The quality ratings represent the higher of Moody’s Investor Services, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of August 31, 2020

United States	87.4%
Canada	3.3%
Netherlands	2.4%
Other	6.9%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 40.

12

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including unitary advisory fees and other Fund expenses. In the most recent six-month period the Funds limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (March 1, 2020 to August 31, 2020).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers High Beta High Yield Bond ETF
Actual	$1,000.00	$1,017.80	0.20%	$1.01
Hypothetical (5% return before expenses)	$1,000.00	$1,024.13	0.20%	$1.02
Xtrackers Low Beta High Yield Bond ETF
Actual	$1,000.00	$1,037.00	0.20%	$1.02
Hypothetical (5% return before expenses)	$1,000.00	$1,024.13	0.20%	$1.02
Xtrackers Short Duration High Yield Bond ETF
Actual	$1,000.00	$1,003.30	0.20%	$1.01
Hypothetical (5% return before expenses)	$1,000.00	$1,024.13	0.20%	$1.02
Xtrackers USD High Yield Corporate Bond ETF
Actual	$1,000.00	$1,022.50	0.15%	$0.76
Hypothetical (5% return before expenses)	$1,000.00	$1,024.38	0.15%	$0.76

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 366.

13

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF

August 31, 2020

	Principal Amount	Value
CORPORATE BONDS — 95.7%
Basic Materials — 5.3%
Chemicals — 2.9%
Chemours Co. 7.00%, 5/15/25 (a)	$25,000	$25,525
Consolidated Energy Finance SA, 144A 6.875%, 6/15/25	25,000	23,203
Methanex Corp. 5.25%, 12/15/29	25,000	25,224
NOVA Chemicals Corp., 144A 4.875%, 6/1/24	50,000	49,750
OCI NV, 144A 6.625%, 4/15/23	25,000	26,063
Olin Corp. 5.625%, 8/1/29	25,000	25,031
Tronox, Inc., 144A 6.50%, 4/15/26 (a)	25,000	25,789

(Cost $200,705)		200,585

Iron/Steel — 0.9%
Cleveland-Cliffs, Inc., 144A 9.875%, 10/17/25	25,000	27,608
United States Steel Corp. 12.00%, 6/1/25, 144A	25,000	26,538
6.875%, 8/15/25 (a)	15,000	11,025

(Cost $65,921)		65,171

Mining — 1.5%
Alcoa Nederland Holding BV, 144A 5.50%, 12/15/27	25,000	26,951
Constellium SE, 144A 5.75%, 5/15/24	25,000	25,591
Hudbay Minerals, Inc., 144A 7.625%, 1/15/25	25,000	25,986
Novelis Corp., 144A 4.75%, 1/30/30	25,000	25,387

(Cost $101,356)		103,915

Communications — 18.7%
Advertising — 0.8%
Lamar Media Corp., 144A 3.75%, 2/15/28	19,000	19,036
Outfront Media Capital LLC / Outfront Media Capital Corp., 144A 5.00%, 8/15/27	25,000	24,597
Terrier Media Buyer, Inc., 144A 8.875%, 12/15/27	15,000	15,558

(Cost $60,742)		59,191

Internet — 0.8%
Uber Technologies, Inc., 144A 7.50%, 9/15/27 (Cost $50,020)	50,000	52,480

Media — 9.9%
AMC Networks, Inc. 4.75%, 8/1/25 (a)	25,000	25,913
Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/24	50,000	49,130

	Principal Amount	Value
Media (Continued)
CSC Holdings LLC 6.50%, 2/1/29, 144A	$25,000	$28,172
5.75%, 1/15/30, 144A	50,000	54,563
Diamond Sports Group LLC / Diamond Sports Finance Co., 144A 5.375%, 8/15/26	50,000	39,121
DISH DBS Corp. 5.875%, 11/15/24	100,000	105,844
7.75%, 7/1/26	25,000	28,657
Gray Television, Inc., 144A 5.875%, 7/15/26	25,000	25,987
iHeartCommunications, Inc. 8.375%, 5/1/27	50,000	50,716
LCPR Senior Secured Financing DAC, 144A 6.75%, 10/15/27	25,000	26,844
Meredith Corp. 6.875%, 2/1/26	25,000	21,770
Nexstar Broadcasting, Inc., 144A 5.625%, 7/15/27	25,000	26,414
Sinclair Television Group, Inc., 144A 5.50%, 3/1/30	25,000	24,472
Sirius XM Radio, Inc., 144A 5.50%, 7/1/29	25,000	27,512
TEGNA, Inc., 144A 4.625%, 3/15/28	25,000	25,312
Univision Communications, Inc., 144A 5.125%, 2/15/25	50,000	50,437
Virgin Media Secured Finance PLC, 144A 4.50%, 8/15/30	50,000	52,550
Ziggo BV, 144A 5.50%, 1/15/27	25,000	26,321

(Cost $681,034)		689,735

Telecommunications — 7.2%
Altice France Holding SA, 144A 6.00%, 2/15/28	25,000	25,046
Altice France SA, 144A 7.375%, 5/1/26	125,000	132,838
C&W Senior Financing DAC, 144A 6.875%, 9/15/27	25,000	26,242
CenturyLink, Inc., 144A 5.125%, 12/15/26	50,000	51,924
CommScope Technologies LLC 6.00%, 6/15/25, 144A	22,000	22,584
5.00%, 3/15/27, 144A	20,000	19,902
CommScope, Inc., 144A 6.00%, 3/1/26	50,000	53,191
Connect Finco SARL / Connect US Finco LLC, 144A 6.75%, 10/1/26	25,000	25,836
Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc., 144A 9.875%, 5/1/24	15,000	15,638
GTT Communications, Inc., 144A 7.875%, 12/31/24	15,000	5,698
Hughes Satellite Systems Corp. 6.625%, 8/1/26	25,000	28,402

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2020

	Principal Amount	Value
Telecommunications (Continued)
Intrado Corp., 144A 8.50%, 10/15/25	$15,000	$13,327
ViaSat, Inc., 144A 5.625%, 9/15/25	25,000	25,125
Windstream Escrow LLC / Windstream Escrow Finance Corp., 144A 7.75%, 8/15/28	15,000	15,056
Zayo Group Holdings, Inc. 4.00%, 3/1/27, 144A	27,000	26,731
6.125%, 3/1/28, 144A	15,000	15,516

(Cost $496,099)		503,056

Consumer, Cyclical — 23.0%
Airlines — 1.4%
American Airlines, Inc., 144A 11.75%, 7/15/25	50,000	48,100
Delta Air Lines, Inc. 7.375%, 1/15/26	50,000	52,101

(Cost $92,289)		100,201

Auto Manufacturers — 2.9%
Ford Motor Co. 8.50%, 4/21/23	25,000	27,675
4.346%, 12/8/26	150,000	150,591
Navistar International Corp., 144A 6.625%, 11/1/25	25,000	25,583

(Cost $171,975)		203,849

Auto Parts & Equipment — 1.8%
Adient Global Holdings Ltd., 144A 4.875%, 8/15/26	25,000	23,485
American Axle & Manufacturing, Inc. 6.50%, 4/1/27	25,000	25,734
Clarios Global LP / Clarios US Finance Co., 144A 8.50%, 5/15/27	25,000	26,586
Goodyear Tire & Rubber Co. 5.125%, 11/15/23	50,000	50,219

(Cost $124,872)		126,024

Distribution/Wholesale — 0.7%
KAR Auction Services, Inc., 144A 5.125%, 6/1/25	25,000	25,219
Wolverine Escrow LLC, 144A 9.00%, 11/15/26	25,000	19,312

(Cost $48,827)		44,531

Entertainment — 3.8%
Caesars Entertainment, Inc. 6.25%, 7/1/25, 144A	50,000	53,062
8.125%, 7/1/27, 144A	50,000	53,065
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 144A 5.50%, 5/1/25	25,000	25,844
Lions Gate Capital Holdings LLC, 144A 5.875%, 11/1/24	15,000	15,167

	Principal Amount	Value
Entertainment (Continued)
Live Nation Entertainment, Inc. 6.50%, 5/15/27, 144A	$18,000	$19,643
4.75%, 10/15/27, 144A	25,000	23,649
Scientific Games International, Inc., 144A 8.25%, 3/15/26	50,000	51,335
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 144A 5.125%, 10/1/29	25,000	24,406

(Cost $262,812)		266,171

Food Service — 0.6%
Aramark Services, Inc. 6.375%, 5/1/25, 144A	27,000	28,316
5.00%, 2/1/28, 144A	15,000	14,950

(Cost $43,267)		43,266

Home Builders — 0.4%
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 144A 6.25%, 9/15/27 (Cost $25,180)	25,000	25,370

Leisure Time — 3.2%
Carnival Corp. 11.50%, 4/1/23, 144A	75,000	83,828
9.875%, 8/1/27, 144A	15,000	15,159
NCL Corp. Ltd., 144A 10.25%, 2/1/26	25,000	25,219
Royal Caribbean Cruises Ltd. 9.125%, 6/15/23, 144A	50,000	52,687
11.50%, 6/1/25, 144A	25,000	28,999
Viking Cruises Ltd., 144A 5.875%, 9/15/27	25,000	17,797

(Cost $225,290)		223,689

Lodging — 3.7%
Boyd Gaming Corp. 6.00%, 8/15/26	50,000	52,309
Diamond Resorts International, Inc., 144A 7.75%, 9/1/23	25,000	24,578
Melco Resorts Finance Ltd., 144A 5.375%, 12/4/29	28,000	28,840
MGM Resorts International 6.00%, 3/15/23	50,000	52,844
Station Casinos LLC, 144A 4.50%, 2/15/28	25,000	23,828
Wyndham Destinations, Inc., 144A 6.625%, 7/31/26	25,000	26,531
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A 5.25%, 5/15/27	50,000	48,794

(Cost $248,775)		257,724

Retail — 4.5%
Beacon Roofing Supply, Inc., 144A 4.875%, 11/1/25	25,000	24,830
Ferrellgas LP / Ferrellgas Finance Corp., 144A 10.00%, 4/15/25	25,000	27,297

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2020

	Principal Amount	Value
Retail (Continued)
Gap, Inc., 144A 8.875%, 5/15/27	$25,000	$28,219
Golden Nugget, Inc., 144A 6.75%, 10/15/24	25,000	21,312
L Brands, Inc. 5.625%, 2/15/22	25,000	25,743
7.50%, 6/15/29 (a)	25,000	26,667
Macy’s Retail Holdings LLC 2.875%, 2/15/23	50,000	41,532
PetSmart, Inc., 144A 7.125%, 3/15/23	50,000	50,435
Rite Aid Corp., 144A 8.00%, 11/15/26	25,000	25,437
Staples, Inc., 144A 7.50%, 4/15/26	50,000	44,334

(Cost $306,879)		315,806

Consumer, Non-cyclical — 17.8%
Agriculture — 0.4%
Vector Group Ltd., 144A 6.125%, 2/1/25 (Cost $25,544)	25,000	25,435

Commercial Services — 2.6%
APX Group, Inc., 144A 6.75%, 2/15/27	25,000	26,293
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144A 10.50%, 5/15/25	25,000	29,090
MPH Acquisition Holdings LLC, 144A 7.125%, 6/1/24	25,000	25,414
Prime Security Services Borrower LLC / Prime Finance, Inc., 144A 6.25%, 1/15/28	25,000	26,285
Sabre GLBL, Inc., 144A 9.25%, 4/15/25	25,000	27,859
Team Health Holdings, Inc., 144A 6.375%, 2/1/25 (a)	25,000	17,125
Verscend Escrow Corp., 144A 9.75%, 8/15/26	25,000	27,193

(Cost $180,013)		179,259

Cosmetics/Personal Care — 0.5%
Coty, Inc., 144A 6.50%, 4/15/26	15,000	12,460
Edgewell Personal Care Co., 144A 5.50%, 6/1/28	25,000	26,722

(Cost $40,680)		39,182

Food — 3.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144A 4.875%, 2/15/30	25,000	26,900
JBS USA LUX SA / JBS USA Finance, Inc., 144A 6.75%, 2/15/28	50,000	55,490
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144A 5.50%, 1/15/30	50,000	55,621

	Principal Amount	Value
Food (Continued)
Post Holdings, Inc. 5.75%, 3/1/27, 144A	$14,000	$14,827
4.625%, 4/15/30, 144A	50,000	52,250
US Foods, Inc., 144A 6.25%, 4/15/25	25,000	26,471

(Cost $217,300)		231,559

Healthcare-Products — 0.4%
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 144A 7.25%, 2/1/28 (Cost $25,491)	25,000	25,922

Healthcare-Services — 4.8%
Acadia Healthcare Co., Inc., 144A 5.50%, 7/1/28	25,000	26,000
CHS/Community Health Systems, Inc. 8.125%, 6/30/24, 144A	50,000	34,906
8.00%, 3/15/26, 144A	100,000	103,850
MEDNAX, Inc., 144A 6.25%, 1/15/27	25,000	26,532
Radiology Partners, Inc., 144A 9.25%, 2/1/28	15,000	16,012
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 144A 9.75%, 12/1/26	25,000	27,079
Select Medical Corp., 144A 6.25%, 8/15/26	25,000	26,895
Tenet Healthcare Corp. 5.125%, 5/1/25	25,000	25,531
6.25%, 2/1/27, 144A	50,000	52,570

(Cost $335,240)		339,375

Pharmaceuticals — 5.8%
Bausch Health Americas, Inc., 144A 8.50%, 1/31/27	100,000	110,142
Bausch Health Cos., Inc. 6.125%, 4/15/25, 144A	25,000	25,744
5.25%, 1/30/30, 144A	75,000	74,633
Par Pharmaceutical, Inc., 144A 7.50%, 4/1/27	50,000	53,440
Teva Pharmaceutical Finance Netherlands III BV 2.80%, 7/21/23	50,000	48,092
3.15%, 10/1/26	100,000	91,813

(Cost $397,511)		403,864

Energy — 10.2%
Coal — 0.2%
Peabody Energy Corp., 144A 6.00%, 3/31/22 (Cost $24,608)	25,000	11,703

Oil & Gas — 7.2%
Antero Resources Corp. 5.625%, 6/1/23 (a)	40,000	31,962
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A 10.00%, 4/1/22	25,000	23,453

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2020

	Principal Amount	Value
Oil & Gas (Continued)
Callon Petroleum Co. 6.125%, 10/1/24	$25,000	$8,242
Citgo Holding, Inc., 144A 9.25%, 8/1/24	15,000	14,850
CITGO Petroleum Corp., 144A 7.00%, 6/15/25	23,000	23,158
Comstock Resources, Inc., 144A 7.50%, 5/15/25	25,000	25,063
Gulfport Energy Corp. 6.00%, 10/15/24	25,000	14,953
Hilcorp Energy I LP / Hilcorp Finance Co., 144A 5.75%, 10/1/25	25,000	23,591
Laredo Petroleum, Inc. 9.50%, 1/15/25	25,000	17,914
MEG Energy Corp., 144A 7.125%, 2/1/27	25,000	23,982
Moss Creek Resources Holdings, Inc., 144A 7.50%, 1/15/26	25,000	17,214
Murphy Oil Corp. 5.75%, 8/15/25	25,000	24,034
Nabors Industries Ltd., 144A 7.25%, 1/15/26	25,000	11,500
Occidental Petroleum Corp. 8.50%, 7/15/27	50,000	55,219
6.625%, 9/1/30	30,000	31,118
PBF Holding Co. LLC / PBF Finance Corp., 144A 6.00%, 2/15/28	50,000	42,256
QEP Resources, Inc. 5.25%, 5/1/23	25,000	20,563
Range Resources Corp. 5.00%, 8/15/22 (a)	50,000	50,406
SM Energy Co. 6.75%, 9/15/26	25,000	12,339
Southwestern Energy Co. 6.45%, 1/23/25 (a)	25,000	25,015
Transocean, Inc., 144A 7.50%, 1/15/26	25,000	8,000

(Cost $566,274)		504,832

Oil & Gas Services — 0.6%
SESI LLC, 144A 7.125%, 12/15/21	20,000	7,850
USA Compression Partners LP / USA Compression Finance Corp. 6.875%, 9/1/27	19,000	19,697
Weatherford International Ltd., 144A 11.00%, 12/1/24	25,000	17,063

(Cost $66,267)		44,610

Pipelines — 2.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.375%, 9/15/24	25,000	23,125
5.75%, 3/1/27, 144A	25,000	22,392
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.25%, 4/1/23	25,000	24,685

	Principal Amount	Value
Pipelines (Continued)
EnLink Midstream Partners LP 4.15%, 6/1/25	$30,000	$26,778
Genesis Energy LP / Genesis Energy Finance Corp. 6.50%, 10/1/25	25,000	21,695
NGL Energy Partners LP / NGL Energy Finance Corp. 7.50%, 4/15/26	15,000	10,010
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144A 5.50%, 9/15/24	25,000	24,578

(Cost $140,760)		153,263

Financial — 7.8%
Banks — 0.4%
Freedom Mortgage Corp., 144A 8.25%, 4/15/25 (Cost $25,269)	25,000	25,763

Diversified Financial Services — 1.8%
Nationstar Mortgage Holdings, Inc., 144A 9.125%, 7/15/26	25,000	27,235
Navient Corp. 7.25%, 9/25/23	75,000	79,453
NFP Corp., 144A 6.875%, 8/15/28	20,000	20,937

(Cost $119,658)		127,625

Insurance — 1.0%
Acrisure LLC / Acrisure Finance, Inc., 144A 7.00%, 11/15/25	25,000	25,422
HUB International Ltd., 144A 7.00%, 5/1/26	29,000	30,117
Radian Group, Inc. 6.625%, 3/15/25	14,000	15,076

(Cost $67,909)		70,615

Real Estate — 0.9%
Howard Hughes Corp., 144A 5.375%, 8/1/28	10,000	10,181
Kennedy-Wilson, Inc. 5.875%, 4/1/24	25,000	25,336
Realogy Group LLC / Realogy Co.-Issuer Corp., 144A 9.375%, 4/1/27	25,000	26,060

(Cost $61,087)		61,577

Real Estate Investment Trusts — 3.7%
Diversified Healthcare Trust 4.75%, 2/15/28	15,000	14,009
ESH Hospitality, Inc., 144A 4.625%, 10/1/27	18,000	18,022
iStar, Inc. 4.75%, 10/1/24	25,000	24,982
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A 5.25%, 3/15/22	25,000	24,828

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2020

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
RHP Hotel Properties LP / RHP Finance Corp. 4.75%, 10/15/27	$16,000	$14,587
Service Properties Trust 7.50%, 9/15/25	75,000	81,662
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A 7.875%, 2/15/25	50,000	52,923
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 8.25%, 10/15/23 (a)	25,000	24,688

(Cost $247,479)		255,701

Industrial — 7.7%
Aerospace/Defense — 4.3%
Bombardier, Inc. 6.125%, 1/15/23, 144A	50,000	40,550
7.875%, 4/15/27, 144A	50,000	36,311
Spirit AeroSystems, Inc., 144A 7.50%, 4/15/25	25,000	25,281
TransDigm, Inc. 6.25%, 3/15/26, 144A	75,000	79,272
6.375%, 6/15/26	75,000	76,111
5.50%, 11/15/27	25,000	24,453
Triumph Group, Inc., 144A 6.25%, 9/15/24	25,000	20,425

(Cost $327,498)		302,403

Electrical Components & Equipment — 0.8%
WESCO Distribution, Inc., 144A 7.25%, 6/15/28 (Cost $52,989)	50,000	55,845

Engineering & Construction — 0.5%
Brand Industrial Services, Inc., 144A 8.50%, 7/15/25	25,000	24,328
Fluor Corp. 4.25%, 9/15/28	15,000	12,025

(Cost $38,896)		36,353

Environmental Control — 0.2%
Covanta Holding Corp. 5.00%, 9/1/30 (Cost $10,273)	10,000	10,265

Packaging & Containers — 1.7%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144A 5.25%, 8/15/27	25,000	26,034
Flex Acquisition Co., Inc., 144A 6.875%, 1/15/25	25,000	25,560
LABL Escrow Issuer LLC, 144A 10.50%, 7/15/27	25,000	27,495
Mauser Packaging Solutions Holding Co., 144A 7.25%, 4/15/25	25,000	24,337
Owens-Brockway Glass Container, Inc., 144A 5.875%, 8/15/23	15,000	15,995

(Cost $117,077)		119,421

	Principal Amount	Value
Trucking & Leasing — 0.2%
Fortress Transportation and Infrastructure Investors LLC, 144A 9.75%, 8/1/27 (Cost $15,557)	$15,000	$16,050

Technology — 3.2%
Computers — 1.4%
Banff Merger Sub, Inc., 144A 9.75%, 9/1/26	25,000	26,668
Diebold Nixdorf, Inc., 144A 9.375%, 7/15/25	15,000	16,200
Exela Intermediate LLC / Exela Finance, Inc., 144A 10.00%, 7/15/23	15,000	4,425
NCR Corp., 144A 6.125%, 9/1/29	25,000	26,855
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 144A 6.75%, 6/1/25	25,000	25,515

(Cost $108,562)		99,663

Office/Business Equipment — 0.3%
Xerox Holdings Corp., 144A 5.50%, 8/15/28 (Cost $20,514)	20,000	20,500

Semiconductors — 0.3%
ON Semiconductor Corp., 144A 3.875%, 9/1/28 (Cost $20,959)	20,000	20,944

Software — 1.2%
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A 5.75%, 3/1/25	25,000	25,406
Solera LLC / Solera Finance, Inc., 144A 10.50%, 3/1/24	25,000	26,250
Veritas US, Inc. / Veritas Bermuda Ltd. 10.50%, 2/1/24, 144A (a)	15,000	15,036
7.50%, 9/1/25, 144A	15,000	15,614

(Cost $81,278)		82,306

Utilities — 2.0%
Electric — 1.6%
Calpine Corp. 4.50%, 2/15/28, 144A	50,000	51,916
5.00%, 2/1/31, 144A	10,000	10,471
PG&E Corp. 5.25%, 7/1/30	25,000	24,919
Talen Energy Supply LLC, 144A 10.50%, 1/15/26	25,000	20,135

(Cost $110,821)		107,441

Gas — 0.4%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.875%, 8/20/26 (Cost $24,665)	25,000	28,388

TOTAL CORPORATE BONDS (Cost $6,676,222)		6,680,628

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

August 31, 2020

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 2.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04% (b)(c) (Cost $168,578)	168,578	$168,578

CASH EQUIVALENTS — 7.2%
DWS Government Money Market Series “Institutional Shares”, 0.06% (b) (Cost $503,524)	503,524	503,524

TOTAL INVESTMENTS — 105.3% (Cost $7,348,324)		$7,352,730
Other assets and liabilities, net — (5.3%)		(370,872)

NET ASSETS — 100.0%		$6,981,858

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2020 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2020	Value ($) at 8/31/2020
SECURITIES LENDING COLLATERAL — 2.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04% (b)(c)
9,810,481	—	(9,641,903	)(d)	—	—	88,198	—	168,578	168,578

CASH EQUIVALENTS — 7.2%
DWS Government Money Market Series “Institutional Shares”, 0.06% (b)
2,360,073	23,261,916	(25,118,465)		—	—	9,579	—	503,524	503,524

12,170,554	23,261,916	(34,760,368)		—	—	97,777	—	672,102	672,102

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2020 amounted to $264,689, which is 3.8% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $104,830.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2020.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (e)	$—	$6,680,628	$—	$6,680,628
Short-Term Investments (e)	672,102	—	—	672,102

TOTAL	$672,102	$6,680,628	$—	$7,352,730

(e)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF

August 31, 2020

	Principal Amount	Value
CORPORATE BONDS — 98.8%
Basic Materials — 3.8%
Chemicals — 1.2%
Ashland LLC 4.75%, 8/15/22	$26,000	$27,316
Avient Corp. 5.25%, 3/15/23	39,000	42,400
5.75%, 5/15/25, 144A	42,000	44,678
Axalta Coating Systems LLC, 144A 4.875%, 8/15/24	32,000	32,863
Blue Cube Spinco LLC 9.75%, 10/15/23	46,000	47,620
CF Industries, Inc. 3.45%, 6/1/23	48,000	50,056
Element Solutions, Inc., 144A 3.875%, 9/1/28	50,000	51,160
SPCM SA, 144A 4.875%, 9/15/25	32,000	33,340
Valvoline, Inc. 4.375%, 8/15/25	45,000	46,861
4.25%, 2/15/30, 144A	39,000	41,447
WR Grace & Co.-Conn, 144A 4.875%, 6/15/27	48,000	50,398

(Cost $459,074)		468,139

Iron/Steel — 0.5%
ArcelorMittal SA 3.60%, 7/16/24	39,000	40,984
6.125%, 6/1/25	32,000	36,985
4.55%, 3/11/26	49,000	53,732
4.25%, 7/16/29	33,000	35,376

(Cost $158,056)		167,077

Mining — 2.1%
Alcoa Nederland Holding BV, 144A 6.75%, 9/30/24	55,000	56,994
Arconic Corp., 144A 6.00%, 5/15/25	45,000	47,784
Constellium SE, 144A 6.625%, 3/1/25	45,000	46,458
FMG Resources August 2006 Pty Ltd. 5.125%, 3/15/23, 144A	32,000	33,748
5.125%, 5/15/24, 144A	48,000	51,965
4.50%, 9/15/27, 144A	47,000	50,839
Freeport-McMoRan, Inc. 3.55%, 3/1/22	35,000	35,942
3.875%, 3/15/23	65,000	67,430
4.55%, 11/14/24	47,000	50,802
5.00%, 9/1/27	39,000	41,307
4.125%, 3/1/28	45,000	47,130
4.375%, 8/1/28	32,000	33,740
5.25%, 9/1/29 (a)	39,000	42,771
4.25%, 3/1/30	39,000	41,011
4.625%, 8/1/30 (a)	55,000	58,878
Novelis Corp., 144A 5.875%, 9/30/26	97,000	101,467

(Cost $792,350)		808,266

	Principal Amount	Value
Communications — 18.8%
Advertising — 0.1%
Lamar Media Corp. 5.75%, 2/1/26 (Cost $44,082)	$42,000	$43,872

Internet — 2.8%
Match Group Holdings II LLC 5.00%, 12/15/27, 144A	22,000	23,536
4.625%, 6/1/28, 144A	18,000	18,997
4.125%, 8/1/30, 144A	45,000	47,215
Netflix, Inc. 5.50%, 2/15/22	45,000	47,475
5.75%, 3/1/24	26,000	29,398
5.875%, 2/15/25	52,000	60,195
3.625%, 6/15/25, 144A	32,000	33,837
4.375%, 11/15/26	65,000	72,470
4.875%, 4/15/28	104,000	120,550
5.875%, 11/15/28	123,000	150,895
6.375%, 5/15/29	52,000	65,715
5.375%, 11/15/29, 144A	49,000	58,984
4.875%, 6/15/30, 144A	65,000	75,205
NortonLifeLock, Inc. 3.95%, 6/15/22	26,000	26,910
5.00%, 4/15/25, 144A	71,000	72,864
Twitter, Inc., 144A 3.875%, 12/15/27	46,000	48,654
VeriSign, Inc. 4.625%, 5/1/23	39,000	39,532
5.25%, 4/1/25	32,000	35,923
4.75%, 7/15/27	36,000	38,420

(Cost $1,021,633)		1,066,775

Media — 8.5%
Altice Financing SA, 144A 7.50%, 5/15/26	185,000	197,661
AMC Networks, Inc. 4.75%, 12/15/22	26,000	26,123
CCO Holdings LLC / CCO Holdings Capital Corp. 4.00%, 3/1/23, 144A	36,000	36,607
5.75%, 2/15/26, 144A	164,000	172,087
5.50%, 5/1/26, 144A	99,000	103,594
5.125%, 5/1/27, 144A	210,000	223,935
5.875%, 5/1/27, 144A	53,000	55,769
5.00%, 2/1/28, 144A	162,000	171,477
5.375%, 6/1/29, 144A	97,000	106,568
4.75%, 3/1/30, 144A	197,000	211,893
4.50%, 8/15/30, 144A	177,000	188,063
4.25%, 2/1/31, 144A	178,000	186,429
4.50%, 5/1/32, 144A	90,000	95,503
CSC Holdings LLC 6.75%, 11/15/21	64,000	67,380
5.875%, 9/15/22	42,000	44,613
5.25%, 6/1/24	48,000	52,075
5.50%, 5/15/26, 144A	97,000	101,870
5.50%, 4/15/27, 144A	84,000	89,667
5.375%, 2/1/28, 144A	64,000	68,440

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2020

	Principal Amount	Value
Media (Continued)
4.125%, 12/1/30, 144A	$71,000	$73,769
3.375%, 2/15/31, 144A	60,000	59,335
DISH DBS Corp. 5.875%, 7/15/22	130,000	136,630
Gray Television, Inc., 144A 5.125%, 10/15/24	35,000	35,871
Quebecor Media, Inc. 5.75%, 1/15/23	55,000	59,131
Sirius XM Radio, Inc. 3.875%, 8/1/22, 144A	64,000	64,640
4.625%, 7/15/24, 144A	97,000	100,759
5.375%, 7/15/26, 144A	64,000	67,156
5.00%, 8/1/27, 144A	97,000	103,028
4.125%, 7/1/30, 144A	97,000	102,223
Videotron Ltd. 5.00%, 7/15/22	51,000	53,720
5.375%, 6/15/24, 144A	39,000	42,577
5.125%, 4/15/27, 144A	39,000	41,356
Virgin Media Secured Finance PLC, 144A 5.50%, 8/15/26	50,000	52,813

(Cost $3,143,374)		3,192,762

Telecommunications — 7.4%
CenturyLink, Inc. Series T, 5.80%, 3/15/22	91,000	95,261
Series W, 6.75%, 12/1/23	35,000	38,850
4.00%, 2/15/27, 144A	81,000	82,366
Level 3 Financing, Inc. 5.375%, 1/15/24	58,000	58,864
5.25%, 3/15/26	50,000	52,193
4.625%, 9/15/27, 144A	65,000	68,204
4.25%, 7/1/28, 144A	79,000	81,390
Nokia OYJ 3.375%, 6/12/22	32,000	33,060
4.375%, 6/12/27	33,000	36,180
Qwest Corp. 6.75%, 12/1/21	87,000	92,232
Sprint Communications, Inc. 11.50%, 11/15/21	65,000	72,394
6.00%, 11/15/22	148,000	160,765
Sprint Corp. 7.25%, 9/15/21	146,000	154,227
7.875%, 9/15/23	276,000	321,368
7.125%, 6/15/24	162,000	188,482
7.625%, 2/15/25	97,000	116,339
7.625%, 3/1/26	84,000	103,432
Telecom Italia SpA, 144A 5.303%, 5/30/24	97,000	107,232
Telefonaktiebolaget LM Ericsson 4.125%, 5/15/22	65,000	68,303
T-Mobile USA, Inc. 4.00%, 4/15/22	32,000	33,296
6.00%, 4/15/24	65,000	66,357
6.375%, 3/1/25	110,000	112,338
5.125%, 4/15/25	100,000	102,824
6.50%, 1/15/26	130,000	136,256
4.50%, 2/1/26	65,000	67,152

	Principal Amount	Value
Telecommunications (Continued)
5.375%, 4/15/27	$27,000	$29,171
4.75%, 2/1/28	97,000	104,639
VEON Holdings BV 7.504%, 3/1/22, 144A	27,000	29,223
5.95%, 2/13/23, 144A	34,000	37,166
7.25%, 4/26/23, 144A	45,000	50,110
4.95%, 6/16/24, 144A	35,000	37,959
4.00%, 4/9/25, 144A	65,000	67,702

(Cost $2,756,977)		2,805,335

Consumer, Cyclical — 17.1%
Apparel — 0.7%
Hanesbrands, Inc. 4.625%, 5/15/24, 144A	48,000	50,525
5.375%, 5/15/25, 144A	20,000	21,355
4.875%, 5/15/26, 144A	69,000	75,252
Levi Strauss & Co. 5.00%, 5/1/25	67,000	68,752
William Carter Co. 5.50%, 5/15/25, 144A	32,000	34,356
5.625%, 3/15/27, 144A	32,000	33,693

(Cost $277,062)		283,933

Auto Manufacturers — 5.2%
Allison Transmission, Inc. 5.00%, 10/1/24, 144A	65,000	65,692
4.75%, 10/1/27, 144A	26,000	27,263
5.875%, 6/1/29, 144A	24,000	26,313
Fiat Chrysler Automobiles NV 5.25%, 4/15/23	95,000	100,878
Ford Motor Credit Co. LLC 5.596%, 1/7/22	91,000	93,727
3.219%, 1/9/22	49,000	48,933
3.339%, 3/28/22	55,000	55,333
2.979%, 8/3/22	58,000	57,819
4.25%, 9/20/22	65,000	66,130
Series MTN, 3.55%, 10/7/22	39,000	39,156
3.35%, 11/1/22	81,000	80,991
3.087%, 1/9/23	97,000	96,611
4.14%, 2/15/23	58,000	59,433
3.096%, 5/4/23	65,000	64,772
4.375%, 8/6/23	65,000	67,093
3.37%, 11/17/23	40,000	40,283
3.81%, 1/9/24	49,000	49,276
5.584%, 3/18/24	97,000	103,547
3.664%, 9/8/24	49,000	48,862
4.063%, 11/1/24	97,000	98,571
4.687%, 6/9/25	39,000	40,166
5.125%, 6/16/25	114,000	119,955
4.134%, 8/4/25	91,000	91,464
Series GMTN, 4.389%, 1/8/26	78,000	79,461
4.542%, 8/1/26	49,000	50,072
4.271%, 1/9/27	55,000	55,550
4.125%, 8/17/27	75,000	74,939
3.815%, 11/2/27	49,000	48,020
Tesla, Inc., 144A 5.30%, 8/15/25	117,000	121,695

(Cost $1,939,567)		1,972,005

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2020

	Principal Amount	Value
Auto Parts & Equipment — 0.8%
Clarios Global LP, 144A 6.75%, 5/15/25	$32,000	$34,337
Clarios Global LP / Clarios US Finance Co., 144A 6.25%, 5/15/26	65,000	69,062
Dana, Inc. 5.50%, 12/15/24	27,000	27,638
5.375%, 11/15/27	25,000	26,313
5.625%, 6/15/28	26,000	27,408
ZF North America Capital, Inc. 4.50%, 4/29/22, 144A	40,000	41,525
4.75%, 4/29/25, 144A	70,000	74,165

(Cost $287,695)		300,448

Distribution/Wholesale — 0.4%
American Builders & Contractors Supply Co., Inc. 5.875%, 5/15/26, 144A	39,000	40,943
4.00%, 1/15/28, 144A	45,000	46,386
HD Supply, Inc., 144A 5.375%, 10/15/26	48,000	50,611

(Cost $137,158)		137,940

Entertainment — 1.1%
Churchill Downs, Inc. 5.50%, 4/1/27, 144A	39,000	41,040
4.75%, 1/15/28, 144A	32,000	32,714
International Game Technology PLC 6.25%, 2/15/22, 144A	65,000	66,930
6.50%, 2/15/25, 144A	65,000	70,890
Six Flags Theme Parks, Inc., 144A 7.00%, 7/1/25 (a)	47,000	50,957
Stars Group Holdings BV / Stars Group US Co.-Borrower LLC, 144A 7.00%, 7/15/26	65,000	69,185
WMG Acquisition Corp. 3.875%, 7/15/30, 144A	35,000	36,631
3.00%, 2/15/31, 144A	35,000	34,912

(Cost $395,799)		403,259

Food Service — 0.1%
Aramark Services, Inc., 144A 5.00%, 4/1/25 (Cost $40,056)	39,000	39,508

Home Builders — 2.0%
KB Home 7.00%, 12/15/21	29,000	30,519
Lennar Corp. 4.125%, 1/15/22	40,000	40,985
4.75%, 11/15/22	37,000	38,932
4.875%, 12/15/23	26,000	27,950
4.50%, 4/30/24	42,000	45,150
5.875%, 11/15/24	27,000	30,271
4.75%, 5/30/25	32,000	35,123
4.75%, 11/29/27	55,000	62,769
Mattamy Group Corp. 5.25%, 12/15/27, 144A	32,000	33,540
4.625%, 3/1/30, 144A	39,000	39,945

	Principal Amount	Value
Home Builders (Continued)
Meritage Homes Corp. 6.00%, 6/1/25	$26,000	$29,545
PulteGroup, Inc. 5.50%, 3/1/26	45,000	51,431
5.00%, 1/15/27	39,000	44,557
Taylor Morrison Communities, Inc. 5.875%, 6/15/27, 144A	25,000	28,057
5.75%, 1/15/28, 144A	29,000	32,635
5.125%, 8/1/30, 144A	33,000	35,919
Toll Brothers Finance Corp. 5.875%, 2/15/22	27,000	28,232
4.375%, 4/15/23	26,000	27,330
4.875%, 3/15/27	29,000	32,728
4.35%, 2/15/28	26,000	28,237
3.80%, 11/1/29	26,000	27,496

(Cost $719,956)		751,351

Home Furnishings — 0.2%
Tempur Sealy International, Inc. 5.625%, 10/15/23	29,000	29,613
5.50%, 6/15/26	39,000	40,894

(Cost $70,132)		70,507

Housewares — 0.8%
Newell Brands, Inc. 4.35%, 4/1/23	90,000	95,344
4.875%, 6/1/25	32,000	34,713
4.70%, 4/1/26	129,000	139,182
Scotts Miracle-Gro Co. 4.50%, 10/15/29	26,000	27,900

(Cost $287,234)		297,139

Lodging — 1.9%
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/24	65,000	65,562
5.375%, 5/1/25, 144A	32,000	33,578
5.125%, 5/1/26	97,000	100,255
5.75%, 5/1/28, 144A	32,000	33,840
4.875%, 1/15/30	61,000	62,963
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.625%, 4/1/25	58,000	58,791
4.875%, 4/1/27	39,000	40,065
Marriott Ownership Resorts, Inc., 144A 6.125%, 9/15/25	32,000	34,140
Melco Resorts Finance Ltd. 4.875%, 6/6/25, 144A	65,000	67,356
5.25%, 4/26/26, 144A	32,000	33,071
MGM Resorts International 7.75%, 3/15/22	55,000	58,472
5.75%, 6/15/25	44,000	47,103
Wyndham Destinations, Inc. 4.25%, 3/1/22	42,000	42,341
Wyndham Hotels & Resorts, Inc., 144A 4.375%, 8/15/28	33,000	33,316

(Cost $697,089)		710,853

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2020

	Principal Amount	Value
Retail — 3.5%
1011778 BC ULC / New Red Finance, Inc. 4.25%, 5/15/24, 144A	$100,000	$101,975
5.75%, 4/15/25, 144A	32,000	34,210
5.00%, 10/15/25, 144A	180,000	185,149
3.875%, 1/15/28, 144A	48,000	49,281
4.375%, 1/15/28, 144A	45,000	46,314
eG Global Finance PLC 6.75%, 2/7/25, 144A	49,000	50,751
8.50%, 10/30/25, 144A	41,000	43,951
Gap, Inc., 144A 8.375%, 5/15/23 (a)	32,000	35,760
Group 1 Automotive, Inc. 5.00%, 6/1/22	36,000	36,000
4.00%, 8/15/28, 144A	32,000	31,987
IRB Holding Corp., 144A 7.00%, 6/15/25	48,000	51,325
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 5.00%, 6/1/24, 144A	68,000	70,338
5.25%, 6/1/26, 144A	68,000	70,765
4.75%, 6/1/27, 144A	48,000	50,539
Penske Automotive Group, Inc. 5.75%, 10/1/22	36,000	36,137
3.50%, 9/1/25	37,000	37,337
5.50%, 5/15/26	32,000	33,391
PetSmart, Inc., 144A 5.875%, 6/1/25	74,000	76,312
QVC, Inc. 4.375%, 3/15/23	48,000	50,220
4.85%, 4/1/24	39,000	41,457
4.45%, 2/15/25	39,000	40,852
4.75%, 2/15/27	45,000	48,080
4.375%, 9/1/28	20,000	20,860
Yum! Brands, Inc. 7.75%, 4/1/25, 144A	39,000	43,583
4.75%, 1/15/30, 144A	52,000	57,466

(Cost $1,313,012)		1,344,040

Toys/Games/Hobbies — 0.4%
Mattel, Inc. 6.75%, 12/31/25, 144A	97,000	103,038
5.875%, 12/15/27, 144A	39,000	42,514

(Cost $140,428)		145,552

Consumer, Non-cyclical — 20.2%
Agriculture — 0.1%
Darling Ingredients, Inc., 144A 5.25%, 4/15/27 (Cost $32,604)	32,000	34,053

Commercial Services — 5.1%
ADT Security Corp. 3.50%, 7/15/22	35,000	35,897
4.125%, 6/15/23	45,000	47,110
Allied Universal Holdco LLC / Allied Universal Finance Corp., 144A 6.625%, 7/15/26	126,000	135,292

	Principal Amount	Value
Commercial Services (Continued)
ASGN, Inc., 144A 4.625%, 5/15/28	$36,000	$37,321
Brink’s Co. 5.50%, 7/15/25, 144A	26,000	27,479
4.625%, 10/15/27, 144A	39,000	40,597
Garda World Security Corp., 144A 4.625%, 2/15/27	37,000	38,110
Gartner, Inc. 5.125%, 4/1/25, 144A	37,000	38,565
4.50%, 7/1/28, 144A	52,000	54,405
Herc Holdings, Inc., 144A 5.50%, 7/15/27	80,000	84,000
Jaguar Holding Co. II / PPD Development LP 4.625%, 6/15/25, 144A	32,000	33,332
5.00%, 6/15/28, 144A	45,000	47,756
Nielsen Co. Luxembourg SARL, 144A 5.50%, 10/1/21	30,000	30,122
Nielsen Finance LLC / Nielsen Finance Co., 144A 5.00%, 4/15/22	150,000	150,292
Prime Security Services Borrower LLC / Prime Finance, Inc. 5.25%, 4/15/24, 144A	48,000	51,005
5.75%, 4/15/26, 144A	97,000	107,379
3.375%, 8/31/27, 144A	60,000	59,935
Refinitiv US Holdings, Inc. 6.25%, 5/15/26, 144A	81,000	87,126
8.25%, 11/15/26, 144A	102,000	112,582
Service Corp. International 4.625%, 12/15/27	20,000	21,708
5.125%, 6/1/29	66,000	73,292
3.375%, 8/15/30	45,000	45,938
ServiceMaster Co. LLC, 144A 5.125%, 11/15/24	49,000	50,108
United Rentals North America, Inc. 4.625%, 10/15/25	25,000	25,609
5.875%, 9/15/26	65,000	69,234
5.50%, 5/15/27	65,000	69,743
3.875%, 11/15/27	49,000	51,144
4.875%, 1/15/28	108,000	114,075
5.25%, 1/15/30	51,000	56,736
4.00%, 7/15/30	49,000	51,266
3.875%, 2/15/31	72,000	74,673
WEX, Inc., 144A 4.75%, 2/1/23	26,000	26,279

(Cost $1,905,896)		1,948,110

Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co. 4.70%, 5/24/22 (Cost $32,930)	32,000	33,540

Food — 3.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 3.50%, 2/15/23, 144A	48,000	49,128
5.75%, 3/15/25	16,000	16,498

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2020

	Principal Amount	Value
Food (Continued)
3.25%, 3/15/26, 144A	$50,000	$51,130
7.50%, 3/15/26, 144A	39,000	43,686
4.625%, 1/15/27, 144A	87,000	91,659
3.50%, 3/15/29, 144A	45,000	45,455
B&G Foods, Inc. 5.25%, 4/1/25	58,000	60,071
JBS USA LUX SA / JBS USA Finance, Inc. 5.875%, 7/15/24, 144A	23,000	23,496
5.75%, 6/15/25, 144A	68,000	70,380
Kraft Heinz Foods Co. 3.50%, 6/6/22	41,000	43,129
4.00%, 6/15/23	29,000	31,073
3.95%, 7/15/25	104,000	113,051
3.00%, 6/1/26	115,000	119,998
3.875%, 5/15/27, 144A	88,000	94,305
4.625%, 1/30/29	71,000	80,524
3.75%, 4/1/30, 144A	65,000	69,585
4.25%, 3/1/31, 144A	88,000	97,527
Lamb Weston Holdings, Inc. 4.625%, 11/1/24, 144A	54,000	56,492
4.875%, 11/1/26, 144A	54,000	56,624
4.875%, 5/15/28, 144A	32,000	35,273
Post Holdings, Inc., 144A 5.00%, 8/15/26	110,000	114,349
TreeHouse Foods, Inc., 144A 6.00%, 2/15/24	39,000	40,277

(Cost $1,380,478)		1,403,710

Healthcare-Products — 1.1%
Avantor Funding, Inc., 144A 4.625%, 7/15/28	101,000	106,954
Avantor, Inc., 144A 6.00%, 10/1/24	97,000	101,486
Hill-Rom Holdings, Inc., 144A 4.375%, 9/15/27	28,000	29,358
Hologic, Inc. 4.375%, 10/15/25, 144A	62,000	63,415
4.625%, 2/1/28, 144A	26,000	27,697
Teleflex, Inc. 4.875%, 6/1/26	26,000	27,263
4.625%, 11/15/27	32,000	34,074
4.25%, 6/1/28, 144A	32,000	33,800

(Cost $420,200)		424,047

Healthcare-Services — 8.4%
Acadia Healthcare Co., Inc. 5.625%, 2/15/23	40,000	40,404
Catalent Pharma Solutions, Inc. 4.875%, 1/15/26, 144A	29,000	29,683
5.00%, 7/15/27, 144A	32,000	33,814
Centene Corp. 4.75%, 5/15/22	65,000	65,569
4.75%, 1/15/25	78,000	80,340
4.75%, 1/15/25	65,000	66,950
5.25%, 4/1/25, 144A	74,000	76,867
5.375%, 6/1/26, 144A	107,000	113,019
5.375%, 8/15/26, 144A	49,000	52,078

	Principal Amount	Value
Healthcare-Services (Continued)
4.25%, 12/15/27	$162,000	$169,665
4.625%, 12/15/29	217,000	238,380
3.375%, 2/15/30	130,000	135,566
Charles River Laboratories International, Inc. 5.50%, 4/1/26, 144A	32,000	33,693
4.25%, 5/1/28, 144A	32,000	33,614
DaVita, Inc. 4.625%, 6/1/30, 144A	114,000	119,914
3.75%, 2/15/31, 144A	90,000	89,388
Encompass Health Corp. 5.75%, 11/1/24	45,000	45,342
4.50%, 2/1/28	52,000	53,407
HCA, Inc. 5.875%, 5/1/23	81,000	88,813
5.375%, 2/1/25	169,000	190,504
5.875%, 2/15/26	77,000	88,261
5.375%, 9/1/26	65,000	73,772
5.625%, 9/1/28	97,000	115,536
5.875%, 2/1/29	65,000	79,065
3.50%, 9/1/30	176,000	185,491
IQVIA, Inc. 5.00%, 10/15/26, 144A	68,000	71,230
5.00%, 5/15/27, 144A	71,000	74,874
Molina Healthcare, Inc. 5.375%, 11/15/22	45,000	47,233
4.375%, 6/15/28, 144A	52,000	54,392
Tenet Healthcare Corp. 8.125%, 4/1/22	150,000	162,113
4.625%, 7/15/24	121,000	123,904
4.625%, 9/1/24, 144A	39,000	40,285
7.50%, 4/1/25, 144A	45,000	49,451
4.875%, 1/1/26, 144A	136,000	141,609
5.125%, 11/1/27, 144A	99,000	104,712

(Cost $3,103,375)		3,168,938

Household Products/Wares — 0.3%
Prestige Brands, Inc., 144A 6.375%, 3/1/24	39,000	40,361
Spectrum Brands, Inc. 5.75%, 7/15/25	64,000	66,240

(Cost $106,044)		106,601

Pharmaceuticals — 1.4%
Bausch Health Cos., Inc. 7.00%, 3/15/24, 144A	130,000	135,070
5.50%, 11/1/25, 144A	114,000	117,785
5.75%, 8/15/27, 144A	32,000	34,440
Elanco Animal Health, Inc. 5.272%, 8/28/23	39,000	42,778
5.90%, 8/28/28	48,000	56,971
Horizon Therapeutics USA, Inc., 144A 5.50%, 8/1/27	39,000	42,533
Teva Pharmaceutical Finance Co. BV Series 2, 3.65%, 11/10/21	40,000	40,213
2.95%, 12/18/22	55,000	53,472

(Cost $511,936)		523,262

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2020

	Principal Amount	Value
Energy — 13.3%
Energy-Alternate Sources — 0.4%
TerraForm Power Operating LLC 4.25%, 1/31/23, 144A	$22,000	$22,827
5.00%, 1/31/28, 144A	46,000	51,219
4.75%, 1/15/30, 144A	45,000	48,249

(Cost $117,934)		122,295

Oil & Gas — 7.6%
Aker BP ASA 6.00%, 7/1/22, 144A	26,000	26,534
5.875%, 3/31/25, 144A	32,000	33,535
Apache Corp. 4.625%, 11/15/25	35,000	35,919
4.875%, 11/15/27	40,000	40,995
4.375%, 10/15/28	65,000	64,672
4.25%, 1/15/30	39,000	38,021
Cenovus Energy, Inc. 3.00%, 8/15/22	32,000	32,530
3.80%, 9/15/23	29,000	28,874
5.375%, 7/15/25	62,000	63,172
CITGO Petroleum Corp., 144A 6.25%, 8/15/22	42,000	42,026
Continental Resources, Inc. 5.00%, 9/15/22	71,000	70,716
4.50%, 4/15/23	87,000	87,975
3.80%, 6/1/24	65,000	64,192
4.375%, 1/15/28 (a)	65,000	62,029
CrownRock LP / CrownRock Finance, Inc., 144A 5.625%, 10/15/25	77,000	76,207
Endeavor Energy Resources LP / EER Finance, Inc. 6.625%, 7/15/25, 144A	39,000	40,680
5.50%, 1/30/26, 144A	33,000	33,069
5.75%, 1/30/28, 144A	65,000	66,613
EQT Corp. 3.00%, 10/1/22 (a)	49,000	48,510
7.875%, 2/1/25 (a)	55,000	63,189
3.90%, 10/1/27	81,000	78,544
8.75%, 2/1/30 (a)	49,000	58,739
Leviathan Bond Ltd. 5.75%, 6/30/23, 144A	30,000	31,161
6.125%, 6/30/25, 144A	40,000	41,728
6.50%, 6/30/27, 144A	35,000	36,577
Occidental Petroleum Corp. 3.125%, 2/15/22	53,000	52,401
2.60%, 4/15/22	26,000	25,480
2.70%, 8/15/22	155,000	152,780
2.70%, 2/15/23	78,000	75,240
2.90%, 8/15/24	195,000	179,765
3.50%, 6/15/25	49,000	44,684
8.00%, 7/15/25 (a)	32,000	34,880
5.875%, 9/1/25	55,000	55,413
5.55%, 3/15/26	70,000	69,049
3.40%, 4/15/26	75,000	66,629
3.20%, 8/15/26	65,000	57,127

	Principal Amount	Value
Oil & Gas (Continued)
3.00%, 2/15/27	$49,000	$42,036
3.50%, 8/15/29	97,000	83,575
Parkland Corp. 6.00%, 4/1/26, 144A	32,000	33,836
5.875%, 7/15/27, 144A	32,000	34,234
Parsley Energy LLC / Parsley Finance Corp. 5.375%, 1/15/25, 144A	42,000	42,914
5.25%, 8/15/25, 144A	29,000	29,888
5.625%, 10/15/27, 144A	45,000	46,659
4.125%, 2/15/28, 144A	26,000	25,217
PBF Holding Co. LLC / PBF Finance Corp., 144A 9.25%, 5/15/25	64,000	70,171
PDC Energy, Inc. 5.75%, 5/15/26	39,000	40,019
Sunoco LP / Sunoco Finance Corp. 4.875%, 1/15/23	65,000	66,212
5.50%, 2/15/26	52,000	53,765
6.00%, 4/15/27	39,000	41,604
WPX Energy, Inc. 5.25%, 9/15/24	31,000	31,701
5.75%, 6/1/26	32,000	32,730
5.25%, 10/15/27 (a)	36,000	35,870
5.875%, 6/15/28 (a)	32,000	32,521
4.50%, 1/15/30	58,000	55,497

(Cost $2,798,236)		2,878,104

Oil & Gas Services — 0.2%
Archrock Partners LP / Archrock Partners Finance Corp., 144A 6.25%, 4/1/28	33,000	33,241
USA Compression Partners LP / USA Compression Finance Corp. 6.875%, 4/1/26	47,000	48,515

(Cost $83,683)		81,756

Pipelines — 5.1%
Buckeye Partners LP 4.15%, 7/1/23	32,000	32,100
4.125%, 3/1/25, 144A	32,000	32,239
3.95%, 12/1/26	35,000	34,759
4.125%, 12/1/27	26,000	26,081
4.50%, 3/1/28, 144A	32,000	32,747
Cheniere Energy Partners LP 5.25%, 10/1/25	87,000	88,175
5.625%, 10/1/26	71,000	74,542
4.50%, 10/1/29	97,000	101,267
DCP Midstream Operating LP 4.75%, 9/30/21, 144A	32,000	32,730
3.875%, 3/15/23	32,000	32,500
5.375%, 7/15/25	49,000	52,763
5.625%, 7/15/27	32,000	34,592
5.125%, 5/15/29	39,000	41,113
EQM Midstream Partners LP 4.75%, 7/15/23	71,000	72,970
4.00%, 8/1/24	32,000	32,210
6.00%, 7/1/25, 144A	45,000	47,813
4.125%, 12/1/26	29,000	28,248

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2020

	Principal Amount	Value
Pipelines (Continued)
6.50%, 7/1/27, 144A	$58,000	$63,592
5.50%, 7/15/28	55,000	57,083
Hess Midstream Operations LP 5.625%, 2/15/26, 144A	52,000	54,221
5.125%, 6/15/28, 144A	36,000	37,046
NuStar Logistics LP 6.00%, 6/1/26	32,000	33,545
5.625%, 4/28/27	36,000	36,263
Rockies Express Pipeline LLC 3.60%, 5/15/25, 144A	26,000	25,598
4.95%, 7/15/29, 144A	36,000	36,270
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144A 4.75%, 10/1/23	32,000	31,460
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.25%, 5/1/23	30,000	30,234
4.25%, 11/15/23	38,000	38,338
5.125%, 2/1/25	31,000	31,756
5.875%, 4/15/26	63,000	66,426
5.375%, 2/1/27	30,000	31,045
6.50%, 7/15/27	46,000	49,795
5.00%, 1/15/28	46,000	47,016
6.875%, 1/15/29	44,000	48,758
5.50%, 3/1/30, 144A	65,000	68,616
4.875%, 2/1/31, 144A	57,000	57,791
Western Midstream Operating LP 4.00%, 7/1/22	41,000	41,820
4.10%, 2/1/25	55,000	54,929
3.95%, 6/1/25	32,000	32,070
4.65%, 7/1/26	32,000	32,800
4.50%, 3/1/28	26,000	26,195
4.75%, 8/15/28	26,000	26,260
5.05%, 2/1/30	78,000	79,957

(Cost $1,851,346)		1,935,733

Financial — 9.9%
Banks — 1.5%
CIT Group, Inc. 5.00%, 8/15/22	75,000	78,577
5.00%, 8/1/23	34,000	36,063
4.75%, 2/16/24	32,000	33,730
3.929%, 6/19/24	32,000	33,073
5.25%, 3/7/25	32,000	34,957
6.125%, 3/9/28	26,000	30,740
Commerzbank AG, 144A 8.125%, 9/19/23	65,000	75,179
Intesa Sanpaolo SpA 5.017%, 6/26/24, 144A	130,000	140,270
5.71%, 1/15/26, 144A	97,000	107,910

(Cost $549,246)		570,499

Diversified Financial Services — 2.7%
Ally Financial, Inc. 5.75%, 11/20/25	68,000	76,314
Credit Acceptance Corp., 144A 5.125%, 12/31/24	26,000	26,842

	Principal Amount	Value
Diversified Financial Services (Continued)
LPL Holdings, Inc. 5.75%, 9/15/25, 144A	$60,000	$62,587
4.625%, 11/15/27, 144A	26,000	27,121
Navient Corp. Series MTN, 7.25%, 1/25/22	50,000	52,611
6.50%, 6/15/22	65,000	67,925
OneMain Finance Corp. 7.75%, 10/1/21	42,000	44,091
6.125%, 5/15/22	64,000	67,400
5.625%, 3/15/23	57,000	60,598
6.125%, 3/15/24	84,000	91,184
6.875%, 3/15/25	75,000	84,141
8.875%, 6/1/25	40,000	45,174
7.125%, 3/15/26	100,000	114,875
5.375%, 11/15/29	49,000	52,308
Quicken Loans LLC 5.75%, 5/1/25, 144A	81,000	83,481
5.25%, 1/15/28, 144A	65,000	69,495

(Cost $1,005,517)		1,026,147

Insurance — 0.3%
Acrisure LLC / Acrisure Finance, Inc., 144A 8.125%, 2/15/24	62,000	65,549
MGIC Investment Corp. 5.25%, 8/15/28	40,000	42,100
Radian Group, Inc. 4.50%, 10/1/24	29,000	29,218

(Cost $136,351)		136,867

Real Estate — 0.2%
Howard Hughes Corp., 144A 5.375%, 3/15/25 (Cost $67,221)	65,000	66,002

Real Estate Investment Trusts — 4.2%
ESH Hospitality, Inc., 144A 5.25%, 5/1/25	84,000	85,384
HAT Holdings I LLC / HAT Holdings II LLC 5.25%, 7/15/24, 144A	35,000	36,721
6.00%, 4/15/25, 144A	20,000	21,475
Iron Mountain, Inc. 4.875%, 9/15/27, 144A	65,000	67,626
5.25%, 3/15/28, 144A	54,000	56,944
5.00%, 7/15/28, 144A	32,000	33,240
4.875%, 9/15/29, 144A	65,000	67,503
5.25%, 7/15/30, 144A	84,000	89,306
4.50%, 2/15/31, 144A	63,000	64,780
5.625%, 7/15/32, 144A	40,000	43,055
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 144A 4.625%, 6/15/25	52,000	54,652
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 5.625%, 5/1/24	68,000	73,617
4.50%, 9/1/26	32,000	33,693
5.75%, 2/1/27	49,000	54,283

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2020

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
MPT Operating Partnership LP / MPT Finance Corp. 6.375%, 3/1/24	$60,000	$62,044
5.00%, 10/15/27	90,000	95,335
4.625%, 8/1/29	58,000	62,012
SBA Communications Corp. 4.00%, 10/1/22	49,000	49,440
4.875%, 9/1/24	71,000	73,020
3.875%, 2/15/27, 144A	97,000	100,844
Starwood Property Trust, Inc. 5.00%, 12/15/21	45,000	45,797
VICI Properties LP / VICI Note Co., Inc. 3.50%, 2/15/25, 144A	49,000	49,196
4.25%, 12/1/26, 144A	81,000	82,950
3.75%, 2/15/27, 144A	49,000	48,962
4.625%, 12/1/29, 144A	65,000	67,710
4.125%, 8/15/30, 144A	60,000	60,075

(Cost $1,542,554)		1,579,664

Venture Capital — 1.0%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.25%, 2/1/22	80,000	81,078
6.75%, 2/1/24	32,000	33,076
4.75%, 9/15/24	56,000	57,908
6.375%, 12/15/25	48,000	49,925
6.25%, 5/15/26	80,000	85,587
5.25%, 5/15/27	70,000	74,594

(Cost $365,175)		382,168

Industrial — 8.8%
Aerospace/Defense — 0.8%
Howmet Aerospace, Inc. 5.87%, 2/23/22	31,000	32,892
5.125%, 10/1/24	81,000	86,928
6.875%, 5/1/25	78,000	88,749
Rolls-Royce PLC, 144A 3.625%, 10/14/25	65,000	62,898
Signature Aviation US Holdings, Inc., 144A 5.375%, 5/1/26	25,000	25,823

(Cost $286,994)		297,290

Building Materials — 1.2%
Builders FirstSource, Inc. 6.75%, 6/1/27, 144A	51,000	55,740
5.00%, 3/1/30, 144A	36,000	38,511
JELD-WEN, Inc. 4.625%, 12/15/25, 144A	26,000	26,225
4.875%, 12/15/27, 144A	26,000	27,132
Standard Industries, Inc. 5.00%, 2/15/27, 144A	55,000	57,590
4.75%, 1/15/28, 144A	64,000	67,520
4.375%, 7/15/30, 144A	74,000	78,523
3.375%, 1/15/31, 144A	65,000	64,817
Summit Materials LLC / Summit Materials Finance Corp., 144A 5.25%, 1/15/29	40,000	42,053

(Cost $440,072)		458,111

	Principal Amount	Value
Electrical Components & Equipment — 0.5%
Energizer Holdings, Inc. 6.375%, 7/15/26, 144A	$45,000	$47,813
7.75%, 1/15/27, 144A	40,000	43,899
WESCO Distribution, Inc., 144A 7.125%, 6/15/25	97,000	106,828

(Cost $195,392)		198,540

Electronics — 0.5%
Sensata Technologies BV 4.875%, 10/15/23, 144A	32,000	33,859
5.625%, 11/1/24, 144A	26,000	28,565
5.00%, 10/1/25, 144A	46,000	50,135
Sensata Technologies, Inc. 4.375%, 2/15/30, 144A	30,000	31,726
3.75%, 2/15/31, 144A	45,000	45,293

(Cost $187,564)		189,578

Engineering & Construction — 0.4%
AECOM 5.875%, 10/15/24	52,000	58,050
5.125%, 3/15/27	65,000	71,507
MasTec, Inc., 144A 4.50%, 8/15/28	35,000	35,744

(Cost $159,413)		165,301

Environmental Control — 0.7%
Advanced Disposal Services, Inc., 144A 5.625%, 11/15/24	27,000	28,010
Clean Harbors, Inc., 144A 4.875%, 7/15/27	35,000	36,778
Covanta Holding Corp. 5.875%, 7/1/25	30,000	31,309
GFL Environmental, Inc. 4.25%, 6/1/25, 144A	32,000	32,660
3.75%, 8/1/25, 144A	40,000	40,350
7.00%, 6/1/26, 144A	26,000	27,365
5.125%, 12/15/26, 144A	33,000	34,887
Stericycle, Inc., 144A 5.375%, 7/15/24	39,000	40,853

(Cost $270,280)		272,212

Hand/Machine Tools — 0.2%
Colfax Corp. 6.00%, 2/15/24, 144A	39,000	40,564
6.375%, 2/15/26, 144A	26,000	28,121

(Cost $67,228)		68,685

Machinery-Diversified — 0.3%
Vertical US Newco, Inc., 144A 5.25%, 7/15/27 (Cost $108,405)	102,000	106,463

Miscellaneous Manufacturing — 0.1%
Hillenbrand, Inc. 5.75%, 6/15/25 (Cost $27,929)	26,000	27,915

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2020

	Principal Amount	Value
Packaging & Containers — 3.3%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 6.00%, 2/15/25, 144A	$52,000	$54,288
5.25%, 4/30/25, 144A	45,000	47,801
4.125%, 8/15/26, 144A	79,000	82,512
Ball Corp. 5.00%, 3/15/22	49,000	52,120
4.00%, 11/15/23	65,000	69,225
5.25%, 7/1/25	65,000	73,798
4.875%, 3/15/26	49,000	54,962
2.875%, 8/15/30	80,000	80,020
Berry Global, Inc. 5.125%, 7/15/23	137,000	138,884
4.50%, 2/15/26, 144A	32,000	32,701
4.875%, 7/15/26, 144A	81,000	86,147
5.625%, 7/15/27, 144A	32,000	33,848
Crown Americas LLC / Crown Americas Capital Corp. IV 4.50%, 1/15/23	65,000	68,452
Graphic Packaging International LLC, 144A 3.50%, 3/15/28	29,000	29,577
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 144A 5.125%, 7/15/23	104,000	105,659
Sealed Air Corp. 4.875%, 12/1/22, 144A	28,000	29,638
5.25%, 4/1/23, 144A	28,000	30,068
5.125%, 12/1/24, 144A	28,000	30,888
5.50%, 9/15/25, 144A	26,000	29,215
4.00%, 12/1/27, 144A	28,000	29,890
Silgan Holdings, Inc. 4.125%, 2/1/28	39,000	40,511
Trivium Packaging Finance BV, 144A 5.50%, 8/15/26	68,000	71,884

(Cost $1,250,435)		1,272,088

Transportation — 0.8%
Cargo Aircraft Management, Inc., 144A 4.75%, 2/1/28	32,000	32,960
XPO Logistics, Inc. 6.50%, 6/15/22, 144A	77,000	77,408
6.125%, 9/1/23, 144A	34,000	34,700
6.75%, 8/15/24, 144A	65,000	69,280
6.25%, 5/1/25, 144A	74,000	79,134

(Cost $290,859)		293,482

Technology — 4.4%
Computers — 0.9%
Dell International LLC / EMC Corp., 144A 7.125%, 6/15/24	106,000	110,081
EMC Corp. 3.375%, 6/1/23	65,000	67,315
Western Digital Corp. 4.75%, 2/15/26	144,000	156,008

(Cost $324,896)		333,404

	Principal Amount	Value
Office/Business Equipment — 0.7%
CDW LLC / CDW Finance Corp. 5.50%, 12/1/24	$37,000	$40,981
4.125%, 5/1/25	39,000	40,741
5.00%, 9/1/25	39,000	40,512
4.25%, 4/1/28	39,000	40,821
3.25%, 2/15/29	40,000	40,955
Xerox Corp. 4.125%, 3/15/23	65,000	66,917

(Cost $262,334)		270,927

Semiconductors — 0.5%
Microchip Technology, Inc., 144A 4.25%, 9/1/25	78,000	81,276
Qorvo, Inc. 5.50%, 7/15/26	58,000	61,629
4.375%, 10/15/29	55,000	59,082

(Cost $200,162)		201,987

Software — 2.3%
Black Knight InfoServ LLC, 144A 3.625%, 9/1/28	60,000	60,919
Camelot Finance SA, 144A 4.50%, 11/1/26	45,000	46,668
CDK Global, Inc. 5.00%, 10/15/24	32,000	36,268
5.875%, 6/15/26	32,000	33,686
4.875%, 6/1/27	39,000	41,254
Dun & Bradstreet Corp., 144A 6.875%, 8/15/26	45,000	48,909
MSCI, Inc. 4.75%, 8/1/26, 144A	30,000	31,287
5.375%, 5/15/27, 144A	32,000	34,644
4.00%, 11/15/29, 144A	65,000	69,660
3.625%, 9/1/30, 144A	26,000	27,315
3.875%, 2/15/31, 144A	60,000	63,450
Nuance Communications, Inc. 5.625%, 12/15/26	32,000	34,013
Open Text Corp. 5.875%, 6/1/26, 144A	55,000	57,946
3.875%, 2/15/28, 144A	58,000	59,756
PTC, Inc. 3.625%, 2/15/25, 144A	32,000	32,960
4.00%, 2/15/28, 144A	32,000	33,210
SS&C Technologies, Inc., 144A 5.50%, 9/30/27	130,000	139,406

(Cost $836,039)		851,351

Utilities — 2.5%
Electric — 2.5%
AES Corp. 5.50%, 4/15/25	35,000	36,162
6.00%, 5/15/26	32,000	33,674
5.125%, 9/1/27	32,000	34,618
Calpine Corp., 144A 5.25%, 6/1/26	77,000	80,380
Clearway Energy Operating LLC 5.75%, 10/15/25	39,000	41,442
4.75%, 3/15/28, 144A	55,000	57,664

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2020

	Principal Amount	Value
Electric (Continued)
DPL, Inc., 144A 4.125%, 7/1/25	$27,000	$28,519
NextEra Energy Operating Partners LP 4.25%, 7/15/24, 144A	45,000	48,110
4.25%, 9/15/24, 144A	26,000	27,723
3.875%, 10/15/26, 144A	33,000	34,892
4.50%, 9/15/27, 144A	36,000	39,420
NRG Energy, Inc. 7.25%, 5/15/26	65,000	69,643
6.625%, 1/15/27	70,000	75,016
5.75%, 1/15/28	53,000	57,760
5.25%, 6/15/29, 144A	48,000	52,431
Vistra Operations Co. LLC 5.50%, 9/1/26, 144A	65,000	68,331
5.625%, 2/15/27, 144A	84,000	88,953
5.00%, 7/31/27, 144A	84,000	89,164

(Cost $949,644)		963,902

TOTAL CORPORATE BONDS (Cost $36,549,106)		37,401,493

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 1.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04% (b)(c) (Cost $612,989)	612,989	$612,989

CASH EQUIVALENTS — 2.9%
DWS Government Money Market Series “Institutional Shares”, 0.06% (b) (Cost $1,116,381)	1,116,381	1,116,381

TOTAL INVESTMENTS — 103.3% (Cost $38,278,476)		$39,130,863
Other assets and liabilities, net — (3.3%)		(1,257,154)

NET ASSETS — 100.0%		$37,873,709

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2020 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2020	Value ($) at 8/31/2020
SECURITIES LENDING COLLATERAL — 1.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04% (b)(c)
1,219,663	—	(606,674	)(d)	—	—	5,347	—	612,989	612,989

CASH EQUIVALENTS — 2.9%
DWS Government Money Market Series “Institutional Shares”, 0.06% (b)
1,864,770	43,113,459	(43,861,848)		—	—	13,006	—	1,116,381	1,116,381

3,084,433	43,113,459	(44,468,522)		—	—	18,353	—	1,729,370	1,729,370

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2020 amounted to $700,686, which is 1.9% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $110,490.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2020.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

August 31, 2020

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (e)	$—	$37,401,493	$—	$37,401,493
Short-Term Investments (e)	1,729,370	—	—	1,729,370

TOTAL	$1,729,370	$37,401,493	$—	$39,130,863

(e)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF

August 31, 2020

	Principal Amount	Value
CORPORATE BONDS — 96.7%
Basic Materials — 5.1%
Chemicals — 2.5%
Ashland LLC 4.75%, 8/15/22	$34,000	$35,721
Avient Corp. 5.25%, 3/15/23	32,000	34,790
5.75%, 5/15/25, 144A	75,000	79,781
Blue Cube Spinco LLC 9.75%, 10/15/23	50,000	51,761
CF Industries, Inc. 3.45%, 6/1/23	100,000	104,282
Chemours Co. 6.625%, 5/15/23	75,000	75,513
7.00%, 5/15/25 (a)	75,000	76,575
NOVA Chemicals Corp. 5.25%, 8/1/23, 144A	27,000	27,084
4.875%, 6/1/24, 144A	139,000	138,306
OCI NV, 144A 6.625%, 4/15/23	144,000	150,120
Olin Corp., 144A 9.50%, 6/1/25	75,000	86,918
Tronox, Inc., 144A 6.50%, 5/1/25	50,000	53,719

(Cost $881,707)		914,570

Forest Products & Paper — 0.1%
Mercer International, Inc. 7.375%, 1/15/25 (Cost $45,441)	45,000	46,350

Iron/Steel — 0.8%
Allegheny Technologies, Inc. 7.875%, 8/15/23	41,000	43,185
ArcelorMittal SA 3.60%, 7/16/24	60,000	63,052
Cleveland-Cliffs, Inc., 144A 4.875%, 1/15/24	33,000	32,543
United States Steel Corp. 12.00%, 6/1/25, 144A	100,000	106,151
6.875%, 8/15/25	75,000	55,125

(Cost $288,764)		300,056

Mining — 1.7%
Alcoa Nederland Holding BV, 144A 6.75%, 9/30/24	130,000	134,713
Arconic Corp., 144A 6.00%, 5/15/25	50,000	53,094
Constellium SE, 144A 6.625%, 3/1/25	150,000	154,860
FMG Resources August 2006 Pty Ltd. 4.75%, 5/15/22, 144A	62,000	64,230
5.125%, 3/15/23, 144A	41,000	43,239
5.125%, 5/15/24, 144A	20,000	21,652
Freeport-McMoRan, Inc. 4.55%, 11/14/24	70,000	75,662
Hudbay Minerals, Inc. 7.25%, 1/15/23, 144A	33,000	33,533
7.625%, 1/15/25, 144A	50,000	51,972

(Cost $599,218)		632,955

	Principal Amount	Value
Communications — 15.3%
Advertising — 0.1%
Lamar Media Corp. 5.00%, 5/1/23 (Cost $26,043)	$26,000	$26,373

Internet — 2.0%
Netflix, Inc. 5.375%, 2/1/21	81,000	82,746
5.50%, 2/15/22	28,000	29,540
5.75%, 3/1/24	33,000	37,313
5.875%, 2/15/25	50,000	57,880
NortonLifeLock, Inc. 4.20%, 9/15/20	116,000	116,064
3.95%, 6/15/22	22,000	22,770
5.00%, 4/15/25, 144A	100,000	102,625
Uber Technologies, Inc. 7.50%, 11/1/23, 144A	90,000	93,544
7.50%, 5/15/25, 144A	75,000	78,825
VeriSign, Inc. 5.25%, 4/1/25	100,000	112,261

(Cost $720,871)		733,568

Media — 5.0%
AMC Networks, Inc. 4.75%, 12/15/22	38,000	38,179
5.00%, 4/1/24	105,000	107,166
CCO Holdings LLC / CCO Holdings Capital Corp., 144A 4.00%, 3/1/23	42,000	42,708
Cengage Learning, Inc., 144A 9.50%, 6/15/24	51,000	34,356
Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/24	159,000	156,234
CSC Holdings LLC 6.75%, 11/15/21	83,000	87,384
5.875%, 9/15/22	54,000	57,360
5.25%, 6/1/24	62,000	67,264
DISH DBS Corp. 6.75%, 6/1/21	137,000	140,562
5.875%, 7/15/22	166,000	174,466
5.00%, 3/15/23	125,000	129,531
5.875%, 11/15/24	150,000	158,766
Entercom Media Corp., 144A 7.25%, 11/1/24 (a)	50,000	40,182
Gray Television, Inc., 144A 5.125%, 10/15/24 (a)	50,000	51,245
Nexstar Broadcasting, Inc., 144A 5.625%, 8/1/24	80,000	82,284
Quebecor Media, Inc. 5.75%, 1/15/23	69,000	74,182
Sinclair Television Group, Inc., 144A 5.625%, 8/1/24	55,000	55,138
Sirius XM Radio, Inc. 3.875%, 8/1/22, 144A	50,000	50,500
4.625%, 7/15/24, 144A	100,000	103,875
Univision Communications, Inc., 144A 5.125%, 2/15/25	100,000	100,875

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2020

	Principal Amount	Value
Media (Continued)
Videotron Ltd., 144A 5.375%, 6/15/24	$86,000	$93,888

(Cost $1,808,606)		1,846,145

Telecommunications — 8.2%
CenturyLink, Inc. Series S, 6.45%, 6/15/21	104,000	107,654
Series T, 5.80%, 3/15/22	116,000	121,432
Series W, 6.75%, 12/1/23	62,000	68,821
Series Y, 7.50%, 4/1/24	83,000	94,205
5.625%, 4/1/25	42,000	45,412
Cincinnati Bell, Inc., 144A 7.00%, 7/15/24	62,000	64,286
CommScope Technologies LLC, 144A 6.00%, 6/15/25	107,000	109,842
CommScope, Inc., 144A 5.50%, 3/1/24	104,000	107,522
Consolidated Communications, Inc. 6.50%, 10/1/22 (a)	37,000	36,283
DKT Finance ApS, 144A 9.375%, 6/17/23	50,000	50,562
Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc., 144A 9.875%, 5/1/24	77,000	80,273
GTT Communications, Inc., 144A 7.875%, 12/31/24	48,000	18,235
Hughes Satellite Systems Corp. 7.625%, 6/15/21	75,000	77,906
Level 3 Financing, Inc. 5.375%, 1/15/24	189,000	191,815
Nokia OYJ 3.375%, 6/12/22	27,000	27,894
Qwest Corp. 6.75%, 12/1/21	51,000	54,067
Sprint Communications, Inc. 11.50%, 11/15/21	83,000	92,441
6.00%, 11/15/22	189,000	205,301
Sprint Corp. 7.25%, 9/15/21	120,000	126,762
7.875%, 9/15/23	353,000	411,024
7.125%, 6/15/24	208,000	242,002
7.625%, 2/15/25	125,000	149,922
Telecom Italia SpA, 144A 5.303%, 5/30/24	95,000	105,021
Telefonaktiebolaget LM Ericsson 4.125%, 5/15/22	54,000	56,744
T-Mobile USA, Inc. 4.00%, 4/15/22	139,000	144,630
6.00%, 4/15/24	160,000	163,341
VEON Holdings BV, 144A 3.95%, 6/16/21	120,000	121,787

(Cost $2,972,871)		3,075,184

Consumer, Cyclical — 24.5%
Airlines — 1.8%
Air Canada, 144A 7.75%, 4/15/21	33,000	33,120

	Principal Amount	Value
Airlines (Continued)
American Airlines Group, Inc., 144A 5.00%, 6/1/22	$105,000	$68,044
American Airlines, Inc., 144A 11.75%, 7/15/25	200,000	192,401
Delta Air Lines, Inc. 3.625%, 3/15/22	290,000	288,410
3.80%, 4/19/23	50,000	48,068
United Airlines Holdings, Inc. 4.25%, 10/1/22 (a)	33,000	30,577

(Cost $646,440)		660,620

Apparel — 0.6%
Hanesbrands, Inc., 144A 4.625%, 5/15/24 (Cost $204,925)	200,000	210,521

Auto Manufacturers — 5.2%
Allison Transmission, Inc., 144A 5.00%, 10/1/24	50,000	50,532
Fiat Chrysler Automobiles NV 5.25%, 4/15/23	50,000	53,094
Ford Motor Co. 9.00%, 4/22/25	75,000	87,866
Ford Motor Credit Co. LLC 5.875%, 8/2/21	284,000	290,444
Series MTN, 3.55%, 10/7/22	649,000	651,596
4.375%, 8/6/23	218,000	225,020
3.664%, 9/8/24	542,000	540,474
Navistar International Corp., 144A 9.50%, 5/1/25	50,000	57,125

(Cost $1,815,408)		1,956,151

Auto Parts & Equipment — 1.6%
Adient US LLC, 144A 9.00%, 4/15/25	100,000	111,187
American Axle & Manufacturing, Inc. 6.25%, 4/1/25 (a)	58,000	59,940
Clarios Global LP, 144A 6.75%, 5/15/25	50,000	53,652
Dana, Inc. 5.50%, 12/15/24	80,000	81,892
Goodyear Tire & Rubber Co. 5.125%, 11/15/23	83,000	83,364
9.50%, 5/31/25	100,000	112,460
ZF North America Capital, Inc., 144A 4.75%, 4/29/25	100,000	105,950

(Cost $555,869)		608,445

Distribution/Wholesale — 0.5%
Core & Main LP, 144A 6.125%, 8/15/25	60,000	61,806
KAR Auction Services, Inc., 144A 5.125%, 6/1/25	75,000	75,656
Wolverine Escrow LLC, 144A 8.50%, 11/15/24	44,000	34,100

(Cost $168,020)		171,562

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2020

	Principal Amount	Value
Entertainment — 2.7%
AMC Entertainment Holdings, Inc., 144A 10.50%, 4/15/25	$50,000	$44,125
Caesars Entertainment, Inc., 144A 6.25%, 7/1/25	300,000	318,374
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 144A 5.50%, 5/1/25	100,000	103,375
Cinemark USA, Inc. 5.125%, 12/15/22	22,000	20,680
4.875%, 6/1/23	83,000	76,559
International Game Technology PLC, 144A 6.50%, 2/15/25	200,000	218,123
Lions Gate Capital Holdings LLC 6.375%, 2/1/24, 144A	46,000	47,178
5.875%, 11/1/24, 144A	50,000	50,557
Live Nation Entertainment, Inc., 144A 4.875%, 11/1/24	48,000	47,273
Scientific Games International, Inc., 144A 8.625%, 7/1/25	40,000	41,773
Six Flags Entertainment Corp., 144A 4.875%, 7/31/24	50,000	48,567

(Cost $982,698)		1,016,584

Food Service — 0.4%
Aramark Services, Inc., 144A 6.375%, 5/1/25 (a) (Cost $167,651)	160,000	167,800

Home Builders — 1.2%
KB Home 7.00%, 12/15/21	29,000	30,519
Lennar Corp. 4.125%, 1/15/22	76,000	77,871
4.75%, 11/15/22	50,000	52,611
4.875%, 12/15/23	40,000	43,000
4.50%, 4/30/24	54,000	58,050
5.875%, 11/15/24	40,000	44,846
Meritage Homes Corp. 6.00%, 6/1/25	50,000	56,818
Toll Brothers Finance Corp. 5.875%, 2/15/22	40,000	41,825
4.375%, 4/15/23	56,000	58,864

(Cost $441,384)		464,404

Home Furnishings — 0.1%
Tempur Sealy International, Inc. 5.625%, 10/15/23 (Cost $23,691)	24,000	24,507

Housewares — 0.4%
Newell Brands, Inc. 4.35%, 4/1/23 (Cost $131,346)	130,000	137,719

Leisure Time — 2.4%
Carnival Corp., 144A 11.50%, 4/1/23	300,000	335,311
NCL Corp. Ltd., 144A 12.25%, 5/15/24	100,000	111,562

	Principal Amount	Value
Leisure Time (Continued)
Royal Caribbean Cruises Ltd. 5.25%, 11/15/22	$50,000	$44,844
10.875%, 6/1/23, 144A	75,000	82,682
9.125%, 6/15/23, 144A	75,000	79,031
11.50%, 6/1/25, 144A	175,000	202,995
Viking Cruises Ltd., 144A 13.00%, 5/15/25	50,000	55,625

(Cost $889,118)		912,050

Lodging — 2.7%
Boyd Gaming Corp., 144A 8.625%, 6/1/25	50,000	55,188
Diamond Resorts International, Inc. 7.75%, 9/1/23, 144A	27,000	26,544
10.75%, 9/1/24, 144A (a)	56,000	49,764
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/24	24,000	24,207
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.625%, 4/1/25	150,000	152,047
MGM Resorts International 7.75%, 3/15/22	128,000	136,080
6.00%, 3/15/23	104,000	109,915
6.75%, 5/1/25	50,000	53,579
5.75%, 6/15/25	50,000	53,526
Wyndham Destinations, Inc. 4.25%, 3/1/22	54,000	54,438
3.90%, 3/1/23	33,000	32,747
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.25%, 5/30/23, 144A	104,000	102,376
5.50%, 3/1/25, 144A	149,000	147,789

(Cost $967,451)		998,200

Retail — 4.9%
1011778 BC ULC / New Red Finance, Inc. 4.25%, 5/15/24, 144A	125,000	127,469
5.75%, 4/15/25, 144A	42,000	44,901
Ferrellgas LP / Ferrellgas Finance Corp. 6.50%, 5/1/21	74,000	65,758
6.75%, 1/15/22 (a)	39,000	34,652
6.75%, 6/15/23 (a)	42,000	36,483
Gap, Inc., 144A 8.625%, 5/15/25 (a)	100,000	111,865
Golden Nugget, Inc., 144A 6.75%, 10/15/24	112,000	95,480
Group 1 Automotive, Inc. 5.00%, 6/1/22	100,000	100,000
IRB Holding Corp., 144A 7.00%, 6/15/25	60,000	64,156
L Brands, Inc. 5.625%, 2/15/22	71,000	73,110
5.625%, 10/15/23	50,000	52,261
9.375%, 7/1/25, 144A	50,000	58,303
Macy’s Retail Holdings LLC 2.875%, 2/15/23	134,000	111,307
Macy’s, Inc., 144A 8.375%, 6/15/25	100,000	104,636

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2020

	Principal Amount	Value
Retail (Continued)
Penske Automotive Group, Inc. 5.75%, 10/1/22	$101,000	$101,385
PetSmart, Inc. 7.125%, 3/15/23, 144A	181,000	182,574
5.875%, 6/1/25, 144A	100,000	103,125
QVC, Inc. 4.375%, 3/15/23	62,000	64,868
4.85%, 4/1/24	50,000	53,150
4.45%, 2/15/25	50,000	52,375
Rite Aid Corp., 144A 8.00%, 11/15/26	76,000	77,330
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.50%, 6/1/24	44,000	44,577
Yum! Brands, Inc., 144A 7.75%, 4/1/25	50,000	55,875

(Cost $1,730,041)		1,815,640

Consumer, Non-cyclical — 14.7%
Agriculture — 0.2%
Vector Group Ltd., 144A 6.125%, 2/1/25 (Cost $64,202)	71,000	72,235

Commercial Services — 2.9%
ADT Security Corp. 3.50%, 7/15/22	50,000	51,281
4.125%, 6/15/23	98,000	102,595
APX Group, Inc. 7.875%, 12/1/22	54,000	54,675
7.625%, 9/1/23	33,000	33,863
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144A 10.50%, 5/15/25	100,000	116,359
Gartner, Inc., 144A 5.125%, 4/1/25	75,000	78,173
MPH Acquisition Holdings LLC, 144A 7.125%, 6/1/24 (a)	130,000	132,151
Nielsen Co. Luxembourg SARL 5.50%, 10/1/21, 144A	6,000	6,024
5.00%, 2/1/25, 144A (a)	53,000	54,193
Nielsen Finance LLC / Nielsen Finance Co., 144A 5.00%, 4/15/22	123,000	123,240
Prime Security Services Borrower LLC / Prime Finance, Inc., 144A 5.25%, 4/15/24	62,000	65,882
Sabre GLBL, Inc., 144A 5.25%, 11/15/23	150,000	149,327
ServiceMaster Co. LLC, 144A 5.125%, 11/15/24	50,000	51,130
Team Health Holdings, Inc., 144A 6.375%, 2/1/25 (a)	59,000	40,415
WEX, Inc., 144A 4.75%, 2/1/23	22,000	22,236

(Cost $1,012,138)		1,081,544

	Principal Amount	Value
Cosmetics/Personal Care — 0.2%
Avon Products, Inc. 7.00%, 3/15/23 (a)	$38,000	$39,844
Edgewell Personal Care Co. 4.70%, 5/24/22	42,000	44,021

(Cost $77,814)		83,865

Food — 1.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144A 3.50%, 2/15/23	68,000	69,598
B&G Foods, Inc. 5.25%, 4/1/25	75,000	77,678
JBS USA LUX SA / JBS USA Finance, Inc., 144A 5.875%, 7/15/24	37,000	37,798
Kraft Heinz Foods Co. 3.95%, 7/15/25	125,000	135,878
Lamb Weston Holdings, Inc., 144A 4.625%, 11/1/24	69,000	72,184
Pilgrim’s Pride Corp., 144A 5.75%, 3/15/25	100,000	102,875
TreeHouse Foods, Inc., 144A 6.00%, 2/15/24	32,000	33,048
US Foods, Inc. 5.875%, 6/15/24, 144A	50,000	50,875
6.25%, 4/15/25, 144A	83,000	87,884

(Cost $657,118)		667,818

Healthcare-Products — 0.3%
Avantor, Inc., 144A 6.00%, 10/1/24 (Cost $125,663)	120,000	125,550

Healthcare-Services — 5.9%
Acadia Healthcare Co., Inc. 5.625%, 2/15/23	35,000	35,354
Centene Corp. 4.75%, 1/15/25	50,000	51,500
4.75%, 1/15/25	50,000	51,500
5.25%, 4/1/25, 144A	166,000	172,433
CHS/Community Health Systems, Inc. 6.25%, 3/31/23	157,000	157,589
9.875%, 6/30/23, 144A (a)	140,000	118,110
8.625%, 1/15/24, 144A	131,000	137,141
8.125%, 6/30/24, 144A	100,000	69,811
6.625%, 2/15/25, 144A	100,000	102,490
HCA, Inc. 5.875%, 5/1/23	66,000	72,366
5.375%, 2/1/25	249,000	280,684
LifePoint Health, Inc., 144A 6.75%, 4/15/25	50,000	54,000
MEDNAX, Inc., 144A 5.25%, 12/1/23	62,000	63,163
Molina Healthcare, Inc. 5.375%, 11/15/22	58,000	60,878
Tenet Healthcare Corp. 8.125%, 4/1/22	232,000	250,734
6.75%, 6/15/23	188,000	200,878

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2020

	Principal Amount	Value
Healthcare-Services (Continued)
4.625%, 7/15/24	$155,000	$158,720
4.625%, 9/1/24, 144A	50,000	51,647
5.125%, 5/1/25	100,000	102,125

(Cost $2,116,775)		2,191,123

Household Products/Wares — 0.0%
Prestige Brands, Inc., 144A 6.375%, 3/1/24 (Cost $10,207)	10,000	10,349

Pharmaceuticals — 3.4%
Bausch Health Cos., Inc. 7.00%, 3/15/24, 144A	166,000	172,474
6.125%, 4/15/25, 144A	270,000	278,033
Elanco Animal Health, Inc. 4.912%, 8/27/21	42,000	43,181
5.272%, 8/28/23	62,000	68,006
Teva Pharmaceutical Finance Co. BV Series 2, 3.65%, 11/10/21	51,000	51,271
2.95%, 12/18/22	70,000	68,056
Teva Pharmaceutical Finance Netherlands III BV 2.20%, 7/21/21	122,000	122,040
2.80%, 7/21/23	175,000	168,322
6.00%, 4/15/24	100,000	105,232
7.125%, 1/31/25, 144A	170,000	184,312

(Cost $1,229,860)		1,260,927

Diversified — 0.1%
Holding Companies-Diversified — 0.1%
Stena AB, 144A 7.00%, 2/1/24 (a) (Cost $45,287)	50,000	49,914

Energy — 12.7%
Coal — 0.1%
Peabody Energy Corp. 6.00%, 3/31/22, 144A (a)	38,000	17,789
6.375%, 3/31/25, 144A	40,000	13,525

(Cost $57,902)		31,314

Energy-Alternate Sources — 0.1%
TerraForm Power Operating LLC, 144A 4.25%, 1/31/23 (Cost $41,674)	41,000	42,542

Oil & Gas — 9.2%
Aker BP ASA, 144A 6.00%, 7/1/22	70,000	71,439
Antero Resources Corp. 5.375%, 11/1/21 (a)	141,000	137,122
5.125%, 12/1/22	111,000	95,707
5.625%, 6/1/23 (a)	62,000	49,541
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A 10.00%, 4/1/22	75,000	70,359
Baytex Energy Corp., 144A 5.625%, 6/1/24	38,000	22,653

	Principal Amount	Value
Oil & Gas (Continued)
Callon Petroleum Co. 6.25%, 4/15/23	$25,000	$8,922
6.125%, 10/1/24	25,000	8,242
Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A 11.00%, 4/15/25 (a)	50,000	47,624
Cenovus Energy, Inc. 3.80%, 9/15/23	63,000	62,725
5.375%, 7/15/25	75,000	76,418
Citgo Holding, Inc., 144A 9.25%, 8/1/24	100,000	99,000
CITGO Petroleum Corp., 144A 6.25%, 8/15/22	239,000	239,147
Comstock Resources, Inc., 144A 7.50%, 5/15/25	50,000	50,125
Continental Resources, Inc. 5.00%, 9/15/22	91,000	90,636
4.50%, 4/15/23	115,000	116,289
3.80%, 6/1/24	104,000	102,707
CVR Energy, Inc., 144A 5.25%, 2/15/25	50,000	47,449
Endeavor Energy Resources LP / EER Finance, Inc., 144A 6.625%, 7/15/25	50,000	52,153
EQT Corp. 3.00%, 10/1/22 (a)	50,000	49,500
7.875%, 2/1/25 (a)	96,000	110,294
Gulfport Energy Corp. 6.00%, 10/15/24	50,000	29,906
6.375%, 5/15/25	50,000	29,682
Hilcorp Energy I LP / Hilcorp Finance Co., 144A 5.00%, 12/1/24	50,000	47,557
Laredo Petroleum, Inc. 9.50%, 1/15/25	55,000	39,411
Leviathan Bond Ltd. 5.75%, 6/30/23, 144A	50,000	51,934
6.125%, 6/30/25, 144A	50,000	52,160
MEG Energy Corp. 7.00%, 3/31/24, 144A	54,000	53,736
6.50%, 1/15/25, 144A	50,000	51,039
Murphy Oil Corp. 6.875%, 8/15/24	57,000	58,021
Nabors Industries, Inc. 5.75%, 2/1/25	77,000	22,418
Occidental Petroleum Corp. 2.70%, 8/15/22	305,000	300,631
2.90%, 8/15/24	310,000	285,780
Parsley Energy LLC / Parsley Finance Corp., 144A 5.375%, 1/15/25	60,000	61,306
PBF Holding Co. LLC / PBF Finance Corp. 9.25%, 5/15/25, 144A	75,000	82,232
7.25%, 6/15/25	50,000	47,605
PDC Energy, Inc. 6.125%, 9/15/24	50,000	51,245

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2020

	Principal Amount	Value
Oil & Gas (Continued)
QEP Resources, Inc. 5.375%, 10/1/22	$46,000	$40,412
5.25%, 5/1/23	60,000	49,350
Range Resources Corp. 5.00%, 8/15/22 (a)	31,000	31,252
5.00%, 3/15/23 (a)	84,000	83,841
4.875%, 5/15/25	50,000	46,776
SM Energy Co., 144A 10.00%, 1/15/25	34,000	33,656
Southwestern Energy Co. 6.45%, 1/23/25 (a)	83,000	83,051
Sunoco LP / Sunoco Finance Corp. 4.875%, 1/15/23	83,000	84,548
WPX Energy, Inc. 5.25%, 9/15/24	100,000	102,261

(Cost $3,142,738)		3,427,862

Oil & Gas Services — 0.4%
SESI LLC 7.125%, 12/15/21, 144A	51,000	20,017
7.75%, 9/15/24	40,000	13,900
Weatherford International Ltd., 144A 11.00%, 12/1/24	174,000	118,755

(Cost $167,812)		152,672

Pipelines — 2.9%
Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.375%, 9/15/24	54,000	49,950
Blue Racer Midstream LLC / Blue Racer Finance Corp., 144A 6.125%, 11/15/22	29,000	28,920
Buckeye Partners LP 4.15%, 7/1/23	50,000	50,156
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.25%, 4/1/23	112,000	110,588
DCP Midstream Operating LP 3.875%, 3/15/23	73,000	74,140
5.375%, 7/15/25	60,000	64,608
EnLink Midstream Partners LP 4.40%, 4/1/24	50,000	46,406
4.15%, 6/1/25	50,000	44,630
EQM Midstream Partners LP 4.75%, 7/15/23	148,000	152,107
4.00%, 8/1/24	25,000	25,164
NGL Energy Partners LP / NGL Energy Finance Corp. 7.50%, 11/1/23	56,000	41,054
NuStar Logistics LP 4.80%, 9/1/20	24,000	24,000
Rockies Express Pipeline LLC, 144A 3.60%, 5/15/25	25,000	24,613
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 4.75%, 10/1/23, 144A	27,000	26,544
5.50%, 9/15/24, 144A	82,000	80,615

	Principal Amount	Value
Pipelines (Continued)
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.25%, 11/15/23	$81,000	$81,720
Western Midstream Operating LP 4.10%, 2/1/25	150,000	149,807

(Cost $990,663)		1,075,022

Financial — 10.8%
Banks — 1.8%
CIT Group, Inc. 5.00%, 8/15/22	220,000	230,492
5.00%, 8/1/23	159,000	168,647
Freedom Mortgage Corp., 144A 8.125%, 11/15/24	81,000	83,118
Intesa Sanpaolo SpA, 144A 5.017%, 6/26/24	165,000	178,035

(Cost $619,044)		660,292

Diversified Financial Services — 3.0%
Ally Financial, Inc. 7.50%, 9/15/20	25,000	25,047
Credit Acceptance Corp., 144A 5.125%, 12/31/24	25,000	25,810
Navient Corp. 5.00%, 10/26/20	27,000	27,096
5.875%, 3/25/21	48,000	48,855
6.625%, 7/26/21	52,000	53,430
Series MTN, 7.25%, 1/25/22	62,000	65,238
6.50%, 6/15/22	54,000	56,430
5.50%, 1/25/23	100,000	103,194
7.25%, 9/25/23	95,000	100,641
Series MTN, 6.125%, 3/25/24	45,000	47,165
5.875%, 10/25/24	41,000	42,281
OneMain Finance Corp. 7.75%, 10/1/21	35,000	36,742
6.125%, 5/15/22	79,000	83,197
5.625%, 3/15/23	72,000	76,545
6.125%, 3/15/24	107,000	116,151
6.875%, 3/15/25	103,000	115,553
8.875%, 6/1/25	50,000	56,468
Quicken Loans LLC, 144A 5.75%, 5/1/25	50,000	51,531

(Cost $1,057,050)		1,131,374

Insurance — 0.8%
Acrisure LLC / Acrisure Finance, Inc., 144A 8.125%, 2/15/24	117,000	123,698
Genworth Holdings, Inc. 7.625%, 9/24/21 (a)	58,000	59,468
Radian Group, Inc. 6.625%, 3/15/25	100,000	107,687

(Cost $274,314)		290,853

Real Estate — 0.7%
Howard Hughes Corp., 144A 5.375%, 3/15/25	83,000	84,279
Kennedy-Wilson, Inc. 5.875%, 4/1/24	95,000	96,276

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2020

	Principal Amount	Value
Real Estate (Continued)
Realogy Group LLC / Realogy Co.-Issuer Corp. 4.875%, 6/1/23, 144A	$42,000	$41,344
7.625%, 6/15/25, 144A	50,000	52,669

(Cost $266,291)		274,568

Real Estate Investment Trusts — 3.9%
CBL & Associates LP 5.25%, 12/1/23	35,000	14,263
Diversified Healthcare Trust 9.75%, 6/15/25	75,000	83,727
ESH Hospitality, Inc., 144A 5.25%, 5/1/25	100,000	101,648
iStar, Inc. 5.25%, 9/15/22	33,000	33,488
4.75%, 10/1/24	64,000	63,954
4.25%, 8/1/25	50,000	48,750
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A 5.25%, 3/15/22	41,000	40,718
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 144A 4.625%, 6/15/25	75,000	78,825
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 5.625%, 5/1/24	50,000	54,130
SBA Communications Corp. 4.00%, 10/1/22	40,000	40,359
4.875%, 9/1/24	60,000	61,707
Service Properties Trust 5.00%, 8/15/22	150,000	150,375
4.35%, 10/1/24	50,000	47,110
Starwood Property Trust, Inc. 3.625%, 2/1/21	75,000	75,178
5.00%, 12/15/21	55,000	55,974
4.75%, 3/15/25	50,000	48,307
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 7.125%, 12/15/24, 144A	50,000	48,219
7.875%, 2/15/25, 144A	187,000	197,931
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 6.00%, 4/15/23, 144A	46,000	46,582
8.25%, 10/15/23 (a)	92,000	90,850
VICI Properties LP / VICI Note Co., Inc., 144A 3.50%, 2/15/25	50,000	50,200
Washington Prime Group LP 6.45%, 8/15/24 (a)	52,000	27,306

(Cost $1,389,867)		1,459,601

Venture Capital — 0.6%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.25%, 2/1/22	79,000	80,064
6.75%, 2/1/24	50,000	51,682
4.75%, 9/15/24	85,000	87,896

(Cost $208,787)		219,642

	Principal Amount	Value
Industrial — 9.0%
Aerospace/Defense — 2.8%
Bombardier, Inc. 8.75%, 12/1/21, 144A	$50,000	$47,833
5.75%, 3/15/22, 144A	47,000	41,995
6.00%, 10/15/22, 144A	142,000	121,410
6.125%, 1/15/23, 144A	66,000	53,526
7.50%, 12/1/24, 144A	50,000	37,625
7.50%, 3/15/25, 144A	125,000	92,031
Howmet Aerospace, Inc. 5.87%, 2/23/22	37,000	39,259
5.125%, 10/1/24	104,000	111,612
6.875%, 5/1/25	100,000	113,781
Spirit AeroSystems, Inc., 144A 7.50%, 4/15/25	100,000	101,125
TransDigm, Inc. 6.50%, 7/15/24	100,000	100,744
6.50%, 5/15/25	50,000	50,500
Triumph Group, Inc. 8.875%, 6/1/24, 144A	50,000	52,906
6.25%, 9/15/24, 144A	44,000	35,947
7.75%, 8/15/25	50,000	29,875

(Cost $1,039,909)		1,030,169

Electrical Components & Equipment — 0.3%
WESCO Distribution, Inc., 144A 7.125%, 6/15/25 (Cost $121,320)	115,000	126,652

Electronics — 0.2%
Sensata Technologies BV 4.875%, 10/15/23, 144A	42,000	44,441
5.625%, 11/1/24, 144A	33,000	36,255

(Cost $79,122)		80,696

Engineering & Construction — 0.5%
AECOM 5.875%, 10/15/24	50,000	55,818
Brand Industrial Services, Inc., 144A 8.50%, 7/15/25	75,000	72,984
Fluor Corp. 3.50%, 12/15/24	50,000	38,937

(Cost $165,809)		167,739

Environmental Control — 0.6%
GFL Environmental, Inc., 144A 4.25%, 6/1/25	100,000	102,062
Stericycle, Inc., 144A 5.375%, 7/15/24	99,000	103,703

(Cost $201,998)		205,765

Machinery-Diversified — 0.2%
Maxim Crane Works Holdings Capital LLC, 144A 10.125%, 8/1/24	45,000	45,189
Welbilt, Inc. 9.50%, 2/15/24	35,000	35,635

(Cost $69,370)		80,824

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2020

	Principal Amount	Value
Miscellaneous Manufacturing — 0.1%
Hillenbrand, Inc. 5.75%, 6/15/25 (Cost $51,829)	$50,000	$53,682

Packaging & Containers — 3.1%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144A 6.00%, 2/15/25	188,000	196,272
Ball Corp. 5.00%, 3/15/22	62,000	65,948
4.00%, 11/15/23	83,000	88,395
5.25%, 7/1/25	75,000	85,152
Berry Global, Inc. 5.125%, 7/15/23	50,000	50,687
Crown Americas LLC / Crown Americas Capital Corp. IV 4.50%, 1/15/23	83,000	87,408
Flex Acquisition Co., Inc., 144A 6.875%, 1/15/25	52,000	53,166
Graphic Packaging International LLC 4.75%, 4/15/21	35,000	35,525
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/24, 144A	123,000	125,025
7.25%, 4/15/25, 144A	112,000	109,027
Owens-Brockway Glass Container, Inc., 144A 5.875%, 8/15/23	58,000	61,849
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 144A 5.125%, 7/15/23	85,000	86,356
Sealed Air Corp. 4.875%, 12/1/22, 144A	79,000	83,623
5.125%, 12/1/24, 144A	35,000	38,609

(Cost $1,115,685)		1,167,042

Transportation — 1.0%
Kenan Advantage Group, Inc., 144A 7.875%, 7/31/23 (a)	34,000	32,502
XPO Logistics, Inc. 6.50%, 6/15/22, 144A	200,000	201,060
6.75%, 8/15/24, 144A	130,000	138,561

(Cost $364,003)		372,123

Trucking & Leasing — 0.2%
Fortress Transportation and Infrastructure Investors LLC, 144A 6.75%, 3/15/22 (Cost $57,432)	58,000	57,713

Technology — 3.5%
Computers — 1.2%
Dell International LLC / EMC Corp., 144A 5.875%, 6/15/21	56,000	56,053
Dell, Inc. 4.625%, 4/1/21	33,000	33,491
Diebold Nixdorf, Inc. 8.50%, 4/15/24 (a)	33,000	31,660
9.375%, 7/15/25, 144A	50,000	54,000

	Principal Amount	Value
Computers (Continued)
EMC Corp. 3.375%, 6/1/23	$83,000	$85,956
NCR Corp., 144A 8.125%, 4/15/25	40,000	44,848
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 144A 6.75%, 6/1/25	100,000	102,062
Vericast Corp., 144A 8.375%, 8/15/22	66,000	54,218

(Cost $453,521)		462,288

Office/Business Equipment — 0.9%
CDW LLC / CDW Finance Corp. 5.50%, 12/1/24	48,000	53,165
Xerox Corp. 4.50%, 5/15/21	88,000	89,937
4.125%, 3/15/23	83,000	85,448
Xerox Holdings Corp., 144A 5.00%, 8/15/25	100,000	101,187

(Cost $324,144)		329,737

Software — 1.4%
CDK Global, Inc. 5.00%, 10/15/24	42,000	47,602
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A 5.75%, 3/1/25	110,000	111,787
PTC, Inc., 144A 3.625%, 2/15/25	42,000	43,260
Solera LLC / Solera Finance, Inc., 144A 10.50%, 3/1/24	166,000	174,300
Veritas US, Inc. / Veritas Bermuda Ltd. 7.50%, 2/1/23, 144A (a)	90,000	90,441
10.50%, 2/1/24, 144A (a)	50,000	50,120

(Cost $486,707)		517,510

Utilities — 1.0%
Electric — 0.7%
NextEra Energy Operating Partners LP 4.25%, 7/15/24, 144A	58,000	62,009
4.25%, 9/15/24, 144A	50,000	53,312
Talen Energy Supply LLC 6.50%, 6/1/25	50,000	34,995
TransAlta Corp. 4.50%, 11/15/22	90,000	92,419

(Cost $234,785)		242,735

Gas — 0.3%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.625%, 5/20/24	56,000	61,313
5.50%, 5/20/25	50,000	55,031

(Cost $111,688)		116,344

TOTAL CORPORATE BONDS (Cost $34,500,091)		36,039,490

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

August 31, 2020

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 4.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04% (b)(c) (Cost $1,815,630)	1,815,630	$1,815,630

CASH EQUIVALENTS — 4.5%
DWS Government Money Market Series “Institutional Shares”, 0.06% (b) (Cost $1,670,002)	1,670,002	1,670,002

TOTAL INVESTMENTS — 106.1% (Cost $37,985,723)		$39,525,122
Other assets and liabilities, net — (6.1%)		(2,265,397)

NET ASSETS — 100.0%		$37,259,725

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2020 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2020	Value ($) at 8/31/2020
SECURITIES LENDING COLLATERAL — 4.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04% (b)(c)
1,835,191	—	(19,561	)(d)	—	—	12,551	—	1,815,630	1,815,630

CASH EQUIVALENTS — 4.5%
DWS Government Money Market Series “Institutional Shares”, 0.06% (b)
311,842	21,393,112	(20,034,952)		—	—	5,751	—	1,670,002	1,670,002

2,147,033	21,393,112	(20,054,513)		—	—	18,302	—	3,485,632	3,485,632

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2020 amounted to $1,955,484, which is 5.2% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $219,713.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2020.

MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (e)	$—	$36,039,490	$—	$36,039,490
Short-Term Investments (e)	3,485,632	—	—	3,485,632

TOTAL	$3,485,632	$36,039,490	$—	$39,525,122

(e)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF

August 31, 2020

	Principal Amount	Value
CORPORATE BONDS — 98.4%
Basic Materials — 4.5%
Chemicals — 2.0%
Ashland LLC 4.75%, 8/15/22	$2,235,000	$2,348,147
Avient Corp. 5.25%, 3/15/23	3,136,000	3,409,381
5.75%, 5/15/25, 144A	3,415,000	3,632,706
Axalta Coating Systems LLC, 144A 4.875%, 8/15/24	2,838,000	2,914,583
Blue Cube Spinco LLC 9.75%, 10/15/23	3,896,000	4,033,198
10.00%, 10/15/25	2,975,000	3,158,572
CF Industries, Inc. 3.45%, 6/1/23	4,279,000	4,462,248
Chemours Co. 6.625%, 5/15/23	4,650,000	4,681,783
7.00%, 5/15/25 (a)	4,395,000	4,487,295
5.375%, 5/15/27	2,788,000	2,810,457
Consolidated Energy Finance SA 6.875%, 6/15/25, 144A	3,485,000	3,234,481
6.50%, 5/15/26, 144A (a)	1,787,000	1,583,389
Element Solutions, Inc. 5.875%, 12/1/25, 144A	4,650,000	4,841,813
3.875%, 9/1/28, 144A	4,500,000	4,604,400
Hexion, Inc., 144A 7.875%, 7/15/27 (a)	2,283,000	2,294,483
INEOS Group Holdings SA, 144A 5.625%, 8/1/24	3,140,000	3,187,979
Methanex Corp. 5.25%, 12/15/29	3,815,000	3,849,240
Nouryon Holding BV, 144A 8.00%, 10/1/26 (a)	3,684,000	3,957,887
NOVA Chemicals Corp. 5.25%, 8/1/23, 144A	2,665,000	2,673,301
4.875%, 6/1/24, 144A	5,712,000	5,683,469
5.00%, 5/1/25, 144A	2,629,000	2,635,849
5.25%, 6/1/27, 144A	6,174,000	5,981,062
OCI NV 6.625%, 4/15/23, 144A	3,980,000	4,149,150
5.25%, 11/1/24, 144A	3,560,000	3,671,250
Olin Corp. 9.50%, 6/1/25, 144A	2,853,000	3,306,356
5.125%, 9/15/27	2,903,000	2,882,403
5.625%, 8/1/29	4,271,000	4,276,360
5.00%, 2/1/30	3,074,000	2,973,526
SPCM SA, 144A 4.875%, 9/15/25	2,801,000	2,918,320
Tronox, Inc. 6.50%, 5/1/25, 144A	2,579,000	2,770,813
6.50%, 4/15/26, 144A (a)	3,257,000	3,359,715
Valvoline, Inc. 4.375%, 8/15/25	2,121,000	2,208,693
4.25%, 2/15/30, 144A	3,794,000	4,032,074
WR Grace & Co.-Conn, 144A 4.875%, 6/15/27	4,018,000	4,218,759

(Cost $119,793,029)		121,233,142

	Principal Amount	Value
Forest Products & Paper — 0.0%
Mercer International, Inc. 7.375%, 1/15/25 (Cost $3,253,725)	$3,140,000	$3,234,200

Iron/Steel — 0.7%
Allegheny Technologies, Inc. 7.875%, 8/15/23	2,580,000	2,717,527
ArcelorMittal SA 3.60%, 7/16/24	3,965,000	4,166,660
6.125%, 6/1/25	2,630,000	3,039,709
4.55%, 3/11/26	3,973,000	4,356,705
4.25%, 7/16/29	3,101,000	3,324,257
Cleveland-Cliffs, Inc. 4.875%, 1/15/24, 144A	2,358,000	2,325,330
9.875%, 10/17/25, 144A	5,102,000	5,634,292
6.75%, 3/15/26, 144A	4,848,000	4,957,080
5.875%, 6/1/27	3,164,000	2,906,925
United States Steel Corp. 12.00%, 6/1/25, 144A	5,952,000	6,318,107
6.875%, 8/15/25 (a)	3,968,000	2,916,500
6.25%, 3/15/26 (a)	3,647,000	2,442,451

(Cost $44,672,886)		45,105,543

Mining — 1.8%
Alcoa Nederland Holding BV 6.75%, 9/30/24, 144A	4,900,000	5,077,649
7.00%, 9/30/26, 144A	2,856,000	3,062,532
5.50%, 12/15/27, 144A	4,680,000	5,045,134
6.125%, 5/15/28, 144A	2,143,000	2,319,187
Arconic Corp. 6.00%, 5/15/25, 144A	4,216,000	4,476,865
6.125%, 2/15/28, 144A	3,505,000	3,707,677
Constellium SE 5.75%, 5/15/24, 144A	1,960,000	2,006,344
6.625%, 3/1/25, 144A	3,989,000	4,118,244
5.875%, 2/15/26, 144A	2,598,000	2,667,483
FMG Resources August 2006 Pty Ltd. 4.75%, 5/15/22, 144A	4,873,000	5,048,306
5.125%, 3/15/23, 144A	2,782,000	2,933,925
5.125%, 5/15/24, 144A (a)	3,930,000	4,254,638
4.50%, 9/15/27, 144A	3,303,000	3,572,822
Freeport-McMoRan, Inc. 3.55%, 3/1/22	963,000	988,929
3.875%, 3/15/23	1,042,000	1,080,950
4.55%, 11/14/24	3,845,000	4,156,003
5.00%, 9/1/27	5,251,000	5,561,570
4.125%, 3/1/28	4,533,000	4,747,569
4.375%, 8/1/28	4,364,000	4,601,292
5.25%, 9/1/29 (a)	3,598,000	3,945,891
4.25%, 3/1/30	3,580,000	3,764,585
4.625%, 8/1/30 (a)	5,063,000	5,420,017
Hudbay Minerals, Inc. 7.25%, 1/15/23, 144A	2,122,000	2,156,260
7.625%, 1/15/25, 144A	2,979,000	3,096,492
Joseph T Ryerson & Son, Inc., 144A 8.50%, 8/1/28	3,006,000	3,291,570
Novelis Corp. 5.875%, 9/30/26, 144A	8,406,000	8,793,096
4.75%, 1/30/30, 144A	9,129,000	9,270,363

(Cost $107,633,844)		109,165,393

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2020

	Principal Amount	Value
Communications — 19.2%
Advertising — 0.5%
Lamar Media Corp. 5.00%, 5/1/23	$1,675,000	$1,699,061
5.75%, 2/1/26	3,895,000	4,068,620
3.75%, 2/15/28, 144A	3,366,000	3,372,311
4.875%, 1/15/29, 144A (a)	1,593,000	1,666,676
4.00%, 2/15/30, 144A	3,649,000	3,735,664
Outfront Media Capital LLC / Outfront Media Capital Corp. 5.625%, 2/15/24	2,648,000	2,694,618
6.25%, 6/15/25, 144A	3,046,000	3,183,070
5.00%, 8/15/27, 144A	3,568,000	3,510,520
4.625%, 3/15/30, 144A	2,437,000	2,360,844
Terrier Media Buyer, Inc., 144A 8.875%, 12/15/27	5,740,000	5,953,384

(Cost $32,244,561)		32,244,768

Internet — 2.0%
Match Group Holdings II LLC 5.00%, 12/15/27, 144A	2,788,000	2,982,630
4.625%, 6/1/28, 144A	2,677,000	2,825,319
4.125%, 8/1/30, 144A	2,588,000	2,715,381
Netflix, Inc. 5.50%, 2/15/22	3,723,000	3,927,765
5.75%, 3/1/24	2,425,000	2,741,923
5.875%, 2/15/25	4,189,000	4,849,207
3.625%, 6/15/25, 144A	2,465,000	2,606,491
4.375%, 11/15/26	5,745,000	6,405,215
4.875%, 4/15/28	9,052,000	10,492,445
5.875%, 11/15/28	11,332,000	13,901,928
6.375%, 5/15/29	3,960,000	5,004,450
5.375%, 11/15/29, 144A	4,975,000	5,988,656
4.875%, 6/15/30, 144A	5,717,000	6,614,569
NortonLifeLock, Inc. 3.95%, 6/15/22	2,241,000	2,319,458
5.00%, 4/15/25, 144A	6,115,000	6,275,519
Photo Holdings Merger Sub, Inc., 144A 8.50%, 10/1/26	4,448,000	4,095,630
Twitter, Inc., 144A 3.875%, 12/15/27	3,919,000	4,145,126
Uber Technologies, Inc. 7.50%, 11/1/23, 144A	3,096,000	3,217,905
7.50%, 5/15/25, 144A	5,588,000	5,872,988
8.00%, 11/1/26, 144A	8,449,000	8,960,925
7.50%, 9/15/27, 144A	6,776,000	7,112,089
VeriSign, Inc. 4.625%, 5/1/23	4,235,000	4,292,808
5.25%, 4/1/25	2,602,000	2,921,018
4.75%, 7/15/27	3,244,000	3,462,046

(Cost $120,131,161)		123,731,491

Media — 9.3%
Altice Financing SA 7.50%, 5/15/26, 144A	14,826,000	15,840,654
5.00%, 1/15/28, 144A	7,067,000	7,268,586
AMC Networks, Inc. 4.75%, 12/15/22	1,834,000	1,842,666

	Principal Amount	Value
Media (Continued)
5.00%, 4/1/24	$5,417,000	$5,528,726
4.75%, 8/1/25	4,794,000	4,969,005
CCO Holdings LLC / CCO Holdings Capital Corp. 4.00%, 3/1/23, 144A	2,873,000	2,921,453
5.375%, 5/1/25, 144A	3,642,000	3,753,536
5.75%, 2/15/26, 144A	14,827,000	15,558,119
5.50%, 5/1/26, 144A	8,811,000	9,219,874
5.125%, 5/1/27, 144A	17,837,000	19,020,574
5.875%, 5/1/27, 144A	4,500,000	4,735,125
5.00%, 2/1/28, 144A	13,673,000	14,472,871
5.375%, 6/1/29, 144A	8,396,000	9,224,181
4.75%, 3/1/30, 144A	17,100,000	18,392,760
4.50%, 8/15/30, 144A	14,611,000	15,524,261
4.25%, 2/1/31, 144A	17,492,000	18,320,329
4.50%, 5/1/32, 144A	7,923,000	8,407,412
Cengage Learning, Inc., 144A 9.50%, 6/15/24	3,546,000	2,388,745
Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/24	10,642,000	10,456,882
5.125%, 8/15/27, 144A	6,824,000	6,902,817
CSC Holdings LLC 6.75%, 11/15/21	5,447,000	5,734,683
5.875%, 9/15/22	4,069,000	4,322,194
5.25%, 6/1/24	4,209,000	4,566,344
5.50%, 5/15/26, 144A	8,083,000	8,488,847
5.50%, 4/15/27, 144A	6,861,000	7,323,843
5.375%, 2/1/28, 144A	5,732,000	6,129,686
7.50%, 4/1/28, 144A	6,077,000	6,829,849
6.50%, 2/1/29, 144A	9,479,000	10,681,648
5.75%, 1/15/30, 144A	12,599,000	13,748,722
4.125%, 12/1/30, 144A	6,498,000	6,751,422
4.625%, 12/1/30, 144A	12,658,000	12,989,450
3.375%, 2/15/31, 144A	5,616,000	5,553,775
Diamond Sports Group LLC / Diamond Sports Finance Co. 5.375%, 8/15/26, 144A	16,628,000	13,009,997
6.625%, 8/15/27, 144A	9,765,000	5,505,019
DISH DBS Corp. 5.875%, 7/15/22	11,672,000	12,267,272
5.00%, 3/15/23	8,230,000	8,528,338
5.875%, 11/15/24	10,034,000	10,620,362
7.75%, 7/1/26	11,195,000	12,832,437
7.375%, 7/1/28, 144A	6,293,000	6,684,267
Entercom Media Corp. 7.25%, 11/1/24, 144A (a)	2,422,000	1,946,428
6.50%, 5/1/27, 144A	2,252,000	1,927,847
Gray Television, Inc. 5.125%, 10/15/24, 144A	3,017,000	3,092,108
5.875%, 7/15/26, 144A	4,300,000	4,469,850
7.00%, 5/15/27, 144A	3,885,000	4,225,132
iHeartCommunications, Inc. 6.375%, 5/1/26	4,588,215	4,804,962
8.375%, 5/1/27	8,118,141	8,234,352
5.25%, 8/15/27, 144A	4,203,000	4,189,088
4.75%, 1/15/28, 144A	2,647,000	2,531,564

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2020

	Principal Amount	Value
Media (Continued)
LCPR Senior Secured Financing DAC, 144A 6.75%, 10/15/27	$6,488,000	$6,966,490
Meredith Corp. 6.875%, 2/1/26	7,128,000	6,207,152
Nexstar Broadcasting, Inc. 5.625%, 8/1/24, 144A	5,113,000	5,258,951
5.625%, 7/15/27, 144A	10,157,000	10,731,531
Quebecor Media, Inc. 5.75%, 1/15/23	5,515,000	5,929,204
Sinclair Television Group, Inc. 5.625%, 8/1/24, 144A	3,294,000	3,302,251
5.125%, 2/15/27, 144A	2,644,000	2,577,900
5.50%, 3/1/30, 144A	2,800,000	2,740,892
Sirius XM Radio, Inc. 3.875%, 8/1/22, 144A	4,869,000	4,917,690
4.625%, 7/15/24, 144A	7,893,000	8,198,854
5.375%, 7/15/26, 144A	6,355,000	6,668,333
5.00%, 8/1/27, 144A	8,772,000	9,317,136
5.50%, 7/1/29, 144A	6,770,000	7,450,182
4.125%, 7/1/30, 144A	8,551,000	9,011,471
TEGNA, Inc. 4.625%, 3/15/28, 144A	5,522,000	5,591,025
5.00%, 9/15/29, 144A	6,366,000	6,409,289
Telenet Finance Luxembourg Notes SARL, 144A 5.50%, 3/1/28	4,800,000	5,126,400
Univision Communications, Inc. 5.125%, 2/15/25, 144A	8,139,000	8,210,216
6.625%, 6/1/27, 144A	8,194,000	8,235,626
UPC Holding BV, 144A 5.50%, 1/15/28	3,037,000	3,177,173
Videotron Ltd. 5.00%, 7/15/22	4,160,000	4,381,832
5.375%, 6/15/24, 144A	2,742,000	2,993,496
5.125%, 4/15/27, 144A	4,229,000	4,484,453
Virgin Media Finance PLC, 144A 5.00%, 7/15/30	4,913,000	5,066,900
Virgin Media Secured Finance PLC 5.50%, 8/15/26, 144A	4,985,000	5,265,406
5.50%, 5/15/29, 144A	8,029,000	8,694,122
4.50%, 8/15/30, 144A	3,979,000	4,181,929
Ziggo Bond Co. BV 6.00%, 1/15/27, 144A	3,547,000	3,743,522
5.125%, 2/28/30, 144A	2,856,000	3,030,930
Ziggo BV 5.50%, 1/15/27, 144A	10,121,000	10,655,945
4.875%, 1/15/30, 144A	3,830,000	4,071,252

(Cost $575,815,862)		575,335,615

Telecommunications — 7.4%
Altice France Holding SA 10.50%, 5/15/27, 144A	9,304,000	10,682,155
6.00%, 2/15/28, 144A	6,846,000	6,858,699
Altice France SA 7.375%, 5/1/26, 144A	28,693,000	30,492,051
8.125%, 2/1/27, 144A	10,030,000	11,194,934

	Principal Amount	Value
Telecommunications (Continued)
5.50%, 1/15/28, 144A	$5,958,000	$6,267,071
C&W Senior Financing DAC 7.50%, 10/15/26, 144A	2,607,000	2,790,546
6.875%, 9/15/27, 144A	6,830,000	7,169,280
CenturyLink, Inc. Series T, 5.80%, 3/15/22	8,014,000	8,389,256
Series W, 6.75%, 12/1/23	3,830,000	4,251,338
Series Y, 7.50%, 4/1/24	5,769,000	6,547,815
5.625%, 4/1/25	2,498,000	2,700,963
5.125%, 12/15/26, 144A	7,434,000	7,720,060
4.00%, 2/15/27, 144A	7,004,000	7,122,087
Cincinnati Bell, Inc., 144A 7.00%, 7/15/24	3,668,000	3,803,221
CommScope Technologies LLC 6.00%, 6/15/25, 144A	7,379,000	7,574,986
5.00%, 3/15/27, 144A	3,816,000	3,797,321
CommScope, Inc. 5.50%, 3/1/24, 144A	6,668,000	6,893,812
6.00%, 3/1/26, 144A	8,212,000	8,736,049
8.25%, 3/1/27, 144A (a)	5,786,000	6,263,027
7.125%, 7/1/28, 144A	4,828,000	5,159,112
Connect Finco SARL / Connect US Finco LLC, 144A 6.75%, 10/1/26	11,656,000	12,045,893
Consolidated Communications, Inc. 6.50%, 10/1/22 (a)	2,406,000	2,359,384
DKT Finance ApS, 144A 9.375%, 6/17/23	2,276,000	2,301,605
Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc., 144A 9.875%, 5/1/24	5,051,000	5,265,668
GTT Communications, Inc., 144A 7.875%, 12/31/24	3,289,000	1,249,458
Hughes Satellite Systems Corp. 5.25%, 8/1/26	3,916,000	4,292,171
6.625%, 8/1/26	4,187,000	4,756,683
Intrado Corp., 144A 8.50%, 10/15/25	6,507,000	5,781,063
Level 3 Financing, Inc. 5.375%, 1/15/24	6,330,000	6,424,285
5.375%, 5/1/25	2,650,000	2,735,595
5.25%, 3/15/26	5,573,000	5,817,376
4.625%, 9/15/27, 144A	5,922,000	6,213,925
4.25%, 7/1/28, 144A	7,208,000	7,426,042
3.625%, 1/15/29, 144A	3,800,000	3,821,755
Metropolitan Light Co. Ltd., 144A 5.50%, 11/21/22	3,051,000	3,122,749
Nokia OYJ 3.375%, 6/12/22	3,079,000	3,180,961
4.375%, 6/12/27	2,697,000	2,956,923
Qwest Corp. 6.75%, 12/1/21	5,361,000	5,683,390
Sable International Finance Ltd., 144A 5.75%, 9/7/27	3,207,000	3,390,312
Sprint Communications, Inc. 11.50%, 11/15/21	5,682,000	6,328,328
6.00%, 11/15/22	13,633,000	14,808,846

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2020

	Principal Amount	Value
Telecommunications (Continued)
Sprint Corp. 7.25%, 9/15/21	$12,807,000	$13,528,675
7.875%, 9/15/23	24,095,000	28,055,616
7.125%, 6/15/24	13,573,000	15,791,778
7.625%, 2/15/25	8,014,000	9,611,791
7.625%, 3/1/26	8,521,000	10,492,163
Telecom Italia SpA, 144A 5.303%, 5/30/24	8,401,000	9,287,180
Telefonaktiebolaget LM Ericsson 4.125%, 5/15/22	5,930,000	6,231,333
T-Mobile USA, Inc. 4.00%, 4/15/22	1,983,000	2,063,321
6.00%, 3/1/23	4,887,000	4,899,218
6.00%, 4/15/24	6,637,000	6,775,581
6.375%, 3/1/25	6,428,000	6,564,595
5.125%, 4/15/25	3,721,000	3,826,081
6.50%, 1/15/26	10,542,000	11,049,334
4.50%, 2/1/26	6,962,000	7,192,512
5.375%, 4/15/27	3,605,000	3,894,860
4.75%, 2/1/28	8,105,000	8,743,269
VEON Holdings BV 7.504%, 3/1/22, 144A	2,243,000	2,427,677
5.95%, 2/13/23, 144A	2,592,000	2,833,380
7.25%, 4/26/23, 144A	3,403,000	3,789,441
4.95%, 6/16/24, 144A	2,602,000	2,822,012
4.00%, 4/9/25, 144A	6,455,000	6,723,302
ViaSat, Inc. 5.625%, 9/15/25, 144A	3,934,000	3,953,690
5.625%, 4/15/27, 144A	3,584,000	3,807,337
6.50%, 7/15/28, 144A	2,136,000	2,214,060
Windstream Escrow LLC / Windstream Escrow Finance Corp., 144A 7.75%, 8/15/28	7,800,000	7,829,250
Zayo Group Holdings, Inc. 4.00%, 3/1/27, 144A	8,568,000	8,482,791
6.125%, 3/1/28, 144A	5,739,000	5,936,536

(Cost $457,153,098)		463,202,978

Consumer, Cyclical — 20.1%
Airlines — 0.7%
American Airlines Group, Inc. 5.00%, 6/1/22, 144A	4,684,000	3,035,419
3.75%, 3/1/25, 144A	3,599,000	1,724,713
American Airlines, Inc., 144A 11.75%, 7/15/25	12,982,000	12,488,749
Delta Air Lines, Inc. 3.625%, 3/15/22	4,929,000	4,901,974
3.80%, 4/19/23	3,471,000	3,336,901
2.90%, 10/28/24	5,043,000	4,633,661
7.375%, 1/15/26	7,005,000	7,299,279
4.375%, 4/19/28	2,660,000	2,492,312
3.75%, 10/28/29	3,362,000	3,003,787
United Airlines Holdings, Inc. 4.25%, 10/1/22 (a)	2,114,000	1,958,758

(Cost $43,724,821)		44,875,553

	Principal Amount	Value
Apparel — 0.5%
Hanesbrands, Inc. 4.625%, 5/15/24, 144A	$5,576,000	$5,869,325
5.375%, 5/15/25, 144A	3,957,000	4,225,087
4.875%, 5/15/26, 144A	4,929,000	5,375,592
Levi Strauss & Co. 5.00%, 5/1/25	5,392,000	5,532,974
Michael Kors USA, Inc., 144A 4.25%, 11/1/24	2,330,000	2,248,450
Under Armour, Inc. 3.25%, 6/15/26 (a)	3,582,000	3,367,080
William Carter Co. 5.50%, 5/15/25, 144A	2,889,000	3,101,717
5.625%, 3/15/27, 144A	3,114,000	3,278,746

(Cost $32,311,180)		32,998,971

Auto Manufacturers — 4.2%
Allison Transmission, Inc. 5.00%, 10/1/24, 144A	5,603,000	5,662,616
4.75%, 10/1/27, 144A	2,388,000	2,503,961
5.875%, 6/1/29, 144A	2,941,000	3,224,409
Fiat Chrysler Automobiles NV 5.25%, 4/15/23	8,191,000	8,697,818
Ford Motor Co. 8.50%, 4/21/23	18,744,000	20,749,608
9.00%, 4/22/25	19,873,000	23,282,213
4.346%, 12/8/26	8,123,000	8,155,005
9.625%, 4/22/30	5,787,000	7,594,743
Ford Motor Credit Co. LLC 5.596%, 1/7/22	7,523,000	7,748,464
3.219%, 1/9/22	4,850,000	4,843,404
3.339%, 3/28/22	4,601,000	4,628,836
2.979%, 8/3/22	4,683,000	4,668,366
4.25%, 9/20/22	5,636,000	5,734,010
Series MTN, 3.55%, 10/7/22	3,594,000	3,608,376
3.35%, 11/1/22	7,178,000	7,177,210
3.087%, 1/9/23	8,433,000	8,399,184
4.14%, 2/15/23	6,659,000	6,823,477
3.096%, 5/4/23	6,005,000	5,983,982
4.375%, 8/6/23	5,593,000	5,773,095
3.37%, 11/17/23	1,500,000	1,510,627
3.81%, 1/9/24	6,460,000	6,496,338
5.584%, 3/18/24	8,012,000	8,552,810
3.664%, 9/8/24	4,734,000	4,720,674
4.063%, 11/1/24	7,821,000	7,947,661
4.687%, 6/9/25	5,102,000	5,254,499
5.125%, 6/16/25	8,412,000	8,851,443
4.134%, 8/4/25	7,778,000	7,817,668
Series GMTN, 4.389%, 1/8/26	7,231,000	7,366,437
4.542%, 8/1/26	4,883,000	4,989,816
4.271%, 1/9/27	4,615,000	4,661,150
4.125%, 8/17/27	5,800,000	5,795,273
3.815%, 11/2/27	4,933,000	4,834,340
5.113%, 5/3/29	8,627,000	9,129,523
Jaguar Land Rover Automotive PLC 5.625%, 2/1/23, 144A (a)	2,842,000	2,751,383
4.50%, 10/1/27, 144A (a)	2,911,000	2,453,696
Navistar International Corp. 9.50%, 5/1/25, 144A	3,359,000	3,837,658
6.625%, 11/1/25, 144A	6,277,000	6,423,285

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2020

	Principal Amount	Value
Auto Manufacturers (Continued)
Tesla, Inc., 144A 5.30%, 8/15/25	$9,357,000	$9,732,496

(Cost $245,192,522)		258,385,554

Auto Parts & Equipment — 1.3%
Adient Global Holdings Ltd., 144A 4.875%, 8/15/26	5,099,000	4,789,873
Adient US LLC, 144A 9.00%, 4/15/25	3,374,000	3,751,466
American Axle & Manufacturing, Inc. 6.25%, 4/1/25 (a)	3,991,000	4,124,519
6.25%, 3/15/26	2,195,000	2,245,019
6.50%, 4/1/27	2,728,000	2,808,135
6.875%, 7/1/28	2,306,000	2,406,034
Clarios Global LP, 144A 6.75%, 5/15/25	3,168,000	3,399,391
Clarios Global LP / Clarios US Finance Co. 6.25%, 5/15/26, 144A	6,171,000	6,556,687
8.50%, 5/15/27, 144A	10,352,000	11,008,705
Dana, Inc. 5.50%, 12/15/24	2,343,000	2,398,400
5.375%, 11/15/27	1,582,000	1,665,055
5.625%, 6/15/28	2,709,000	2,855,652
Goodyear Tire & Rubber Co. 5.125%, 11/15/23	5,696,000	5,720,977
9.50%, 5/31/25	4,863,000	5,468,905
5.00%, 5/31/26	4,625,000	4,648,125
4.875%, 3/15/27 (a)	3,923,000	3,928,002
Meritor, Inc. 6.25%, 2/15/24	2,719,000	2,766,868
Tenneco, Inc. 5.00%, 7/15/26	2,411,000	1,773,664
ZF North America Capital, Inc. 4.50%, 4/29/22, 144A	3,185,000	3,306,428
4.75%, 4/29/25, 144A	6,177,000	6,544,532

(Cost $80,859,662)		82,166,437

Distribution/Wholesale — 0.6%
American Builders & Contractors Supply Co., Inc. 5.875%, 5/15/26, 144A	3,443,000	3,614,513
4.00%, 1/15/28, 144A	3,836,000	3,954,187
Core & Main LP, 144A 6.125%, 8/15/25	4,223,000	4,350,070
HD Supply, Inc., 144A 5.375%, 10/15/26	3,840,000	4,048,858
KAR Auction Services, Inc., 144A 5.125%, 6/1/25	5,199,000	5,244,491
Performance Food Group, Inc., 144A 5.50%, 10/15/27	5,954,000	6,217,941
Wolverine Escrow LLC 8.50%, 11/15/24, 144A	3,737,000	2,896,175
9.00%, 11/15/26, 144A	4,521,000	3,492,472
13.125%, 11/15/27, 144A	3,366,000	2,347,785

(Cost $37,444,007)		36,166,492

	Principal Amount	Value
Entertainment — 2.8%
AMC Entertainment Holdings, Inc., 144A 10.50%, 4/15/25	$2,470,000	$2,179,775
Caesars Entertainment, Inc. 6.25%, 7/1/25, 144A	18,838,000	19,991,733
8.125%, 7/1/27, 144A	10,749,000	11,407,967
Caesars Resort Collection LLC / CRC Finco, Inc. 5.75%, 7/1/25, 144A	5,820,000	6,103,725
5.25%, 10/15/25, 144A	8,918,000	8,549,553
Cedar Fair LP 5.25%, 7/15/29	2,698,000	2,619,245
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op 5.50%, 5/1/25, 144A	5,780,000	5,975,075
5.375%, 4/15/27	2,976,000	2,969,468
Churchill Downs, Inc. 5.50%, 4/1/27, 144A	3,794,000	3,992,483
4.75%, 1/15/28, 144A	2,759,000	2,820,567
Cinemark USA, Inc. 5.125%, 12/15/22	2,188,000	2,056,720
4.875%, 6/1/23	4,181,000	3,856,554
Cirsa Finance International SARL, 144A 7.875%, 12/20/23	2,773,000	2,523,430
International Game Technology PLC 6.25%, 2/15/22, 144A	5,627,000	5,794,094
6.50%, 2/15/25, 144A	6,118,000	6,672,383
6.25%, 1/15/27, 144A	4,332,000	4,756,601
5.25%, 1/15/29, 144A	4,053,000	4,160,830
Lions Gate Capital Holdings LLC 6.375%, 2/1/24, 144A	3,116,000	3,195,816
5.875%, 11/1/24, 144A	3,519,000	3,558,219
Live Nation Entertainment, Inc. 4.875%, 11/1/24, 144A	2,887,000	2,843,262
6.50%, 5/15/27, 144A	6,366,000	6,947,089
4.75%, 10/15/27, 144A	5,777,000	5,464,667
Merlin Entertainments Ltd., 144A 5.75%, 6/15/26	2,186,000	2,106,342
Scientific Games International, Inc. 8.625%, 7/1/25, 144A	3,248,000	3,391,984
5.00%, 10/15/25, 144A	6,640,000	6,572,106
8.25%, 3/15/26, 144A	6,696,000	6,874,817
7.00%, 5/15/28, 144A	3,736,000	3,668,416
7.25%, 11/15/29, 144A	2,589,000	2,561,013
Six Flags Entertainment Corp. 4.875%, 7/31/24, 144A	5,653,000	5,490,929
5.50%, 4/15/27, 144A (a)	2,524,000	2,464,055
Six Flags Theme Parks, Inc., 144A 7.00%, 7/1/25 (a)	4,382,000	4,750,943
Stars Group Holdings BV / Stars Group US Co.-Borrower LLC, 144A 7.00%, 7/15/26	5,174,000	5,507,076
WMG Acquisition Corp. 3.875%, 7/15/30, 144A	2,761,000	2,889,676
3.00%, 2/15/31, 144A	3,230,000	3,221,893

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2020

	Principal Amount	Value
Entertainment (Continued)
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.75%, 4/15/25, 144A (a)	$4,197,000	$4,411,949
5.125%, 10/1/29, 144A	4,189,000	4,089,511

(Cost $175,920,930)		176,439,966

Food Service — 0.4%
Aramark Services, Inc. 5.00%, 4/1/25, 144A	3,287,000	3,329,780
6.375%, 5/1/25, 144A	8,828,000	9,258,365
4.75%, 6/1/26	2,713,000	2,705,119
5.00%, 2/1/28, 144A (a)	6,423,000	6,401,451

(Cost $21,818,462)		21,694,715

Home Builders — 1.2%
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp. 6.25%, 9/15/27, 144A	3,447,000	3,498,067
4.875%, 2/15/30, 144A	2,586,000	2,425,177
KB Home 7.00%, 12/15/21	2,466,000	2,595,157
Lennar Corp. 4.125%, 1/15/22	3,632,000	3,721,438
4.75%, 11/15/22	3,132,000	3,295,569
4.875%, 12/15/23	1,595,000	1,714,625
4.50%, 4/30/24	3,346,000	3,596,967
5.875%, 11/15/24	2,976,000	3,336,527
4.75%, 5/30/25	2,428,000	2,664,985
4.75%, 11/29/27	5,571,000	6,357,904
Mattamy Group Corp. 5.25%, 12/15/27, 144A	2,215,000	2,321,597
4.625%, 3/1/30, 144A	3,266,000	3,345,102
Meritage Homes Corp. 6.00%, 6/1/25	2,286,000	2,597,708
PulteGroup, Inc. 5.50%, 3/1/26	4,038,000	4,615,050
5.00%, 1/15/27	3,098,000	3,539,465
Taylor Morrison Communities, Inc. 5.875%, 6/15/27, 144A	2,579,000	2,894,360
5.75%, 1/15/28, 144A	2,483,000	2,794,194
5.125%, 8/1/30, 144A	3,059,000	3,329,569
Toll Brothers Finance Corp. 5.875%, 2/15/22	2,138,000	2,235,546
4.375%, 4/15/23	3,506,000	3,685,314
4.875%, 3/15/27	1,882,000	2,123,950
4.35%, 2/15/28	2,414,000	2,621,749
3.80%, 11/1/29	2,376,000	2,512,691

(Cost $70,114,340)		71,822,711

Home Furnishings — 0.1%
Tempur Sealy International, Inc. 5.625%, 10/15/23	2,522,000	2,575,328
5.50%, 6/15/26	3,553,000	3,725,551

(Cost $6,248,443)		6,300,879

Housewares — 0.4%
Newell Brands, Inc. 4.35%, 4/1/23	8,511,000	9,016,341

	Principal Amount	Value
Housewares (Continued)
4.875%, 6/1/25 (a)	$3,290,000	$3,568,893
4.70%, 4/1/26	10,829,000	11,683,733
Scotts Miracle-Gro Co. 4.50%, 10/15/29	1,653,000	1,773,826

(Cost $25,399,035)		26,042,793

Leisure Time — 1.4%
Carnival Corp. 11.50%, 4/1/23, 144A	22,526,000	25,177,423
10.50%, 2/1/26, 144A	4,304,000	4,529,960
9.875%, 8/1/27, 144A	5,000,000	5,052,850
NCL Corp. Ltd. 12.25%, 5/15/24, 144A (a)	3,953,000	4,410,066
3.625%, 12/15/24, 144A	2,754,000	1,891,654
10.25%, 2/1/26, 144A	4,175,000	4,211,531
Royal Caribbean Cruises Ltd. 5.25%, 11/15/22	3,731,000	3,346,241
10.875%, 6/1/23, 144A	6,000,000	6,614,526
9.125%, 6/15/23, 144A	6,040,000	6,364,650
11.50%, 6/1/25, 144A	13,500,000	15,659,586
3.70%, 3/15/28	2,111,000	1,599,082
Viking Cruises Ltd. 13.00%, 5/15/25, 144A	3,922,000	4,363,225
5.875%, 9/15/27, 144A	4,744,000	3,377,135

(Cost $86,152,187)		86,597,929

Lodging — 2.5%
Boyd Gaming Corp. 8.625%, 6/1/25, 144A	3,160,000	3,487,850
6.375%, 4/1/26	4,169,000	4,352,019
6.00%, 8/15/26	4,117,000	4,307,164
4.75%, 12/1/27	5,643,000	5,627,143
Diamond Resorts International, Inc. 7.75%, 9/1/23, 144A	2,210,000	2,172,684
10.75%, 9/1/24, 144A (a)	3,694,000	3,282,655
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/24	5,471,000	5,518,297
5.375%, 5/1/25, 144A	3,357,000	3,522,500
5.125%, 5/1/26	8,582,000	8,870,012
5.75%, 5/1/28, 144A	3,118,000	3,297,285
4.875%, 1/15/30	5,229,000	5,397,269
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.625%, 4/1/25	5,440,000	5,514,229
4.875%, 4/1/27	3,033,000	3,115,846
Marriott Ownership Resorts, Inc., 144A 6.125%, 9/15/25	3,008,000	3,209,160
Melco Resorts Finance Ltd. 4.875%, 6/6/25, 144A (a)	5,429,000	5,625,768
5.25%, 4/26/26, 144A	2,340,000	2,418,308
5.625%, 7/17/27, 144A	4,207,000	4,374,257
5.75%, 7/21/28, 144A	4,671,000	4,885,037
5.375%, 12/4/29, 144A	4,922,000	5,069,660
MGM Resorts International 7.75%, 3/15/22	4,712,000	5,009,445
6.00%, 3/15/23	6,929,000	7,323,087
6.75%, 5/1/25	4,627,000	4,958,178
5.75%, 6/15/25	3,918,000	4,194,278

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2020

	Principal Amount	Value
Lodging (Continued)
4.625%, 9/1/26	$2,457,000	$2,507,135
5.50%, 4/15/27	4,839,000	5,124,041
Station Casinos LLC 5.00%, 10/1/25, 144A	2,792,000	2,764,094
4.50%, 2/15/28, 144A	4,011,000	3,822,884
Wyndham Destinations, Inc. 4.25%, 3/1/22	3,281,000	3,307,625
3.90%, 3/1/23	2,157,000	2,140,488
6.625%, 7/31/26, 144A	3,953,000	4,195,121
5.75%, 4/1/27	2,336,000	2,402,716
Wyndham Hotels & Resorts, Inc. 5.375%, 4/15/26, 144A	2,500,000	2,598,438
4.375%, 8/15/28, 144A	2,800,000	2,826,810
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.25%, 5/30/23, 144A	2,553,000	2,513,135
5.50%, 3/1/25, 144A	9,622,000	9,543,821
5.25%, 5/15/27, 144A	4,780,000	4,664,683

(Cost $153,177,678)		153,943,122

Retail — 3.8%
1011778 BC ULC / New Red Finance, Inc. 4.25%, 5/15/24, 144A	8,042,000	8,200,829
5.75%, 4/15/25, 144A	2,816,000	3,010,501
5.00%, 10/15/25, 144A	15,511,000	15,954,692
3.875%, 1/15/28, 144A	3,749,000	3,849,061
4.375%, 1/15/28, 144A	4,680,000	4,816,609
Beacon Roofing Supply, Inc., 144A 4.875%, 11/1/25	7,409,000	7,358,508
eG Global Finance PLC 6.75%, 2/7/25, 144A	4,070,000	4,215,421
8.50%, 10/30/25, 144A	3,762,000	4,032,789
Ferrellgas LP / Ferrellgas Finance Corp. 6.75%, 1/15/22 (a)	3,048,000	2,708,194
6.75%, 6/15/23 (a)	2,489,000	2,162,057
10.00%, 4/15/25, 144A	3,839,000	4,191,708
Gap, Inc. 8.375%, 5/15/23, 144A (a)	2,785,000	3,112,237
8.625%, 5/15/25, 144A (a)	4,605,000	5,151,383
8.875%, 5/15/27, 144A	5,393,000	6,087,349
Golden Nugget, Inc. 6.75%, 10/15/24, 144A	7,540,000	6,427,850
8.75%, 10/1/25, 144A	3,895,000	2,901,385
Group 1 Automotive, Inc. 5.00%, 6/1/22	2,701,000	2,701,000
4.00%, 8/15/28, 144A	2,930,000	2,928,813
IRB Holding Corp. 7.00%, 6/15/25, 144A	4,130,000	4,416,106
6.75%, 2/15/26, 144A	2,968,000	3,023,353
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 5.00%, 6/1/24, 144A	5,211,000	5,390,180
5.25%, 6/1/26, 144A	6,205,000	6,457,264
4.75%, 6/1/27, 144A	3,961,000	4,170,557
L Brands, Inc. 5.625%, 2/15/22	4,368,000	4,497,839

	Principal Amount	Value
Retail (Continued)
5.625%, 10/15/23	$2,383,000	$2,490,747
6.875%, 7/1/25, 144A	4,526,000	4,903,876
9.375%, 7/1/25, 144A (a)	2,921,000	3,406,032
5.25%, 2/1/28	2,874,000	2,765,406
7.50%, 6/15/29 (a)	2,859,000	3,049,667
Macy’s Retail Holdings LLC 3.875%, 1/15/22	2,571,000	2,365,063
2.875%, 2/15/23	3,821,000	3,173,914
3.625%, 6/1/24 (a)	2,707,000	2,050,417
Macy’s, Inc., 144A 8.375%, 6/15/25	7,135,000	7,465,779
Michaels Stores, Inc., 144A 8.00%, 7/15/27 (a)	2,746,000	2,778,101
Penske Automotive Group, Inc. 5.75%, 10/1/22 (a)	2,751,000	2,761,495
3.50%, 9/1/25	3,290,000	3,319,923
5.50%, 5/15/26	2,527,000	2,636,836
PetSmart, Inc. 7.125%, 3/15/23, 144A	10,194,000	10,282,637
5.875%, 6/1/25, 144A	6,765,000	6,976,406
8.875%, 6/1/25, 144A (a)	3,886,000	4,038,525
QVC, Inc. 4.375%, 3/15/23	4,506,000	4,714,402
4.85%, 4/1/24	2,762,000	2,936,006
4.45%, 2/15/25	4,395,000	4,603,763
4.75%, 2/15/27	3,183,000	3,400,860
4.375%, 9/1/28	2,300,000	2,398,843
Rite Aid Corp. 7.50%, 7/1/25, 144A	3,202,000	3,207,684
8.00%, 11/15/26, 144A	4,830,000	4,914,525
Sally Holdings LLC / Sally Capital, Inc. 5.625%, 12/1/25	3,709,000	3,771,218
Staples, Inc. 7.50%, 4/15/26, 144A	11,055,000	9,802,137
10.75%, 4/15/27, 144A	5,690,000	3,965,219
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.50%, 6/1/24	2,700,000	2,735,411
Yum! Brands, Inc. 7.75%, 4/1/25, 144A (a)	3,396,000	3,795,030
4.75%, 1/15/30, 144A	4,483,000	4,954,231

(Cost $236,352,392)		237,429,838

Toys/Games/Hobbies — 0.2%
Mattel, Inc. 6.75%, 12/31/25, 144A	7,548,000	8,017,863
5.875%, 12/15/27, 144A	3,887,000	4,237,219

(Cost $11,969,526)		12,255,082

Consumer, Non-cyclical — 19.2%
Agriculture — 0.4%
Darling Ingredients, Inc., 144A 5.25%, 4/15/27	2,623,000	2,791,278
JBS Investments II GmbH 7.00%, 1/15/26, 144A	5,606,000	6,071,831
5.75%, 1/15/28, 144A	5,215,000	5,523,259

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2020

	Principal Amount	Value
Agriculture (Continued)
Vector Group Ltd. 6.125%, 2/1/25, 144A	$4,528,000	$4,606,787
10.50%, 11/1/26, 144A	3,045,000	3,170,104

(Cost $21,800,459)		22,163,259

Commercial Services — 4.0%
Adani Abbot Point Terminal Pty Ltd., 144A 4.45%, 12/15/22 (a)	3,186,000	3,004,565
ADT Security Corp. 3.50%, 7/15/22	5,386,000	5,523,962
4.125%, 6/15/23	4,164,000	4,359,250
Algeco Global Finance PLC, 144A 8.00%, 2/15/23	3,009,000	3,078,553
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.625%, 7/15/26, 144A	11,479,000	12,325,576
9.75%, 7/15/27, 144A	5,754,000	6,382,567
APX Group, Inc. 7.875%, 12/1/22	4,359,000	4,413,487
7.625%, 9/1/23	2,226,000	2,284,199
6.75%, 2/15/27, 144A	3,253,000	3,421,245
ASGN, Inc., 144A 4.625%, 5/15/28	2,958,000	3,066,529
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 10.50%, 5/15/25, 144A (a)	3,096,000	3,602,490
5.75%, 7/15/27, 144A	2,302,000	2,201,932
Brink’s Co. 5.50%, 7/15/25, 144A	2,041,000	2,157,082
4.625%, 10/15/27, 144A	3,424,000	3,564,213
Garda World Security Corp. 4.625%, 2/15/27, 144A	3,413,000	3,515,390
9.50%, 11/1/27, 144A	3,058,000	3,323,098
Gartner, Inc. 5.125%, 4/1/25, 144A	4,480,000	4,669,526
4.50%, 7/1/28, 144A	4,603,000	4,815,889
Herc Holdings, Inc., 144A 5.50%, 7/15/27	6,900,000	7,245,000
Jaguar Holding Co. II / PPD Development LP 4.625%, 6/15/25, 144A	3,188,000	3,320,716
5.00%, 6/15/28, 144A	3,642,000	3,865,072
MPH Acquisition Holdings LLC, 144A 7.125%, 6/1/24	8,989,000	9,137,768
Nielsen Co. Luxembourg SARL 5.50%, 10/1/21, 144A	2,338,000	2,347,504
5.00%, 2/1/25, 144A (a)	2,850,000	2,914,125
Nielsen Finance LLC / Nielsen Finance Co., 144A 5.00%, 4/15/22	11,677,000	11,699,770
Prime Security Services Borrower LLC / Prime Finance, Inc. 5.25%, 4/15/24, 144A	4,246,000	4,511,821
5.75%, 4/15/26, 144A	7,548,000	8,355,609
3.375%, 8/31/27, 144A	5,191,000	5,185,342
6.25%, 1/15/28, 144A	7,886,000	8,291,419

	Principal Amount	Value
Commercial Services (Continued)
Refinitiv US Holdings, Inc. 6.25%, 5/15/26, 144A	$6,550,000	$7,045,344
8.25%, 11/15/26, 144A	8,969,000	9,899,534
Sabre GLBL, Inc. 5.25%, 11/15/23, 144A	2,815,000	2,802,375
9.25%, 4/15/25, 144A	4,487,000	5,000,201
7.375%, 9/1/25, 144A	4,500,000	4,740,660
Service Corp. International 4.625%, 12/15/27	3,069,000	3,331,108
5.125%, 6/1/29	4,177,000	4,638,475
3.375%, 8/15/30	4,794,000	4,893,979
ServiceMaster Co. LLC, 144A 5.125%, 11/15/24	4,207,000	4,302,099
Sotheby’s, 144A 7.375%, 10/15/27 (a)	3,341,000	3,413,466
Team Health Holdings, Inc., 144A 6.375%, 2/1/25 (a)	4,081,000	2,795,485
United Rentals North America, Inc. 4.625%, 10/15/25	3,723,000	3,813,748
5.875%, 9/15/26	6,012,000	6,403,592
5.50%, 5/15/27	5,498,000	5,899,217
3.875%, 11/15/27	4,325,000	4,514,219
4.875%, 1/15/28	10,183,000	10,755,794
5.25%, 1/15/30	3,655,000	4,066,078
4.00%, 7/15/30	4,539,000	4,748,929
3.875%, 2/15/31	6,013,000	6,236,233
Verscend Escrow Corp., 144A 9.75%, 8/15/26	6,350,000	6,907,054
WEX, Inc., 144A 4.75%, 2/1/23	1,904,000	1,924,411

(Cost $247,240,794)		250,715,700

Cosmetics/Personal Care — 0.2%
Avon Products, Inc. 7.00%, 3/15/23 (a)	2,794,000	2,929,551
Coty, Inc., 144A 6.50%, 4/15/26	3,111,000	2,584,168
Edgewell Personal Care Co. 4.70%, 5/24/22	2,771,000	2,904,326
5.50%, 6/1/28, 144A	4,288,000	4,583,422
Revlon Consumer Products Corp. 6.25%, 8/1/24	2,360,000	354,000

(Cost $14,175,505)		13,355,467

Food — 3.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 3.50%, 2/15/23, 144A	5,017,000	5,134,900
5.75%, 3/15/25	7,311,000	7,538,701
3.25%, 3/15/26, 144A	3,800,000	3,885,918
7.50%, 3/15/26, 144A	2,865,000	3,209,258
4.625%, 1/15/27, 144A	7,789,000	8,206,140
5.875%, 2/15/28, 144A	4,201,000	4,544,180
3.50%, 3/15/29, 144A	4,000,000	4,040,440
4.875%, 2/15/30, 144A	5,604,000	6,029,904
B&G Foods, Inc. 5.25%, 4/1/25	5,238,000	5,425,049
5.25%, 9/15/27	2,936,000	3,142,430

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2020

	Principal Amount	Value
Food (Continued)
JBS USA LUX SA / JBS USA Finance, Inc. 5.875%, 7/15/24, 144A	$1,968,000	$2,010,440
5.75%, 6/15/25, 144A	6,082,000	6,294,870
6.75%, 2/15/28, 144A	5,321,000	5,905,299
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 6.50%, 4/15/29, 144A	7,986,000	9,084,235
5.50%, 1/15/30, 144A	6,989,000	7,774,705
Kraft Heinz Foods Co. 3.50%, 6/6/22	3,135,000	3,297,782
4.00%, 6/15/23 (a)	2,852,000	3,055,871
3.95%, 7/15/25	9,043,000	9,829,976
3.00%, 6/1/26	11,225,000	11,712,832
3.875%, 5/15/27, 144A	7,593,000	8,136,984
4.625%, 1/30/29	6,187,000	7,016,891
3.75%, 4/1/30, 144A	5,420,000	5,802,308
4.25%, 3/1/31, 144A	7,662,000	8,491,493
Lamb Weston Holdings, Inc. 4.625%, 11/1/24, 144A	4,090,000	4,278,733
4.875%, 11/1/26, 144A	4,566,000	4,787,885
4.875%, 5/15/28, 144A	3,024,000	3,333,325
Pilgrim’s Pride Corp. 5.75%, 3/15/25, 144A	5,515,000	5,673,556
5.875%, 9/30/27, 144A	4,353,000	4,630,504
Post Holdings, Inc. 5.00%, 8/15/26, 144A	9,919,000	10,311,148
5.75%, 3/1/27, 144A	7,060,000	7,476,999
5.625%, 1/15/28, 144A	5,341,000	5,719,810
5.50%, 12/15/29, 144A	4,044,000	4,433,336
4.625%, 4/15/30, 144A	9,094,000	9,503,230
Sigma Holdco BV, 144A 7.875%, 5/15/26 (a)	2,492,000	2,535,149
TreeHouse Foods, Inc., 144A 6.00%, 2/15/24	3,623,000	3,741,671
US Foods, Inc. 5.875%, 6/15/24, 144A	4,026,000	4,096,455
6.25%, 4/15/25, 144A	5,543,000	5,869,122

(Cost $212,486,262)		215,961,529

Healthcare-Products — 0.7%
Avantor Funding, Inc., 144A 4.625%, 7/15/28	8,681,000	9,192,745
Avantor, Inc., 144A 6.00%, 10/1/24	8,533,000	8,927,651
Hill-Rom Holdings, Inc., 144A 4.375%, 9/15/27	2,509,000	2,630,686
Hologic, Inc. 4.375%, 10/15/25, 144A	5,107,000	5,223,567
4.625%, 2/1/28, 144A	1,676,000	1,785,409
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA 7.375%, 6/1/25, 144A	1,518,000	1,573,976
7.25%, 2/1/28, 144A	4,359,000	4,519,738
Teleflex, Inc. 4.875%, 6/1/26	2,417,000	2,534,370
4.625%, 11/15/27	2,888,000	3,075,186
4.25%, 6/1/28, 144A	2,742,000	2,896,238

(Cost $42,201,827)		42,359,566

	Principal Amount	Value
Healthcare-Services — 6.9%
Acadia Healthcare Co., Inc. 5.625%, 2/15/23	$3,495,000	$3,530,317
5.50%, 7/1/28, 144A	2,204,000	2,292,160
AHP Health Partners, Inc., 144A 9.75%, 7/15/26	2,601,000	2,850,852
Catalent Pharma Solutions, Inc. 4.875%, 1/15/26, 144A	3,023,000	3,094,222
5.00%, 7/15/27, 144A	2,250,000	2,377,552
Centene Corp. 4.75%, 5/15/22	5,056,000	5,100,240
4.75%, 1/15/25	6,898,000	7,104,940
4.75%, 1/15/25	5,106,000	5,259,180
5.25%, 4/1/25, 144A	5,144,000	5,343,330
5.375%, 6/1/26, 144A	10,396,000	10,980,775
5.375%, 8/15/26, 144A	5,144,000	5,467,120
4.25%, 12/15/27	13,943,000	14,602,713
4.625%, 12/15/29	19,740,000	21,684,884
3.375%, 2/15/30	11,268,000	11,750,439
Charles River Laboratories International, Inc. 5.50%, 4/1/26, 144A	2,676,000	2,817,574
4.25%, 5/1/28, 144A	2,861,000	3,005,309
CHS/Community Health Systems, Inc. 6.25%, 3/31/23	15,480,000	15,538,050
9.875%, 6/30/23, 144A (a)	9,938,000	8,384,144
8.625%, 1/15/24, 144A	5,974,000	6,254,031
8.125%, 6/30/24, 144A	7,535,000	5,260,297
6.625%, 2/15/25, 144A	7,574,000	7,762,593
8.00%, 3/15/26, 144A	11,935,000	12,394,497
8.00%, 12/15/27, 144A	3,902,000	3,992,234
6.875%, 4/1/28, 144A	9,469,000	4,266,968
DaVita, Inc. 4.625%, 6/1/30, 144A	9,605,000	10,103,259
3.75%, 2/15/31, 144A	8,520,000	8,462,064
Encompass Health Corp. 5.75%, 11/1/24	3,489,000	3,515,499
4.50%, 2/1/28	4,423,000	4,542,686
4.75%, 2/1/30	4,670,000	4,874,873
Envision Healthcare Corp., 144A 8.75%, 10/15/26	5,809,000	2,576,640
HCA, Inc. 5.875%, 5/1/23	7,057,000	7,737,683
5.375%, 2/1/25	14,757,000	16,634,754
5.875%, 2/15/26	8,613,000	9,872,651
5.375%, 9/1/26	5,633,000	6,393,173
5.625%, 9/1/28	9,631,000	11,471,388
5.875%, 2/1/29	4,659,000	5,667,114
3.50%, 9/1/30	14,879,000	15,681,372
IQVIA, Inc. 5.00%, 10/15/26, 144A	6,254,000	6,551,065
5.00%, 5/15/27, 144A	6,016,000	6,344,293
LifePoint Health, Inc. 6.75%, 4/15/25, 144A	3,417,000	3,690,360
4.375%, 2/15/27, 144A	3,765,000	3,765,000
MEDNAX, Inc. 5.25%, 12/1/23, 144A	4,702,000	4,790,186
6.25%, 1/15/27, 144A	5,762,000	6,115,038

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2020

	Principal Amount	Value
Healthcare-Services (Continued)
Molina Healthcare, Inc. 5.375%, 11/15/22	$3,385,000	$3,552,981
4.375%, 6/15/28, 144A	4,851,000	5,074,146
Radiology Partners, Inc., 144A 9.25%, 2/1/28	3,873,000	4,134,428
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 144A 9.75%, 12/1/26	7,698,000	8,338,127
Select Medical Corp., 144A 6.25%, 8/15/26	6,863,000	7,383,284
Surgery Center Holdings, Inc., 144A 10.00%, 4/15/27 (a)	3,170,000	3,440,401
Tenet Healthcare Corp. 8.125%, 4/1/22	13,791,000	14,904,623
6.75%, 6/15/23	10,626,000	11,353,881
4.625%, 7/15/24	10,118,000	10,360,832
4.625%, 9/1/24, 144A	3,046,000	3,146,335
7.50%, 4/1/25, 144A	4,563,000	5,014,349
5.125%, 5/1/25	7,494,000	7,653,248
7.00%, 8/1/25 (a)	3,084,000	3,184,554
4.875%, 1/1/26, 144A	12,255,000	12,760,396
6.25%, 2/1/27, 144A	8,336,000	8,764,429
5.125%, 11/1/27, 144A	8,414,000	8,899,488
4.625%, 6/15/28, 144A	3,061,000	3,182,889

(Cost $428,784,413)		431,051,910

Household Products/Wares — 0.2%
Prestige Brands, Inc. 6.375%, 3/1/24, 144A	3,131,000	3,240,256
5.125%, 1/15/28, 144A	2,523,000	2,652,632
Spectrum Brands, Inc. 5.75%, 7/15/25	5,660,000	5,858,100

(Cost $11,665,084)		11,750,988

Pharmaceuticals — 3.3%
Bausch Health Americas, Inc. 9.25%, 4/1/26, 144A	8,463,000	9,383,774
8.50%, 1/31/27, 144A	9,163,000	10,092,266
Bausch Health Cos., Inc. 7.00%, 3/15/24, 144A	9,719,000	10,098,041
6.125%, 4/15/25, 144A	18,290,000	18,834,128
5.50%, 11/1/25, 144A	9,783,000	10,107,796
9.00%, 12/15/25, 144A	8,581,000	9,406,492
5.75%, 8/15/27, 144A	3,655,000	3,933,694
7.00%, 1/15/28, 144A	3,979,000	4,244,360
5.00%, 1/30/28, 144A	6,657,000	6,582,109
6.25%, 2/15/29, 144A	8,991,000	9,408,542
7.25%, 5/30/29, 144A	3,977,000	4,371,459
5.25%, 1/30/30, 144A	7,185,000	7,149,865
Elanco Animal Health, Inc. 5.272%, 8/28/23	5,442,000	5,969,194
5.90%, 8/28/28	3,635,000	4,314,345
Endo Dac / Endo Finance LLC / Endo Finco, Inc. 9.50%, 7/31/27, 144A	5,646,000	6,122,381
6.00%, 6/30/28, 144A	6,655,000	5,164,280

	Principal Amount	Value
Pharmaceuticals (Continued)
Horizon Therapeutics USA, Inc., 144A 5.50%, 8/1/27	$3,722,000	$4,059,213
Mallinckrodt International Finance SA / Mallinckrodt CB LLC 5.75%, 8/1/22, 144A	1,923,000	418,253
5.625%, 10/15/23, 144A	2,636,000	540,380
10.00%, 4/15/25, 144A	702,000	547,560
Par Pharmaceutical, Inc., 144A 7.50%, 4/1/27	11,465,000	12,253,907
Teva Pharmaceutical Finance Co. BV Series 2, 3.65%, 11/10/21	3,480,000	3,498,496
2.95%, 12/18/22	4,760,000	4,627,791
Teva Pharmaceutical Finance Netherlands III BV 2.80%, 7/21/23	17,130,000	16,476,319
6.00%, 4/15/24 (a)	7,186,000	7,562,007
7.125%, 1/31/25, 144A	4,897,000	5,309,278
3.15%, 10/1/26	19,529,000	17,930,063
6.75%, 3/1/28 (a)	7,290,000	7,959,404

(Cost $203,653,781)		206,365,397

Diversified — 0.0%
Holding Companies-Diversified — 0.0%
Stena AB, 144A 7.00%, 2/1/24 (a) (Cost $2,297,062)	2,346,000	2,341,988

Energy — 11.8%
Coal — 0.0%
Peabody Energy Corp. 6.00%, 3/31/22, 144A	2,611,000	1,222,274
6.375%, 3/31/25, 144A (a)	2,782,000	940,664

(Cost $4,479,730)		2,162,938

Energy-Alternate Sources — 0.2%
TerraForm Power Operating LLC 4.25%, 1/31/23, 144A	3,245,000	3,367,012
5.00%, 1/31/28, 144A	3,354,000	3,734,511
4.75%, 1/15/30, 144A	4,532,000	4,859,256

(Cost $11,683,796)		11,960,779

Oil & Gas — 7.5%
Aker BP ASA 6.00%, 7/1/22, 144A	1,020,000	1,040,962
5.875%, 3/31/25, 144A	4,370,000	4,579,639
Antero Resources Corp. 5.375%, 11/1/21 (a)	1,129,000	1,097,952
5.125%, 12/1/22	4,202,000	3,623,069
5.625%, 6/1/23 (a)	3,656,000	2,921,327
5.00%, 3/1/25 (a)	3,662,000	2,518,028
Apache Corp. 4.625%, 11/15/25	2,400,000	2,463,000
4.875%, 11/15/27	3,800,000	3,894,544
4.375%, 10/15/28	5,261,000	5,234,485
4.25%, 1/15/30	4,086,000	3,983,462
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 10.00%, 4/1/22, 144A	5,233,000	4,909,156
7.00%, 11/1/26, 144A	3,552,000	2,472,405

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2020

	Principal Amount	Value
Oil & Gas (Continued)
Baytex Energy Corp. 5.625%, 6/1/24, 144A	$2,061,000	$1,228,655
8.75%, 4/1/27, 144A	2,896,000	1,426,280
Callon Petroleum Co. 6.25%, 4/15/23	3,905,000	1,393,636
6.125%, 10/1/24	3,519,000	1,160,170
6.375%, 7/1/26	1,861,000	560,273
Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A 11.00%, 4/15/25 (a)	3,237,000	3,083,210
Cenovus Energy, Inc. 3.00%, 8/15/22	3,147,000	3,199,066
3.80%, 9/15/23	2,653,000	2,641,434
5.375%, 7/15/25	5,400,000	5,502,065
Citgo Holding, Inc., 144A 9.25%, 8/1/24	7,712,000	7,634,880
CITGO Petroleum Corp. 6.25%, 8/15/22, 144A	4,128,000	4,130,539
7.00%, 6/15/25, 144A	6,058,000	6,099,649
CNX Resources Corp., 144A 7.25%, 3/14/27	2,697,000	2,808,305
Comstock Resources, Inc. 7.50%, 5/15/25, 144A	3,827,000	3,836,567
9.75%, 8/15/26	4,660,000	4,974,597
9.75%, 8/15/26	4,220,000	4,524,262
Continental Resources, Inc. 5.00%, 9/15/22	5,974,000	5,950,104
4.50%, 4/15/23	8,420,000	8,514,346
3.80%, 6/1/24	5,619,000	5,549,156
4.375%, 1/15/28 (a)	5,472,000	5,221,875
CrownRock LP / CrownRock Finance, Inc., 144A 5.625%, 10/15/25	6,728,000	6,658,702
CVR Energy, Inc. 5.25%, 2/15/25, 144A	2,695,000	2,557,488
5.75%, 2/15/28, 144A	2,904,000	2,642,640
Endeavor Energy Resources LP / EER Finance, Inc. 6.625%, 7/15/25, 144A	3,721,000	3,881,263
5.50%, 1/30/26, 144A	3,140,000	3,146,578
5.75%, 1/30/28, 144A	4,770,000	4,888,368
EQT Corp. 3.00%, 10/1/22 (a)	4,240,000	4,197,600
7.875%, 2/1/25 (a)	6,158,000	7,074,895
3.90%, 10/1/27	7,596,000	7,365,689
8.75%, 2/1/30(a)	3,511,000	4,208,811
Gulfport Energy Corp. 6.00%, 10/15/24	3,194,000	1,910,411
6.375%, 5/15/25	2,777,000	1,648,552
Hilcorp Energy I LP / Hilcorp Finance Co. 5.00%, 12/1/24, 144A	2,801,000	2,664,157
5.75%, 10/1/25, 144A	3,344,000	3,155,549
6.25%, 11/1/28, 144A	2,943,000	2,776,603
Laredo Petroleum, Inc. 9.50%, 1/15/25	3,645,000	2,611,861
10.125%, 1/15/28	1,980,000	1,415,502

	Principal Amount	Value
Oil & Gas (Continued)
Leviathan Bond Ltd. 5.75%, 6/30/23, 144A	$2,800,000	$2,908,332
6.125%, 6/30/25, 144A	3,700,000	3,859,858
6.50%, 6/30/27, 144A	2,800,000	2,926,126
6.75%, 6/30/30, 144A	3,300,000	3,448,665
Matador Resources Co. 5.875%, 9/15/26	5,859,000	5,111,216
MEG Energy Corp. 7.00%, 3/31/24, 144A	3,108,000	3,092,786
6.50%, 1/15/25, 144A	2,659,000	2,714,254
7.125%, 2/1/27, 144A	6,849,000	6,570,040
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/26, 144A	3,900,000	2,685,384
10.50%, 5/15/27, 144A (a)	2,790,000	1,985,755
Murphy Oil Corp. 6.875%, 8/15/24	3,764,000	3,831,394
5.75%, 8/15/25	2,314,000	2,224,575
5.875%, 12/1/27	3,132,000	3,011,606
Nabors Industries Ltd. 7.25%, 1/15/26, 144A	3,612,000	1,661,520
7.50%, 1/15/28, 144A	2,277,000	1,008,996
Nabors Industries, Inc. 5.75%, 2/1/25	3,966,000	1,154,681
Oasis Petroleum, Inc. 6.875%, 3/15/22	4,676,000	923,510
Occidental Petroleum Corp. 3.125%, 2/15/22	3,034,000	2,999,716
2.60%, 4/15/22	3,182,000	3,118,360
2.70%, 8/15/22	11,838,000	11,668,421
2.70%, 2/15/23	6,040,000	5,826,305
6.95%, 7/1/24	4,225,000	4,383,437
2.90%, 8/15/24	16,500,000	15,210,855
3.50%, 6/15/25	4,389,000	4,002,417
8.00%, 7/15/25 (a)	4,086,000	4,453,740
5.875%, 9/1/25	3,500,000	3,526,250
5.55%, 3/15/26	5,774,000	5,695,589
3.40%, 4/15/26	7,045,000	6,258,637
3.20%, 8/15/26	6,253,000	5,495,637
3.00%, 2/15/27	4,020,000	3,448,678
8.50%, 7/15/27	2,962,000	3,271,174
6.375%, 9/1/28	3,200,000	3,244,400
3.50%, 8/15/29	8,051,000	6,936,742
8.875%, 7/15/30	5,620,000	6,364,650
6.625%, 9/1/30	8,400,000	8,713,152
7.50%, 5/1/31	4,894,000	5,199,875
7.875%, 9/15/31	2,436,000	2,617,177
Parkland Corp. 6.00%, 4/1/26, 144A	3,076,000	3,252,485
5.875%, 7/15/27, 144A	2,656,000	2,841,429
Parsley Energy LLC / Parsley Finance Corp. 5.375%, 1/15/25, 144A	3,543,000	3,620,096
5.25%, 8/15/25, 144A	2,673,000	2,754,887
5.625%, 10/15/27, 144A	3,857,000	3,999,227
4.125%, 2/15/28, 144A	2,190,000	2,124,081

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2020

	Principal Amount	Value
Oil & Gas (Continued)
PBF Holding Co. LLC / PBF Finance Corp. 9.25%, 5/15/25, 144A	$5,863,000	$6,428,340
7.25%, 6/15/25	4,826,000	4,594,811
6.00%, 2/15/28, 144A	4,967,000	4,197,736
PDC Energy, Inc. 6.125%, 9/15/24	1,614,000	1,654,181
5.75%, 5/15/26	3,872,000	3,973,156
Puma International Financing SA 5.125%, 10/6/24, 144A	3,091,000	2,782,147
5.00%, 1/24/26, 144A	4,239,000	3,731,136
QEP Resources, Inc. 5.375%, 10/1/22	2,048,000	1,799,199
5.25%, 5/1/23	3,233,000	2,659,142
5.625%, 3/1/26	3,253,000	2,100,316
Range Resources Corp. 5.00%, 8/15/22 (a)	1,597,000	1,609,976
5.00%, 3/15/23 (a)	4,423,000	4,414,618
4.875%, 5/15/25 (a)	4,088,000	3,824,426
9.25%, 2/1/26, 144A	4,667,000	4,922,378
Seven Generations Energy Ltd., 144A 5.375%, 9/30/25	4,061,000	3,916,286
SM Energy Co. 10.00%, 1/15/25, 144A	2,918,000	2,888,470
6.75%, 9/15/26	2,468,000	1,218,106
6.625%, 1/15/27	1,957,000	964,615
Southwestern Energy Co. 6.45%, 1/23/25 (a)	4,207,000	4,209,566
7.50%, 4/1/26 (a)	3,482,000	3,562,278
7.75%, 10/1/27 (a)	2,727,000	2,795,175
8.375%, 9/15/28	201,000	208,537
Sunoco LP / Sunoco Finance Corp. 4.875%, 1/15/23	5,277,000	5,375,390
5.50%, 2/15/26	5,447,000	5,631,871
6.00%, 4/15/27	2,495,000	2,661,591
Transocean, Inc. 7.25%, 11/1/25, 144A	3,159,000	1,026,675
7.50%, 1/15/26, 144A	4,909,000	1,570,880
8.00%, 2/1/27, 144A	4,704,000	1,464,120
WPX Energy, Inc. 5.25%, 9/15/24	2,954,000	3,020,805
5.75%, 6/1/26	2,830,000	2,894,595
5.25%, 10/15/27 (a)	3,652,000	3,638,816
5.875%, 6/15/28 (a)	2,216,000	2,252,054
4.50%, 1/15/30	5,080,000	4,860,773

(Cost $471,881,765)		463,980,047

Oil & Gas Services — 0.4%
Archrock Partners LP / Archrock Partners Finance Corp. 6.875%, 4/1/27, 144A	2,862,000	2,956,174
6.25%, 4/1/28, 144A	2,911,000	2,932,250
SESI LLC 7.125%, 12/15/21, 144A	3,907,000	1,533,498
7.75%, 9/15/24	2,775,000	964,312
USA Compression Partners LP / USA Compression Finance Corp. 6.875%, 4/1/26	3,948,000	4,075,284
6.875%, 9/1/27	3,828,000	3,968,449

	Principal Amount	Value
Oil & Gas Services (Continued)
Weatherford International Ltd., 144A 11.00%, 12/1/24 (a)	$11,736,000	$8,009,820

(Cost $28,240,939)		24,439,787

Pipelines — 3.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.375%, 9/15/24 (a)	3,579,000	3,310,575
5.75%, 3/1/27, 144A	3,394,000	3,039,853
5.75%, 1/15/28, 144A	3,962,000	3,545,594
Blue Racer Midstream LLC / Blue Racer Finance Corp., 144A 6.125%, 11/15/22	3,658,000	3,647,849
Buckeye Partners LP 4.15%, 7/1/23	2,508,000	2,515,837
4.125%, 3/1/25, 144A	2,989,000	3,011,358
3.95%, 12/1/26	3,636,000	3,611,002
4.125%, 12/1/27	1,719,000	1,724,372
4.50%, 3/1/28, 144A	3,082,000	3,153,934
Cheniere Energy Partners LP 5.25%, 10/1/25	8,387,000	8,500,224
5.625%, 10/1/26	6,138,000	6,444,225
4.50%, 10/1/29	8,391,000	8,760,120
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.25%, 4/1/23	4,451,000	4,394,895
5.75%, 4/1/25	2,190,000	2,101,940
5.625%, 5/1/27, 144A	3,569,000	3,285,818
DCP Midstream Operating LP 4.75%, 9/30/21, 144A	2,727,000	2,789,216
3.875%, 3/15/23	2,080,000	2,112,469
5.375%, 7/15/25	4,718,000	5,080,342
5.625%, 7/15/27	3,041,000	3,287,321
5.125%, 5/15/29	3,489,000	3,678,069
EnLink Midstream LLC 5.375%, 6/1/29	2,384,000	2,108,588
EnLink Midstream Partners LP 4.40%, 4/1/24	3,170,000	2,942,125
4.15%, 6/1/25	4,429,000	3,953,348
4.85%, 7/15/26	2,745,000	2,419,031
EQM Midstream Partners LP 4.75%, 7/15/23	5,244,000	5,389,521
4.00%, 8/1/24	3,256,000	3,277,376
6.00%, 7/1/25, 144A	4,562,000	4,847,125
4.125%, 12/1/26	2,754,000	2,682,575
6.50%, 7/1/27, 144A	4,809,000	5,272,660
5.50%, 7/15/28	4,726,000	4,904,974
Genesis Energy LP / Genesis Energy Finance Corp. 6.50%, 10/1/25	3,147,000	2,731,014
6.25%, 5/15/26	1,762,000	1,495,832
7.75%, 2/1/28	4,553,000	4,056,450
Hess Midstream Operations LP 5.625%, 2/15/26, 144A	4,608,000	4,804,854
5.125%, 6/15/28, 144A	2,943,000	3,028,524
NGL Energy Partners LP / NGL Energy Finance Corp. 7.50%, 11/1/23	3,106,000	2,277,055
7.50%, 4/15/26	2,470,000	1,648,330

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2020

	Principal Amount	Value
Pipelines (Continued)
NuStar Logistics LP 6.00%, 6/1/26	$2,796,000	$2,931,005
5.625%, 4/28/27	3,124,000	3,146,852
Rockies Express Pipeline LLC 3.60%, 5/15/25, 144A	1,793,000	1,765,280
4.95%, 7/15/29, 144A	3,318,000	3,342,885
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 4.75%, 10/1/23, 144A	2,313,000	2,273,945
5.50%, 9/15/24, 144A	4,092,000	4,022,907
6.00%, 3/1/27, 144A	2,393,000	2,243,437
5.50%, 1/15/28, 144A	4,665,000	4,282,027
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.25%, 5/1/23	3,400,000	3,426,537
4.25%, 11/15/23	2,747,000	2,771,407
5.125%, 2/1/25	2,686,000	2,751,498
5.875%, 4/15/26	5,328,000	5,617,710
5.375%, 2/1/27 (a)	2,575,000	2,664,649
6.50%, 7/15/27	3,952,000	4,278,040
5.00%, 1/15/28	4,100,000	4,190,589
6.875%, 1/15/29	4,501,000	4,987,671
5.50%, 3/1/30, 144A	4,881,000	5,152,506
4.875%, 2/1/31, 144A	5,500,000	5,576,340
Western Midstream Operating LP 4.00%, 7/1/22	3,707,000	3,781,140
4.10%, 2/1/25	6,050,000	6,042,195
3.95%, 6/1/25	3,005,000	3,011,581
4.65%, 7/1/26	2,937,000	3,010,425
4.50%, 3/1/28	2,123,000	2,138,922
4.75%, 8/15/28	2,196,000	2,217,960
5.05%, 2/1/30	6,279,000	6,436,509

(Cost $225,223,596)		227,898,412

Financial — 8.6%
Banks — 0.9%
CIT Group, Inc. 5.00%, 8/15/22	6,655,000	6,972,377
5.00%, 8/1/23	4,585,000	4,863,195
4.75%, 2/16/24	2,848,000	3,001,977
3.929%, 6/19/24	2,640,000	2,728,572
5.25%, 3/7/25	3,128,000	3,417,027
6.125%, 3/9/28	1,814,000	2,144,711
Commerzbank AG, 144A 8.125%, 9/19/23	5,952,000	6,884,095
Freedom Mortgage Corp. 8.125%, 11/15/24, 144A	2,441,000	2,504,820
8.25%, 4/15/25, 144A	3,787,000	3,902,560
Intesa Sanpaolo SpA 5.017%, 6/26/24, 144A	11,188,000	12,071,837
5.71%, 1/15/26, 144A	8,147,000	9,063,344

(Cost $55,799,146)		57,554,515

Diversified Financial Services — 2.3%
Ally Financial, Inc. 5.75%, 11/20/25	5,841,000	6,555,181
Credit Acceptance Corp. 5.125%, 12/31/24, 144A	2,340,000	2,415,816
6.625%, 3/15/26	2,342,000	2,516,186

	Principal Amount	Value
Diversified Financial Services (Continued)
LPL Holdings, Inc. 5.75%, 9/15/25, 144A	$5,117,000	$5,337,619
4.625%, 11/15/27, 144A	1,945,000	2,028,878
Nationstar Mortgage Holdings, Inc. 9.125%, 7/15/26, 144A	4,551,000	4,957,791
6.00%, 1/15/27, 144A	3,121,000	3,314,596
5.50%, 8/15/28, 144A	4,900,000	5,167,417
Navient Corp. Series MTN, 7.25%, 1/25/22	4,307,000	4,531,933
6.50%, 6/15/22	5,451,000	5,696,295
5.50%, 1/25/23	5,811,000	5,996,574
7.25%, 9/25/23	2,545,000	2,696,109
Series MTN, 6.125%, 3/25/24	4,127,000	4,325,571
5.875%, 10/25/24	3,150,000	3,248,437
6.75%, 6/25/25	2,547,000	2,659,514
6.75%, 6/15/26	3,042,000	3,169,384
5.00%, 3/15/27	4,169,000	4,018,416
NFP Corp., 144A 6.875%, 8/15/28	7,000,000	7,327,950
OneMain Finance Corp. 7.75%, 10/1/21	3,626,000	3,806,484
6.125%, 5/15/22	5,199,000	5,475,197
5.625%, 3/15/23	4,705,000	5,002,003
6.125%, 3/15/24	7,419,000	8,053,473
6.875%, 3/15/25	7,132,000	8,001,213
8.875%, 6/1/25	3,281,000	3,705,397
7.125%, 3/15/26	9,146,000	10,506,468
6.625%, 1/15/28	4,483,000	5,124,966
5.375%, 11/15/29	3,936,000	4,201,680
Quicken Loans LLC 5.75%, 5/1/25, 144A	7,308,000	7,531,807
5.25%, 1/15/28, 144A	5,550,000	5,933,838

(Cost $140,441,979)		143,306,193

Insurance — 0.7%
Acrisure LLC / Acrisure Finance, Inc. 8.125%, 2/15/24, 144A	4,963,000	5,247,107
7.00%, 11/15/25, 144A	5,560,000	5,653,825
10.125%, 8/1/26, 144A	2,036,000	2,295,264
AssuredPartners, Inc., 144A 7.00%, 8/15/25	3,209,000	3,307,244
Genworth Holdings, Inc. 7.625%, 9/24/21	3,891,000	3,989,501
HUB International Ltd., 144A 7.00%, 5/1/26	9,024,000	9,371,469
MGIC Investment Corp. 5.25%, 8/15/28	3,600,000	3,789,000
Radian Group, Inc. 4.50%, 10/1/24	2,831,000	2,852,232
6.625%, 3/15/25	2,585,000	2,783,722
4.875%, 3/15/27	2,371,000	2,384,040

(Cost $40,919,457)		41,673,404

Real Estate — 0.4%
Howard Hughes Corp. 5.375%, 3/15/25, 144A	5,603,000	5,689,370
5.375%, 8/1/28, 144A	4,200,000	4,276,125

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2020

	Principal Amount	Value
Real Estate (Continued)
Kennedy-Wilson, Inc. 5.875%, 4/1/24	$6,731,000	$6,821,397
Realogy Group LLC / Realogy Co.-Issuer Corp. 4.875%, 6/1/23, 144A	2,212,000	2,177,438
7.625%, 6/15/25, 144A	3,183,000	3,352,924
9.375%, 4/1/27, 144A	3,279,000	3,418,030

(Cost $25,525,952)		25,735,284

Real Estate Investment Trusts — 3.7%
CBL & Associates LP 5.25%, 12/1/23	2,500,000	1,018,750
5.95%, 12/15/26	3,500,000	1,427,317
Diversified Healthcare Trust 9.75%, 6/15/25	6,291,000	7,023,021
4.75%, 2/15/28	2,503,000	2,337,710
ESH Hospitality, Inc. 5.25%, 5/1/25, 144A	7,773,000	7,901,060
4.625%, 10/1/27, 144A	3,864,000	3,868,753
HAT Holdings I LLC / HAT Holdings II LLC 5.25%, 7/15/24, 144A	2,000,000	2,098,360
6.00%, 4/15/25, 144A	2,500,000	2,684,375
Iron Mountain, Inc. 4.875%, 9/15/27, 144A	5,920,000	6,159,198
5.25%, 3/15/28, 144A	4,748,000	5,006,837
5.00%, 7/15/28, 144A	3,178,000	3,301,179
4.875%, 9/15/29, 144A	5,938,000	6,166,613
5.25%, 7/15/30, 144A	7,531,000	8,006,696
4.50%, 2/15/31, 144A	5,300,000	5,449,699
5.625%, 7/15/32, 144A	3,061,000	3,294,753
iStar, Inc. 4.75%, 10/1/24	3,737,000	3,734,291
4.25%, 8/1/25	3,078,000	3,001,050
5.50%, 2/15/26	700,000	694,022
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 5.25%, 3/15/22, 144A	3,214,000	3,191,872
5.25%, 10/1/25, 144A	2,121,000	2,018,927
4.25%, 2/1/27, 144A	4,326,000	3,979,920
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 144A 4.625%, 6/15/25	5,070,000	5,328,570
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 5.625%, 5/1/24	6,138,000	6,645,029
4.50%, 9/1/26	2,347,000	2,471,168
5.75%, 2/1/27	2,891,000	3,202,693
MPT Operating Partnership LP / MPT Finance Corp. 6.375%, 3/1/24	2,328,000	2,407,303
5.25%, 8/1/26	3,559,000	3,747,289
5.00%, 10/15/27	7,851,000	8,316,368
4.625%, 8/1/29	4,787,000	5,118,165

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
RHP Hotel Properties LP / RHP Finance Corp. 5.00%, 4/15/23	$2,200,000	$2,173,336
4.75%, 10/15/27	3,944,000	3,595,705
SBA Communications Corp. 4.00%, 10/1/22	4,407,000	4,446,597
4.875%, 9/1/24	5,838,000	6,004,091
3.875%, 2/15/27, 144A	8,917,000	9,270,381
Service Properties Trust 5.00%, 8/15/22	2,731,000	2,737,828
4.50%, 6/15/23	2,579,000	2,540,508
4.35%, 10/1/24	3,276,000	3,086,614
7.50%, 9/15/25	5,816,000	6,332,651
4.75%, 10/1/26	2,158,000	1,985,360
4.95%, 2/15/27	2,223,000	2,039,603
3.95%, 1/15/28	2,293,000	1,978,400
4.95%, 10/1/29	2,185,000	1,958,306
4.375%, 2/15/30	2,550,000	2,212,125
Starwood Property Trust, Inc. 5.00%, 12/15/21	3,895,000	3,964,000
4.75%, 3/15/25	2,931,000	2,831,771
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 7.125%, 12/15/24, 144A (a)	4,557,000	4,394,702
7.875%, 2/15/25, 144A	12,266,000	12,983,009
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 6.00%, 4/15/23, 144A	2,452,000	2,483,018
8.25%, 10/15/23 (a)	5,185,000	5,120,187
VICI Properties LP / VICI Note Co., Inc. 3.50%, 2/15/25, 144A	5,539,000	5,561,184
4.25%, 12/1/26, 144A	6,191,000	6,340,048
3.75%, 2/15/27, 144A	4,095,000	4,091,806
4.625%, 12/1/29, 144A	5,459,000	5,686,586
4.125%, 8/15/30, 144A	5,702,000	5,709,128
Washington Prime Group LP 6.45%, 8/15/24 (a)	4,062,000	2,132,977

(Cost $229,233,237)		231,260,909

Venture Capital — 0.6%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.25%, 2/1/22	6,575,000	6,663,598
6.75%, 2/1/24	2,887,000	2,984,133
4.75%, 9/15/24	6,256,000	6,469,111
6.375%, 12/15/25	4,047,000	4,209,305
6.25%, 5/15/26	7,151,000	7,650,426
5.25%, 5/15/27	5,272,000	5,617,975

(Cost $32,879,387)		33,594,548

Industrial — 8.5%
Aerospace/Defense — 2.4%
Bombardier, Inc. 8.75%, 12/1/21, 144A	6,108,000	5,843,310
5.75%, 3/15/22, 144A (a)	2,608,000	2,330,248
6.00%, 10/15/22, 144A	6,465,000	5,527,575

See Notes to Financial Statements.	53

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2020

	Principal Amount	Value
Aerospace/Defense (Continued)
6.125%, 1/15/23, 144A	$7,059,000	$5,724,849
7.50%, 12/1/24, 144A	6,706,000	5,046,299
7.50%, 3/15/25, 144A	7,345,000	5,407,756
7.875%, 4/15/27, 144A	11,124,000	8,078,582
Howmet Aerospace, Inc. 5.87%, 2/23/22 (a)	2,833,000	3,005,954
5.125%, 10/1/24	6,345,000	6,809,387
6.875%, 5/1/25	7,277,000	8,279,805
Rolls-Royce PLC, 144A 3.625%, 10/14/25	5,407,000	5,232,142
Signature Aviation US Holdings, Inc. 5.375%, 5/1/26, 144A	2,217,000	2,289,950
4.00%, 3/1/28, 144A	3,627,000	3,552,211
Spirit AeroSystems, Inc. 7.50%, 4/15/25, 144A	6,699,000	6,774,364
4.60%, 6/15/28	3,968,000	3,124,800
TransDigm, Inc. 6.50%, 7/15/24	6,369,000	6,416,385
6.50%, 5/15/25	4,548,000	4,593,480
8.00%, 12/15/25, 144A	6,100,000	6,639,850
6.25%, 3/15/26, 144A	24,542,000	25,939,790
6.375%, 6/15/26	5,158,000	5,234,442
7.50%, 3/15/27	3,311,000	3,465,591
5.50%, 11/15/27	14,638,000	14,317,428
Triumph Group, Inc. 8.875%, 6/1/24, 144A	3,500,000	3,703,437
6.25%, 9/15/24, 144A	2,897,000	2,366,791
7.75%, 8/15/25	2,998,000	1,791,305

(Cost $157,688,736)		151,495,731

Building Materials — 0.8%
Builders FirstSource, Inc. 6.75%, 6/1/27, 144A	4,360,000	4,765,197
5.00%, 3/1/30, 144A	3,103,000	3,319,419
Cornerstone Building Brands, Inc., 144A 8.00%, 4/15/26	3,477,000	3,678,996
Griffon Corp. 5.75%, 3/1/28	5,382,000	5,724,564
JELD-WEN, Inc. 4.625%, 12/15/25, 144A	2,047,000	2,064,697
4.875%, 12/15/27, 144A	2,386,000	2,489,934
Standard Industries, Inc. 5.00%, 2/15/27, 144A	4,726,000	4,948,571
4.75%, 1/15/28, 144A	5,612,000	5,920,660
4.375%, 7/15/30, 144A	6,761,000	7,174,232
3.375%, 1/15/31, 144A	5,500,000	5,484,490
Summit Materials LLC / Summit Materials Finance Corp., 144A 5.25%, 1/15/29	4,000,000	4,205,320

(Cost $48,886,705)		49,776,080

Electrical Components & Equipment — 0.5%
Energizer Holdings, Inc. 6.375%, 7/15/26, 144A	4,139,000	4,397,729
7.75%, 1/15/27, 144A	3,392,000	3,722,601
4.75%, 6/15/28, 144A	3,296,000	3,443,661

	Principal Amount	Value
Electrical Components & Equipment (Continued)
WESCO Distribution, Inc. 7.125%, 6/15/25, 144A	$8,217,000	$9,049,588
7.25%, 6/15/28, 144A	7,523,000	8,402,363

(Cost $28,394,670)		29,015,942

Electronics — 0.3%
Sensata Technologies BV 4.875%, 10/15/23, 144A	3,325,000	3,518,232
5.625%, 11/1/24, 144A	2,296,000	2,522,489
5.00%, 10/1/25, 144A	3,966,000	4,322,524
Sensata Technologies, Inc. 4.375%, 2/15/30, 144A	2,700,000	2,855,331
3.75%, 2/15/31, 144A	3,730,000	3,754,282

(Cost $16,806,296)		16,972,858

Engineering & Construction — 0.4%
AECOM 5.875%, 10/15/24	4,518,000	5,043,692
5.125%, 3/15/27	5,477,000	6,025,303
Brand Industrial Services, Inc., 144A 8.50%, 7/15/25	5,445,000	5,298,611
Fluor Corp. 3.50%, 12/15/24	3,387,000	2,637,626
4.25%, 9/15/28	3,108,000	2,491,621
MasTec, Inc., 144A 4.50%, 8/15/28	3,300,000	3,370,125

(Cost $24,981,913)		24,866,978

Environmental Control — 0.5%
Advanced Disposal Services, Inc., 144A 5.625%, 11/15/24	2,702,000	2,803,041
Clean Harbors, Inc., 144A 4.875%, 7/15/27	3,351,000	3,521,264
Covanta Holding Corp. 5.875%, 7/1/25	2,027,000	2,115,469
6.00%, 1/1/27	1,881,000	1,972,341
5.00%, 9/1/30	2,400,000	2,463,720
GFL Environmental, Inc. 4.25%, 6/1/25, 144A	2,413,000	2,462,768
3.75%, 8/1/25, 144A	4,470,000	4,509,135
7.00%, 6/1/26, 144A	2,231,000	2,348,128
5.125%, 12/15/26, 144A	2,903,000	3,069,015
Stericycle, Inc., 144A 5.375%, 7/15/24	3,366,000	3,525,885

(Cost $28,662,816)		28,790,766

Hand/Machine Tools — 0.1%
Colfax Corp. 6.00%, 2/15/24, 144A	3,503,000	3,643,488
6.375%, 2/15/26, 144A	2,119,000	2,291,836

(Cost $5,897,506)		5,935,324

Machinery-Diversified — 0.3%
Maxim Crane Works Holdings Capital LLC, 144A 10.125%, 8/1/24	3,085,000	3,097,973
Vertical Holdco GmbH, 144A 7.625%, 7/15/28	2,591,000	2,738,363

See Notes to Financial Statements.	54

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2020

	Principal Amount	Value
Machinery-Diversified (Continued)
Vertical US Newco, Inc., 144A 5.25%, 7/15/27	$9,228,000	$9,631,725
Welbilt, Inc. 9.50%, 2/15/24	2,747,000	2,796,789

(Cost $18,454,565)		18,264,850

Miscellaneous Manufacturing — 0.0%
Hillenbrand, Inc. 5.75%, 6/15/25 (Cost $2,328,107)	2,201,000	2,363,093

Packaging & Containers — 2.6%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 6.00%, 2/15/25, 144A	4,925,000	5,141,700
5.25%, 4/30/25, 144A	4,160,000	4,418,960
4.125%, 8/15/26, 144A	6,628,000	6,922,615
5.25%, 8/15/27, 144A	5,353,000	5,574,507
5.25%, 8/15/27, 144A	4,775,000	4,972,589
Ball Corp. 5.00%, 3/15/22	3,750,000	3,988,781
4.00%, 11/15/23	5,663,000	6,031,095
5.25%, 7/1/25	5,344,000	6,067,364
4.875%, 3/15/26	3,910,000	4,385,730
2.875%, 8/15/30	7,600,000	7,601,900
Berry Global, Inc. 5.125%, 7/15/23	4,239,000	4,297,286
4.50%, 2/15/26, 144A	2,203,000	2,251,246
4.875%, 7/15/26, 144A	7,005,000	7,450,133
5.625%, 7/15/27, 144A	3,051,000	3,227,241
Cascades, Inc./Cascades USA, Inc., 144A 5.375%, 1/15/28	3,300,000	3,524,977
Crown Americas LLC / Crown Americas Capital Corp. IV 4.50%, 1/15/23	5,486,000	5,777,389
Flex Acquisition Co., Inc. 6.875%, 1/15/25, 144A	3,891,000	3,978,217
7.875%, 7/15/26, 144A (a)	2,230,000	2,346,172
Graphic Packaging International LLC, 144A 3.50%, 3/15/28	2,524,000	2,574,228
LABL Escrow Issuer LLC 6.75%, 7/15/26, 144A	3,371,000	3,623,302
10.50%, 7/15/27, 144A	4,033,000	4,435,413
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/24, 144A	8,294,000	8,430,519
7.25%, 4/15/25, 144A	7,589,000	7,387,588
Owens-Brockway Glass Container, Inc. 5.875%, 8/15/23, 144A	3,935,000	4,196,107
6.625%, 5/13/27, 144A	3,861,000	4,254,339
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.125%, 7/15/23, 144A	8,052,000	8,180,429
7.00%, 7/15/24, 144A	3,328,000	3,417,423

	Principal Amount	Value
Packaging & Containers (Continued)
Sealed Air Corp. 4.875%, 12/1/22, 144A	$2,466,000	$2,610,298
5.25%, 4/1/23, 144A	2,175,000	2,335,613
5.125%, 12/1/24, 144A	2,265,000	2,498,578
5.50%, 9/15/25, 144A	2,147,000	2,412,466
4.00%, 12/1/27, 144A	2,559,000	2,731,733
Silgan Holdings, Inc. 4.125%, 2/1/28	3,373,000	3,503,704
Trivium Packaging Finance BV 5.50%, 8/15/26, 144A	5,807,000	6,138,696
8.50%, 8/15/27, 144A	4,686,000	5,162,918

(Cost $159,633,227)		161,851,256

Transportation — 0.5%
Cargo Aircraft Management, Inc., 144A 4.75%, 2/1/28	2,898,000	2,984,940
Kenan Advantage Group, Inc., 144A 7.875%, 7/31/23 (a)	2,178,000	2,082,070
XPO Logistics, Inc. 6.50%, 6/15/22, 144A	6,723,000	6,758,632
6.125%, 9/1/23, 144A	2,953,000	3,013,758
6.75%, 8/15/24, 144A	6,353,000	6,771,345
6.25%, 5/1/25, 144A	6,661,000	7,123,107

(Cost $28,543,590)		28,733,852

Trucking & Leasing — 0.1%
Fortress Transportation and Infrastructure Investors LLC 6.75%, 3/15/22, 144A	4,095,000	4,074,750
6.50%, 10/1/25, 144A	1,871,000	1,821,690
9.75%, 8/1/27, 144A	2,868,000	3,068,817

(Cost $8,943,726)		8,965,257

Technology — 4.1%
Computers — 1.2%
Banff Merger Sub, Inc., 144A 9.75%, 9/1/26	8,027,000	8,562,401
Dell International LLC / EMC Corp., 144A 7.125%, 6/15/24	8,145,000	8,458,583
Diebold Nixdorf, Inc. 8.50%, 4/15/24 (a)	2,258,000	2,166,303
9.375%, 7/15/25, 144A	3,785,000	4,087,800
EMC Corp. 3.375%, 6/1/23	6,283,000	6,506,769
Exela Intermediate LLC / Exela Finance, Inc., 144A 10.00%, 7/15/23	5,575,000	1,644,625
NCR Corp. 8.125%, 4/15/25, 144A	2,301,000	2,579,904
5.75%, 9/1/27, 144A	3,175,000	3,340,989
5.00%, 10/1/28, 144A	3,656,000	3,694,607
6.125%, 9/1/29, 144A	2,555,000	2,744,555
5.25%, 10/1/30, 144A	2,500,000	2,538,775
Presidio Holdings, Inc. 4.875%, 2/1/27, 144A	1,923,000	1,974,383
8.25%, 2/1/28, 144A	2,042,000	2,140,271

See Notes to Financial Statements.	55

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2020

	Principal Amount	Value
Computers (Continued)
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 144A 6.75%, 6/1/25	$7,260,000	$7,409,665
Vericast Corp., 144A 8.375%, 8/15/22	4,638,000	3,810,047
Western Digital Corp. 4.75%, 2/15/26	12,951,000	14,030,984

(Cost $76,652,025)		75,690,661

Office/Business Equipment — 0.6%
CDW LLC / CDW Finance Corp. 5.50%, 12/1/24	2,980,000	3,300,663
4.125%, 5/1/25	3,974,000	4,151,400
5.00%, 9/1/25	3,579,000	3,717,704
4.25%, 4/1/28	3,460,000	3,621,530
3.25%, 2/15/29	3,700,000	3,788,356
Xerox Corp. 4.125%, 3/15/23	5,486,000	5,647,782
Xerox Holdings Corp. 5.00%, 8/15/25, 144A	4,030,000	4,077,856
5.50%, 8/15/28, 144A	4,200,000	4,305,000

(Cost $32,511,401)		32,610,291

Semiconductors — 0.4%
ams AG, 144A 7.00%, 7/31/25	2,753,000	2,876,885
Microchip Technology, Inc., 144A 4.25%, 9/1/25	6,634,000	6,912,646
ON Semiconductor Corp., 144A 3.875%, 9/1/28	4,000,000	4,188,920
Qorvo, Inc. 5.50%, 7/15/26	5,381,000	5,717,689
4.375%, 10/15/29	4,698,000	5,046,686

(Cost $24,390,314)		24,742,826

Software — 1.9%
Black Knight InfoServ LLC, 144A 3.625%, 9/1/28	5,600,000	5,685,792
Boxer Parent Co., Inc., 144A 7.125%, 10/2/25	3,931,000	4,275,906
Camelot Finance SA, 144A 4.50%, 11/1/26	3,836,000	3,978,162
CDK Global, Inc. 5.00%, 10/15/24	2,148,000	2,434,500
5.875%, 6/15/26	2,729,000	2,872,777
4.875%, 6/1/27	3,238,000	3,425,173
5.25%, 5/15/29, 144A	3,350,000	3,657,731
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A 5.75%, 3/1/25	7,867,000	7,994,839
Dun & Bradstreet Corp. 6.875%, 8/15/26, 144A	3,923,000	4,263,811
10.25%, 2/15/27, 144A	2,735,000	3,124,231
MSCI, Inc. 4.75%, 8/1/26, 144A	3,326,000	3,468,702
5.375%, 5/15/27, 144A	2,124,000	2,299,485
4.00%, 11/15/29, 144A	4,852,000	5,199,840
3.625%, 9/1/30, 144A	2,307,000	2,423,688
3.875%, 2/15/31, 144A	6,215,000	6,572,362

	Principal Amount	Value
Software (Continued)
Nuance Communications, Inc. 5.625%, 12/15/26	$2,849,000	$3,028,216
Open Text Corp. 5.875%, 6/1/26, 144A	4,711,000	4,963,345
3.875%, 2/15/28, 144A	5,177,000	5,333,759
PTC, Inc. 3.625%, 2/15/25, 144A	2,815,000	2,899,450
4.00%, 2/15/28, 144A	2,871,000	2,979,524
Solera LLC / Solera Finance, Inc., 144A 10.50%, 3/1/24	11,359,000	11,926,950
SS&C Technologies, Inc., 144A 5.50%, 9/30/27	11,643,000	12,485,371
Veritas US, Inc. / Veritas Bermuda Ltd. 7.50%, 2/1/23, 144A	3,080,000	3,095,077
10.50%, 2/1/24, 144A (a)	4,880,000	4,891,688
7.50%, 9/1/25, 144A	5,000,000	5,204,675

(Cost $116,966,687)		118,485,054

Utilities — 2.4%
Electric — 2.2%
AES Corp. 5.50%, 4/15/25	2,769,000	2,860,931
6.00%, 5/15/26	2,860,000	3,009,621
5.125%, 9/1/27	3,127,000	3,382,804
Calpine Corp. 5.25%, 6/1/26, 144A	6,620,000	6,910,585
4.50%, 2/15/28, 144A	7,004,000	7,272,393
5.125%, 3/15/28, 144A	7,846,000	8,249,402
4.625%, 2/1/29, 144A	3,500,000	3,587,220
5.00%, 2/1/31, 144A	4,800,000	5,026,056
Clearway Energy Operating LLC 5.75%, 10/15/25	2,910,000	3,092,181
4.75%, 3/15/28, 144A	4,691,000	4,918,232
DPL, Inc., 144A 4.125%, 7/1/25	2,035,000	2,149,469
NextEra Energy Operating Partners LP 4.25%, 7/15/24, 144A	3,989,000	4,264,700
4.25%, 9/15/24, 144A	3,086,000	3,290,447
3.875%, 10/15/26, 144A	2,828,000	2,990,158
4.50%, 9/15/27, 144A	2,888,000	3,162,360
NRG Energy, Inc. 7.25%, 5/15/26	5,951,000	6,376,110
6.625%, 1/15/27	6,153,000	6,593,924
5.75%, 1/15/28	4,938,000	5,381,506
5.25%, 6/15/29, 144A	4,159,000	4,542,938
PG&E Corp. 5.00%, 7/1/28	5,689,000	5,682,315
5.25%, 7/1/30	5,658,000	5,639,612
Talen Energy Supply LLC 6.50%, 6/1/25	2,948,000	2,063,290
10.50%, 1/15/26, 144A	3,610,000	2,907,512
7.25%, 5/15/27, 144A	3,461,000	3,553,374
6.625%, 1/15/28, 144A	2,450,000	2,463,108
7.625%, 6/1/28, 144A	3,030,000	3,136,853
TransAlta Corp. 4.50%, 11/15/22	1,476,000	1,515,668

See Notes to Financial Statements.	56

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2020

	Principal Amount	Value
Electric (Continued)
Vistra Operations Co. LLC 5.50%, 9/1/26, 144A	$6,052,000	$6,362,165
5.625%, 2/15/27, 144A	7,297,000	7,727,231
5.00%, 7/31/27, 144A	7,028,000	7,460,081

(Cost $134,773,358)		135,572,246

Gas — 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.625%, 5/20/24	4,214,000	4,613,824
5.50%, 5/20/25	3,954,000	4,351,832
5.875%, 8/20/26	4,144,000	4,705,553
5.75%, 5/20/27	2,271,000	2,564,652

(Cost $15,617,347)		16,235,861

TOTAL CORPORATE BONDS (Cost $6,068,130,511)		6,110,374,718

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 2.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04% (b)(c) (Cost $134,912,900)	134,912,900	$134,912,900

CASH EQUIVALENTS — 1.7%
DWS Government Money Market Series “Institutional Shares”, 0.06% (b) (Cost $103,636,616)	103,636,616	103,636,616

TOTAL INVESTMENTS — 102.3% (Cost $6,306,680,027)		$6,348,924,234
Other assets and liabilities, net — (2.3%)		(140,373,743)

NET ASSETS — 100.0%		$6,208,550,491

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2020 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2020	Value ($) at 8/31/2020
SECURITIES LENDING COLLATERAL — 2.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04% (b)(c)
161,595,001	—	(26,682,101	)(d)	—	—	1,513,388	—	134,912,900	134,912,900

CASH EQUIVALENTS — 1.7%
DWS Government Money Market Series “Institutional Shares”, 0.06%(b)
36,745,383	853,967,932	(787,076,699)		—	—	237,075	—	103,636,616	103,636,616

198,340,384	853,967,932	(813,758,800)		—	—	1,750,463	—	238,549,516	238,549,516

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2020 amounted to $142,667,108, which is 2.3% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $13,451,281.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2020.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	57

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

August 31, 2020

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (e)	$—	$6,110,374,718	$—	$6,110,374,718
Short-Term Investments (e)	238,549,516	—	—	238,549,516

TOTAL	$238,549,516	$6,110,374,718	$—	$6,348,924,234

(e)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	58

DBX ETF Trust

Statements of Assets and Liabilities

August 31, 2020

	Xtrackers High Beta High Yield Bond ETF	Xtrackers Low Beta High Yield Bond ETF	Xtrackers Short Duration High Yield Bond ETF	Xtrackers USD High Yield Corporate Bond ETF
Assets
Investment in non-affiliated securities at value	$6,680,628	$37,401,493	$36,039,490	$6,110,374,718
Investment in DWS Government Money Market Series	503,524	1,116,381	1,670,002	103,636,616
Investment in DWS Government & Agency Securities Portfolio*	168,578	612,989	1,815,630	134,912,900
Cash	—	—	—	129,350
Due from advisor	2,007	3,430	3,835	5,943
Receivables:
Investment securities sold	588,760	2,728,510	355,013	298,774,553
Capital shares	—	—	—	46,382,076
Interest	110,051	474,793	581,443	90,793,524
Securities lending income	2,387	380	1,068	74,456

Total assets	$8,055,935	$42,337,976	$40,466,481	$6,785,084,136

Liabilities
Payable upon return of securities loaned	$168,578	$612,989	$1,815,630	$134,912,900
Payables:
Investment securities purchased	643,197	3,835,163	1,384,888	343,256,803
Capital shares	—	—	—	97,642,476
Investment advisory fees	10,047	16,115	6,238	721,466
Other	252,255	—	—	—

Total liabilities	1,074,077	4,464,267	3,206,756	576,533,645

Net Assets, at value	$6,981,858	$37,873,709	$37,259,725	$6,208,550,491

Net Assets Consist of
Paid-in capital	$17,571,448	$41,330,393	$36,828,160	$6,261,766,710
Distributable earnings (loss)	(10,589,590)	(3,456,684)	431,565	(53,216,219)

Net Assets, at value	$6,981,858	$37,873,709	$37,259,725	$6,208,550,491

Number of Common Shares outstanding	150,001	750,001	800,001	127,150,001

Net Asset Value	$46.55	$50.50	$46.57	$48.83

Investment in non-affiliated securities at cost	$6,676,222	$36,549,106	$34,500,091	$6,068,130,511

Value of securities loaned	$264,689	$700,686	$1,955,484	$142,667,108

Investment in DWS Government Money Market Series at cost	$503,524	$1,116,381	$1,670,002	$103,636,616

Investment in DWS Government & Agency Securities Portfolio at cost*	$168,578	$612,989	$1,815,630	$134,912,900

Non-cash collateral for securities on loan	$104,830	$110,490	$219,713	$13,451,281

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	59

DBX ETF Trust

Statements of Operations

For the Year Ended August 31, 2020

	Xtrackers High Beta High Yield Bond ETF	Xtrackers Low Beta High Yield Bond ETF	Xtrackers Short Duration High Yield Bond ETF	Xtrackers USD High Yield Corporate Bond ETF
Investment Income
Unaffiliated interest income	$8,990,178	$6,423,596	$2,557,554	$229,894,298
Income distributions from affiliated funds	9,579	13,006	5,751	237,075
Affiliated securities lending income	88,198	5,347	12,551	1,513,388
Unaffiliated securities lending income, net of borrower rebates	17,093	—	9,138	28,963

Total investment income	9,105,048	6,441,949	2,584,994	231,673,724

Expenses
Investment advisory fees	475,716	375,830	81,672	8,546,918
Other expenses	400	1,143	171	6,143

Total expenses	476,116	376,973	81,843	8,553,061

Less fees waived (see note 3):
Waiver	(204,683)	(76,260)	(566)	(2,157,629)

Net expenses	271,433	300,713	81,277	6,395,432

Net investment income (loss)	8,833,615	6,141,236	2,503,717	225,278,292

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(8,447,625)	(2,280,051)	(1,047,532)	(128,213,154)
In-kind redemptions	(93,371)	6,570,070	2,253,402	43,331,357
Foreign currency transactions	(21,119)	255	—	—
Payments by Affiliates (see note 8)	2,007	3,430	3,835	5,943

Net realized gain (loss)	(8,560,108)	4,293,704	1,209,705	(84,875,854)
Net change in unrealized appreciation (depreciation) on:
Investments	2,181,907	(2,775,645)	1,585,148	18,508,043

Net change in unrealized appreciation (depreciation)	2,181,907	(2,775,645)	1,585,148	18,508,043

Net realized and unrealized gain (loss) on investments and foreign currency transactions	(6,378,201)	1,518,059	2,794,853	(66,367,811)

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,455,414	$7,659,295	$5,298,570	$158,910,481

See Notes to Financial Statements.	60

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers High Beta High Yield Bond ETF		Xtrackers Low Beta High Yield Bond ETF
	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2020	Year Ended August 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$8,833,615	$10,122,442	$6,141,236	$6,561,539
Net realized gain (loss)	(8,560,108)	(2,102,427)	4,293,704	(873,902)
Net change in net unrealized appreciation (depreciation)	2,181,907	422,918	(2,775,645)	5,099,880

Net increase (decrease) in net assets resulting from operations	2,455,414	8,442,933	7,659,295	10,787,517

Distributions to Shareholders	(9,663,912)	(10,069,325)	(7,126,652)	(6,517,014)

Fund Shares Transactions
Proceeds from shares sold	—	4,812,681	54,342,652	7,295,389
Value of shares redeemed	(136,509,024)	—	(161,280,463)	(4,928,829)

Net increase (decrease) in net assets resulting from fund share transactions	(136,509,024)	4,812,681	(106,937,811)	2,366,560

Total net increase (decrease) in Net Assets	(143,717,522)	3,186,289	(106,405,168)	6,637,063

Net Assets
Beginning of year	150,699,380	147,513,091	144,278,877	137,641,814

End of year	$6,981,858	$150,699,380	$37,873,709	$144,278,877

Changes in Shares Outstanding
Shares outstanding, beginning of year	3,100,001	3,000,001	2,850,001	2,800,001
Shares sold	—	100,000	1,100,000	150,000
Shares redeemed	(2,950,000)	—	(3,200,000)	(100,000)

Shares outstanding, end of year	150,001	3,100,001	750,001	2,850,001

See Notes to Financial Statements.	61

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Short Duration High Yield Bond ETF		Xtrackers USD High Yield Corporate Bond ETF
	Year Ended August 31, 2020	Year Ended August 31, 2019	Year Ended August 31, 2020	Year Ended August 31, 2019
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$2,503,717	$1,944,205	$225,278,292	$147,169,295
Net realized gain (loss)	1,209,705	(839,403)	(84,875,854)	(6,584,462)
Net change in net unrealized appreciation (depreciation)	1,585,148	177,009	18,508,043	34,976,324

Net increase (decrease) in net assets resulting from operations	5,298,570	1,281,811	158,910,481	175,561,157

Distributions to Shareholders	(2,545,587)	(2,014,987)	(231,469,345)	(141,405,511)

Fund Shares Transactions
Proceeds from shares sold	175,438,715	12,264,827	8,095,596,847	2,772,020,595
Value of shares redeemed	(163,041,545)	(29,177,886)	(4,876,338,905)	(1,539,942,869)

Net increase (decrease) in net assets resulting from fund share transactions	12,397,170	(16,913,059)	3,219,257,942	1,232,077,726

Total net increase (decrease) in Net Assets	15,150,153	(17,646,235)	3,146,699,078	1,266,233,372

Net Assets
Beginning of year	22,109,572	39,755,807	3,061,851,413	1,795,618,041

End of year	$37,259,725	$22,109,572	$6,208,550,491	$3,061,851,413

Changes in Shares Outstanding
Shares outstanding, beginning of year	450,001	800,001	60,950,001	36,000,001
Shares sold	4,100,000	250,000	169,850,000	56,450,000
Shares redeemed	(3,750,000)	(600,000)	(103,650,000)	(31,500,000)

Shares outstanding, end of year	800,001	450,001	127,150,001	60,950,001

See Notes to Financial Statements.	62

DBX ETF Trust

Financial Highlights

Xtrackers High Beta High Yield Bond ETF Selected Per Share Data	Years Ended August 31,			Period Ended 8/31/2018(a)
	2020		2019
Net Asset Value, beginning of period	$48.61		$49.17	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	3.01	(c)	3.32	2.07
Net realized and unrealized gain (loss)	(1.95	)(c)	(0.58)	(1.11)

Total from investment operations	1.06		2.74	0.96

Less distributions from:
Net investment income	(3.12)		(3.30)	(1.79)

Total distributions	(3.12)		(3.30)	(1.79)

Net Asset Value, end of period	$46.55		$48.61	$49.17

Total Return (%)	2.46	(d)	5.90 (d)	2.01	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	7		151	148
Ratio of expenses before fee waiver (%)	0.35		0.35	0.35	*
Ratio of expenses after fee waiver (%)	0.20		0.31	0.35	*
Ratio of net investment income (loss) (%)	6.50	(c)	6.91	6.71	*
Portfolio turnover rate (%)(e)	98		51	34	**

Xtrackers Low Beta High Yield Bond ETF Selected Per Share Data	Years Ended August 31,			Period Ended 8/31/2018(a)
	2020		2019
Net Asset Value, beginning of period	$50.62		$49.16	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	2.02	(c)	2.29	1.37
Net realized and unrealized gain (loss)	0.12	(c)	1.44	(1.05)

Total from investment operations	2.14		3.73	0.32

Less distributions from:
Net investment income	(2.26)		(2.27)	(1.16)

Total distributions	(2.26)		(2.27)	(1.16)

Net Asset Value, end of period	$50.50		$50.62	$49.16

Total Return (%)	4.42	(d)	7.84 (d)	0.68	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	38		144	138
Ratio of expenses before fee waiver (%)	0.25		0.25	0.25	*
Ratio of expenses after fee waiver (%)	0.20		0.24	0.25	*
Ratio of net investment income (loss) (%)	4.09	(c)	4.66	4.44	*
Portfolio turnover rate (%)(e)	111		55	52	**

(a)	For the period January 11, 2018 (commencement of operations) through August 31, 2018.
(b)	Based on average shares outstanding during the period.
(c)

The Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective September 1, 2019, the Fund adopted ASU 2017-08 and the effect of this change for the year ended August 31, 2020 was a decrease to net investment income per share by $0.04 and $0.23, increase to net realized and unrealized gain (loss) from investments per share by $0.04 and $0.23, and decrease to the ratio of net investment income to average net assets of 0.08% and 0.47%, for Xtrackers High Beta High Yield Bond ETF and Xtrackers Low Beta High Yield Bond ETF respectively. Per share data and ratios for years prior to August 31, 2020 have not been restated to reflect this change in presentation.

(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	63

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Short Duration High Yield Bond ETF Selected Per Share Data	Years Ended August 31,			Period Ended 8/31/2018(a)
	2020		2019
Net Asset Value, beginning of period	$49.13		$49.69	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	2.69	(c)	2.83	1.76
Net realized and unrealized gain (loss)	(2.47	)(c)(d)	(0.54)	(0.59)

Total from investment operations	0.22		2.29	1.17

Less distributions from:
Net investment income	(2.78)		(2.85)	(1.48)

Total distributions	(2.78)		(2.85)	(1.48)

Net Asset Value, end of period	$46.57		$49.13	$49.69

Total Return (%)	0.61	(e)	4.79 (e)	2.41	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	37		22	40
Ratio of expenses before fee waiver (%)	0.20		0.20	0.20	*
Ratio of expenses after fee waiver (%)	0.20		0.20	0.20	*
Ratio of net investment income (loss) (%)	6.13	(c)	5.78	5.56	*
Portfolio turnover rate (%)(f)	150		45	37	**

Xtrackers USD High Yield Corporate Bond ETF Selected Per Share Data	Years Ended August 31,				Period Ended 8/31/2017(g)
	2020		2019	2018
Net Asset Value, beginning of period	$50.24		$49.88	$51.21	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	2.54	(c)	2.98	2.89	2.07
Net realized and unrealized gain (loss)	(1.19	)(c)	0.30	(1.53)	1.11

Total from investment operations	1.35		3.28	1.36	3.18

Less distributions from:
Net investment income	(2.76)		(2.92)	(2.69)	(1.97)

Total distributions	(2.76)		(2.92)	(2.69)	(1.97)

Net Asset Value, end of period	$48.83		$50.24	$49.88	$51.21

Total Return (%)	2.91	(e)	6.87 (e)	2.76 (e)	6.43	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	6,209		3,062	1,796	220
Ratio of expenses before fee waiver (%)	0.20		0.20	0.20	0.25	*
Ratio of expenses after fee waiver (%)	0.15		0.17	0.20	0.25	*
Ratio of net investment income (loss) (%)	5.27	(c)	6.06	5.86	5.57	*
Portfolio turnover rate (%)(f)	54		29	32	36	**

(a)	For the period January 10, 2018 (commencement of operations) through August 31, 2018.
(b)	Based on average shares outstanding during the period.
(c)

The Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective September 1, 2019, the Fund adopted ASU 2017-08 and the effect of this change for the year ended August 31, 2020 was a decrease to net investment income per share by $0.10 and $0.15, increase to net realized and unrealized gain (loss) from investments per share by $0.10 and $0.15, and decrease to the ratio of net investment income to average net assets of 0.22% and 0.32%, for Xtrackers Short Duration High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF respectively. Per share data and ratios for years prior to August 31, 2020 have not been restated to reflect this change in presentation.

(d)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(e)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(g)	For the period December 7, 2016 (commencement of operations) through August 31, 2017.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	64

DBX ETF Trust

Notes to Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of August 31, 2020, the Trust consists of thirty-three investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers High Beta High Yield Bond ETF
Xtrackers Low Beta High Yield Bond ETF
Xtrackers Short Duration High Yield Bond ETF
Xtrackers USD High Yield Corporate Bond ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers High Beta High Yield Bond ETF	Solactive USD High Yield Corporates Total Market High Beta Index
Xtrackers Low Beta High Yield Bond ETF	Solactive USD High Yield Corporates Total Market Low Beta Index
Xtrackers Short Duration High Yield Bond ETF	Solactive USD High Yield Corporates Total Market 0-5 Year Index
Xtrackers USD High Yield Corporate Bond ETF	Solactive USD High Yield Corporates Total Market Index

The Solactive USD High Yield Corporates Total Market High Beta Index is designed to track the performance of the segment of the U.S. dollar denominated high yield corporate bond market that exhibits higher overall beta to the broader high yield corporate fixed income market. The Solactive USD High Yield Corporates Total Market Low Beta Index is designed to track the performance of the segment of the U.S. dollar-denominated high yield corporate bond market that exhibits lower overall beta to the broader high yield corporate fixed income market. The Solactive USD High Yield Corporates Total Market 0-5 Year Index is designed to track the performance of short-term publicly issued U.S. dollar-denominated below investment grade corporate debt. The Solactive USD High Yield Corporates Total Market Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds. Under normal circumstances, the Solactive Indexes are reconstituted monthly on the last day of each month. The Funds reconstitute and rebalance their portfolios in accordance with their respective underlying indexes, and therefore any changes to the underlying indexes reconstitution and rebalance schedules will result in corresponding changes to a Fund’s reconstitution and rebalance schedule.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund, except Xtrackers USD High Yield Corporate Bond ETF, is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

65

DBX ETF Trust

Notes to Financial Statements (Continued)

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker dealers. These securities are generally categorized as Level 2.

ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; length of time of a halt in trading of the security; movement in the security’s proxy index; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

66

DBX ETF Trust

Notes to Financial Statements (Continued)

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

Accounting Standards Update    In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update 2017-08, Receivables-Nonrefundable fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. Effective September 1, 2019 the Funds adopted ASU 2017-08 on a modified retrospective basis through a cumulative-effect adjustment as of the beginning of the period of adoption. The adoption of ASU 2017-08 had no impact on beginning net assets or any prior period information presented in the financial statements. Refer to the Financial Highlights for any current period impacts to the Funds.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the year ended August 31, 2020, the Funds did not incur any interest or penalties.

As of August 31, 2020, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Capital and Other Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Xtrackers High Beta High Yield Bond ETF	$222,129	$(10,799,562)	$(12,157)	$(10,589,590)
Xtrackers Low Beta High Yield Bond ETF	303,086	(4,532,620)	772,850	(3,456,684)
Xtrackers Short Duration High Yield Bond ETF	288,342	(1,351,620)	1,494,843	431,565
Xtrackers USD High Yield Corporate Bond ETF	23,763,895	(93,209,076)	16,228,962	(53,216,219)

67

DBX ETF Trust

Notes to Financial Statements (Continued)

The tax character of dividends and distributions declared for the years ended August 31, 2020 and August 31, 2019 were as follows:

Year Ended August 31, 2020
Ordinary Income*
Xtrackers High Beta High Yield Bond ETF	$9,663,912
Xtrackers Low Beta High Yield Bond ETF	7,126,652
Xtrackers Short Duration High Yield Bond ETF	2,545,587
Xtrackers USD High Yield Corporate Bond ETF	231,469,345

Year Ended August 31, 2019
Ordinary Income*
Xtrackers High Beta High Yield Bond ETF	$10,069,325
Xtrackers Low Beta High Yield Bond ETF	6,517,014
Xtrackers Short Duration High Yield Bond ETF	2,014,987
Xtrackers USD High Yield Corporate Bond ETF	141,405,511

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At August 31, 2020, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers High Beta High Yield Bond ETF	$2,922,464	$7,877,098	$10,799,562
Xtrackers Low Beta High Yield Bond ETF	3,515,042	1,017,578	4,532,620
Xtrackers Short Duration High Yield Bond ETF	629,788	721,832	1,351,620
Xtrackers USD High Yield Corporate Bond ETF	37,668,804	55,540,272	93,209,076

For the fiscal year ended August 31, 2020, the effect of permanent “book/tax” reclassifications to the components of net assets are included below.These differences are primarily due to premium amortization on debt securities, redemptions-in-kind.

	Distributable earnings (loss)	Paid-In Capital
Xtrackers High Beta High Yield Bond ETF	$316,483	$(316,483)
Xtrackers Low Beta High Yield Bond ETF	(6,233,682)	6,233,682
Xtrackers Short Duration High Yield Bond ETF	(1,822,510)	1,822,510
Xtrackers USD High Yield Corporate Bond ETF	1,350,723	(1,350,723)

As of August 31, 2020, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or (depreciation) and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers High Beta High Yield Bond ETF	$7,364,887	$(12,157)	$259,804	$(271,961)
Xtrackers Low Beta High Yield Bond ETF	38,358,013	772,850	855,430	(82,580)
Xtrackers Short Duration High Yield Bond ETF	38,030,279	1,494,843	1,731,280	(236,437)
Xtrackers USD High Yield Corporate Bond ETF	6,332,695,272	16,228,962	104,583,711	(88,354,749)

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign

68

DBX ETF Trust

Notes to Financial Statements (Continued)

taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Receivables and payables related to foreign taxes as of August 31, 2020, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended August 31, 2020, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.06% annualized effective rate as of August 31, 2020) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

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As of August 31, 2020, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at year end.

Remaining Contractual Maturity of the Agreements, as of August 31, 2020

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers High Beta High Yield Bond ETF
Corporate Bonds	$168,578	$—	$1,560	$103,270	$273,408

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$273,408

Xtrackers Low Beta High Yield Bond ETF
Corporate Bonds	$612,989	$—	$1,645	$108,845	$723,479

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$723,479

Xtrackers Short Duration High Yield Bond ETF
Corporate Bonds	$1,815,630	$—	$3,271	$216,442	$2,035,343

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$2,035,343

Xtrackers USD High Yield Corporate Bond ETF
Corporate Bonds	$134,912,900	$—	$204,915	$13,246,366	$148,364,181

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$148,364,181

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers High Beta High Yield Bond ETF	0.35%
Xtrackers Low Beta High Yield Bond ETF	0.25%
Xtrackers Short Duration High Yield Bond ETF	0.20%
Xtrackers USD High Yield Corporate Bond ETF	0.20%

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The Advisor for Xtrackers High Beta High Yield Bond ETF has contractually agreed, until December 19, 2020, to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.20% of the Fund’s average daily net assets. For the year ended August 31, 2020, the Advisor waived $203,878 of expenses to the Fund.

The Advisor for Xtrackers Low Beta High Yield Bond ETF has contractually agreed, until December 19, 2020, to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.20% of the Fund’s average daily net assets. For the year ended August 31, 2020, the Advisor waived $75,166 of expenses to the Fund.

The Advisor for Xtrackers USD High Yield Corporate Bond ETF has contractually agreed, until December 19, 2020, to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.15% of the Fund’s average daily net assets. For the year ended August 31, 2020, the Advisor waived $2,136,730 of expenses to the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fees in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated Funds. For the year ended August 31, 2020, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers High Beta High Yield Bond ETF	$805
Xtrackers Low Beta High Yield Bond ETF	1,094
Xtrackers Short Duration High Yield Bond ETF	566
Xtrackers USD High Yield Corporate Bond ETF	20,899

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and the Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the year ended August 31, 2020, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers High Beta High Yield Bond ETF	$128,134,911	$128,614,080
Xtrackers Low Beta High Yield Bond ETF	161,431,737	159,672,697
Xtrackers Short Duration High Yield Bond ETF	59,004,305	55,827,282
Xtrackers USD High Yield Corporate Bond ETF	2,218,868,785	2,318,498,779

For the year ended August 31, 2020, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers High Beta High Yield Bond ETF	$—	$133,432,427
Xtrackers Low Beta High Yield Bond ETF	51,085,501	159,050,478
Xtrackers Short Duration High Yield Bond ETF	167,406,391	159,531,285
Xtrackers USD High Yield Corporate Bond ETF	8,060,569,242	4,798,759,518

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Notes to Financial Statements (Continued)

Transactions with Affiliates.    The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment advisor, common officers, or common trustees. During the year ended August 31, 2020, the Funds engaged in securities purchases and securities sales with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act as follows:

	Securities Purchased	Securities Sold	Net Realized Gain (Loss) on Securities Sold
Xtrackers High Beta High Yield Bond ETF	$49,860,555	$81,592,310	$2,070,349
Xtrackers Low Beta High Yield Bond ETF	81,810,285	50,042,319	(2,479,756)
Xtrackers Short Duration High Yield Bond ETF	116,869	176,012	(21,571)
Xtrackers USD High Yield Corporate Bond ETF	318,264	295,331	(22,388)

5. Fund Share Transactions

As of August 31, 2020, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. A Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in NAV of a Fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high-yield debt securities could increase liquidity risk for a Fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers USD High Yield Corporate Bond ETF and certain other funds managed by the Advisor to borrow up to $105 million. The Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain the Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. The Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the Act or 25 percent of adjusted total net assets. The Fund had no outstanding loans at August 31, 2020.

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Notes to Financial Statements (Continued)

8. Payments by Affiliates

During the year ended August 31, 2020, the Advisor agreed to reimburse Xtrackers High Beta High Yield Bond ETF $2,007 for a loss due to a trade executed incorrectly. The amount compensated was less than 0.01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.

During the year ended August 31, 2020, the Advisor agreed to reimburse Xtrackers Low Beta High Yield Bond ETF $3,430 for a loss due to a trade executed incorrectly. The amount compensated was less than 0.01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.

During the year ended August 31, 2020, the Advisor agreed to reimburse Xtrackers Short Duration High Yield Bond ETF $3,835 for a loss due to a trade executed incorrectly. The amount compensated was 0.01% of the Fund’s average net assets.

During the year ended August 31, 2020, the Advisor agreed to reimburse Xtrackers USD High Yield Corporate Bond ETF $5,943 for a loss due to a trade executed incorrectly. The amount compensated was less than 0.01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.

9. Other — COVID-19 Pandemic

A novel strain of coronavirus (COVID-19) outbreak was declared a pandemic by the World Health Organization on March 11, 2020. The situation is evolving with various cities and countries around the world responding in different ways to address the pandemic. There are direct and indirect economic effects developing for various industries and individual companies throughout the world. The recent pandemic spread of the novel coronavirus and related geopolitical events could lead to increased financial market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on a Fund and its investments. A prolonged disruption may result in a Fund and its service providers experiencing operational difficulties in implementing their business continuity plans. Management will continue to monitor the impact COVID-19 has on the Funds and reflect the consequences as appropriate in each Fund’s accounting and financial reporting.

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DBX ETF Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders of

Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Short Duration High Yield Bond ETF, Xtrackers USD High Yield Corporate Bond ETF, and the Board of Trustees of DBX ETF Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Short Duration High Yield Bond ETF, and Xtrackers USD High Yield Corporate Bond ETF (collectively referred to as the “Funds”), (four of the funds constituting DBX ETF Trust (the “Trust”)), including the schedules of investments, as of August 31, 2020, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (four of the funds constituting DBX ETF Trust) at August 31, 2020, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the DBX ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Xtrackers High Beta High Yield Bond ETF Xtrackers Low Beta High Yield Bond ETF	For the year ended August 31, 2020	For each of the two years in the period ended August 31, 2020	For each of the two years in the period ended August 31, 2020 and the period from January 11, 2018 (commencement of operations) through August 31, 2018
Xtrackers Short Duration High Yield Bond ETF	For the year ended August 31, 2020	For each of the two years in the period ended August 31, 2020	For each of the two years in the period ended August 31, 2020 and the period from January 10, 2018 (commencement of operations) through August 31, 2018
Xtrackers USD High Yield Corporate Bond ETF	For the year ended August 31, 2020	For each of the two years in the period ended August 31, 2020	For each of the three years in the period ended August 31, 2020 and the period from December 7, 2016 (commencement of operations) through August 31, 2017

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an

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understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

New York, New York

October 26, 2020

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DBX ETF Trust

Board Members and Officers (Unaudited)

Identification and Background

The Board has responsibility for the overall management and operations of the funds, including general supervision of the duties performed by the Advisor and other service providers. Each Board Member serves until his or her successor is duly elected or appointed and qualified. Each officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

The Trust currently has three Board Members. The three Independent Board Members have no affiliation or business connection with the Advisor or any of its affiliated persons and do not own any stock or other securities issued by the Advisor.

The Independent Board Members of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the fund complex (defined below) overseen by each Independent Board Member, and other directorships, if any, held by the Board Members are shown below. The fund complex includes all registered open- and closed-end funds (including all of their portfolios) advised by the Advisor and any registered funds that have an investment advisor that is an affiliated person of the Advisor. As of the date of this shareholder report, the fund complex consists of the funds in the Trust, as well as the registered funds advised by affiliates of the Advisor.

Shareholder Communications to the Board.    Shareholders may send communications to the Trust’s Board by addressing the communications directly to the Board (or individual Board Members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board Members). The shareholder may send the communication to either the Trust’s office or directly to such Board members c/o 875 Third Avenue, New York, NY 10022. Other shareholder communications received by the Trust not directly addressed and sent to the Board will be reviewed and generally responded to by management. Such communications will be forwarded to the Board at management’s discretion based on the matters contained therein.

Independent Board Members
Name, Year of Birth, Position with the Trust and Length of Time Served(1)	Business Experience and Directorships During the Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Board Member
Stephen R. Byers (1953) Chairman since 2016, and Board Member since 2011 (formerly, Lead Independent Board Member, 2015-2016)	Independent Director (2011- present); Independent Consultant (2014-present); Director of Investment Management, the Dreyfus Corporation (2000-2006) and Vice Chairman and Chief Investment Officer, the Dreyfus Corporation (2002-2006).	33	The Arbitrage Funds, Sierra Income Corporation, Mutual Fund Directors Forum
George O. Elston (1964) Board Member since 2011, Chairman of the Audit Committee since 2015	Chief Financial Officer, Enzyvant (2018-present); Chief Executive Officer, 2X Oncology, Inc. (2017-2018); Senior Vice President and Chief Financial Officer, Juniper Pharmaceuticals, Inc. (2014-2016); Senior Vice President and Chief Financial Officer, KBI BioPharma Inc. (2013-2014); Managing Partner, Chatham Street Partners (2010-2013).	33	—
J. David Officer (1948) Board Member since 2011, Chairman of the Nominating Committee since 2015	Independent Director (2010-present); Vice Chairman, the Dreyfus Corporation (2006-2009); President, The Dreyfus Family of Funds, Inc. (2006-2009).	33	(Chairman of) Ilex Management Ltd; Old Westbury Funds

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Board Members and Officers (Unaudited) (Continued)

Officers(2)
Name, Year of Birth, Position with the Trust and Length of Time Served(4)	Business Experience and Directorships During the Past 5 Years
Freddi Klassen(5) (1975) President and Chief Executive Officer, 2016- present	Director(3) in DWS and Chief Operating Officer in the Americas for the Traditional Asset Classes Department (2014-present); Manager and Chief Operating Officer of DWS Investment Management Americas, Inc. (2018-present) and the Advisor (2016-present); Global Chief Operating Officer for Equities Technology in the Investment Bank Division at Deutsche Bank AG (2013-2014); Chief Operating Officer for Exchange Traded Funds and Systematic Funds in Europe (2008-2013).
Luke Oliver(5) (1980) Chief Operating Officer, 2019-present	Managing Director(3) in DWS (2017-present); Director(3) in DWS (2009-2017); Head of Passive Americas Asset Management Platform (2019-present); Manager, Chief Executive Officer and Chief Investment Officer of the Advisor (2019-present); Head of ETF Capital Markets, Americas (2012-2018); Lead Portfolio Manager of PowerShares DB ETFs (2009-2012).
Diane Kenneally(6) (1966) Treasurer, Chief Financial Officer and Controller, 2019- present	Director(3) in DWS; Chief Financial Officer and Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2018-present); Treasurer and Chief Financial Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018-present); formerly: Assistant Treasurer for the DWS funds (2007-2018).
Frank Gecsedi(5) (1967) Chief Compliance Officer, 2010-present	Director(3) in DWS Compliance Department (2016-present), Vice President in the Deutsche Asset Management Compliance Department at Deutsche Bank AG (2013-2016) and Chief Compliance Officer of the Advisor (2010-present); Chief Compliance Officer of DWS Distributors, Inc. (2019-present); Vice President in Deutsche Bank’s Global Markets Legal, Risk and Capital Division (2010-2012).
Bryan Richards(5) (1978) Vice President, 2016-present	Managing Director(3) in DWS (2018-present); Director(3) in DWS (2014-2018); Portfolio Manager in the Passive Asset Management Department at DWS (2011-present); Primary Portfolio Manager for the PowerShares DB Commodity ETFs (2011-2015).
John Millette(6) (1962) Secretary, 2020-present	Director(3) in DWS US Retail Legal (2003-present); Vice President and Secretary of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (1999-present); Chief Legal Officer, DWS Investment Management Americas, Inc. (2015-present); Director and Vice President of DWS Trust Company (2016-present); Secretary, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2011-present); formerly: Secretary of Deutsche Investment Management Americas Inc. (2015-2017); Assistant Secretary of DBX ETF Trust (2019-2020); Assistant Secretary (July 14, 2006-December 31, 2010) and Secretary (January 31, 2006-July 13, 2006), The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc.

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Board Members and Officers (Unaudited) (Continued)

Name, Year of Birth, Position with the Trust and Length of Time Served(4)	Business Experience and Directorships During the Past 5 Years
Caroline Pearson(6) (1962) Assistant Secretary, 2020-present	Managing Director(3) in DWS US Retail Legal; Chief Legal Officer of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2010-present); Chief Legal Officer, DBX Advisors LLC and DBX Strategic Advisors LLC (2020-present); Chief Legal Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2012-present); formerly: Secretary, Deutsche AM Distributors, Inc. (2002-2017); and Secretary, Deutsche AM Service Company (2010-2017).
Paul Antosca(6) (1957) Assistant Treasurer, 2019-present	Director(3) in DWS; Assistant Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2007-present).
Jeffrey Berry(6) (1959) Assistant Treasurer, 2019-present	Director(3) in DWS.
Sheila Cadogan(6) (1966) Assistant Treasurer, 2019-present	Director(3) in DWS; Assistant Treasurer for DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (2017-present); Director and Vice President, DWS Trust Company (2018-present); Assistant Treasurer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (2018-present).
Christina A. Morse(7) (1964) Assistant Secretary, 2017-present	Vice President at BNY Mellon-Asset Servicing (2014-present); Vice President and Counsel at Lord Abbett & Co. LLC (2013-2014).
Michelle Goveia-Pine(5) (1970) Interim Anti-Money Laundering Compliance Officer, since July 9, 2020	Director(3) in DWS; Interim AML Officer, DWS Trust Company (since July 28, 2020); and Interim AML Officer of DWS US registered investment companies advised by DWS Investment Management Americas, Inc. (since July 10, 2020); Interim AML Officer, The European Equity Fund, Inc., The New Germany Fund, Inc. and The Central and Eastern Europe Fund, Inc. (since July 24, 2020).

(1)	The length of time served is represented by the year in which the Board Member joined the Board.
(2)

As a result of their respective positions held with the Advisor and its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Funds.

(3)	Executive title, not a board directorship.
(4)	The length of time served is represented by the year in which the officer was first elected to the Trust in such capacity.
(5)	Address: 875 Third Avenue, New York, New York 10022.
(6)	Address: 100 Summer Street, Boston, MA 02110.
(7)	Address: BNY Mellon Asset Servicing, 240 Greenwich Street, New York, NY 10286.

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the Funds’ Board Members. The SAI is available by calling 855-329-3837, or on the Company’s website at www.Xtrackers.com.

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Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at 855-329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount/Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Cboe, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

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Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

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This report is intended for the shareholders of the DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Bond investments are subject to interest rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. With respect to each Fund except HYLB, investing in a single industry, or group of industries, country or in a limited geographic region generally are more volatile than more diversified funds. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Distressed securities are speculative and involve substantial risks beyond the risks of investing in junk bonds, such as no interest payments or repayment of principal, or the loss of the entire investment in the distressed security. Each Fund except HYLB, are currently non-diversified and can take larger positions in fewer issues, increasing their potential risk. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. Please read the prospectus for more information.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Funds and their investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. or Cboe BZX Exchange, Inc., as applicable. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”) The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

HYUP, HYDW, SHYL, and HYLB are not sponsored, endorsed, issued, sold or promoted in any other manner by Solactive AG (the “Licensor”) nor does the trademark or the Index Price at any time or in any other respect.

Copyright © 2020 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP 5 Times Square New York, NY 10036	Legal counsel Dechert LLP 1095 Avenue of the Americas New York, NY 10036

R-052201-4 (10/20) DBX004597 (10/21)

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

Stephen R. Byers, George O. Elston, and J. David Officer are the designated financial experts on the Audit Committee of DBX ETF Trust. With respect to DBX ETF Trust, Stephen Byers, George O. Elston, and J. David Officer are not “interested persons” as such terms are defined by Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $284,595 for 2020 and $372,680 for 2019.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2020 and $0 for 2019.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $235,418 for 2020 and $304,417 for 2019.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item, are $0 for 2020 and $0 for 2019.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

In accordance with Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the audit and permissible non-audit services of the Registrant.

(e)(2)	All of the services described in paragraphs (b) through (d) above were approved by the Audit Committee in accordance with paragraph (c) (7) (i) (c) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2020 and $0 for 2019.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Stephen R. Byers, George O. Elston, and J. David Officer.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date	November 5, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date	November 5, 2020

By (Signature and Title)	/s/ Diane Kenneally
Diane Kenneally
Treasurer and Chief Financial Officer

Date	November 5, 2020